                                                                    May 1, 2017

MetLife Financial Freedom Select(R) Variable Annuity Contracts Issued by Metropolitan Life Insurance Company
This Prospectus describes MetLife Financial Freedom Select group and individual deferred variable annuity contracts ("Deferred Annuities").

--------------------------------------------------------------------------------

    You decide how to allocate your money among the various available investment choices. The investment choices available to You are listed in the Contract for your Deferred Annuity. Your choices may include the Fixed
Interest Account (not offered or described in this Prospectus) and Investment Divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding portfolios of the Brighthouse Funds Trust I ("Trust I"), Portfolios of Brighthouse Funds Trust II ("Trust II"), a portfolio of the Calvert Variable Series, Inc. ("Calvert Fund"), and funds of the American Funds Insurance Series(R) ("American Funds(R)"). For convenience, the portfolios and the funds are referred to as "Portfolios" in this Prospectus. The Deferred Annuities are no longer available for sale to employer sponsored retirement plans, except for sales of SEPs and SIMPLE Individual Retirement Annuities, subject to our underwriting requirements. The optional Guaranteed Minimum Income Benefit and the optional Lifetime Withdrawal Guarantee Benefit are not available in connection with these sales. MetLife will continue to accept additional purchase payments and new enrollments under plans currently funded by a Deferred Annuity.

                                           AMERICAN FUNDS(R)
AMERICAN FUNDS BOND FUND                             AMERICAN FUNDS GROWTH FUND
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND      AMERICAN FUNDS GROWTH-INCOME FUND
                                       BRIGHTHOUSE FUNDS TRUST I
AMERICAN FUNDS(R) BALANCED ALLOCATION PORTFOLIO      INVESCO MID CAP VALUE PORTFOLIO
AMERICAN FUNDS(R) GROWTH ALLOCATION PORTFOLIO        INVESCO SMALL CAP GROWTH PORTFOLIO
AMERICAN FUNDS(R) MODERATE ALLOCATION PORTFOLIO      LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO
BRIGHTHOUSE ASSET ALLOCATION 100 PORTFOLIO           MFS(R) RESEARCH INTERNATIONAL PORTFOLIO
BRIGHTHOUSE SMALL CAP VALUE PORTFOLIO                MORGAN STANLEY MID CAP GROWTH PORTFOLIO
BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN       OPPENHEIMER GLOBAL EQUITY PORTFOLIO
PORTFOLIO                                            PIMCO INFLATION PROTECTED BOND PORTFOLIO
BRIGHTHOUSE/WELLINGTON LARGE CAP RESEARCH PORTFOLIO  PIMCO TOTAL RETURN PORTFOLIO
CLARION GLOBAL REAL ESTATE PORTFOLIO                 SSGA GROWTH AND INCOME ETF PORTFOLIO
CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO              SSGA GROWTH ETF PORTFOLIO
HARRIS OAKMARK INTERNATIONAL PORTFOLIO               T. ROWE PRICE MID CAP GROWTH PORTFOLIO
                                      BRIGHTHOUSE FUNDS TRUST II
BLACKROCK BOND INCOME PORTFOLIO                      METLIFE AGGREGATE BOND INDEX PORTFOLIO
BLACKROCK CAPITAL APPRECIATION PORTFOLIO             METLIFE MID CAP STOCK INDEX PORTFOLIO
BLACKROCK LARGE CAP VALUE PORTFOLIO                  METLIFE MSCI EAFE(R) INDEX PORTFOLIO
BRIGHTHOUSE ASSET ALLOCATION 20 PORTFOLIO            METLIFE RUSSELL 2000(R) INDEX PORTFOLIO
BRIGHTHOUSE ASSET ALLOCATION 40 PORTFOLIO            METLIFE STOCK INDEX PORTFOLIO
BRIGHTHOUSE ASSET ALLOCATION 60 PORTFOLIO            MFS(R) TOTAL RETURN PORTFOLIO
BRIGHTHOUSE ASSET ALLOCATION 80 PORTFOLIO            MFS(R) VALUE PORTFOLIO
BRIGHTHOUSE/ARTISAN MID CAP VALUE PORTFOLIO          NEUBERGER BERMAN GENESIS PORTFOLIO
BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES     T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO
PORTFOLIO                                            T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO
JENNISON GROWTH PORTFOLIO                            WESTERN ASSET MANAGEMENT STRATEGIC BOND
LOOMIS SAYLES SMALL CAP CORE PORTFOLIO               OPPORTUNITIES PORTFOLIO
LOOMIS SAYLES SMALL CAP GROWTH PORTFOLIO             WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO
                                             CALVERT FUND
CALVERT VP SRI BALANCED PORTFOLIO

Certain Portfolios have been subject to a change. Please see Appendix
V -- "Additional Information Regarding the Portfolios."
HOW TO LEARN MORE:
Before investing, read this Prospectus. The Prospectus contains information about the Deferred Annuities and Metropolitan Life Separate Account E which You should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated May 1, 2017. The SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page 83 of this Prospectus. To request a free copy of the SAI or to ask questions, write or call:

Metropolitan Life Insurance Company
P.O. Box 10342
Des Moines, IA 50306-0342
(800) 638-7732





 Deferred
 Annuities
 Available:

   .  TSA
   .  TSA ERISA
   .  Simplified Employee Pensions (SEPs)
   .  SIMPLE Individual Retirement Annuities
   . 457(b) Eligible Deferred Compensation Arrangements (457(b)s) . 403(a) Arrangements

 Classes Available
 for each
 Deferred Annuity
   .  B
   .  C
   .  L


 A word about investment risk:

 An investment in any of these variable annuities involves investment risk. You could lose money You invest. Money invested is NOT:

 .  a bank deposit or obligation;

 .  federally insured or guaranteed; or

 .  endorsed by any bank or other financial institution.

Each class of the Deferred Annuities has its own Separate Account charge and Withdrawal Charge schedule. Each provides the opportunity to invest for retirement.

The Securities and Exchange Commission has a Web site (http://www.sec.gov) which You may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.

                               TABLE OF CONTENTS

        Important Terms You Should Know.............................  5
        Table of Expenses...........................................  8
        Accumulation Unit Values Tables............................. 15
        MetLife..................................................... 16
        Metropolitan Life Separate Account E........................ 16
        Variable Annuities.......................................... 16
            Replacement of Annuity Contracts........................ 17
            The Deferred Annuity.................................... 18
        Classes of the Deferred Annuity............................. 19
        Your Investment Choices..................................... 21
        Deferred Annuities.......................................... 26
            The Deferred Annuity and Your Retirement Plan........... 26
                403(b) Plan Terminations............................ 26
                Other Plan Terminations............................. 27
            Automated Investment Strategies......................... 27
            Purchase Payments....................................... 28
                Purchase Payments--Section 403(b) Plans............. 28
                Allocation of Purchase Payments..................... 29
                Limits on Purchase Payments......................... 29
            The Value of Your Investment............................ 29
            Transfer Privilege...................................... 30
                Restrictions on Transfers........................... 31
            Access to Your Money.................................... 33
                Account Reduction Loans............................. 33
                Systematic Withdrawal Program....................... 33
                Minimum Distribution................................ 35
            Charges................................................. 35
                Separate Account Charge............................. 35
                Investment-Related Charge........................... 36
            Annual Contract Fee..................................... 36
                Optional Guaranteed Minimum Income Benefit.......... 36
                Optional Lifetime Withdrawal Guarantee Benefit...... 37
            Premium and Other Taxes................................. 37
            Withdrawal Charges...................................... 37
                When No Withdrawal Charge Applies................... 38
            Free Look............................................... 40
            Death Benefit--Generally................................ 40
                Standard Death Benefit.............................. 41
            Optional Death Benefit.................................. 42
                Annual Step-Up Death Benefit........................ 42
            Living Benefits......................................... 44
            Withdrawal Benefit...................................... 51
            Pay-Out Options (or Income Options)..................... 60
                Income Payment Types................................ 61
                Allocation.......................................... 62

        Minimum Size of Your Income Payment......................................  62
        The Value of Your Income Payments........................................  62
        Reallocation Privilege...................................................  63
        Charges..................................................................  64
General Information..............................................................  65
    Administration...............................................................  65
        Purchase Payments........................................................  65
        Confirming Transactions..................................................  65
        Processing Transactions..................................................  66
           By Telephone or Internet..............................................  66
           Telephone and Computer Systems........................................  67
           After Your Death......................................................  67
           Abandoned Property Requirements.......................................  67
           Misstatement..........................................................  67
           Third Party Requests..................................................  68
           Valuation--Suspension of Payments.....................................  68
    Cybersecurity Risks..........................................................  69
    Advertising Performance......................................................  69
    Changes to Your Deferred Annuity.............................................  71
    Voting Rights................................................................  71
    Who Sells the Deferred Annuities.............................................  72
    Financial Statements.........................................................  73
    Your Spouse's Rights.........................................................  73
    When We Can Cancel Your Deferred Annuity.....................................  73
Income Taxes.....................................................................  75
Legal Proceedings................................................................  82
Table of Contents for the Statement of Additional Information....................  83
Appendix I Premium Tax Table.....................................................  84
Appendix II What You Need To Know If You Are A Texas Optional Retirement Program
  Participant....................................................................  85
Appendix III Accumulation Unit Values for Each Investment Division...............  86
Appendix IV Portfolio Legal and Marketing Names.................................. 112
Appendix V Additional Information Regarding the Portfolios....................... 113

The Deferred Annuities are not intended to be offered anywhere that they may not lawfully be offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities other than the information in this Prospectus, supplements to the Prospectus or any supplemental sales material we authorize.

IMPORTANT TERMS YOU SHOULD KNOW

ACCOUNT BALANCE

When You purchase a Deferred Annuity, an account is set up for You. Your Account Balance is the total amount of money credited to You under your Deferred Annuity including money in the Investment Divisions of the Separate Account and the Fixed Interest Account.

ACCUMULATION UNIT VALUE

With a Deferred Annuity, money paid-in or transferred into an Investment Division of the Separate Account is credited to You in the form of accumulation units. Accumulation units are established for each Investment Division. We determine the value of these accumulation units as of the close of the Exchange (see definition below) each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ADMINISTRATIVE OFFICE

Your Administrative Office is the MetLife office that will generally handle the administration of all your requests concerning your Deferred Annuity. Your Contract will indicate the address of your Administrative Office. We will notify You if there is a change in the address of your Administrative Office. The telephone number to call to initiate a request is 1-800-638-7732.

ANNUITANT

The natural person whose life is the measure for determining the duration and the dollar amount of income payments.

ANNUITY UNIT VALUE

With a variable pay-out option, the money paid-in or reallocated into an Investment Division of the Separate Account is held in the form of annuity units. Annuity units are established for each Investment Division. We determine the value of these annuity units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ASSUMED INVESTMENT RETURN (AIR)

Under a variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given Investment Division to determine all subsequent payments to You.

BENEFICIARY

The person or persons who receives a benefit, including continuing payments or a lump sum payment, if the owner dies.

CONTRACT

A Contract is the legal agreement between You and MetLife or between MetLife and the employer, plan trustee or other entity or the certificate issued to You under a group annuity Contract. This document contains relevant provisions of your Deferred Annuity. MetLife issues Contracts for each of the annuities described in this Prospectus.

CONTRACT ANNIVERSARY

An anniversary of the date we issue the Deferred Annuity.

CONTRACT YEAR

The Contract Year for a Deferred Annuity is the one year period starting on the date we issue the Deferred Annuity and each Contract Anniversary thereafter. For the TSA Deferred Annuity issued to a plan subject to the Employee Retirement Income Security Act of 1974 ("TSA ERISA Deferred Annuity"), 457(b) and 403(a) Deferred Annuities, for convenience, Contract Year also refers to the one year period starting on the date the participant enrolls in the plan funded by the Deferred Annuity.

EXCHANGE

In this Prospectus, the New York Stock Exchange is referred to as the "Exchange."

FREE LOOK

You may cancel your Contract within a certain time period. This is known as a "free look." We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The time period may also vary depending on your age and whether You purchased your Contract from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payments (and any interest credited by the Fixed Account, if applicable) or (ii) your Account Balance as of the date your refund request is received at your Administrative Office in Good Order (this means you bear the risk of any decline in the value of your Contract due to the performance of the Investment Divisions during the Free Look period).

GOOD ORDER

A request or transaction generally is considered in "Good Order" if it complies with our administrative procedures and the required information is complete and correct. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Division affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to purchase payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact us or your sales representative before submitting the form or request.

INVESTMENT DIVISION

Investment Divisions are subdivisions of the Separate Account. When You allocate a purchase payment, transfer money or make reallocations of your income payment to an Investment Division, the Investment Division purchases shares of a Portfolio (with the same name) within Trust I, Trust II, the Calvert Fund or the American Funds(R).

METLIFE

MetLife is Metropolitan Life Insurance Company which is the company that issues the Deferred Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."

SEPARATE ACCOUNT

A separate account is an investment account. All assets contributed to Investment Divisions under the Deferred Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities.

VARIABLE ANNUITY

An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying Portfolios. You assume the investment risk for any amounts allocated to the Investment Divisions in a Variable Annuity.

WITHDRAWAL CHARGE

The Withdrawal Charge is the amount we deduct from the amount You have withdrawn from your Deferred Annuity, if You withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.

YOU

In this Prospectus, depending on the context, "You" is the owner of the Deferred Annuity or the participant or Annuitant for whom money is invested under certain group arrangements. In cases where we are referring to giving instructions or making payments to us for 457(b), 403(a), TSA ERISA and certain TSA non-ERISA Deferred Annuities, "You" means the trustee or employer. Under 457(b), 403(a) and 403(b) plans where the participant or Annuitant is permitted to choose among investment choices, "You" means the participant or Annuitant who is giving us instructions about the investment choices. In connection with a 403(b) plan termination, as of the date of the Contract or cash distribution under such plan termination, "You" means the participant who has received such Contract or cash distribution.

   TABLE OF EXPENSES--METLIFE FINANCIAL FREEDOM SELECT DEFERRED ANNUITIES

       The following tables describe the expenses You will pay when You buy, hold or withdraw amounts from your Deferred Annuity. The first table describes charges You will pay at the time You purchase the Deferred
   Annuity, make withdrawals from your Deferred Annuity or make transfers between the Investment Divisions. There are no fees for the Fixed Interest Account. The tables do not show premium taxes (ranging from 0.5% to 3.5%, which are applicable only in certain jurisdictions--see Appendix I) and other taxes which may apply.

--------------------------------------------------------------------------------

  Contract Owner Transaction Expenses

Sales Charge Imposed on Purchase Payments.............................                 None
Withdrawal Charge (as a percentage of the amount withdrawn) (1).......             Up to 9%
                                                             Maximum Guaranteed Charge: $25
Transfer Fee (2)...................................................... Current Charge: None
Account Reduction Loan Initiation Fee (3).............................                  $75
Account Reduction Loan Maintenance Fee (per loan outstanding) (3).....                  $50

--------------------------------------------------------------------------------
     The second table describes the fees and expenses that You will bear periodically during the time You hold the Deferred Annuity, but does not include fees and expenses for the Portfolios. You pay the Separate Account charge designated under the appropriate class for the Standard Death Benefit or the Optional Annual Step-Up Death Benefit.

      Annual Contract Fee (4)......................................... $30

     Current Annual Separate Account Charge (as a percentage of your average Account Balance) for all Investment Divisions except the
     American Funds Growth-Income, American Funds Growth, American Funds
     Bond and American Funds Global Small Capitalization Divisions (5)
                                                   B CLASS C CLASS L CLASS
     Death Benefit                                 ------- ------- -------
       Standard Death Benefit.....................  1.15%   1.45%   1.30%
       Optional Annual Step-Up Death Benefit......  1.25%   1.55%   1.40%

   Current Annual Separate Account Charge (as a percentage of your average
     Account Balance) for the American Funds Growth- Income, American Funds
     Growth, American Funds Bond and American Funds Global Small
     Capitalization Divisions and maximum guaranteed Separate Account charge
     (as a percentage of your Account Balance) for all future Investment
     Divisions (5)
                                                    B CLASS C CLASS L CLASS
   Death Benefit                                    ------- ------- -------
     Standard Death Benefit........................  1.40%   1.70%    1.55%
     Optional Annual Step-Up Death Benefit.........  1.50%   1.80%    1.65%

   Optional Guaranteed Minimum Income Benefit (6)..................   0.70%

   Optional Lifetime Withdrawal Guarantee Benefit (7) - maximum
     charge........................................................     0.95%
   Optional Lifetime Withdrawal Benefit (7) - current charge.......     0.95%


  ----------------------------------------------------------------------------
The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that You may bear periodically while You hold the Deferred Annuity. All the Portfolios listed below are Class B except for the Portfolios of the American Funds(R), which are Class 2 Portfolios, American Funds(R) Balanced Allocation Portfolio, American Funds(R) Growth Allocation Portfolio and American Funds(R) Moderate Allocation Portfolio of Trust I which are Class C Portfolios, and the Class L Calvert VP SRI Balanced Portfolio. Certain Portfolios may impose a redemption fee in the future. More details concerning Trust I, Trust II, the Calvert Fund and the American Funds(R) fees and expenses are contained in their respective prospectuses. Current prospectuses for the Portfolios can be obtained by calling 800-638-7732. Please read the prospectuses carefully before making your allocations to the Investment Divisions.

  Minimum and Maximum Total Annual Portfolio Operating Expenses

    Total Annual Portfollio Operating Expenses              Minimum* Maximum
    (expenses that are deducted from Portfolio assets,        0.52%    1.25%
    including management fees, distribution and/or service
    (12b-1) fees, and other expenses)

  * Does not take into consideration any American Funds(R) Portfolio, for which an additional Separate Account charge applies.
 /1/A Withdrawal Charge may apply if You take a withdrawal from your Deferred
    Annuity. The charge on the amount withdrawn for each class is calculated according to the following schedule:

     IF WITHDRAWN DURING CONTRACT YEAR              B CLASS C CLASS L CLASS
     ---------------------------------              ------- ------- -------
     1.............................................    9%    None      9%
     2.............................................    9%              8%
     3.............................................    9%              7%
     4.............................................    9%              6%
     5.............................................    8%              5%
     6.............................................    7%              4%
     7.............................................    6%              2%
     8.............................................    5%              0%
     9.............................................    4%              0%
     10............................................    3%              0%
     11............................................    2%              0%
     12............................................    1%              0%
     Thereafter....................................    0%              0%

    There are times when the Withdrawal Charge does not apply to amounts that are withdrawn from a Deferred Annuity. For example, after the first Contract Year, each year You may withdraw up to 10% of your Account Balance without a Withdrawal Charge. These withdrawals are made on a non-cumulative basis. For Deferred Annuities issued in Connecticut and certain other states or for public school employees in certain states, the Withdrawal Charges for the B Class are as follows: during Contract Year 1:10%, Year 2:
    9%, Year 3: 8%, Year 4: 7%, Year 5: 6%, Year 6: 5%, Year 7: 4%, Year 8: 3%,
    Year 9: 2%, Year 10: 1%, Year 11 and Thereafter: 0%.

    For Deferred Annuities issued in New York and certain other states, the Withdrawal Charges for the B Class are as follows: during Contract Year 1:
    9%; Year 2: 9%; Year 3: 8%; Year 4: 7%; Year 5: 6%; Year 6: 5%; Year 7: 4%;
    Year 8: 3%; Year 9: 2%; Year 10: 1%; Year 11 and thereafter: 0%.

 /2/We reserve the right to limit transfers as described later in this Prospectus. We reserve the right to impose a transfer fee. The amount of this fee will be no greater than $25 per transfer.

 /3/Either or both fees may be waived for certain groups. The loan maintenance fee is paid on a quarterly basis at the end of each quarter on a pro-rata basis from the Investment Divisions and the Fixed Interest Account in which You then have a balance.

 /4/This fee may be waived under certain circumstances. This fee is waived if your total purchase payments for the prior 12 months are at least $2,000 on the day the fee is deducted or if your Account Balance is at least $25,000 on the day the fee is deducted. The fee will be deducted on a pro-rata basis (determined based upon the number of complete months that have elapsed since the prior Contract Anniversary) if You take a total withdrawal of your Account Balance. This fee will not be deducted if You are on medical leave approved by your employer or called to active armed service duty at the time the fee is to be deducted and your employer has informed us of your status. During the pay-out phase we reserve the right to deduct this fee.

 /5/You pay the Separate Account charge with the Standard Death Benefit for your class of the Deferred Annuity during the pay-out phase of your Contract. Charges for optional benefits are those for a Deferred Annuity purchased after April 30, 2009. Different charges may have been in effect for prior time periods. We reserve the right to impose an additional Separate Account charge on Investment Divisions that we add to the Contract in the future. The additional amount will not exceed the annual rate of 0.25% of the average Account Balance in any such Investment Divisions, as shown in the table labeled "Current Separate Account Charge for the American Funds(R) Investment Divisions and maximum guaranteed Separate Account Charge for all future Investment Divisions."

    We are waiving 0.08% of the Separate Account charge for the Investment Division investing in the Brighthouse/Wellington Large Cap Research Portfolio (formerly Met/Wellington Large Cap Research Portfolio). We are waiving an amount equal to the Portfolio expenses that are in excess of 0.87% for the Investment Division investing in the Oppenheimer Global Equity Portfolio of Trust I.

 /6/You may not have the Guaranteed Minimum Income Benefit and the Lifetime
    Withdrawal Benefit in effect at the same time.

    The charge for the Guaranteed Minimum Income Benefit is a percentage of your guaranteed minimum income base, as defined later in this Prospectus, and is deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Fixed Interest Account Balance and Separate Account Balance (net of any loans). (We take amounts from the Separate Account by canceling, if available, accumulation units from your Separate Account.) You do not pay this charge once You are in the pay-out phase of your Contract. Different charges for the Guaranteed Minimum Income Benefit were in effect prior to May 4, 2009.

 /7/The charge for the Lifetime Withdrawal Guarantee Benefit is a percentage of your Total Guaranteed Withdrawal Amount, as defined later in this Prospectus, and is deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Fixed Interest Account Balance and Separate Account Balance. (We take amounts from the Separate Account by canceling accumulation units from your Separate Account Balance.) You do not pay this charge once You are in the pay-out phase of your Contract or after your rider terminates. If an Automatic Annual Step-Up occurs under a Lifetime Withdrawal Guarantee Benefit, we may increase the Lifetime Withdrawal Guarantee Benefit charge to then current charge, but no more than a maximum of 0.95%. Different charges for the optional Lifetime Withdrawal Guarantee Benefit were in effect prior to May 4, 2009. If, at the time the Contract was issued, the current charge for the benefit was equal to the maximum charge, then the charge for the benefit will not increase upon an Automatic Annual Step-Up. (See Lifetime Withdrawal Guarantee Benefit for more information.)

  AMERICAN FUNDS(R)--CLASS 2
                                                             DISTRIBUTION           ACQUIRED    TOTAL    FEE WAIVER   NET TOTAL
                                                                AND/OR              FUND FEES  ANNUAL      AND/OR      ANNUAL
                                                 MANAGEMENT SERVICE(12B-1)  OTHER      AND    OPERATING    EXPENSE    OPERATING
PORTFOLIO                                           FEE          FEES      EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                        -----------------------
American Funds Bond Fund........................    0.36%        0.25%       0.02%     --       0.63%        --         0.63%
American Funds Global Small Capitalization Fund.    0.70%        0.25%       0.04%     --       0.99%        --         0.99%
American Funds Growth Fund......................    0.33%        0.25%       0.02%     --       0.60%        --         0.60%
American Funds Growth-Income Fund...............    0.27%        0.25%       0.02%     --       0.54%        --         0.54%
                                                                                                        -----------------------

  BRIGHTHOUSE FUNDS TRUST I
                                                                       DISTRIBUTION           ACQUIRED    TOTAL    FEE WAIVER
                                                                          AND/OR              FUND FEES  ANNUAL      AND/OR
                                                           MANAGEMENT SERVICE(12B-1)  OTHER      AND    OPERATING    EXPENSE
PORTFOLIO                                                     FEE          FEES      EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT
--------------------------------------------------------------------------------------------------------------------------------
American Funds(R) Balanced Allocation Portfolio--Class C..    0.06%        0.55%         --     0.42%     1.03%         --
American Funds(R) Growth Allocation Portfolio--Class C....    0.06%        0.55%       0.01%    0.43%     1.05%         --
American Funds(R) Moderate Allocation Portfolio--Class C..    0.06%        0.55%       0.01%    0.40%     1.02%         --
Brighthouse Asset Allocation 100 Portfolio--Class B.......    0.07%        0.25%       0.01%    0.68%     1.01%         --
Brighthouse Small Cap Value Portfolio--Class B............    0.75%        0.25%       0.04%    0.06%     1.10%       0.01%
Brighthouse/Franklin Low Duration Total Return Portfolio--
  Class B.................................................    0.49%        0.25%       0.05%      --      0.79%       0.02%
Brighthouse/Wellington Large Cap Research Portfolio--
  Class B.................................................    0.56%        0.25%       0.03%      --      0.84%       0.04%
Clarion Global Real Estate Portfolio--Class B.............    0.61%        0.25%       0.04%      --      0.90%         --
ClearBridge Aggressive Growth Portfolio--Class B..........    0.56%        0.25%       0.01%      --      0.82%       0.02%
Harris Oakmark International Portfolio--Class B...........    0.77%        0.25%       0.04%      --      1.06%       0.02%
Invesco Mid Cap Value Portfolio--Class B..................    0.65%        0.25%       0.03%    0.05%     0.98%       0.02%
Invesco Small Cap Growth Portfolio--Class B...............    0.85%        0.25%       0.03%      --      1.13%       0.02%
Loomis Sayles Global Markets Portfolio--Class B...........    0.70%        0.25%       0.08%      --      1.03%         --
MFS(R) Research International Portfolio--Class B..........    0.70%        0.25%       0.04%      --      0.99%       0.06%
Morgan Stanley Mid Cap Growth Portfolio--Class B..........    0.65%        0.25%       0.05%      --      0.95%       0.01%
Oppenheimer Global Equity Portfolio--Class B..............    0.66%        0.25%       0.05%      --      0.96%       0.10%
PIMCO Inflation Protected Bond Portfolio--Class B.........    0.47%        0.25%       0.28%      --      1.00%       0.01%
PIMCO Total Return Portfolio--Class B.....................    0.48%        0.25%       0.05%      --      0.78%       0.03%
SSGA Growth and Income ETF Portfolio--Class B.............    0.31%        0.25%       0.01%    0.22%     0.79%         --
SSGA Growth ETF Portfolio--Class B........................    0.32%        0.25%       0.02%    0.24%     0.83%         --
T. Rowe Price Mid Cap Growth Portfolio--Class B...........    0.75%        0.25%       0.03%      --      1.03%         --
                                                                                                                  --------------

  BRIGHTHOUSE FUNDS TRUST I
                                                           NET TOTAL
                                                            ANNUAL
                                                           OPERATING
PORTFOLIO                                                  EXPENSES
--------------------------------------------------------------------
American Funds(R) Balanced Allocation Portfolio--Class C..   1.03%
American Funds(R) Growth Allocation Portfolio--Class C....   1.05%
American Funds(R) Moderate Allocation Portfolio--Class C..   1.02%
Brighthouse Asset Allocation 100 Portfolio--Class B.......   1.01%
Brighthouse Small Cap Value Portfolio--Class B............   1.09%
Brighthouse/Franklin Low Duration Total Return Portfolio--
  Class B.................................................   0.77%
Brighthouse/Wellington Large Cap Research Portfolio--
  Class B.................................................   0.80%
Clarion Global Real Estate Portfolio--Class B.............   0.90%
ClearBridge Aggressive Growth Portfolio--Class B..........   0.80%
Harris Oakmark International Portfolio--Class B...........   1.04%
Invesco Mid Cap Value Portfolio--Class B..................   0.96%
Invesco Small Cap Growth Portfolio--Class B...............   1.11%
Loomis Sayles Global Markets Portfolio--Class B...........   1.03%
MFS(R) Research International Portfolio--Class B..........   0.93%
Morgan Stanley Mid Cap Growth Portfolio--Class B..........   0.94%
Oppenheimer Global Equity Portfolio--Class B..............   0.86%
PIMCO Inflation Protected Bond Portfolio--Class B.........   0.99%
PIMCO Total Return Portfolio--Class B.....................   0.75%
SSGA Growth and Income ETF Portfolio--Class B.............   0.79%
SSGA Growth ETF Portfolio--Class B........................   0.83%
T. Rowe Price Mid Cap Growth Portfolio--Class B...........   1.03%
                                                           ---------

  BRIGHTHOUSE FUNDS TRUST II--CLASS B
                                                                        DISTRIBUTION           ACQUIRED    TOTAL    FEE WAIVER
                                                                           AND/OR              FUND FEES  ANNUAL      AND/OR
                                                            MANAGEMENT SERVICE(12B-1)  OTHER      AND    OPERATING    EXPENSE
PORTFOLIO                                                      FEE          FEES      EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT
---------------------------------------------------------------------------------------------------------------------------------
BlackRock Bond Income Portfolio............................    0.33%        0.25%       0.04%      --      0.62%         --
BlackRock Capital Appreciation Portfolio...................    0.70%        0.25%       0.02%      --      0.97%       0.09%
BlackRock Large Cap Value Portfolio........................    0.63%        0.25%       0.03%      --      0.91%       0.03%
Brighthouse Asset Allocation 20 Portfolio..................    0.09%        0.25%       0.03%    0.53%     0.90%       0.02%
Brighthouse Asset Allocation 40 Portfolio..................    0.06%        0.25%         --     0.57%     0.88%         --
Brighthouse Asset Allocation 60 Portfolio..................    0.05%        0.25%         --     0.60%     0.90%         --
Brighthouse Asset Allocation 80 Portfolio..................    0.05%        0.25%       0.01%    0.64%     0.95%         --
Brighthouse/Artisan Mid Cap Value Portfolio................    0.82%        0.25%       0.03%      --      1.10%         --
Brighthouse/Wellington Core Equity Opportunities Portfolio.    0.70%        0.25%       0.02%      --      0.97%       0.11%
Jennison Growth Portfolio..................................    0.60%        0.25%       0.02%      --      0.87%       0.08%
Loomis Sayles Small Cap Core Portfolio.....................    0.90%        0.25%       0.06%    0.04%     1.25%       0.08%
Loomis Sayles Small Cap Growth Portfolio...................    0.90%        0.25%       0.06%      --      1.21%       0.09%
MetLife Aggregate Bond Index Portfolio.....................    0.25%        0.25%       0.03%      --      0.53%       0.01%
MetLife Mid Cap Stock Index Portfolio......................    0.25%        0.25%       0.05%    0.01%     0.56%         --
MetLife MSCI EAFE(R) Index Portfolio.......................    0.30%        0.25%       0.08%    0.01%     0.64%         --
MetLife Russell 2000(R) Index Portfolio....................    0.25%        0.25%       0.06%    0.01%     0.57%         --
MetLife Stock Index Portfolio..............................    0.25%        0.25%       0.02%      --      0.52%       0.01%
MFS(R) Total Return Portfolio..............................    0.56%        0.25%       0.05%      --      0.86%         --
MFS(R) Value Portfolio.....................................    0.70%        0.25%       0.02%      --      0.97%       0.14%
Neuberger Berman Genesis Portfolio.........................    0.81%        0.25%       0.04%      --      1.10%       0.01%
T. Rowe Price Large Cap Growth Portfolio...................    0.60%        0.25%       0.02%      --      0.87%       0.02%
T. Rowe Price Small Cap Growth Portfolio...................    0.47%        0.25%       0.03%      --      0.75%         --
Western Asset Management Strategic Bond Opportunities
  Portfolio................................................    0.57%        0.25%       0.03%    0.01%     0.86%       0.05%
Western Asset Management U.S. Government Portfolio.........    0.47%        0.25%       0.03%      --      0.75%       0.01%
                                                                                                                   --------------

  BRIGHTHOUSE FUNDS TRUST II--CLASS B
                                                            NET TOTAL
                                                             ANNUAL
                                                            OPERATING
PORTFOLIO                                                   EXPENSES
---------------------------------------------------------------------
BlackRock Bond Income Portfolio............................   0.62%
BlackRock Capital Appreciation Portfolio...................   0.88%
BlackRock Large Cap Value Portfolio........................   0.88%
Brighthouse Asset Allocation 20 Portfolio..................   0.88%
Brighthouse Asset Allocation 40 Portfolio..................   0.88%
Brighthouse Asset Allocation 60 Portfolio..................   0.90%
Brighthouse Asset Allocation 80 Portfolio..................   0.95%
Brighthouse/Artisan Mid Cap Value Portfolio................   1.10%
Brighthouse/Wellington Core Equity Opportunities Portfolio.   0.86%
Jennison Growth Portfolio..................................   0.79%
Loomis Sayles Small Cap Core Portfolio.....................   1.17%
Loomis Sayles Small Cap Growth Portfolio...................   1.12%
MetLife Aggregate Bond Index Portfolio.....................   0.52%
MetLife Mid Cap Stock Index Portfolio......................   0.56%
MetLife MSCI EAFE(R) Index Portfolio.......................   0.64%
MetLife Russell 2000(R) Index Portfolio....................   0.57%
MetLife Stock Index Portfolio..............................   0.51%
MFS(R) Total Return Portfolio..............................   0.86%
MFS(R) Value Portfolio.....................................   0.83%
Neuberger Berman Genesis Portfolio.........................   1.09%
T. Rowe Price Large Cap Growth Portfolio...................   0.85%
T. Rowe Price Small Cap Growth Portfolio...................   0.75%
Western Asset Management Strategic Bond Opportunities
  Portfolio................................................   0.81%
Western Asset Management U.S. Government Portfolio.........   0.74%
                                                            ---------

  CALVERT FUND--CLASS I
                                               DISTRIBUTION           ACQUIRED    TOTAL    FEE WAIVER   NET TOTAL
                                                  AND/OR              FUND FEES  ANNUAL      AND/OR      ANNUAL
                                   MANAGEMENT SERVICE(12B-1)  OTHER      AND    OPERATING    EXPENSE    OPERATING
PORTFOLIO                             FEE          FEES      EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT EXPENSES
-----------------------------------------------------------------------------------------------------------------
Calvert VP SRI Balanced Portfolio.    0.53%         --         0.17%     --       0.70%        --         0.70%
                                                                                          -----------------------

    The information shown in the table above was provided by the Portfolios. Certain Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Portfolios only with the approval of the Portfolio's board of directors or trustees. Please see the Portfolios' prospectuses for additional information regarding these arrangements.

    Certain Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

  EXAMPLES
  These Examples are intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner Transaction Expenses, Annual Contract Fees, if any, Separate Account Annual Charges, and Total Annual Portfolio Operating Expenses.
  Examples 1 through 3 assume You purchased the Contract with optional benefits that resulted in the highest possible combination of charges. Examples 4 through 6 assume You purchased the Contract with no optional benefits that resulted in the least expensive combination of charges. Example 1. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 . your total Account Balance is $16,000 (for purposes of determining the impact of the Annual Contract Fee);
 .  there was no allocation to the Fixed Interest Account;
 . You bear the Minimum or Maximum Total Annual Portfolio Operating Expenses (without reimbursement and/or waiver of expenses);
 .  You select the B Class;
 .  the underlying Portfolio earns a 5% annual return;
 .  You select the Annual Step-Up Death Benefit; and
 .  You select the Lifetime Withdrawal Guarantee Benefit.

  You surrender your Contract, with applicable Withdrawal Charges deducted.

                                                     1      3      5     10
                                                    YEAR  YEARS  YEARS  YEARS
  ----------------------------------------------------------------------------
  Maximum......................................... $1,275 $1,900 $2,560 $4,158
  Minimum......................................... $1,202 $1,682 $2,199 $3,446

  You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges will be deducted).

                                                     1     3      5     10
                                                    YEAR YEARS  YEARS  YEARS
   --------------------------------------------------------------------------
   Maximum......................................... $375 $1,090 $1,840 $3,888
   Minimum......................................... $302   $872 $1,479 $3,176

  Example 2. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 . your total Account Balance is $16,000 (for purposes of determining the impact of the Annual Contract Fee);
 .  there was no allocation to the Fixed Interest Account;
 . You bear the Minimum or Maximum Total Annual Portfolio Operating Expenses (without reimbursement and/or waiver of expenses);
 .  You select the C Class;
 .  the underlying Portfolio earns a 5% annual return;
 .  You select the Annual Step-Up Death Benefit; and
 .  You select the Lifetime Withdrawal Guarantee Benefit.

  You fully surrender your Contract, You elect to annuitize (select a pay-out option with an income payment type under which You receive income payments over your lifetime) or You do not elect to annuitize (no Withdrawal Charges apply to the C Class).

                                                     1     3      5     10
                                                    YEAR YEARS  YEARS  YEARS
   --------------------------------------------------------------------------
   Maximum......................................... $405 $1,178 $1,986 $4,166
   Minimum......................................... $332 $  962 $1,629 $3,475

  Example 3. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 . your total Account Balance is $16,000 (for purposes of determining the impact of the Annual Contract Fee);
 .  there was no allocation to the Fixed Interest Account;
 . You bear the Minimum or Maximum Total Annual Portfolio Operating (without reimbursement and/or waiver of expenses);
 .  You select the L Class;
 .  the underlying Portfolio earns a 5% annual return;
 .  You select the Annual Step-Up Death Benefit; and
 .  You select the Lifetime Withdrawal Guarantee Benefit.

  You fully surrender your Contract, with applicable Withdrawal Charges deducted.

                                                     1      3      5     10
                                                    YEAR  YEARS  YEARS  YEARS
  ----------------------------------------------------------------------------
  Maximum......................................... $1,290 $1,764 $2,363 $4,028
  Minimum......................................... $1,217 $1,547 $2,004 $3,327

  You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges will be deducted).

                                                     1     3      5     10
                                                    YEAR YEARS  YEARS  YEARS
   --------------------------------------------------------------------------
   Maximum......................................... $390 $1,134 $1,913 $4,028
   Minimum......................................... $317 $  917 $1,554 $3,327

  Example 4. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 . your total Account Balance is $16,000 (for purposes of determining the impact of the Annual Contract Fee);
 .  there was no allocation to the Fixed Interest Account;
 . You bear the Minimum or Maximum Total Annual Portfolio Operating (without reimbursement and/or waiver of expenses);
 .  You select the B Class; and
 .  the underlying Portfolio earns a 5% annual return.

  You surrender your Contract, with applicable charges deducted.

                                                      1      3      5     10
                                                     YEAR  YEARS  YEARS  YEARS
 ------------------------------------------------------------------------------
 Maximum........................................... $1,170 $1,578 $2,011 $2,994
 Minimum........................................... $1,097 $1,357 $1,641 $2,239


  You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges will be deducted).

                                                     1     3     5     10
                                                    YEAR YEARS YEARS  YEARS
   -------------------------------------------------------------------------
   Maximum......................................... $270 $768  $1,291 $2,724
   Minimum......................................... $197 $547  $  921 $1,969

  Example 5. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 . your total Account Balance is $16,000 (for purposes of determining the impact of the Annual Contract Fee);
 .  there was no allocation to the Fixed Interest Account;
 . You bear the Minimum or Maximum Total Annual Portfolio Operating Expenses (without reimbursement and/or waiver of expenses);
 .  You select the C Class; and
 .  the underlying Portfolio earns a 5% annual return.

  You fully surrender your Contract, You elect to annuitize (select a pay-out option with an income payment type under which You receive income payments over your lifetime) or You do not elect to annuitize (no Withdrawal Charges apply to the C Class).

                                                     1     3     5     10
                                                    YEAR YEARS YEARS  YEARS
   -------------------------------------------------------------------------
   Maximum......................................... $300 $857  $1,440 $3,020
   Minimum......................................... $227 $638  $1,074 $2,286

  Example 6. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 . your total Account Balance is $16,000 (for purposes of determining the impact of the Annual Contract Fee);
 .  there was no allocation to the Fixed Interest Account;
 . You bear the Minimum or Maximum Total Annual Portfolio Operating Expenses (without reimbursement and/or waiver of expenses);
 .  You select the L Class; and
 .  the underlying Portfolio earns a 5% annual return.

  You surrender your Contract, with applicable charges deducted.

                                                      1      3      5     10
                                                     YEAR  YEARS  YEARS  YEARS
 ------------------------------------------------------------------------------
 Maximum........................................... $1,185 $1,442 $1,816 $2,873
 Minimum........................................... $1,112 $1,223 $1,448 $2,128

  You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges will be deducted).

                                                      1     3     5     10
                                                     YEAR YEARS YEARS  YEARS
  ---------------------------------------------------------------------------
  Maximum........................................... $285 $812  $1,366 $2,873
  Minimum........................................... $212 $593  $  998 $2,128

   ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION

       See Appendix III.

METLIFE

      Metropolitan Life Insurance Company ("MLIC" or the "Company") is a leading provider of life insurance, annuities, employee benefits and asset management, with operations throughout the United States. The
Company offers a broad range of protection products and services aimed at serving the financial needs of its customers throughout their lives. These products are sold to corporations and their respective employees, other institutions and their respective members, as well as individuals. The Company was incorporated under the laws of New York in 1868. The Company's home office is located at 200 Park Avenue, New York, New York 10166-0188. The Company is a wholly-owned subsidiary of MetLife, Inc. MetLife, Inc., together with its subsidiaries and affiliates, is a global provider of life insurance, annuities, employee benefits and asset management, serving approximately 100 million customers. MetLife, Inc., through its subsidiaries and affiliates, holds leading market positions in the United States, Japan, Latin America, Asia, Europe and the Middle East.

METROPOLITAN LIFE

SEPARATE ACCOUNT E

       We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the MetLife Financial Freedom Select Variable Annuity
Contracts and some other Variable Annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act").

The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to our other business.

We are obligated to pay all money we owe under the Contracts--such as death benefits and income payments--even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit or optional Guaranteed Withdrawal Benefit that exceeds the assets in the Separate Account are also paid from our general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and our long term ability to make such payments, and are not guaranteed by our parent company, MetLife, Inc., or by any other party. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife is regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.

The investment manager to certain of the Portfolios offered with the Contracts or with other Variable Annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, the Company has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act ("CEA"), and is not subject to registration or regulation as a pool operator under the CEA.

VARIABLE ANNUITIES

    This Prospectus describes a type of Variable Annuity, a Deferred Annuity. These annuities are "variable" because the value of your account or income payment varies based on the investment performance of the Investment
Divisions You choose. In short, the value of your Deferred Annuity and your income payments under a variable pay-out option of your Deferred Annuity may go up or down. Since the investment performance is not guaranteed, your money is at risk. The degree of risk will depend on the Investment Divisions You select. The Accumulation Unit Value or Annuity Unit Value for each Investment Division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus.

The Deferred Annuities have a fixed interest rate option called the "Fixed Interest Account." The Fixed Interest Account is not available to all contract owners. The Fixed Interest Account is part of our general account and offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your Contract was issued but will not be less than 1%. The current interest rate may vary by Contract class. Your registered representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor our general account has been registered as an investment company under the 1940 Act. The Fixed Interest Account is not available with a Deferred Annuity issued in New York State with the optional Guaranteed Minimum Income Benefit. The variable pay-out options under the Deferred Annuities have a fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them. All guarantees as to Purchase Payments or Account Balance allocated to the Fixed Account, interest credited to the Fixed Account, and fixed Annuity Payments are subject to our financial strength and claims-paying ability.

REPLACEMENT OF ANNUITY CONTRACTS

EXCHANGE PROGRAMS: From time to time we may offer programs under which certain fixed or Variable Annuity contracts previously issued by us may be exchanged for the Deferred Annuity offered by this Prospectus. Currently, with respect to exchanges from certain of our Variable Annuity contracts to this Deferred Annuity, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a Withdrawal Charge. The Account Balance of this Deferred Annuity attributable to the exchanged assets will not be subject to any withdrawal charge. Any additional purchase payments contributed to the new Deferred Annuity will be subject to all fees and charges, including the Withdrawal Charge described in the current Prospectus for the new Deferred Annuity. You should carefully consider whether an exchange is appropriate for You by comparing the death benefits, living benefits, and other guarantees provided by the contract You currently own to the benefits and guarantees that would be provided by the new Contract offered by this Prospectus. Then, You should compare the fees and charges (e.g., the death benefit charges, the living benefit charges, and the separate account charge) of your current contract to the fees and charges of the new Contract, which may be higher than your current contract. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for Federal income tax-purposes; however, You should consult your tax adviser before making any such exchange.

OTHER EXCHANGES: Generally, You can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code (the "Code"). Before making an exchange, You should compare both annuities carefully. If You exchange another annuity for the one described in this Prospectus, unless the exchange occurs under one of our exchange programs described above, You might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this Deferred Annuity. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the Deferred Annuity until we have received the initial purchase payments from your existing insurance company, the issuance of the Deferred Annuity may be delayed. Generally, it is not advisable to purchase a Deferred Annuity as a replacement for an existing variable annuity contract. Before You exchange another annuity for our Deferred Annuity, ask your registered representative whether the exchange would be advantageous, given the Contract features, benefits and charges.

THE DEFERRED ANNUITY

     You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit investment returns as long as the money remains in your account.

All TSA plans (ERISA and non-ERISA), IRAs (including SEPs and SIMPLE IRAs), 457(b) plans and 403(a) arrangements receive tax deferral under the Code. There are no additional tax benefits from funding TSA ERISA or non-ERISA plans, IRAs (including SEPs and SIMPLE IRAs), 457(b) plans and 403(a) arrangements with a Deferred Annuity. Therefore, there should be reasons other than tax deferral for acquiring the Deferred Annuity, such as the availability of a guaranteed income for life, the death benefits or the other optional benefits available under this Deferred Annuity.

A Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase. The pay-out phase begins when You either take all of your money out of the account or elect income payments using the money in your account. The number and the amount of the income payments You receive will depend on such things as the type of pay-out option You choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer the insurance benefit of income payment options, including our guarantee of income for your lifetime, they are "annuities."

The Deferred Annuity is offered in several variations, which we call "classes." Your employer, association or other group contract holder may limit the availability of certain classes. If available, only the C Class is available to the 457(b) Deferred Annuity issued to state and local governments in New York State. Each has its own Separate Account charge and applicable Withdrawal Charge (except C Class which has no Withdrawal Charges). The Deferred Annuity also offers You the opportunity to choose optional benefits ("riders"), each for a charge in addition to the Separate Account charge with the Standard Death Benefit for that class. If You purchase the optional death benefit You receive the optional benefit in place of the Standard Death Benefit. In deciding whether to purchase the optional benefits, You should consider the desirability of the benefit relative to its additional cost and to your needs. You should carefully consider which of the available classes is appropriate for you. Determination of the appropriate balance between (a) the ability to access your Account Balance without incurring a Withdrawal Charge (see
"Charges -- Withdrawal Charges"); (b) the impact of Separate Account charges on your Account Balance (see "Charges -- Separate Account Charge" as well as "Purchase Payments -- The Value of Your Investment"); and (c) should you elect an optional living or death benefit rider, the duration you must own the Contract to take full advantage of the guaranteed protection provided by the optional benefit, are important factors to consider. You should discuss the relative benefits and costs of the different share classes with your financial representative. Unless You tell us otherwise, we will assume that You are purchasing the B Class Deferred Annuity with the Standard Death Benefit and no optional benefits. These optional benefits are:

..   an Annual Step-Up Death Benefit;

..   a Guaranteed Minimum Income Benefit ("GMIB"); and

..   a Lifetime Withdrawal Guarantee Benefit ("LWG").

Each of these optional benefits is described in more detail later in this Prospectus. Optional benefits may not be available in all states.

The Prospectus describes the material features of the Deferred Annuity.

We may restrict the investment choices available to You if You select certain optional benefits. These restrictions are intended to reduce the risk of investment losses which could require the Company to use its general account assets to pay amounts due under the selected optional benefit.

Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your Contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the Prospectus describing such benefits and guarantees.

We make available other classes of the Deferred Annuity based upon the characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, the facility by which purchase payments will be paid, aggregate amount of anticipated purchase payments or anticipated persistency. The availability of other classes to contract owners will be made in a reasonable manner and will not be unfairly discriminatory to the interests of any contract owner.

The Deferred Annuities are no longer available for sale to employer sponsored retirement plans, except for sales of SEPs and SIMPLE Individual Retirement Annuities, subject to our underwriting requirements. MetLife will continue to accept additional purchase payments and new enrollments under plans currently funded by a Deferred Annuity.

CLASSES OF THE DEFERRED ANNUITY

B CLASS

The B Class has a 1.15% annual Separate Account charge (1.40% in the case of each American Funds(R) Investment Division) and a declining twelve year (ten years for a Deferred Annuity issued in Connecticut and certain other states) Withdrawal Charge on the amount withdrawn. If You choose the optional death benefit, the Separate Account charge would be 1.25% or, in the case of each American Funds(R) Investment Division, 1.50%.

C CLASS

The C Class has a 1.45% annual Separate Account charge (1.70% in the case of each American Funds(R) Investment Division) and no Withdrawal Charge. If You choose the optional death benefit, the Separate Account charge would be 1.55% or, in the case of each American Funds(R) Investment Division, 1.80%. As of April 30, 2012, the C Class is no longer available. For employer groups with TSA ERISA, 457(b) and 403(a) Deferred Annuities that were established prior to April 30, 2012, participants who submit an application on or after April 30, 2012 are able to choose the C Class if permitted under the Contract. In order to have received Class C pursuant to a purchase of a Contract subject to Regulation No. 60 (11 NYCRR 51) (a "Reg 60 Transaction") in New York, paperwork to initiate the Reg 60 Transaction must have been received by your Administrative Office, in Good Order, by the close of the Exchange on May 18, 2012. In addition, the application for the Contract and additional required paperwork must have been received by your Administrative Office, in Good Order, before the close of the Exchange on June 15, 2012.

L CLASS

The L Class has a 1.30% annual Separate Account charge (1.55% in the case of each American Funds(R) Investment Division) and a declining seven year Withdrawal Charge on the amount withdrawn. If You choose the optional death benefit, the Separate Account charge would be 1.40% or, in the case of each American Funds(R) Investment Division, 1.65%.

ELIGIBLE ROLLOVER DISTRIBUTION AND DIRECT TRANSFER CREDIT FOR B AND L CLASSES

During the first two Contract Years, for the B and L Classes, we currently credit 3% (2% in New York State) to each of your purchase payments which consist of money from eligible rollover distributions or direct transfers from an investment vehicle (such as an annuity or a mutual fund) that was not sold by MetLife or one of its affiliates. (For Deferred Annuities issued in Connecticut and certain other states, the credit also applies to purchase payments which consist of money from eligible rollover distributions or direct transfers from an investment vehicle that was sold by MetLife or one of its affiliates. For Deferred Annuities issued in New York State, the credit applies to purchase payments made from salary reductions and from eligible rollover distributions or direct transfers from an investment vehicle that was not sold by MetLife or one of its affiliates.) The credit may not be available in all states. Your employer, association or other group contract holder may limit the availability of the rollover distribution and direct transfer credit. The credit will be applied pro-rata to the Fixed Interest Account, if available, and the Investment Divisions of the Separate Account based upon your allocation for your purchase payments at the time the transfer or rollover amount is credited. You may only receive the 3% credit if You are less than 66 years old at date of issue. The credit is provided, based upon certain savings we realize, instead of reducing expenses directly. You do not pay any additional charge to receive the credit.

For 457(b), 403(a) and TSA ERISA Deferred Annuities, the eligible rollover distribution and direct transfer credit amounts must be allocated to the Fixed Interest Account and remain in the Fixed Interest Account for a period of five years to receive the credit. If the amount is withdrawn prior to the fifth year, the entire credit will be forfeited. If a portion is withdrawn prior to the fifth year, a portion of the credit that is in the same proportion as the withdrawal is to the applicable eligible rollover distribution and direct transfer credit will be forfeited.

For the TSA Deferred Annuity, any 3% credit does not become yours until after the "free look" period; we retrieve it if You exercise the "free look." Your exercise of the "free look" is the only circumstance under which the 3% credit will be retrieved (commonly called "recapture"). We then will refund either your purchase payments or Account Balance, depending upon your state law. In the case of a refund of Account Balance, the refunded amount will include any investment performance on amounts attributable to the 3% credit. If there have been any losses from the investment performance on the amounts attributable to the 3% credit, we will bear that loss.

YOUR INVESTMENT CHOICES

Trust I, Trust II, the Calvert Fund and the American Funds(R) and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. You should read these prospectuses carefully before making purchase payments to the Investment Divisions. Except for the Calvert Fund, all classes of shares available to the Deferred Annuities have a 12b-1 Plan fee.

The investment choices are listed in alphabetical order below, (based upon the Portfolios' legal names). (See Appendix IV Portfolio Legal and Marketing Names.) The Investment Divisions generally offer the opportunity for greater returns over the long term than our Fixed Interest Account. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The degree of investment risk You assume will depend on the Investment Divisions You choose. While the Investment Divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these Investment Divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance or variable income payments based on amounts allocated to the Investment Divisions may go down as well as up.

Each Portfolio has different investment objectives and risks. The Portfolio prospectuses contain more detailed information on each Portfolio's investment strategy, investment managers and its fees. You may obtain a Portfolio prospectus by calling 1-800-638-7732, or through your registered representative. We do not guarantee the investment results of the Portfolios.

The current Portfolios are listed below, along with their investment managers and any sub-investment manager.



                   PORTFOLIO                                  INVESTMENT OBJECTIVE
                   ---------                                  --------------------
AMERICAN FUNDS(R)
AMERICAN FUNDS BOND FUND                         SEEKS AS HIGH A LEVEL OF CURRENT INCOME AS IS
                                                 CONSISTENT WITH THE PRESERVATION OF CAPITAL.
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND  SEEKS LONG-TERM GROWTH OF CAPITAL.
AMERICAN FUNDS GROWTH FUND                       SEEKS GROWTH OF CAPITAL.
AMERICAN FUNDS GROWTH-INCOME FUND                SEEKS LONG-TERM GROWTH OF CAPITAL AND INCOME.
BRIGHTHOUSE FUNDS TRUST I
AMERICAN FUNDS(R) BALANCED ALLOCATION PORTFOLIO  SEEKS A BALANCE BETWEEN A HIGH LEVEL OF
                                                 CURRENT INCOME AND GROWTH OF CAPITAL, WITH A
                                                 GREATER EMPHASIS ON GROWTH OF CAPITAL.
AMERICAN FUNDS(R) GROWTH ALLOCATION PORTFOLIO    SEEKS GROWTH OF CAPITAL.
AMERICAN FUNDS(R) MODERATE ALLOCATION PORTFOLIO  SEEKS A HIGH TOTAL RETURN IN THE FORM OF INCOME
                                                 AND GROWTH OF CAPITAL, WITH A GREATER
                                                 EMPHASIS ON INCOME.
BRIGHTHOUSE ASSET ALLOCATION 100 PORTFOLIO       SEEKS GROWTH OF CAPITAL.
BRIGHTHOUSE SMALL CAP VALUE PORTFOLIO            SEEKS LONG-TERM CAPITAL APPRECIATION.



BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN   SEEKS A HIGH LEVEL OF CURRENT INCOME, WHILE
PORTFOLIO                                        SEEKING PRESERVATION OF SHAREHOLDERS' CAPITAL.
BRIGHTHOUSE/WELLINGTON LARGE CAP RESEARCH        SEEKS LONG-TERM CAPITAL APPRECIATION.
PORTFOLIO

                                                            INVESTMENT ADVISER/
                                                            -------------------
                   PORTFOLIO                                    SUBADVISER
                   ---------                                    ----------
AMERICAN FUNDS(R)
AMERICAN FUNDS BOND FUND                         CAPITAL RESEARCH AND MANAGEMENT COMPANY

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND  CAPITAL RESEARCH AND MANAGEMENT COMPANY
AMERICAN FUNDS GROWTH FUND                       CAPITAL RESEARCH AND MANAGEMENT COMPANY
AMERICAN FUNDS GROWTH-INCOME FUND                CAPITAL RESEARCH AND MANAGEMENT COMPANY
BRIGHTHOUSE FUNDS TRUST I
AMERICAN FUNDS(R) BALANCED ALLOCATION PORTFOLIO  BRIGHTHOUSE INVESTMENT ADVISERS, LLC


AMERICAN FUNDS(R) GROWTH ALLOCATION PORTFOLIO    BRIGHTHOUSE INVESTMENT ADVISERS, LLC
AMERICAN FUNDS(R) MODERATE ALLOCATION PORTFOLIO  BRIGHTHOUSE INVESTMENT ADVISERS, LLC


BRIGHTHOUSE ASSET ALLOCATION 100 PORTFOLIO       BRIGHTHOUSE INVESTMENT ADVISERS, LLC
BRIGHTHOUSE SMALL CAP VALUE PORTFOLIO            BRIGHTHOUSE INVESTMENT ADVISERS, LLC
                                                 SUBADVISERS: DELAWARE INVESTMENTS FUND
                                                 ADVISERS; WELLS CAPITAL MANAGEMENT
                                                 INCORPORATED
BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN   BRIGHTHOUSE INVESTMENT ADVISERS, LLC
PORTFOLIO                                        SUBADVISER: FRANKLIN ADVISERS, INC.
BRIGHTHOUSE/WELLINGTON LARGE CAP RESEARCH        BRIGHTHOUSE INVESTMENT ADVISERS, LLC
PORTFOLIO                                        SUBADVISER: WELLINGTON MANAGEMENT COMPANY
                                                 LLP



                 PORTFOLIO                                INVESTMENT OBJECTIVE
                 ---------                                --------------------
CLARION GLOBAL REAL ESTATE PORTFOLIO         SEEKS TOTAL RETURN THROUGH INVESTMENT IN REAL
                                             ESTATE SECURITIES, EMPHASIZING BOTH CAPITAL
                                             APPRECIATION AND CURRENT INCOME.
CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO      SEEKS CAPITAL APPRECIATION.

HARRIS OAKMARK INTERNATIONAL PORTFOLIO       SEEKS LONG-TERM CAPITAL APPRECIATION.

INVESCO MID CAP VALUE PORTFOLIO              SEEKS HIGH TOTAL RETURN BY INVESTING IN EQUITY
                                             SECURITIES OF MID-SIZED COMPANIES.
INVESCO SMALL CAP GROWTH PORTFOLIO           SEEKS LONG-TERM GROWTH OF CAPITAL.

LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO       SEEKS HIGH TOTAL INVESTMENT RETURN THROUGH A
                                             COMBINATION OF CAPITAL APPRECIATION AND
                                             INCOME.
MFS(R) RESEARCH INTERNATIONAL PORTFOLIO      SEEKS CAPITAL APPRECIATION.


MORGAN STANLEY MID CAP GROWTH PORTFOLIO      SEEKS CAPITAL APPRECIATION.


OPPENHEIMER GLOBAL EQUITY PORTFOLIO          SEEKS CAPITAL APPRECIATION.

PIMCO INFLATION PROTECTED BOND PORTFOLIO     SEEKS MAXIMUM REAL RETURN, CONSISTENT WITH
                                             PRESERVATION OF CAPITAL AND PRUDENT
                                             INVESTMENT MANAGEMENT.
PIMCO TOTAL RETURN PORTFOLIO                 SEEKS MAXIMUM TOTAL RETURN, CONSISTENT WITH
                                             THE PRESERVATION OF CAPITAL AND PRUDENT
                                             INVESTMENT MANAGEMENT.
SSGA GROWTH AND INCOME ETF PORTFOLIO         SEEKS GROWTH OF CAPITAL AND INCOME.

SSGA GROWTH ETF PORTFOLIO                    SEEKS GROWTH OF CAPITAL.

T. ROWE PRICE MID CAP GROWTH PORTFOLIO       SEEKS LONG-TERM GROWTH OF CAPITAL.

BRIGHTHOUSE FUNDS TRUST II
BLACKROCK BOND INCOME PORTFOLIO              SEEKS A COMPETITIVE TOTAL RETURN PRIMARILY
                                             FROM INVESTING IN FIXED-INCOME SECURITIES.
BLACKROCK CAPITAL APPRECIATION PORTFOLIO     SEEKS LONG-TERM GROWTH OF CAPITAL.

BLACKROCK LARGE CAP VALUE PORTFOLIO          SEEKS LONG-TERM GROWTH OF CAPITAL.

BRIGHTHOUSE ASSET ALLOCATION 20 PORTFOLIO    SEEKS A HIGH LEVEL OF CURRENT INCOME, WITH
                                             GROWTH OF CAPITAL AS A SECONDARY OBJECTIVE.
BRIGHTHOUSE ASSET ALLOCATION 40 PORTFOLIO    SEEKS HIGH TOTAL RETURN IN THE FORM OF INCOME
                                             AND GROWTH OF CAPITAL, WITH A GREATER
                                             EMPHASIS ON INCOME.
BRIGHTHOUSE ASSET ALLOCATION 60 PORTFOLIO    SEEKS A BALANCE BETWEEN A HIGH LEVEL OF
                                             CURRENT INCOME AND GROWTH OF CAPITAL, WITH A
                                             GREATER EMPHASIS ON GROWTH OF CAPITAL.
BRIGHTHOUSE ASSET ALLOCATION 80 PORTFOLIO    SEEKS GROWTH OF CAPITAL.
BRIGHTHOUSE/ARTISAN MID CAP VALUE PORTFOLIO  SEEKS LONG-TERM CAPITAL GROWTH.


BRIGHTHOUSE/WELLINGTON CORE EQUITY           SEEKS TO PROVIDE A GROWING STREAM OF INCOME
OPPORTUNITIES PORTFOLIO                      OVER TIME AND, SECONDARILY, LONG-TERM CAPITAL
                                             APPRECIATION AND CURRENT INCOME.

                                                         INVESTMENT ADVISER/
                                                         -------------------
                 PORTFOLIO                                    SUBADVISER
                 ---------                                    ----------
CLARION GLOBAL REAL ESTATE PORTFOLIO         BRIGHTHOUSE INVESTMENT ADVISERS, LLC
                                             SUBADVISER: CBRE CLARION SECURITIES LLC

CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO      BRIGHTHOUSE INVESTMENT ADVISERS, LLC
                                             SUBADVISER: CLEARBRIDGE INVESTMENTS, LLC
HARRIS OAKMARK INTERNATIONAL PORTFOLIO       BRIGHTHOUSE INVESTMENT ADVISERS, LLC
                                             SUBADVISER: HARRIS ASSOCIATES L.P.
INVESCO MID CAP VALUE PORTFOLIO              BRIGHTHOUSE INVESTMENT ADVISERS, LLC
                                             SUBADVISER: INVESCO ADVISERS, INC.
INVESCO SMALL CAP GROWTH PORTFOLIO           BRIGHTHOUSE INVESTMENT ADVISERS, LLC
                                             SUBADVISER: INVESCO ADVISERS, INC.
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO       BRIGHTHOUSE INVESTMENT ADVISERS, LLC
                                             SUBADVISER: LOOMIS, SAYLES & COMPANY, L.P.

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO      BRIGHTHOUSE INVESTMENT ADVISERS, LLC
                                             SUBADVISER: MASSACHUSETTS FINANCIAL SERVICES
                                             COMPANY
MORGAN STANLEY MID CAP GROWTH PORTFOLIO      BRIGHTHOUSE INVESTMENT ADVISERS, LLC
                                             SUBADVISER: MORGAN STANLEY INVESTMENT
                                             MANAGEMENT INC.
OPPENHEIMER GLOBAL EQUITY PORTFOLIO          BRIGHTHOUSE INVESTMENT ADVISERS, LLC
                                             SUBADVISER: OPPENHEIMERFUNDS, INC.
PIMCO INFLATION PROTECTED BOND PORTFOLIO     BRIGHTHOUSE INVESTMENT ADVISERS, LLC
                                             SUBADVISER: PACIFIC INVESTMENT MANAGEMENT
                                             COMPANY LLC
PIMCO TOTAL RETURN PORTFOLIO                 BRIGHTHOUSE INVESTMENT ADVISERS, LLC
                                             SUBADVISER: PACIFIC INVESTMENT MANAGEMENT
                                             COMPANY LLC
SSGA GROWTH AND INCOME ETF PORTFOLIO         BRIGHTHOUSE INVESTMENT ADVISERS, LLC
                                             SUBADVISER: SSGA FUNDS MANAGEMENT, INC.
SSGA GROWTH ETF PORTFOLIO                    BRIGHTHOUSE INVESTMENT ADVISERS, LLC
                                             SUBADVISER: SSGA FUNDS MANAGEMENT, INC.
T. ROWE PRICE MID CAP GROWTH PORTFOLIO       BRIGHTHOUSE INVESTMENT ADVISERS, LLC
                                             SUBADVISER: T. ROWE PRICE ASSOCIATES, INC.
BRIGHTHOUSE FUNDS TRUST II
BLACKROCK BOND INCOME PORTFOLIO              BRIGHTHOUSE INVESTMENT ADVISERS, LLC
                                             SUBADVISER: BLACKROCK ADVISORS, LLC
BLACKROCK CAPITAL APPRECIATION PORTFOLIO     BRIGHTHOUSE INVESTMENT ADVISERS, LLC
                                             SUBADVISER: BLACKROCK ADVISORS, LLC
BLACKROCK LARGE CAP VALUE PORTFOLIO          BRIGHTHOUSE INVESTMENT ADVISERS, LLC
                                             SUBADVISER: BLACKROCK ADVISORS, LLC
BRIGHTHOUSE ASSET ALLOCATION 20 PORTFOLIO    BRIGHTHOUSE INVESTMENT ADVISERS, LLC

BRIGHTHOUSE ASSET ALLOCATION 40 PORTFOLIO    BRIGHTHOUSE INVESTMENT ADVISERS, LLC


BRIGHTHOUSE ASSET ALLOCATION 60 PORTFOLIO    BRIGHTHOUSE INVESTMENT ADVISERS, LLC


BRIGHTHOUSE ASSET ALLOCATION 80 PORTFOLIO    BRIGHTHOUSE INVESTMENT ADVISERS, LLC
BRIGHTHOUSE/ARTISAN MID CAP VALUE PORTFOLIO  BRIGHTHOUSE INVESTMENT ADVISERS, LLC
                                             SUBADVISER: ARTISAN PARTNERS LIMITED
                                             PARTNERSHIP
BRIGHTHOUSE/WELLINGTON CORE EQUITY           BRIGHTHOUSE INVESTMENT ADVISERS, LLC
OPPORTUNITIES PORTFOLIO                      SUBADVISER: WELLINGTON MANAGEMENT COMPANY
                                             LLP



               PORTFOLIO                               INVESTMENT OBJECTIVE
               ---------                               --------------------
JENNISON GROWTH PORTFOLIO                 SEEKS LONG-TERM GROWTH OF CAPITAL.

LOOMIS SAYLES SMALL CAP CORE PORTFOLIO    SEEKS LONG-TERM CAPITAL GROWTH FROM
                                          INVESTMENTS IN COMMON STOCKS OR OTHER EQUITY
                                          SECURITIES.
LOOMIS SAYLES SMALL CAP GROWTH PORTFOLIO  SEEKS LONG-TERM CAPITAL GROWTH.

METLIFE AGGREGATE BOND INDEX PORTFOLIO    SEEKS TO TRACK THE PERFORMANCE OF THE
                                          BLOOMBERG BARCLAYS U.S. AGGREGATE BOND
                                          INDEX.
METLIFE MID CAP STOCK INDEX PORTFOLIO     SEEKS TO TRACK THE PERFORMANCE OF THE
                                          STANDARD & POOR'S MIDCAP 400(R) COMPOSITE
                                          STOCK PRICE INDEX.
METLIFE MSCI EAFE(R) INDEX PORTFOLIO      SEEKS TO TRACK THE PERFORMANCE OF THE MSCI
                                          EAFE(R) INDEX.
METLIFE RUSSELL 2000(R) INDEX PORTFOLIO   SEEKS TO TRACK THE PERFORMANCE OF THE RUSSELL
                                          2000(R) INDEX.
METLIFE STOCK INDEX PORTFOLIO             SEEKS TO TRACK THE PERFORMANCE OF THE
                                          STANDARD & POOR'S 500(R) COMPOSITE STOCK
                                          PRICE INDEX.
MFS(R) TOTAL RETURN PORTFOLIO             SEEKS A FAVORABLE TOTAL RETURN THROUGH
                                          INVESTMENT IN A DIVERSIFIED PORTFOLIO.

MFS(R) VALUE PORTFOLIO                    SEEKS CAPITAL APPRECIATION.


NEUBERGER BERMAN GENESIS PORTFOLIO        SEEKS HIGH TOTAL RETURN, CONSISTING PRINCIPALLY
                                          OF CAPITAL APPRECIATION.

T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO  SEEKS LONG-TERM GROWTH OF CAPITAL.

T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO  SEEKS LONG-TERM CAPITAL GROWTH.

WESTERN ASSET MANAGEMENT STRATEGIC BOND   SEEKS TO MAXIMIZE TOTAL RETURN CONSISTENT
OPPORTUNITIES PORTFOLIO                   WITH PRESERVATION OF CAPITAL.

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT  SEEKS TO MAXIMIZE TOTAL RETURN CONSISTENT
PORTFOLIO                                 WITH PRESERVATION OF CAPITAL AND MAINTENANCE
                                          OF LIQUIDITY.
CALVERT FUND
CALVERT VP SRI BALANCED PORTFOLIO         SEEKS TO ACHIEVE A COMPETITIVE TOTAL RETURN
                                          THROUGH AN ACTIVELY MANAGED PORTFOLIO OF
                                          STOCKS, BONDS AND MONEY MARKET INSTRUMENTS
                                          WHICH OFFER INCOME AND CAPITAL GROWTH
                                          OPPORTUNITY.

                                                      INVESTMENT ADVISER/
                                                      -------------------
               PORTFOLIO                                   SUBADVISER
               ---------                                   ----------
JENNISON GROWTH PORTFOLIO                 BRIGHTHOUSE INVESTMENT ADVISERS, LLC
                                          SUBADVISER: JENNISON ASSOCIATES LLC
LOOMIS SAYLES SMALL CAP CORE PORTFOLIO    BRIGHTHOUSE INVESTMENT ADVISERS, LLC
                                          SUBADVISER: LOOMIS, SAYLES & COMPANY, L.P.

LOOMIS SAYLES SMALL CAP GROWTH PORTFOLIO  BRIGHTHOUSE INVESTMENT ADVISERS, LLC
                                          SUBADVISER: LOOMIS, SAYLES & COMPANY, L.P.
METLIFE AGGREGATE BOND INDEX PORTFOLIO    BRIGHTHOUSE INVESTMENT ADVISERS, LLC
                                          SUBADVISER: METLIFE INVESTMENT ADVISORS, LLC

METLIFE MID CAP STOCK INDEX PORTFOLIO     BRIGHTHOUSE INVESTMENT ADVISERS, LLC
                                          SUBADVISER: METLIFE INVESTMENT ADVISORS, LLC

METLIFE MSCI EAFE(R) INDEX PORTFOLIO      BRIGHTHOUSE INVESTMENT ADVISERS, LLC
                                          SUBADVISER: METLIFE INVESTMENT ADVISORS, LLC
METLIFE RUSSELL 2000(R) INDEX PORTFOLIO   BRIGHTHOUSE INVESTMENT ADVISERS, LLC
                                          SUBADVISER: METLIFE INVESTMENT ADVISORS, LLC
METLIFE STOCK INDEX PORTFOLIO             BRIGHTHOUSE INVESTMENT ADVISERS, LLC
                                          SUBADVISER: METLIFE INVESTMENT ADVISORS, LLC

MFS(R) TOTAL RETURN PORTFOLIO             BRIGHTHOUSE INVESTMENT ADVISERS, LLC
                                          SUBADVISER: MASSACHUSETTS FINANCIAL SERVICES
                                          COMPANY
MFS(R) VALUE PORTFOLIO                    BRIGHTHOUSE INVESTMENT ADVISERS, LLC
                                          SUBADVISER: MASSACHUSETTS FINANCIAL SERVICES
                                          COMPANY
NEUBERGER BERMAN GENESIS PORTFOLIO        BRIGHTHOUSE INVESTMENT ADVISERS, LLC
                                          SUBADVISER: NEUBERGER BERMAN INVESTMENT
                                          ADVISERS LLC
T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO  BRIGHTHOUSE INVESTMENT ADVISERS, LLC
                                          SUBADVISER: T. ROWE PRICE ASSOCIATES, INC.
T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO  BRIGHTHOUSE INVESTMENT ADVISERS, LLC
                                          SUBADVISER: T. ROWE PRICE ASSOCIATES, INC.
WESTERN ASSET MANAGEMENT STRATEGIC BOND   BRIGHTHOUSE INVESTMENT ADVISERS, LLC
OPPORTUNITIES PORTFOLIO                   SUBADVISER: WESTERN ASSET MANAGEMENT
                                          COMPANY
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT  BRIGHTHOUSE INVESTMENT ADVISERS, LLC
PORTFOLIO                                 SUBADVISER: WESTERN ASSET MANAGEMENT
                                          COMPANY
CALVERT FUND
CALVERT VP SRI BALANCED PORTFOLIO         CALVERT RESEARCH AND MANAGEMENT





Certain Portfolios have been subject to a change. Please see Appendix V -- "Additional Information Regarding the Portfolios."

INVESTMENT CHOICES WHICH ARE FUND OF FUNDS

The following Portfolios available within Trust I and Trust II are "fund of funds":

Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio

American Funds(R) Balanced Allocation Portfolio
American Funds(R) Growth Allocation Portfolio
American Funds(R) Moderate Allocation Portfolio
SSGA Growth ETF Portfolio
SSGA Growth and Income ETF Portfolio

"Fund of funds" Portfolios invest substantially all of their assets in other portfolios or, with respect to the SSGA Growth ETF Portfolio and the SSGA Growth and Income ETF Portfolio, other exchange-traded funds ("Underlying ETFs"). Therefore, each of these Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Portfolio invests. You may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Portfolios, if such underlying portfolios or Underlying ETFs are available under the Contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the Contract.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

Some of the investment choices may not be available under the terms of your Deferred Annuity. Your Contract or other correspondence we provide You will indicate the Investment Divisions that are available to You. Your investment choices may be limited because:

..   Your employer, association or other group contract holder limits the available Investment Divisions.

..   We have restricted the available Investment Divisions.

The Investment Divisions buy and sell shares of corresponding mutual fund Portfolios. These Portfolios, which are part of either Trust I, Trust II, the Calvert Fund or the American Funds(R) invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and are reinvested. Therefore, no dividends are distributed to You under the Deferred Annuities. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of Trust I and Trust II are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The Calvert Fund and American Funds(R) Portfolios are made available by the Calvert Fund and the American Funds(R) only through various insurance company annuities and life insurance policies.

Trust I, Trust II, the Calvert Fund and the American Funds(R) are each "series" type funds registered with the SEC as an "open-end management investment company" under the 1940 Act. A "series" fund means that each Portfolio is one of several available through the fund.

The Portfolios of Trust I and Trust II pay Brighthouse Investment Advisers, LLC a monthly fee for its services as their investment manager. Prior to March 6, 2017, Brighthouse Investment Advisers, LLC was known as MetLife Advisers, LLC and as of the date of this Prospectus, our affiliate. The Portfolio of the Calvert Fund pays Calvert Asset Management Company, Inc. a monthly fee for its services as its investment manager. The Portfolios of the American Funds(R) pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as the operating expenses paid by each Portfolio, are described in the applicable prospectus and SAI for Trust I, Trust II, the Calvert Fund and the American Funds(R).

In addition, Trust I and Trust II prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in Trust I or Trust II. The risks of these arrangements are discussed in each Fund's prospectus.

Certain Payments We Receive with Regard to the Portfolios. An investment manager (other than Brighthouse Investment Advisers, LLC) or sub-investment manager of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Deferred Annuities and, in the Company's role as an intermediary, with respect to the Portfolios. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the Portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Portfolios attributable to the Deferred Annuities and certain other variable insurance products that we and our affiliates issue. These percentages differ and some investment managers or sub-investment managers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

Additionally, an investment manager (other than Brighthouse Investment Advisers, LLC) or sub-investment manager of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the Adviser or sub-investment manager (or its affiliate) with increased access to persons involved in the distribution of the Contracts.

As of the date of this Prospectus, we and/or certain of our affiliated insurance companies have a joint ownership interest in our affiliated investment manager Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the Adviser makes a profit with respect to the advisory fees it receives from the Portfolios. We will benefit accordingly from assets allocated to the Portfolios to the extent they result in profits to the investment manager. (See the Table of Expenses for information on the investment management fees paid by the Portfolios and the SAIs for the Portfolios for information on the investment management fees paid by the investment managers to the sub-investment managers.) In 2016, MetLife, Inc. announced plans to pursue the separation, through one or more transactions, of a substantial portion of its U.S. retail business, including Brighthouse Investment Advisers, LLC, then known as MetLife Advisers, LLC. The new separate retail business will be organized under a holding company named Brighthouse Financial, Inc. ("Brighthouse"). Following these transactions, Brighthouse Investment Advisers, LLC will be a wholly-owned subsidiary of Brighthouse and will no longer be affiliated with MetLife, Inc., and it is expected that MetLife, Inc. and/or certain of its affiliates will receive payments from Brighthouse Investment Advisers, LLC and/or its affiliates of the type described in the second preceding paragraph. Additionally, it is expected that MetLife, Inc. and/or certain of its affiliates will receive payments from Brighthouse Investment Advisers LLC and/or its affiliates in an amount approximately equal to the profit distributions they would have received had these transactions not occurred.

Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. A Portfolio's 12b-1 Plan, if any, is described in more detail in the prospectuses for the Portfolios. See the Table of Expenses and "Who Sells the Deferred Annuities." Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Portfolio's 12b-1 Plan decrease the Portfolios' investment return.

Portfolio Selection. We select the Portfolios offered through this Contract based on a number of criteria, including asset class coverage, the strength of the investment manager's or sub-investment manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolios' investment manager or sub-investment manager is one of our affiliates or whether the Portfolio, its investment manager, its sub-investment manager(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment manager are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments and/or transfers of contract value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from contract owners. In some cases, we have included Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Portfolios they recommend and may benefit accordingly from the allocation of contract value to such Portfolios.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN YOUR ACCOUNT BALANCE OF YOUR DEFERRED ANNUITY RESULTING FROM THE PERFORMANCE OF THE PORTFOLIO YOU HAVE CHOSEN.

DEFERRED ANNUITIES



   This Prospectus describes the following Deferred Annuities under which You can accumulate money:


  .   TSA (Tax Sheltered Annuities)

  .   TSA ERISA (Tax Sheltered Annuities subject to ERISA)

  .   SEPs (Simplified Employee Pensions)

  .   SIMPLE IRAs (Savings Incentive Match Plan for Employees
      Individual Retirement Annuities)

  .   457(b)s (Section 457(b) Eligible Deferred Compensation Arrangements)

  .   403(a) Arrangements

A form of the deferred annuity may be issued to a bank that does nothing but hold them as a contract holder.

THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN

  These Deferred Annuities may be issued either to You as an individual or to a group. You are then a participant under the group's Deferred Annuity. If You participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, automated investments strategies, purchase payments, withdrawals, transfers, loans, the death benefit and pay-out options.

The Deferred Annuity may provide that a plan administrative fee will be paid by making a withdrawal from your Account Balance. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult the Deferred Annuity Contract and plan document to see how You may be affected. If You are a Texas Optional Retirement Program participant, please see Appendix II for specific information which applies to You.

403(B) PLAN TERMINATIONS
Upon a 403(b) plan termination, your employer is required to distribute your plan benefits under the Contract to You. Your employer may permit You to receive your distribution of your 403(b) plan benefit in cash or in the form of the Contract.

If You elect to receive your distributions in cash, the distribution is a withdrawal under the Contract and any amounts withdrawn are subject to applicable Withdrawal Charges. Outstanding loans will be satisfied (paid) from your cash benefit prior to its distribution to You. In addition, your cash distributions are subject to withholding, ordinary income tax and applicable Federal income tax penalties. (See "Income Taxes.") Contract Withdrawal Charges will be waived if the net distribution is made under the exceptions listed in the "When No Withdrawal Charge Applies" section of the Prospectus. However, if your employer chooses to distribute cash as the default option, your employer may not give You the opportunity to instruct MetLife to make, at a minimum, a direct transfer to another funding option or annuity contract issued by us or one of our affiliates, which may avoid a Withdrawal Charge. In that case, You will receive the net cash distribution, less any applicable Withdrawal Charge and withholding. In addition, You would forfeit any accrued benefit under a GMIB or LWG rider or guaranteed death benefit.

If You receive the distribution in form of the Contract, we will continue to administer the Contract according to its terms. However in that case, You may not make any additional purchase payments or take any loans. In addition, MetLife will rely on You to provide certain information that would otherwise be provided to MetLife by the employer or plan administrator. The employer may choose distribution of the Contract as the default option. The employer may not choose distribution of a Contract as a default option when that Contract is an investment vehicle for a TSA ERISA plan.

OTHER PLAN TERMINATIONS

Upon termination of a retirement plan that is not a Section 403(b) plan, your employer is generally required to distribute your plan benefits under the Contract to You.

This distribution is in cash. The distribution is a withdrawal under the Contract and any amounts withdrawn are subject to any applicable Withdrawal Charge. Outstanding loans, if available, will be satisfied (paid) from your cash benefit prior to its distribution to You. In addition, your cash distributions are subject to withholding, ordinary income tax and applicable Federal income tax penalties. (See "Income Taxes.") Withdrawal Charges will be waived if the net distribution is made under the exceptions listed in the "Withdrawal Charges" section of the prospectus. However, your employer may not give You the opportunity to instruct the Company to make, at a minimum, a direct transfer to another funding option or annuity contract issued by us or one of our affiliates which may avoid a Withdrawal Charge. In that case, You will receive the net cash distribution, less any applicable "Withdrawal Charge" and withholding.

AUTOMATED INVESTMENT STRATEGIES

  There are four automated investment strategies available to You. We created these investment strategies to help You manage your money. You decide if one is appropriate for You, based upon your risk tolerance and savings goals. The Index Selector is not available with a Deferred Annuity with the optional LWG. These are available to You without any additional charges. As with any investment program, none of them can guarantee a gain--You can lose money. We may modify or terminate any of the strategies at any time. You may have only one strategy in effect at a time. You may not have a strategy in effect while You also have an outstanding loan. Your employer, association or other group contract holder may limit the availability of any investment strategy.

The Equity Generator(R): An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to any one Investment Division based on your selection. If your Fixed Interest Account Balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.


The Rebalancer(R): You select a specific asset allocation for your entire Account Balance from among the Investment Divisions and the Fixed Interest Account, if available. Each quarter we transfer amounts among these options to bring the percentage of your Account Balance in each option back to your original allocation. In the future, we may permit You to allocate less than 100% of your Account Balance to this strategy.

The Index Selector(R): You may select one of five asset allocation models (the Conservative Model, the Conservative to Moderate Model, the Moderate Model, the Moderate to Aggressive Model and the Aggressive Model) which are designed to correlate to various risk tolerance levels. Based on the model You choose, your entire Account Balance is allocated among the MetLife Aggregate Bond Index, MetLife Stock Index, MetLife MSCI EAFE(R) Index, MetLife Russell 2000(R) Index and MetLife Mid Cap Stock Index Investment Divisions and the Fixed Interest Account. Each quarter the percentage in each of these Investment Divisions and the Fixed Interest Account is brought back to the selected model percentage by transferring amounts among the Investment Divisions and the Fixed Interest Account.

In the future, we may permit You to allocate less than 100% of your Account Balance to this strategy.

We will continue to implement the Index Selector strategy using the percentage allocations of the model that were in effect when You elected the Index Selector strategy. You should consider whether it is appropriate for You to continue this strategy over time if your risk tolerance, time horizon or financial situation changes. This strategy may experience more volatility than our other strategies. We provide the elements to formulate the models. We may rely on a third party for its expertise in creating appropriate allocations.

The asset allocation models used in the Index Selector strategy may change from time to time. If You are interested in an updated model, please contact us or your sales representative.

You may choose another Index Selector strategy or terminate your Index Selector strategy at any time. If You choose another Index Selector strategy, You must select from the asset allocation models available at that time. After termination, if You then wish to again select the Index Selector strategy, You must select from the asset allocation models available at that time.

The Allocator/SM/: Each month a dollar amount You choose is transferred from the Fixed Interest Account to any of the Investment Divisions You choose.

You select the day of the month and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Interest Account Balance is exhausted, this strategy is automatically discontinued.

The Allocator and the Equity Generator are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, You should consider whether You wish to continue the strategy through periods of fluctuating prices.

We will terminate all transactions under any automated investment strategy upon notification of your death.

PURCHASE PAYMENTS

  There is no minimum purchase payment. You may continue to make purchase payments while You receive Systematic Withdrawal Program payments, as described later in this Prospectus, unless your purchase payments are made through payroll deduction.

We will not issue the Deferred Annuity to You if You are age 80 or older or younger than age 18 for the TSA Deferred Annuity described in this Prospectus. For SEPs and SIMPLE IRAs Deferred Annuities, the minimum issue age is 21. You will not receive the 3% credit associated with the B and L Classes (described in the section titled "Eligible Rollover Distribution and Direct Transfer Credit for B and L Classes") unless You are less than 66 years old at date of issue. We will not accept your purchase payments if You are age 90 or older.

PURCHASE PAYMENTS--SECTION 403(B) PLANS

The Internal Revenue Service ("IRS") announced new regulations affecting
Section 403(b) plans and arrangements, which were generally effective January 1, 2009. As part of these regulations, employers will need to meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under Section 403(b). Prior to the new rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this new employer requirement.

In consideration of these regulations, we have determined only to make available the Contract for purchase (including transfers) where your employer currently permits salary reduction contributions to be made to the Contract.

If your Contract was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and You have never made salary reduction contributions into your Contract, we urge You to consult with your tax adviser prior to making additional purchase payments.

ALLOCATION OF PURCHASE PAYMENTS

You decide how your money is allocated among the Fixed Interest Account, if available, and the Investment Divisions. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. You may also specify an effective date for the change as long as it is within 30 days after we receive the request.

If You elect the Lifetime Withdrawal Guarantee Optional Benefit, You are limited to allocating your purchase payments and Account Balance among the Fixed Interest Account and the following Investment Divisions: Brighthouse Asset Allocation 20 Investment Division, Brighthouse Asset Allocation 40 Investment Division, Brighthouse Asset Allocation 60 Investment Division and Brighthouse Asset Allocation 80 Investment Division. We reserve the right to make changes to the Investment Divisions. (See "Your Investment Choices--Portfolio Section.")

LIMITS ON PURCHASE PAYMENTS

Your ability to make purchase payments may be limited by:

..   Federal tax laws or regulatory requirements;

..   Our right to limit the total of your purchase payments to $1,000,000;

..   Our right to restrict purchase payments to the Fixed Interest Account if
    (1) the interest rate we credit in the Fixed Interest Account is equal to the guaranteed minimum rate as stated in your Deferred Annuity; or (2) your Fixed Interest Account Balance is equal to or exceeds our maximum for a Fixed Interest Account allocation (e.g., $1,000,000);

..   Participation in the Systematic Withdrawal Program (as described later); and

..   Leaving your job.

THE VALUE OF YOUR INVESTMENT

   Accumulation Units are credited to You when You make purchase payments or transfers into an Investment Division. When You withdraw or transfer money from an Investment Division (as well as when we apply the Annual Contract Fee and the GMIB or LWG charge, if chosen as an optional benefit), accumulation units are liquidated. We determine the number of accumulation units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.

This is how we calculate the Accumulation Unit Value for each Investment
Division:

..   First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

..   Next, we subtract the daily equivalent of the Separate Account charge (for the class of the Deferred Annuity You have chosen, including any optional benefits) for each day since the last Accumulation Unit Value was calculated; and

..   Finally, we multiply the previous Accumulation Unit Value by this result.

   Examples
   Calculating the Number of Accumulation Units

   Assume You make a purchase payment of $500 into one Investment Division and that Investment Division's Accumulation Unit Value is currently $10.00. You would be credited with 50 accumulation units.

                  $500 = 50 accumulation units
                   ---
                  $10

   Calculating the Accumulation Unit Value

   Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying Portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525 (50 x $10.50 = $525).

           $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value

   However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475 (50 x $9.50 = $475).

            $10.00 x .95 = $9.50 is the new Accumulation Unit Value

TRANSFER PRIVILEGE

   You may make tax-free transfers among Investment Divisions or between the Investment Divisions and the Fixed Interest Account, if available. For us to process a transfer, You must tell us:

..   The percentage or dollar amount of the transfer;

..   The Investment Divisions (or Fixed Interest Account) from which You want the money to be transferred;

..   The Investment Divisions (or Fixed Interest Account) to which You want the money to be transferred; and

..   Whether You intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.

If You receive the eligible rollover distribution and direct transfer credit and You have a 457(b), 403(a) or TSA ERISA Deferred Annuity, You must allocate this amount to the Fixed Interest Account and You must keep any such amounts in the Fixed Interest Account for five years or You will forfeit the credit.

We reserve the right to restrict transfers to the Fixed Interest Account if (1) the interest rate we credit in the Fixed Interest Account is equal to the guaranteed minimum rate as stated in your Deferred Annuity; or (2) your Fixed Interest Account Balance is equal to or exceeds our maximum for Fixed Interest Account allocations (e.g., $1,000,000).

For additional transfer restrictions (see "General
Information--Valuation--Suspension of Payments").

Your transfer request must be in Good Order and completed prior to the close of the Exchange on a business day if You want the transaction to take place on that day. All other transfer requests in Good Order will be processed on our next business day.

We may require You to use our original forms and maintain a minimum Account Balance (if the transfer is in connection with an automated investment strategy or if there is an outstanding loan from the Fixed Interest Account).

The following is a discussion of frequent transfers/reallocations policies and procedures. They apply to both the "pay-in" and "pay-out" phase of your Deferred Annuity.

RESTRICTIONS ON TRANSFERS

RESTRICTIONS ON FREQUENT TRANSFERS/REALLOCATIONS. Frequent requests from contract owners to make transfers/reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Frequent transfers/reallocations involving arbitrage trading may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Portfolios (i.e., American Funds Global Small Capitalization Fund, Brighthouse Small Cap Value Portfolio, Clarion Global Real Estate Portfolio, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, Loomis Sayles Global Markets Portfolio, Loomis Sayles Small Cap Core Portfolio, Loomis Sayles Small Cap Growth Portfolio, MetLife MSCI EAFE(R) Index Portfolio, MetLife Russell 2000(R) Index Portfolio, MFS(R) Research International Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, T. Rowe Price Small Cap Growth Portfolio, Western Asset Management Strategic Bond Opportunities Portfolio--the "Monitored Portfolios") and we monitor transfer/reallocation activity in those Monitored Portfolios. In addition, as described below, we intend to treat all American Funds Insurance Series(R) Portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current Account Balance; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria.

WE DO NOT BELIEVE THAT OTHER PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER/REALLOCATION ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

As a condition to making their portfolios available in our products, American Funds(R) requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer/reallocation policies and procedures. Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds portfolios to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer/reallocation policies, procedures and restrictions, (described below) and transfer/reallocation restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer/reallocation restrictions being applied to deter frequent transfers/reallocations. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, we require future transfer/reallocation requests to or from any Monitored Portfolio under that Contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.

Transfers made under an Automated Investment Strategy are not treated as transfers when we monitor the frequency of transfers.

The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract owners to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect contract owners and other persons with interests in the Contracts. We do not accommodate frequent transfers/reallocations in any Portfolios and there are no arrangements in place to permit any contract owner to engage in frequent transfers/reallocations; we apply our policies and procedures without exception, waiver, or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to frequent transfers/reallocations in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) for shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer/reallocation policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific contract owners who violate the frequent transfer/reallocation policies established by the Portfolio.

In addition, contract owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent transfer/reallocation policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons we cannot guarantee that the Portfolios (and thus contract owners) will not be harmed by transfer/reallocation activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more transfer/reallocation requests from contract owners engaged in frequent trading, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers/reallocations (even if an entire omnibus order is rejected due to the frequent transfers/reallocations of a single contract owner). You should read the Portfolio prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS/REALLOCATIONS. Large transfers/reallocations may increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers/reallocations to or from Portfolios except where the portfolio manager of a particular underlying Portfolio has brought large transfer/reallocation activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer/reallocation requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer/reallocation requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.

ACCESS TO YOUR MONEY


   You may withdraw either all or part of your Account Balance from the Deferred Annuity. Other than those made through the Systematic Withdrawal
Program, withdrawals must be at least $500 or the Account Balance, if less. If any withdrawal would decrease your Account Balance below $2,000, we may consider this a request for a full withdrawal. To process your request, we need the following information:

..   The percentage or dollar amount of the withdrawal; and

..   The Investment Divisions (or Fixed Interest Account) from which You want the money to be withdrawn.

Your withdrawal may be subject to Withdrawal Charges.

Generally, if You request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require You to use our original forms.

We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from your check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from your check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. You may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

You may submit a written withdrawal request, which must be received at Our Administrative Office on or before the Maturity Date, that indicates that the withdrawal should be processed as of the Maturity Date, in which case the request will be deemed to have been received on, and the withdrawal amount will be priced according, to the accumulation unit value calculated as of the Maturity Date.

ACCOUNT REDUCTION LOANS

We may administer loan programs made available through plans or group arrangements on an account reduction basis for certain Deferred Annuities. If the loan is in default and has been reported to the IRS as income but not yet offset, loan repayments will be posted as after-tax contributions. Loan amounts will be taken from amounts that are vested according to your plan or group arrangement on a pro-rata basis from the source(s) of money the plan or group arrangement permits to be borrowed (e.g., money contributed to the plan or group arrangement through salary reduction, elective deferrals, direct transfers, direct rollovers and employer contributions), then on a pro-rata basis from each Investment Division and the Fixed Interest Account in which You then have a balance consisting of these sources of money. Loan repayment amounts will be posted back to the original money sources used to make the loan, if the loan is in good standing at the time of repayment. Loan repayments will be allocated to the Investment Divisions and the Fixed Interest Account in the same percentages as your current investment election for contributions. Loan repayment periods, repayment methods, interest rate, default procedures, tax reporting and permitted minimum and maximum loan amounts will be disclosed in the loan agreement documents. There may be initiation and maintenance fees associated with these loans.

SYSTEMATIC WITHDRAWAL PROGRAM


If we agree and if approved in your state, You may choose to automatically withdraw a specific dollar amount or a percentage of your Account Balance each Contract Year. This program is not available under the 457(b) Deferred Annuity issued to tax-exempt organizations. This amount is then paid in equal portions throughout the Contract Year according to the time frame You select, e.g., monthly, quarterly, semi-annually or annually. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and Withdrawal Charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions. Your Account Balance will be reduced by the amount of your Systematic Withdrawal Program payments and applicable Withdrawal Charges. Payments under this program are not the same as income payments You would receive from a Deferred Annuity pay-out option. The Systematic Withdrawal Program is not available to the B and L Classes of the Deferred Annuities until the second Contract Year. The Systematic Withdrawal Program is not available in conjunction with any automated investment strategy.

If You elect to withdraw a dollar amount, we will pay You the same dollar amount each Contract Year. If You elect to withdraw a percentage of your Account Balance, each Contract Year we recalculate the amount You will receive based on your new Account Balance.

Calculating Your Payment Based on a Percentage Election for the First Contract Year You Elect the Systematic Withdrawal Program: If You choose to receive a percentage of your Account Balance, we will determine the amount payable on the date these payments begin. When You first elect the program, we will pay this amount over the remainder of the Contract Year. For example, if You select to receive payments on a monthly basis with the percentage of your Account Balance You request equaling $12,000, and there are six months left in the Contract Year, we will pay You $2,000 a month.

Calculating Your Payment for Subsequent Contract Years of the Systematic Withdrawal Program: For each subsequent year that your Systematic Withdrawal Program remains in effect, we will deduct from your Deferred Annuity and pay You over the Contract Year either the amount that You chose or an amount equal to the percentage of your Account Balance You chose. For example, if You select to receive payments on a monthly basis, ask for a percentage and that percentage of your Account Balance equals $12,000 at the start of a Contract Year, we will pay You $1,000 a month.

If You do not provide us with your desired allocation, or there are insufficient amounts in the Investment Divisions or the Fixed Interest Account that You selected, the payments will be taken out pro rata from the Fixed Interest Account and any Investment Divisions in which You then have money.

Selecting a Payment Date: You select a payment date which becomes the date we make the withdrawal. We must receive your request in Good Order at least 10 days prior to the selected payment date. (If You would like to receive your Systematic Withdrawal Program payment on or about the first of the month, You should request payment by the 20th of the month.) If we do not receive your request in time, we will make the payment the following month on the date You selected. If You do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request. Changes in the dollar amount, percentage or timing of the payments can be made at any time. If You make any of these changes, we will treat your request as though You were starting a new Systematic Withdrawal Program. You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in Good Order at least 30 days in advance.

Although we need your written authorization to begin this program, You may cancel this program at any time by telephone or by writing to us at your MetLife Administrative Office. We will also terminate your participation in the program upon notification of your death.

Systematic Withdrawal Program payments may be subject to a Withdrawal Charge unless an exception to this charge applies. For purposes of determining how much of the annual payment amount is exempt from this charge under the free withdrawal provision (discussed later), all payments from a Systematic Withdrawal Program in a Contract Year are characterized as a single lump sum withdrawal as of your first payment date in that Contract Year. When You first elect the program, we will calculate the percentage of your Account Balance your Systematic Withdrawal Program payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date. For all subsequent Contract Years, we will calculate the percentage of your Account Balance your Systematic Withdrawal Program payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date of that Contract Year. We will determine separately the Withdrawal Charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.

See "LWG -- Annual Benefit Payment -- Systematic Withdrawal Program" for more information concerning utilizing the Systematic Withdrawal Program in conjunction with the LWG.

Participation in the Systematic Withdrawal Program is subject to our administrative procedures.

MINIMUM DISTRIBUTION

In order for You to comply with certain tax law provisions, You may be required to take money out of your Deferred Annuity. Rather than receiving your minimum required distribution in one annual lump-sum payment, You may request that we pay it to You in installments throughout the calendar year. However, we may require that You maintain a certain Account Balance at the time You request these payments. You may not have a Systematic Withdrawal Program in effect if we pay your minimum required distribution in installments. We will terminate your participation in the program upon notification of your death.

CHARGES

  There are two types of charges You pay while You have money in an Investment
  Division:

..   Separate Account charge, and

..   Investment-related charge.

We describe these charges below. The amount of the charge may not necessarily correspond to costs associated with providing the services or benefits indicated by the designation of the charge or associated with the Deferred Annuity. For example, the Withdrawal Charge may not fully cover all of the sales and distribution expenses actually incurred by us, and proceeds from other charges, including the Separate Account charge, may be used in part to cover such expenses. We can profit from certain Deferred Annuity charges.

SEPARATE ACCOUNT CHARGE


Each class of the Deferred Annuity has a different annual Separate Account charge that is expressed as a percentage of average account value. A portion of the annual Separate Account charge is paid to us daily based upon the value of the amount You have in the Separate Account on the day the charge is assessed. You pay an annual Separate Account charge that, during the pay-in phase, for the Standard Death Benefit will not exceed 1.15% for the B Class, 1.45% for the C Class and 1.30% for the L Class of the amounts in the Investment Divisions or, in the case of each American Funds(R) Investment Division, 1.40% for the B Class, 1.70% for the C Class and 1.55% for the L Class.

This charge pays us for the risk that You may live longer than we estimated. Then, we could be obligated to pay You more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should You die during your pay-in phase is larger than your Account Balance. This charge also includes the risk that our expenses in administering the Deferred Annuity may be greater than we estimated. The Separate Account charge also pays us for distribution costs to both our licensed salespersons and other broker-dealers.

The chart below summarizes the maximum Separate Account charge for each class of the Deferred Annuity with each death benefit prior to entering the pay-out phase of the Contract. The Separate Account charge You pay will not reduce the number of accumulation units credited to You. Instead, we deduct the charges as part of the calculation of the Accumulation Unit Value. We guarantee that the Separate Account insurance-related charge will not increase while You have the Deferred Annuity.

                           SEPARATE ACCOUNT CHARGES*

----------------------------------------------------------------

                                      B Class  C Class  L Class
----------------------------------------------------------------
StandardDeath Benefit                 1.15%    1.45%    1.30%
----------------------------------------------------------------
OptionalAnnual Step-Up Death Benefit  1.25%    1.55%    1.40%
----------------------------------------------------------------

* We currently charge an additional Separate Account charge of 0.25% of average daily net assets in the American Funds Growth-Income, American Funds Growth, American Funds Bond and American Funds Global Small Capitalization Investment Divisions.

   We reserve the right to impose an additional Separate Account charge on Investment Divisions that we add to the Contract in the future. The additional amount will not exceed the annual rate of 0.25% of average daily net assets in any such Investment Divisions.

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. The percentage You pay for the investment-related charge depends on which Investment Divisions You select. Each class of shares available to the Deferred Annuities, except for the Calvert Fund, has a 12b-1 Plan fee, which pays for distribution expenses. Class B shares available in Trust I and Trust II have a 0.25% 12b-1 Plan fee. Class C shares available in Trust I have a 0.55% 12b-1 Plan fee. Class 2 shares available in the American Funds(R) have a 0.25% 12b-1 Plan fee. The Calvert Fund shares which are available have no 12b-1 Plan fee. Investment-related charges for each Investment Division for the previous year are listed in the Table of Expenses.

ANNUAL CONTRACT FEE

  There is a $30 Annual Contract Fee which is deducted on a pro-rata basis from the Investment Divisions on the last business day prior to the Contract
Anniversary. This fee is waived if your total purchase payments for the prior 12 months are at least $2,000 on the day the fee is to be deducted or if your Account Balance is at least $25,000 on the day the fee is to be deducted. This fee will also be waived if You are on medical leave approved by your employer or called to active armed service duty at the time the fee is to be deducted and your employer has informed us of your status. The fee will be deducted at the time of a total withdrawal of your Account Balance on a pro-rata basis (determined based upon the number of complete months that have elapsed since the prior Contract Anniversary). This fee pays us for our miscellaneous administrative costs. These costs which we incur include financial, actuarial, accounting and legal expenses.

We reserve the right to waive the Annual Contract Fee for specific groups based upon the nature of the group, size, aggregate amount of anticipated purchase payments or anticipated persistency. The waiver will be implemented in a reasonable manner and will not be unfairly discriminatory to the interests of any contract owner.

OPTIONAL GMIB

The optional GMIB is available for an additional charge of 0.70% of the guaranteed minimum income base (as defined later in this Prospectus), deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Fixed Interest Account Balance (net of any outstanding loans) and Separate Account Balance. (We take amounts from the Separate Account by canceling accumulation units from your Separate Account). If You make a total withdrawal of your Account Balance or elect to receive income payments under your Contract, a pro-rata portion of the annual optional benefit charge will be assessed based on the number of months from the last Contract Anniversary to the date of the withdrawal or the beginning of income payments. Prior to May 4, 2009, the charge for the optional GMIB is 0.35% of the guaranteed minimum income base. (For employer groups with TSA ERISA, 457(b) and 403(a) Deferred Annuities that were established on or before May 1, 2009 which elected at issue to make available the GMIB under their group Contract, participants who submit an application after May 1, 2009, will receive the lower charge of 0.35%.)

OPTIONAL LWG

The LWG is available for an additional charge of 0.95% of the Total Guaranteed Withdrawal Amount (as defined later in this Prospectus), deducted at the end of each Contract Year after applying any 5% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on the Contract Anniversary, by withdrawing amounts on a pro-rata basis from your Fixed Interest Account Balance and Separate Account Balance. We take amounts from the Separate Account by canceling accumulation units from your Separate Account Balance. If an Automatic Annual Step-Up occurs under a LWG, we may increase the LWG charge to the then current charge for the same optional benefit, but no more than a maximum of 0.95%. If the LWG is in effect, the charge will continue even if your Remaining Guaranteed Withdrawal Amount equals zero. Prior to May 4, 2009, the charge for the optional Lifetime Withdrawal Guarantee Benefit prior to any Automatic Step-Up is 0.50% of the Total Guaranteed Withdrawal Amount and the maximum charge upon an Automatic Annual Step-Up is 0.95%.

PREMIUM AND OTHER TAXES

  Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity" taxes) only when You exercise a pay-out option. In certain jurisdictions, we may deduct money to pay premium taxes on lump sum withdrawals or when You exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

Premium taxes, if applicable, currently depend on the Deferred Annuity You purchase and your home state or jurisdiction. The chart in Appendix I shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the Contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

We reserve the right to deduct from the Contract for any income taxes which we incur because of the Contract. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.

WITHDRAWAL CHARGES


   A Withdrawal Charge may apply if You make a withdrawal from your Deferred Annuity. There are no Withdrawal Charges for the C Class Deferred Annuity or
in certain situations or upon the occurrence of certain events (see "When No Withdrawal Charges Applies"). The Withdrawal Charge will be determined separately for each Investment Division from which a withdrawal is made. The Withdrawal Charge is assessed against the amount withdrawn.

For a full withdrawal, we multiply the amount to which the Withdrawal Charge applies by the percentage shown, keep the result as a Withdrawal Charge and pay You the rest.

For partial withdrawals, we multiply the amount to which the Withdrawal Charge applies by the percentage shown, keep the result as a Withdrawal Charge and pay You the rest. We will treat your request as a request for a full withdrawal if your Account Balance is not sufficient to pay both the requested withdrawal and the Withdrawal Charge, or if the withdrawal leaves an Account Balance that is less than the minimum required.

The Withdrawal Charge on the amount withdrawn for each class is as follows:


           IF WITHDRAWN DURING CONTRACT YEAR  B CLASS C CLASS L CLASS
           ---------------------------------  ------- ------- -------
                      1......................    9%    None      9%
                      2......................    9%              8%
                      3......................    9%              7%
                      4......................    9%              6%
                      5......................    8%              5%
                      6......................    7%              4%
                      7......................    6%              2%
                      8......................    5%              0%
                      9......................    4%              0%
                      10.....................    3%              0%
                      11.....................    2%              0%
                      12.....................    1%              0%
                      Thereafter.............    0%              0%

(For Deferred Annuities issued in Connecticut and certain other states or for public school employees in certain states, the Withdrawal Charge for the B Class is as follows: During Contract Year 1: 10%, Year 2: 9%, Year 3: 8%, Year 4: 7%, Year 5: 6%, Year 6: 5%, Year 7: 4%, Year 8: 3%, Year 9: 2%, Year 10: 1%,
Year 11 and thereafter: 0%.)

(For Deferred Annuities issued in New York and certain other states, the Withdrawal Charges for the B Class are as follows: during Contract Year 1: 9%; Year 2: 9%; Year 3: 8%; Year 4: 7%; Year 5: 6%; Year 6: 5%; Year 7: 4%; Year 8:
3%; Year 9: 2%; Year 10: 1%; Year 11 and thereafter: 0%.)

The Withdrawal Charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the Separate Account charge to pay for our costs to sell the Deferred Annuities which exceed the amount of Withdrawal Charges we collect.

DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Account Balance, the death benefit, and the amount of any optional benefit (including the benefit base that we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional benefit, as described in "Optional Death Benefit" and "Living Benefits." The withdrawal could have a significant negative impact on the death benefit and on any optional benefit.

WHEN NO WITHDRAWAL CHARGE APPLIES


In some cases, we will not charge You the Withdrawal Charge when You make a withdrawal. We may, however, ask You to prove that You meet any of the conditions listed below.

You do not pay a Withdrawal Charge:

..   If You have a C Class Deferred Annuity.

..   On transfers You make within your Deferred Annuity among the Investment
    Divisions and transfers to or from the Fixed Interest Account.

..   On the amount surrendered after twelve Contract Years (ten years in
    Connecticut and certain other states) for the B Class and seven years for the L Class.

..   If You choose payments over one or more lifetimes, except, in certain cases, under the GMIB.

..   If You die during the pay-in phase. Your Beneficiary will receive the full death benefit without deduction.

..   After the first Contract Year, if You withdraw up to 10% of your total
    Account Balance, per Contract Year. This 10% total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year. These withdrawals are made on a non-cumulative basis.

..   If the withdrawal is to avoid required Federal income tax penalties or to satisfy Federal income tax rules concerning minimum distribution requirements that apply to your Deferred Annuity. For purposes of this exception, we assume that the Deferred Annuity is the only Contract or funding vehicle from which distributions are required to be taken and we will ignore all other account balances. This exception does not apply if the withdrawal is to satisfy Section 72(t) requirements under the Code.

..   The Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement
    Rider and Waiver of Withdrawal Charge for Terminal Illness Rider are only available if You are less than 80 years old on the Contract issue date. For the TSA, SEP and SIMPLE Deferred Annuities, after the first Contract Year, except in Massachusetts and South Dakota (as of the close of the New York Stock Exchange on December 31, 2012 for the Nursing Home or Hospital Confinement Rider) and your Contract provides for these riders, to withdrawals to which a Withdrawal Charge would otherwise apply, if You as owner or participant under a Contract:

  . have been a resident of certain nursing home facilities or a hospital for a minimum of 90 consecutive days or for a minimum total of 90 days where there is no more than a 6 month break in that residency and the residencies are for related causes, where You have exercised this right no later than 90 days of exiting the nursing home facility or hospital; or

  . are diagnosed with a terminal illness and not expected to live more than 12 months.

..   This Contract feature is only available if You are less than 65 years old on the date You became disabled and if the disability commences subsequent to the first Contract Anniversary. After the first Contract Year, if approved in your state, and your Contract provides for this, if You are disabled as defined in the Federal Social Security Act and if You have been the participant continuously since the issue of the Contract.

..   If You have transferred money which is not subject to a withdrawal charge
    (because You have satisfied contractual provisions for a withdrawal without the imposition of a contract withdrawal charge) from certain eligible MetLife contracts or certain eligible contracts of MetLife affiliates into the Deferred Annuity, and the withdrawal is of these transferred amounts and we agree. Any purchase payments made after the transfer are subject to the usual Withdrawal Charge schedule.

..   For the TSA, SEP and SIMPLE IRAs Deferred Annuities, if You retire from the employer You had at the time You purchased this annuity, after continuous participation in the Contract for five Contract Years.

..   For the TSA, SEP and SIMPLE IRAs Deferred Annuities, if You leave your job with the employer You had at the time You purchased this annuity, after continuous participation in the Contract for five Contract Years.

..   If You make a direct transfer to other investment vehicles we have pre-approved.

..   If You retire or leave your job with the employer You had at the time You became a participant in the 403(a) arrangement or 457 or TSA ERISA plan that is funded by the Deferred Annuity. (Amounts withdrawn that received the eligible rollover distribution and direct transfer credit are, however, subject to forfeiture.)

..   If your plan or group of which You are a participant or member permits account reduction loans, You take an account reduction loan and the withdrawal consists of these account reduction loan amounts.

..   If approved in your state, and if You elect the LWG and take your Annual
    Benefit Payment through the Systematic Withdrawal Program and only withdraw your Annual Benefit Payment.

..   If permitted in your state, and after the first Contract Year, if You elect the LWG and only make withdrawals each Contract Year that do not exceed on a cumulative basis your Annual Benefit Payment.

..   Subject to availability in your state, if the early Withdrawal Charge that would apply if not for this provision (1) would constitute less than 0.50% of your Account Balance and (2) You transfer your total Account Balance to certain eligible contracts issued by MetLife or its affiliated companies and we agree.

..   If permitted in your state, for TSA, TSA ERISA, 457(b) and 403(a) Deferred
    Annuities, if You make a direct transfer to another funding option or annuity contract issued by us or by one of our affiliates and we agree.

FREE LOOK

   You may cancel your TSA Deferred Annuity within a certain time period. This is known as a "free look." We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The time period may also vary depending on your age and whether You purchased your Deferred Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payments or (ii) your Account Balance as of the date your refund request is received at your Administrative Office in Good Order (this means you bear the risk of any decline in the value of your Contract due to the performance of the Investment Divisions during the Free Look period).

For the TSA Deferred Annuity, any 3% credit from direct transfer and eligible distribution purchase payments does not become yours until after the "free look" period; we retrieve it if You exercise the "free look." Your exercise of any "free look" is the only circumstance under which the 3% credit will be retrieved (commonly called "recapture"). If your state requires us to refund your Account Balance, the refunded amount will include any investment performance attributable to the 3% credit. If there are any losses from investment performance attributable to the 3% credit, we will bear that loss.

DEATH BENEFIT--GENERALLY

    One of the insurance guarantees we provide You under your Deferred Annuity is that your Beneficiaries will be protected during the "pay-in" phase against market downturns. You name your Beneficiary(ies).

If You intend to purchase the Deferred Annuity for use with a SEP or SIMPLE IRA, please refer to the discussion concerning IRAs in the Tax Section of this Prospectus.

The standard death benefit is described below. An additional optional death benefit is described in the "Optional Benefits" section. Check your Contract and riders for the specific provisions applicable to You. The optional death benefit may not be available in your state (check with your registered representative regarding availability). There is no death benefit after the pay-out phase begins, however, depending on the pay-out option you elect, any remaining guarantee will be paid to your Beneficiary.

The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method.

If we are presented with notification of your death before any requested transaction is completed (including transactions under automated investment strategies, the minimum distribution program and the Systematic Withdrawal Program), we will cancel the request. As described above, the death benefit will be determined when we receive due proof of death and an election for the payment method.

Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Balance attributable to his/her portion of the death benefit remains in the Investment Divisions and is subject to investment risk.

Where there are multiple Beneficiaries, the death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the death benefit payable is an amount that exceeds the Account Balance on the day it is determined, we will apply to the Contract an amount equal to the difference between the death benefit payable and the Account Balance, in accordance with the current allocation of the Account Balance. This death benefit amount remains in the Investment Divisions until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit. Any death benefit amounts held in the Investment Divisions on behalf of the remaining Beneficiaries are subject to investment risk. There is no additional death benefit guarantee.

Your Beneficiary has the option to apply the death benefit less any applicable premium taxes to a pay-out option offered under your Deferred Annuity. Your Beneficiary may, however, decide to take payment in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds or under other settlement options that we may make available.

TOTAL CONTROL ACCOUNT

The Beneficiary may elect to have the Contract's death proceeds paid through a settlement option called the Total Control Account, subject to our current established administrative procedures and requirements. The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate.

Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.

STANDARD DEATH BENEFIT

If You die during the pay-in phase and You have not chosen the optional death benefit, the death benefit the Beneficiary receives will be equal to the greatest of:

1. Your Account Balance, less any outstanding loans; or

2. Total purchase payments reduced proportionately by the percentage reduction in Account Balance attributable to each partial withdrawal, less any outstanding loans (including any applicable Withdrawal Charge).

                                    EXAMPLE

----------------------------------------------------------------------------------------------------
                                                          Date                       Amount
                                              ------------------------------ -----------------------
A   Initial Purchase Payment                            10/1/2017                   $100,000
----------------------------------------------------------------------------------------------------
B   Account Balance                                     10/1/2018                   $104,000
                                              (First Contract Anniversary)
----------------------------------------------------------------------------------------------------
C   Death Benefit                                    As of 10/1/2018                $104,000
                                                                             (= greater of A and B)
----------------------------------------------------------------------------------------------------
D   Account Balance                                     10/1/2019                   $90,000
                                              (Second Contract Anniversary)
----------------------------------------------------------------------------------------------------
E   Death Benefit                                       10/1/2019                   $100,000
                                                                             (= greater of A and D)
----------------------------------------------------------------------------------------------------
F   Withdrawal                                          10/2/2019                    $9,000
----------------------------------------------------------------------------------------------------
G   Percentage Reduction in                             10/2/2019                     10%
    Account Balance                                                                 (= F/D)
----------------------------------------------------------------------------------------------------
H   Account Balance                                     10/2/2019                   $81,000
    after Withdrawal                                                               (= D - F)
----------------------------------------------------------------------------------------------------
I   Purchase Payments reduced for Withdrawal              As of                     $90,000
                                                        10/2/2019               [= A - (A X G)]
----------------------------------------------------------------------------------------------------
J   Death Benefit                                       10/2/2019                   $90,000
                                                                             (= greater of H and I)
----------------------------------------------------------------------------------------------------

Notes to Example:

Any Withdrawal Charge withdrawn from the Account Balance is included when determining the percentage of Account Balance withdrawn.

Account Balances on 10/1/19 and 10/2/19 are assumed to be equal prior to the withdrawal.

There are no loans.

OPTIONAL DEATH BENEFIT

Please note that the decision to purchase the optional death benefit is made at the time of application and is irrevocable. The optional death benefit is available subject to state approval. Your employer, association or other group contract holder may limit the availability of any optional benefit. (An account reduction loan will decrease the value of any optional benefit purchased with this Contract. See your employer for more information about the availability and features of account reduction loans).

ANNUAL STEP-UP DEATH BENEFIT

   The Annual Step-Up Death Benefit is designed to provide protection against adverse investment experience. In general, it guarantees that the death benefit will not be less than the greater of (1) your Account Balance; or (2) your "Highest Anniversary Value" (as described below) as of each Contract Anniversary.

You may purchase at application a death benefit that provides that the death benefit amount is equal to the greater of:

1. The Account Balance, less any outstanding loans;

2. Total purchase payments reduced proportionately for withdrawals and any outstanding loans (including any applicable Withdrawal Charge); or

3. "Highest Anniversary Value" as of each Contract Anniversary, determined as follows:

  .   At issue, the Highest Anniversary Value is your initial purchase payment;

  . Increase the Highest Anniversary Value by each subsequent purchase payment;

  . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal, less any outstanding loans (including any applicable Withdrawal Charge);

  . On each Contract Anniversary before your 81st birthday, compare the (1) then-Highest Anniversary Value to the (2) current Account Balance and set the Highest Anniversary Value equal to the greater of the two.

  . After the Contract Anniversary immediately preceding your 81st birthday, adjust the Highest Anniversary Value only to:

     . Increase the Highest Anniversary Value by each subsequent purchase payment or

     . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal, less any outstanding loans (including any applicable Withdrawal Charge).

For purposes of determining the Highest Anniversary Value as of the applicable Contract Anniversary, purchase payments increase the Highest Anniversary Value on a dollar for dollar basis. Partial withdrawals, however, reduce the Highest Anniversary Value proportionately, that is, the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable Withdrawal Charges) divided by the Account Balance immediately before the withdrawal.

The Annual Step-Up Death Benefit is available for a charge, in addition to the Standard Death Benefit charge, of 0.10% annually of the average daily value of the amount You have in the Separate Account.

                                   EXAMPLE:

-----------------------------------------------------------------------------------------------
                                                     Date                       Amount
                                         ------------------------------ -----------------------
A   Initial Purchase Payment                       10/1/2017                   $100,000
-----------------------------------------------------------------------------------------------
B   Account Balance                                10/1/2018                   $104,000
                                         (First Contract Anniversary)
-----------------------------------------------------------------------------------------------
C   Death Benefit                               As of 10/1/2018                $104,000
    (Highest Anniversary Value)                                         (= greater of A and B)
-----------------------------------------------------------------------------------------------
D   Account Balance                                10/1/2019                   $90,000
                                         (Second Contract Anniversary)
-----------------------------------------------------------------------------------------------
E   Death Benefit                                  10/1/2019                   $104,000
    (Highest Contract Year Anniversary)                                 (= greater of C and D)
-----------------------------------------------------------------------------------------------
F   Withdrawal                                     10/2/2019                    $9,000
-----------------------------------------------------------------------------------------------
G   Percentage                                     10/2/2019                     10%
    Reduction in Account Balance                                               (= F/D)
-----------------------------------------------------------------------------------------------
H   Account Balance                                10/2/2019                   $81,000
    after Withdrawal                                                           (= D-F)
-----------------------------------------------------------------------------------------------
I   Highest Anniversary                         As of 10/2/2019                $93,600
    Balance reduced for Withdrawal                                          (= E-(E X G))
-----------------------------------------------------------------------------------------------
J   Death Benefit                                  10/2/2019                   $93,600
                                                                        (= greater of H and I)
-----------------------------------------------------------------------------------------------

Notes to Example:

Any Withdrawal Charge withdrawn from the Account Balance is included when determining the percentage of Account Balance withdrawn.

The Account Balances on 10/1/19 and 10/2/19 are assumed to be equal prior to the withdrawal.

The purchaser is age 60 at issue.

There are no loans.

LIVING BENEFITS

GMIB--(MAY ALSO BE KNOWN AS THE "PREDICTOR" IN OUR SALES LITERATURE AND ADVERTISING)

We offer the GMIB that, for an additional charge, offers protection against market risk (the risk that your investments may decline in value or underperform your expectations). Our guaranteed income benefit, called GMIB, is designed to allow You to invest your Account Balance in the market while at the same time assuring a specified guaranteed level of minimum fixed income payments if You elect to receive income payments ("annuitize"). The fixed annuity payment amount is guaranteed regardless of investment performance or the actual Account Balance at the time You elect income payments. Prior to exercising this optional benefit and annuitizing your Contract, You may make withdrawals up to a maximum level and still maintain the optional benefit amount. This optional benefit must be elected at Contract issue.

This optional benefit is designed to guarantee a predictable, minimum level of fixed income payments, regardless of investment performance of your Account Value during the pay-in phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT BALANCE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE OPTIONAL BENEFIT) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE OPTIONAL BENEFIT EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the optional benefit, You may make specified withdrawals that reduce your income base (as explained below) during the pay-in phase and still leave the optional benefit guarantees intact, provided the conditions of the optional benefit are met. Your registered representative can provide You an illustration of the amounts You would receive, with or without withdrawals, if You exercised the optional benefit.

The GMIB is available in all states except New York. In the states of Montana, Utah and West Virginia, GMIB is only available for elective TSA (non-ERISA) and SEP/SIMPLE Deferred Annuities. In Oregon, GMIB is only available for TSA ERISA, 403(a) and 457(b) Deferred Annuities.

As of the close of the New York Stock Exchange on October 4, 2013, the GMIB is not available for sale to any new employer sponsored retirement plan.

Once elected, the optional benefit cannot be terminated except as discussed below.

GMIB AND QUALIFIED CONTRACTS

THE GMIB MAY HAVE LIMITED USEFULNESS IN CONNECTION WITH A QUALIFIED CONTRACT, SUCH AS TSA, TSA ERISA, IRA, 403(A) OR 457(B), IN CIRCUMSTANCES WHERE, DUE TO THE 10-YEAR WAITING PERIOD AFTER PURCHASE, THE OWNER IS UNABLE TO EXERCISE THE BENEFIT UNTIL AFTER THE REQUIRED BEGINNING DATE OF REQUIRED MINIMUM DISTRIBUTIONS UNDER THE CONTRACT. In such event, required minimum distributions received from the Contract during the 10-year waiting period will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. THIS MAY HAVE THE EFFECT OF REDUCING OR ELIMINATING THE VALUE OF ANNUITY PAYMENTS UNDER THE GMIB. YOU SHOULD CONSULT YOUR TAX ADVISER PRIOR TO ELECTING A GMIB.

If You take a full withdrawal of your Account Balance, your Contract is terminated by us due to its small Account Balance and inactivity (see "When We Can Cancel Your Contract"), your Contract lapses for any reason, or in those instances where your employer has the ability to do so your employer terminates the Contract, and there remains any income base, You forfeit your income base and any further rights to the GMIB.

FACTS ABOUT THE GUARANTEED INCOME BENEFIT

INCOME BASE AND GMIB INCOME PAYMENTS. We calculate an "income base" (as described below) that determines, in part, the minimum amount You receive as an income payment upon exercising the GMIB and annuitizing the Contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT BALANCE OR A MINIMUM RETURN FOR ANY INVESTMENT DIVISION. After a minimum 10-year waiting period, and not more than 30 days after the Contract Anniversary following your 85th birthday, You may exercise the benefit. We then will apply the income base calculated at the time of exercise to the GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly income payments. (Your actual payment may be higher than this minimum if, as discussed above, the base Contract under its terms would provide a higher payment).

If your employer, association or other group contract holder has instituted account reduction loans for its plan or arrangement, You have taken a loan and You have also purchased the GMIB, we will not treat amounts withdrawn from your Account Balance on account of a loan as a withdrawal from the Contract for purposes of determining the income base. In addition, we will not treat the repayment of loan amounts as a purchase payment to the Contract for the purposes of determining the income base.

THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per year. As with other pay-out types, the amount You receive as an income payment also depends on the income type You select, your age, and your sex (where permitted by state law). THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT BALANCE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.

If You exercise the GMIB, your income payments will be the greater of:

  . the income payment determined by applying the amount of the income base to the GMIB Annuity Table, or

  . the income payment determined for the same income type in accordance with the base Contract. (See "Pay-Out Options (or Income Options)".)

If You choose not to receive income payments as guaranteed under the GMIB, You may elect any of the income options available under the Contract.

IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT BALANCE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR AN OPTIONAL BENEFIT YOU DID NOT USE.

DESCRIPTION OF THE GMIB

In states where approved, the GMIB is available only up to but not including age 76 and You can only elect the GMIB at the time You purchase the Contract. THE GMIB MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY FOLLOWING YOUR 85TH BIRTHDAY.

INCOME BASE

The income base is equal to the greater of (a) or (b) below:

(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Account Balance attributable to each subsequent withdrawal (including any applicable Withdrawal Charge). On each Contract Anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Balance on the date of the recalculation.

The Highest Anniversary Value does not change after the Contract Anniversary immediately preceding your 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in Account Balance attributable to each subsequent withdrawal (including any applicable Withdrawal Charge).

(b) Annual Increase Amount: On the date we issue your Contract, the "Annual Increase Amount" is equal to your initial purchase payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

    (i) is purchase payments accumulated at the Annual Increase Rate of 6% (as defined below); and

    (ii)is withdrawal adjustments (as defined below) accumulated at the Annual Increase Rate.

The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Balance, the Annual Increase Amount is not set equal to the Account Balance.

ANNUAL INCREASE RATE.   As noted above we calculate an income base under the
GMIB that helps determine the minimum amount You receive as an income payment upon exercising the benefit. One of the factors used in calculating the income base is called the "annual increase rate." Through the Contract Anniversary immediately prior to the your 81st birthday, the Annual Increase Rate is 6%.

On the first Contract Anniversary, "at the beginning of the Contract Year" means on the issue date; on a later Contract Anniversary, "at the beginning of the Contract Year" means on the prior Contract Anniversary.

During the 30-day period following the Contract Anniversary immediately prior to the your 81st birthday, the annual increase rate is 0%.

WITHDRAWAL ADJUSTMENTS.   Withdrawal adjustments in a Contract Year are
determined according to (a) or (b):

    (a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Balance attributable to the withdrawal (including any applicable Withdrawal Charge); or

    (b) If total withdrawals in a Contract Year are not greater than the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to You, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable Withdrawal Charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.

As described in (a) above, if in any Contract Year You take cumulative withdrawals that exceed the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable Withdrawal Charge) reduced the Account Balance. This reduction may be significant, particularly when the Account Balance is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of income payments under the GMIB optional benefit. Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, will result in dollar-for-dollar treatment of the withdrawals as described in (b) immediately above.

Partial annuitizations are not permitted. No change in owner of the Contract or participant is permitted.

In determining GMIB income payments, an amount equal to the Withdrawal Charge that would apply upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the income base. For purposes of calculating the income base, purchase payment credits (i.e., bonus payments) are not included.

EXERCISING THE GMIB. The only income types available with the purchase of this benefit are a Lifetime Income Annuity with a 10 Year Guarantee Period or a Lifetime Income Annuity for Two with a 10 Year Guarantee Period. If You decide to receive income payments under a Lifetime Income Annuity with a 10 year Guarantee Period after age 79, the 10 year guarantee is reduced as follows:

             -----------------------------------------------------

                  Age at Pay-Out                Guarantee
             -----------------------------------------------------
                        80                       9 years
             -----------------------------------------------------
                        81                       8 years
             -----------------------------------------------------
                        82                       7 years
             -----------------------------------------------------
                        83                       6 years
             -----------------------------------------------------
                     84 and 85                   5 years
             -----------------------------------------------------

Lifetime Income Annuity for Two is available if the ages of the joint Annuitants are 10 years apart or less (or as permissible under our then current underwriting requirements, if more favorable).

EFFECT OF OUTSTANDING LOANS ON THE GWIB. YOU MAY NOT EXERCISE THIS BENEFIT IF YOU HAVE AN OUTSTANDING LOAN BALANCE. YOU MAY EXERCISE THIS BENEFIT IF YOU REPAY YOUR OUTSTANDING LOAN BALANCE. IF YOU DESIRE TO EXERCISE THIS BENEFIT AND HAVE AN OUTSTANDING LOAN BALANCE AND REPAY THE LOAN BY MAKING A PARTIAL WITHDRAWAL, YOUR INCOME BASE WILL BE REDUCED TO ADJUST FOR THE REPAYMENT OF THE LOAN, ACCORDING TO THE FORMULA DESCRIBED ABOVE.

TERMINATING THE GMIB.   This benefit will terminate upon the earliest of:

1. The 30th day following the Contract Anniversary following your 85th birthday;

2. The date You make a total withdrawal of your Account Balance (a pro-rata portion of the annual benefit charge for the GMIB will be assessed);

3. You elect to receive income payments under the Contract and You do not elect to receive income payments under the GMIB (a pro-rata portion of the annual benefit charge for the GMIB will be assessed);

4. On the day there are insufficient amounts to deduct the charge for the GMIB from Your Account Balance; or

5. If You die.

For more information on when we may or may not terminate your Contract, see "When We Can Cancel Your Deferred Annuity."

CHARGES. The GMIB is available in Deferred Annuities for an additional charge of 0.70% (except for the states of Texas and Virginia for TSA ERISA, 403(a) and 457(b) Deferred Annuities and except for the state of Pennsylvania for TSA, SEP and SIMPLE IRA Deferred Annuities, where the charge is 0.35%) of the income base, deducted at the end of each Contract Year on the Contract Anniversary, by withdrawing amounts on a pro-rata basis from your Fixed Interest Account Balance (net of any outstanding loans) and Separate Account Balance. We take amounts from the Separate Account by canceling accumulation units from your Separate Account Balance. If You make a total withdrawal of your Account Balance or elect to receive income payments under your Contract, a pro-rata portion of the annual optional benefit charge will be assessed based on the number of months from the last Contract Anniversary to the date of the withdrawal or the beginning of income payments. Prior to May 4, 2009, the charge for the optional GMIB is 0.35% of the income base. (For employer groups with TSA ERISA, 457(b) and 403(a) Deferred Annuities that were established on or before May 1, 2009 which elected at issue to make available the GMIB under their group Contract, participants who submit an application after May 1, 2009, will receive the lower charge of 0.35%.)

GRAPHIC. The purpose of the following graphic is to illustrate the operation of the GMIB. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Divisions chosen. THE GRAPHIC DOES NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES OR PENALTIES.

(1)THE 6% ANNUAL INCREASE AMOUNT OF THE INCOME BASE

   Determining a value upon which future income payments will be based
   -------------------------------------------------------------------
   Prior to annuitization, your Account Balance fluctuates above and below your initial purchase payment depending on the investment performance of the Investment Divisions You selected. Your purchase payments accumulate at the annual increase rate of 6%, through the Contract Anniversary immediately preceding your 81st birthday. Your purchase payments are also adjusted for any withdrawals (including any applicable Withdrawal Charge) made during this period. The line (your purchase payments accumulated at 6% a year adjusted for withdrawals and charges ("the 6% Annual Increase Amount of the Income Base")) is the value upon which future income payments can be based.


   Determining your guaranteed lifetime income stream

   Assume that You decide to annuitize your Contract and begin taking annuity payments after 30 years. In this example, your 6% Annual Increase Amount of the Income Base is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the 6% Annual Increase Amount of the Income Base will be applied to the annuity pay-out rates in the GMIB Annuity Table to determine Your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND THE CHARGE FOR THE BENEFIT.

(2)THE "HIGHEST ANNIVERSARY VALUE" ("HAV")

   Determining a value upon which future income payments will be based

   Prior to annuitization, the Highest Anniversary Value at each Contract Anniversary begins to lock in growth. The Highest Anniversary Value is adjusted upward each Contract Anniversary if the Account Balance at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the Contract Anniversary immediately prior to the contract owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable Withdrawal Charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

                                  [CHART]



   Determining your guaranteed lifetime income stream

   Assume that You decide to annuitize your Contract and begin taking annuity payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Balance. Accordingly, the Highest Anniversary Value will be applied to the annuity pay-out rates in the GMIB Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND THE CHARGE FOR THE BENEFIT.

(3)PUTTING IT ALL TOGETHER

   Prior to annuitization, the income base (the 6% Annual Increase Amount of the Income Base and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the Contract, You will receive income payments for life and the guaranteed minimum income base and the Account Balance will cease to exist. Also, the GMIB may only be exercised no later than the Contract Anniversary on or following the contract owner's 80th birthday, after a 10-year waiting period, and then only within a 30-day period following the Contract Anniversary.


   With the GMIB, the income base is applied to special, conservative GMIB annuity purchase factors, which are guaranteed at the time the Contract is issued. However, if then-current annuity purchase factors applied to the Account Balance would produce a greater amount of income, then You will receive the greater amount. In other words, when You annuitize your Contract You will receive whatever amount produces the greatest income payment. THEREFORE, IF YOUR ACCOUNT BALANCE WOULD PROVIDE GREATER INCOME THAN WOULD THE AMOUNT PROVIDED UNDER THE GMIB, YOU WILL HAVE PAID FOR THE GMIB ALTHOUGH IT WAS NEVER USED.


EXAMPLE:

(This calculation ignores the impact of Highest Anniversary Value which could further increase the guaranteed minimum income base.)

    Age 55 at issue
    Purchase Payment = $100,000.
    No additional purchase payments or partial withdrawals.
    Guaranteed minimum income base at age 65 = $100,000 X 1.06/10/ = $179,085 where 10 equals the number of years the purchase payment accumulates for purposes of calculating this benefit.

    Guaranteed minimum income floor = guaranteed minimum income base applied to the GMIB annuity table.

    GMIB annuity factor, unisex, age 65 = $4.21 per month per $1,000 applied for lifetime income with 10 years guaranteed.

    $179,085 X $4.21 = $754 per month.
    $1,000

--------------------------------------------------------------------------------

                                                             Guaranteed
        Issue Age               Age at Pay-Out          Minimum Income Floor
--------------------------------------------------------------------------------
           55                         65                        $754
--------------------------------------------------------------------------------
                                      70                       $1,131
--------------------------------------------------------------------------------
                                      75                       $1,725
--------------------------------------------------------------------------------

    The above chart ignores the impact of premium and other taxes.

WITHDRAWAL BENEFIT

LWG

As of the close of the Exchange on October 4, 2013, the LWG is not available for sale to any new employer sponsored retirement plan.

In states where approved, we offer the LWG for elective TSA (non-ERISA), SEP and SIMPLE IRA Deferred Annuities. If You elect the LWG, Roth TSA purchase payments may be permitted. THE LWG DOES NOT ESTABLISH OR GUARANTEE AN ACCOUNT BALANCE OR MINIMUM RETURN FOR ANY INVESTMENT DIVISION. THE REMAINING GUARANTEED WITHDRAWAL AMOUNT AND TOTAL GUARANTEED WITHDRAWAL AMOUNT ARE NOT AVAILABLE FOR WITHDRAWAL AS A LUMP SUM. WITHDRAWALS ARE SUBJECT TO APPLICABLE CONTRACT WITHDRAWAL CHARGES UNLESS YOU TAKE THE NECESSARY STEPS TO ELECT TO TAKE YOUR ANNUAL BENEFIT PAYMENT UNDER A SYSTEMATIC WITHDRAWAL PROGRAM. Ordinary income taxes apply to withdrawals under this benefit and an additional 10% penalty tax may apply if You are under age 59 1/2. Consult your own tax adviser to determine if an exception to the 10% penalty tax applies. You may not have this benefit and the GMIB in effect at the same time. You should carefully consider if the LWG is best for You. Here are some of the key features of the LWG.

..   Guaranteed Payments for Life. So long as You make your first withdrawal on or after the date You reach age 59 1/2, the LWG guarantees that we will make payments to You over your lifetime, even if your Remaining Guaranteed Withdrawal Amount and/or Account Balance decline to zero.

..   Automatic Annual Step-Ups. The LWG provides automatic step-ups on each
    Contract Anniversary prior to the owner's 86th birthday (and offers the owner the ability to opt out of the step-ups if the charge for this optional benefit should increase). Each of the Automatic Step-Ups will occur only prior to the owner's 86th birthday.

..   Withdrawal Rates. The LWG uses a 5% withdrawal rate to determine the Annual
    Benefit Payment.

..   Cancellation. The LWG provides the ability to cancel the rider every five
    Contract Years for the first fifteen Contract Years and annually thereafter within 30 days following the eligible Contract Anniversary.

..   Allocation Restrictions. If You elect the LWG, You are limited to allocating your purchase payments and Account Balance among the Fixed Interest Account, and certain Investment Divisions (as described below).

..   TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE LWG IS UNCERTAIN.
    IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE REMAINING GUARANTEED WITHDRAWAL AMOUNT AT THE TIME OF THE WITHDRAWAL, IF THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IS GREATER THAN THE ACCOUNT BALANCE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS
    COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.

..   Rider Charges. We will continue to assess the LWG rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero.

..   Qualified Plans. If your plan determines to terminate the Contract at a time when You have elected LWG, You forfeit any income base and any other rights to the LWG You have accrued under the LWG upon termination of the Contract.

In considering whether to purchase the LWG, You must consider your desire for protection and the cost of the benefit with the possibility that had You not purchased the benefit, your Account Balance may be higher. In considering the benefit of the lifetime withdrawals, You should consider the impact of inflation. Even relatively low levels of inflation may have significant effect on purchasing power. The Automatic Annual Step-Up, as described below, may provide protection against inflation, if and when there are strong investment returns. As with any guaranteed withdrawal benefit, the LWG, however, does not assure that You will receive strong, let alone any, return on your investments. The LWG must be elected at Contract issue; You must be age 80 or younger at the time of purchase.

TOTAL GUARANTEED WITHDRAWAL AMOUNT. The Total Guaranteed Withdrawal Amount may be referred to as the "income base" in marketing or other materials. The Total Guaranteed Withdrawal Amount is the minimum amount that You are guaranteed to receive over time while the LWG is in effect. We assess the LWG charge as a percentage of the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial purchase payment, without taking into account any purchase payment credits (i.e., credit or bonus payments). The Total Guaranteed Withdrawal Amount is increased by each additional purchase payment (up to a maximum benefit amount of $5,000,000). If, however, a withdrawal results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, the Total Guaranteed Withdrawal Amount will be reduced by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Balance after the withdrawal (if such Account Balance is lower than the Total Guaranteed Withdrawal Amount). THIS REDUCTION MAY BE SIGNIFICANT.

Cumulative withdrawals in a given Contract Year will not decrease the Total Guaranteed Withdrawal Amount if such withdrawals do not exceed the Annual Benefit Payment in that Contract Year.

REMAINING GUARANTEED WITHDRAWAL AMOUNT. The Remaining Guaranteed Withdrawal Amount is the remaining amount guaranteed to be received over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum amount of $5,000,000) by each additional purchase payment without taking into account any purchase payment credits (i.e., credit or bonus payments). The Remaining Guaranteed Withdrawal Amount is also increased by the 5% Compounding Income Amount, as described below. All withdrawals (including applicable Withdrawal Charges) reduce the Remaining Guaranteed Withdrawal Amount, not just withdrawals that exceed the Annual Benefit Payment (as with the Total Guaranteed Withdrawal Amount). If the withdrawal exceeds the Annual Benefit Payment, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Balance after the withdrawal (if lower). THIS REDUCTION MAY BE SIGNIFICANT. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the LWG. (See "Additional Information" below.)

5% COMPOUNDING INCOME AMOUNT. On each Contract Anniversary until the earlier of: (a) the date of the first withdrawal from the Contract or (b) the 10th Contract Anniversary, the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount are increased by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum benefit amount of $5,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount may also be increased by the Automatic Annual Step-Up, if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.

AUTOMATIC ANNUAL STEP-UP. On each Contract Anniversary prior to the owner's 86th birthday, an Automatic Annual Step-Up will occur, provided that the Account Balance exceeds the Total Guaranteed Withdrawal Amount immediately before the Step-Up (and provided that You have not chosen to decline the Step-Up as described below).

The Automatic Annual Step-Up will:

  . reset the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Balance on the date of the Step-Up, up to a maximum of $5,000,000, regardless of whether or not You have taken any withdrawals;

  . reset the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the Step-Up; and

  . reset the LWG charge to the then current charge, up to a maximum of 0.95% for the same optional benefit.

In the event that the charge applicable to Contract purchases at the time of the Step-Up is higher than your current LWG charge, and we elect to increase the benefit charge in connection with the Step-Up we will notify You in writing a minimum of 30 days in advance of the applicable Contract Anniversary and inform You that You may choose to decline the Automatic Annual Step-Up. If You choose to decline the Automatic Annual Step-Up, You must notify us in accordance with our administrative procedures (currently we require You to submit your request in writing at our Administrative Office no less than seven calendar days prior to the applicable Contract Anniversary).

Once You notify us of your decision to decline the Automatic Annual Step-Up, You will no longer be eligible for future Automatic Annual Step-Ups unless You notify us in writing at our Administrative Office that You wish to reinstate the Step-Ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-up may be of limited benefit if You intend to make purchase payments that would cause your Account Balance to approach $5,000,000 because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $5,000,000.

ANNUAL BENEFIT PAYMENT. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate. The Annual Benefit Payment may be referred to as "annual income amount" in marketing or other materials. If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 5% compounding amount, the Automatic Annual Step-Up, or withdrawals greater than the Annual Benefit Payment), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate.

IMPORTANT TO NOTE.

  . If You take your first withdrawal before the date You reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Balance declines to zero. This means if your Account Balance is depleted due to withdrawals not greater than the Annual Benefit Payment or the deduction of the benefit charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay You the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Balance was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to You each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that You will receive your purchase payments even if your Account Balance declines to zero due to market performance so long as You do not take withdrawals greater than the Annual Benefit Payment; however, You will not be guaranteed income for the rest of your life.

  .   If You take your first withdrawal on or after the date You reach age
      59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life, even if your Remaining Guaranteed Withdrawal Amount and/or Account Balance declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Balance is depleted due to withdrawals not greater than the Annual Benefit Payment or the deduction of the benefit charge, we will pay to You the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Balance was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to You each year for the rest of your life. Therefore, You will be guaranteed income for life.

YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS IF YOU HAVE ELECTED THE LWG BENEFIT. IF YOU BEGIN WITHDRAWALS TOO SOON, YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REMAINING GUARANTEED WITHDRAWAL AMOUNT ARE NO LONGER INCREASED BY THE 5% ANNUAL COMPOUNDING INCREASE. ON THE OTHER HAND, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY), AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.

You have the option of receiving withdrawals under the LWG or receiving payments under a pay-out option. You should consult with your registered representative when deciding how to receive income under this Contract. In making this decision, You should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG, your potential need to make additional withdrawals in the future, and the relative values to You of the death benefits available prior to and after annuitization.

At any time during the pay-in phase, You can elect to annuitize under current annuity rates in lieu of continuing the LWG. This may provide higher income amounts and/or different tax treatment than the payments received under the LWG.

EFFECT OF OUTSTANDING LOANS ON THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REMAINING GUARANTEED WITHDRAWAL AMOUNT. If there is an outstanding loan balance (including loans in default which we cannot offset or collect due to tax restrictions), any additional withdrawals will be treated as withdrawals in excess of the Annual Benefit Payment. In that event, the Total Guaranteed Withdrawal Amount will be reduced. The reduction will be equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Balance after the withdrawal. If the Account Balance after the withdrawal and minus any loan in default is higher than the Total Guaranteed Withdrawal Amount, no reduction will be made.

In the event an outstanding loan balance is in default and we can withdraw the defaulted amount from your Account Balance, if the amount of the default does not exceed the Annual Benefit Payment, then the Total Guaranteed Withdrawal Amount will not be decreased. If the amount of the default exceeds the Annual Benefit Payment, the Total Guaranteed Withdrawal Amount will be reduced. The reduction will be equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Balance after the withdrawal. If the Account Balance after the withdrawal and minus any loan in default is higher than the Total Guaranteed Withdrawal Amount, no reduction will be made.

Also, an additional reduction will be made to the Remaining Guaranteed Withdrawal Amount. This additional reduction will be equal to the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Balance after the withdrawal. If the Account Balance after the withdrawal and minus any loan in default is higher than the Remaining Guaranteed Withdrawal Amount, no reduction will be made.

MANAGING YOUR WITHDRAWALS. It is important that You carefully manage your annual withdrawals. To ensure that You retain the full guarantees of this benefit, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. If a Withdrawal Charge does apply, the charge is not included in the amount withdrawn for the purpose of calculating whether annual withdrawals during a Contract Year exceed the Annual Benefit Payment. IF A WITHDRAWAL FROM YOUR CONTRACT DOES RESULT IN ANNUAL WITHDRAWALS DURING A CONTRACT YEAR EXCEEDING THE ANNUAL BENEFIT PAYMENT, THE TOTAL GUARANTEED WITHDRAWAL AMOUNT WILL BE RECALCULATED AND THE ANNUAL BENEFIT PAYMENT WILL BE REDUCED TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE. IN ADDITION, AS NOTED ABOVE, IF A WITHDRAWAL RESULTS IN CUMULATIVE WITHDRAWALS FOR THE CURRENT CONTRACT YEAR EXCEEDING THE ANNUAL BENEFIT PAYMENT, THE REMAINING GUARANTEED WITHDRAWAL AMOUNT WILL ALSO BE REDUCED BY AN ADDITIONAL AMOUNT EQUAL TO THE DIFFERENCE BETWEEN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT AFTER THE WITHDRAWAL AND THE

ACCOUNT BALANCE AFTER THE WITHDRAWAL (IF SUCH ACCOUNT BALANCE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT). THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Balance to decline to zero. A WITHDRAWAL THAT RESULTS IN CUMULATIVE WITHDRAWALS IN THE CURRENT CONTRACT YEAR EXCEEDING THE ANNUAL BENEFIT PAYMENT THAT REDUCES THE ACCOUNT BALANCE TO ZERO WILL TERMINATE THE CONTRACT.

You can always take annual withdrawals less than the Annual Benefit Payment. However, if You choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Remaining Guaranteed Withdrawal Amount, You cannot withdraw 3% in one year and then withdraw 7% the next year without exceeding your Annual Benefit Payment in the second year.

SYSTEMATIC WITHDRAWAL PROGRAM. If available in your state, You may choose to take your Annual Benefit Payment under the Systematic Withdrawal Program, including the first Contract Year. If You do so, any Withdrawal Charges that would otherwise apply to such withdrawals will be waived. Your Systematic Withdrawal Program withdrawal amount will be adjusted on each Contract Anniversary for any changes in the Annual Benefit Payment as a result of Automatic Annual Step-Ups, additional purchase payments or transfers received during the Contract Year. Any withdrawals taken outside of the Systematic Withdrawal Program will cause the Systematic Withdrawal Program to terminate. If the commencement of the Systematic Withdrawal Program does not coincide with a Contract Anniversary, the initial Systematic Withdrawal Program period will be adjusted to end on a Contract Anniversary.

REQUIRED MINIMUM DISTRIBUTIONS. You may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your required minimum distribution amount for that year, if such amounts are greater than your Annual Benefit Payment. YOU MUST BE ENROLLED IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION SERVICE TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION SERVICE IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the automated required minimum distribution service, please contact your Administrative Office.

INVESTMENT ALLOCATION RESTRICTIONS. If You elect the LWG, You are limited to allocating your purchase payments and Account Balance among the Fixed Interest Account and the following Investment Divisions:

1. Brighthouse Asset Allocation 20 Investment Division

2. Brighthouse Asset Allocation 40 Investment Division

3. Brighthouse Asset Allocation 60 Investment Division

4. Brighthouse Asset Allocation 80 Investment Division

CANCELLATION. You may elect to cancel the LWG every fifth Contract Anniversary for the first fifteen Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the eligible Contract Anniversary in writing at our Administrative Office. The cancellation will take effect on the day we receive your request. If cancelled, the LWG will terminate, we will no longer deduct the LWG charge, and the allocation restrictions described above will no longer apply. The Contract, however, will continue.

TERMINATION.  The LWG will terminate upon the earliest of:

1. The date of a full withdrawal of the Account Balance (A pro rata portion of the annual charge will be assessed; You are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of this optional benefit have been met);

2. The date the Account Balance is applied to a pay-out option (A pro-rata portion of the annual charge for this rider will be assessed);

3. The date there are insufficient funds to deduct the charge from your Account Balance and your Contract is thereby terminated (whatever Account Balance is available to pay the annual charge for the benefit will be applied; You are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of this optional benefit have been met; however, You will have no other benefits under the Contract);

4. The date a defaulted loan balance, once offset, causes the Account Balance to reduce to zero;

5. The contract owner dies;

6. There is a change in contract owner, for any reason, unless we agree otherwise (A pro-rata portion of the annual charge for this rider will be assessed);

7. The Contract is terminated (A pro-rata portion of the annual charge for this rider will be assessed except for termination because of death of the owner, then no charge will be assessed based on the period from the most recent Contract Anniversary to the date of termination takes effect); or

8. The effective date of cancellation of this benefit.

ADDITIONAL INFORMATION. The LWG may affect the death benefit available under your Contract. If the owner should die while the LWG is in effect, an alternative death benefit amount will be calculated under the LWG that can be taken in a lump sum. The LWG death benefit amount that may be taken as a lump sum will be equal to total purchase payments less any partial withdrawals and any outstanding loan balance. If this death benefit amount is greater than the death benefit provided by your Contract, and if withdrawals in each Contract Year did not exceed the Annual Benefit Payment, then this death benefit amount will be paid instead of the death benefit provided by the Contract. All other provisions of your Contract's death benefit will apply.

Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. This death benefit will be paid instead of the applicable contractual death benefit (the basic death benefit, the additional death benefit amount calculated under the LWG as described above, or the Annual Step-Up Death Benefit, if that benefit had been purchased by the owner). Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. Federal income tax law generally requires that such payments be substantially equal and begin over a period no longer than the Beneficiary's remaining life expectancy with payments beginning no later than the end of the calendar year immediately following the year of your death.

We reserve the right to accelerate any payment that is less than $500 or to comply with requirements under the Code (including minimum distribution requirement). If You terminate the LWG because (1) You make a total withdrawal of your Account Balance; (2) your Account Balance is insufficient to pay the LWG charge; or (3) the contract owner dies, You may not make additional purchase payments under the Contract.

LWG CHARGE. The LWG is available in Deferred Annuities, for an additional charge of 0.95% of the Total Guaranteed Withdrawal Amount, deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your

Fixed Interest Account Balance and Separate Account Balance, after applying any 5% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on the Contract Anniversary. We take amounts from the Separate Account by canceling accumulation units from your Separate Account Balance. If an Automatic Annual Step-Up occurs under a LWG, we may increase the LWG charge to the then current charge for the same optional benefit, but no more than a maximum of 0.95%. If, at the time the Contract was issued, the current charge for the benefit was equal to the maximum charge, then the charge for the benefit will not increase upon an Automatic Annual Step-Up. IF THE LWG IS IN EFFECT, THE CHARGE WILL CONTINUE EVEN IF YOUR REMAINING GUARANTEED WITHDRAWAL AMOUNT EQUALS ZERO.

EXAMPLES

The purpose of these examples is to illustrate the operation of the LWG. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Divisions chosen. The examples do not reflect the deduction of fees and charges, Withdrawal Charges and applicable income taxes and penalties. For purposes of the examples, it is assumed that no loans have been taken.

A. LWG

   1. When Withdrawals Do Not Exceed the Annual Benefit Payment

Assume that a Contract had an initial purchase payment of $100,000. The initial Account Balance would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 X 5%).

Assume that $5,000 is withdrawn each year, beginning before the contract owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Guaranteed Total Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Balance is reduced to zero.

If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Balance are reduced to zero.

                                    [CHART]

                    Annual Benefit     Cumulative           Account
                       Payment         Withdrawals          Balance
                    --------------     -----------        -----------
              1        $5,000           $ 5,000           $100,000.00
              2         5,000            10,000             90,250.00
              3         5,000            15,000             80,987.50
              4         5,000            20,000             72,188.13
              5         5,000            25,000             63,828.72
              6         5,000            30,000             55,887.28
              7         5,000            35,000             48,342.92
              8         5,000            40,000             41,175.77
              9         5,000            45,000             34,366.98
             10         5,000            50,000             27,898.63
             11         5,000            55,000             21,753.70
             12         5,000            60,000             15,916.02
             13         5,000            65,000             10,370.22
             14         5,000            70,000              5,101.71
             15         5,000            75,000                 96.62
             16         5,000            80,000                     0
             17         5,000            85,000                     0
             18         5,000            90,000            -13,466.53
             19         5,000            95,000                     0
             20         5,000           100,000                     0

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   2. When Withdrawals Do Exceed the Annual Benefit Payment

Assume that a Contract had an initial purchase payment of $100,000. The initial Account Balance would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 X 5%).

Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Balance was further reduced to $75,000 at year two due to poor market performance. If You withdrew $10,000 at this time, your Account Balance would be reduced to $75,000
- $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Balance, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Balance after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% X $65,000 = $3,250.

B. LWG-- 5% Compounding Amount

Assume that a Contract had an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 X 5%).

The Total Guaranteed Withdrawal Amount will increase by 5% of the Total Guaranteed Withdrawal Amount until the earlier of the first withdrawal or the 10th Contract Anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.

If the first withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 X 5%).

If the first withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $105,000 ($100,000 X 105%), and the Annual Benefit Payment would increase to $5,250 ($105,000 X 5%).

If the first withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $110,250 ($105,000 X 105%), and the Annual Benefit Payment would increase to $5,513 ($110,250 X 5%).

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If the first withdrawal is taken after the 10th Contract Year, then the Total
Guaranteed Withdrawal Amount would increase to $162,890 (the initial $100,000, increased by 5% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $8,144 ($162,890 X 5%).

                                    [CHART]

        Delay taking withdrawals and receive higher guaranteed payments

                            Year of First Withdrawal

  1      2      3      4      5      6      7      8      9      10     11
-----  -----  -----  -----  -----  -----  -----  -----  -----  -----  -----
5,000  5,250  5,513  5,788  6,078  6,381  6,700  7,036  7,387  7,757  8,144



C. LWG -- Automatic Annual Step-Ups and 5% Compounding Amount (No Withdrawals or loans)

Assume that a Contract had an initial purchase payment of $100,000. Assume that no withdrawals or loans are taken.

At the first Contract Anniversary, provided that no withdrawals or loans are taken, the Total Guaranteed Withdrawal Amount is increased to $105,000 ($100,000 increased by 5%, compounded annually). Assume the Account Balance has increased to $110,000 at the first Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $105,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 X 5%).

At the second Contract Anniversary, provided that no withdrawals or loans are taken, the Total Guaranteed Withdrawal Amount is increased to $115,500 ($110,000 increased by 5%, compounded annually). Assume the Account Balance has increased to $120,000 at the second Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $115,500 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 X 5%).

Provided that no withdrawals or loans are taken, each year the Total Guaranteed Withdrawal Amount would increase by 5%, compounded annually, from the second Contract Anniversary through the ninth Contract Anniversary, and at that point would be equal to $168,852. Assume that during these Contract Years the Account Balance does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Balance at the ninth Contract Anniversary has increased to $180,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $168,852 to $180,000 and reset the Annual Benefit Payment to $9,000 ($180,000 X 5%).

                                                                             59

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At the 10th Contract Anniversary, provided that no withdrawals or loans are taken, the Total Guaranteed Withdrawal Amount is increased to $189,000 ($180,000 increased by 5%, compounded annually). Assume the Account Balance is less than $189,000. There is no Automatic Annual Step-Up since the Account Balance is below the Total Guaranteed Withdrawal Amount; however, due to the 5% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $9,450 ($189,000 X 5%).

LWG--AUTOMATIC ANNUAL STEP-UPS AND 5% COMPOUNDING AMOUNT (NO WITHDRAWALS OR
LOANS)

                                    [CHART]



PAY-OUT OPTIONS (OR INCOME OPTIONS)


   You may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. The pay-out phase is often referred to as either "annuitizing" your Contract or taking an income annuity. When You select your pay-out option, You will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If You decide You want a pay-out option, we withdraw some or all of your Account Balance (less any premium taxes, applicable Contract fees and any outstanding loans), then we apply the net amount to the option. See "Income Taxes" for a discussion of partial annuitization. You are not required to hold your Deferred Annuity for any minimum time period before You may annuitize. However, You may not be older than 95 years old to select a pay-out option (90 in New York State). You must convert at least $5,000 of your Account Balance to receive income payments. PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED THE GMIB OR LWG, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER AND ANY DEATH BENEFIT PROVIDED BY THE RIDER.

When considering a pay-out option, You should think about whether You want:

..   Payments guaranteed by us for the rest of your life (or for the rest of two lives) or the rest of your life (or for the rest of two lives) with a guaranteed period; and

..   A fixed dollar payment or a variable payment.

Your income option provides You with a regular stream of payments for either your lifetime or your lifetime with a guaranteed period.

You may choose the frequency of your income payments. For example, You may receive your payments on a monthly, quarterly, semiannual or annual basis.

Your income payment amount will depend upon your choices. For lifetime options, the age of the measuring lives (Annuitants) will also be considered. For example, if You select a pay-out option guaranteeing payments for your lifetime

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and your spouse's lifetime, your payments will typically be lower than if You select a pay-out option with payments over only your lifetime. Income payment types that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant is alive (such as Lifetime Income Annuity with a Guarantee Period and Lifetime Income Annuity for Two with a Guarantee Period, as defined below) result in income payments that are smaller than with income payment types without such a guarantee (such as Lifetime Income Annuity and Lifetime Income Annuity for Two, as defined below). In addition, to the extent the income payment type has a guarantee period, choosing a shorter guarantee period will result in each income payment being larger.

We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option. Should our current rates for a fixed pay-out option for your class of the Deferred Annuity provide for greater payments than those guaranteed in your Contract, the greater payment will be made.

If You do not tell us otherwise, your Fixed Interest Account Balance will be used to provide a Fixed Income Option and your Separate Account Balance will be used to provide a variable pay-out option.

INCOME PAYMENT TYPES



   Currently, we provide You with a wide variety of income payment types to suit a range of personal preferences. You decide the income payment type when You decide to take a pay-out option. Your decision is irrevocable.

There are three people who are involved in payments under your pay-out option:

..   Contract owner: the person or entity which has all rights including the right to direct who receives payment.

..   Annuitant: the natural person whose life is the measure for determining the duration and the dollar amount of payments.

..   Beneficiary: the person who receives continuing payments or a lump sum payment, if any, if the contract owner dies.

Many times, the contract owner and the Annuitant are the same person.

When deciding how to receive income, consider:

..   The amount of income You need;

..   The amount You expect to receive from other sources;

..   The growth potential of other investments; and

..   How long You would like your income to be guaranteed.

The following income payment types are currently available. We may make available other income payment types if You so request and we agree. Where required by state law or under a qualified retirement plan, the Annuitant's sex will not be taken into account in calculating income payments. Annuity rates will not be less than the rates guaranteed in the Contract at the time of purchase for the AIR and income payment type elected. Due to underwriting, administrative or Code considerations, the choice of the percentage reduction and/or the duration of the guarantee period may be limited.

Lifetime Income Annuity: A variable income that is paid as long as the Annuitant is living.

Lifetime Income Annuity with a Guarantee Period: A variable income that continues as long as the Annuitant is living but is guaranteed to be paid for a number of years. If the Annuitant dies before all of the guaranteed payments have been made, payments are made to the contract owner of the annuity (or the Beneficiary, if the contract owner dies during the guarantee period) until the end of the guarantee period. No payments are made once the guarantee period has expired and the Annuitant is no longer living.

Lifetime Income Annuity for Two: A variable income that is paid as long as either of the two Annuitants is living. After one Annuitant dies, payments continue to be made as long as the other Annuitant is living. In that event, payments may be the same as those made while both Annuitants were living or may be a smaller percentage that is selected when the annuity is first converted to an income stream. No payments are made once both Annuitants are no longer living.

Lifetime Income Annuity for Two with a Guarantee Period: A variable income that continues as long as either of the two Annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both Annuitants die before all of the guaranteed payments have been made, payments are made to the contract owner of the annuity (or the Beneficiary, if the contract owner dies during the guarantee period) until the end of the guaranteed period. If one Annuitant dies after the guarantee period has expired, payments continue to be made as long as the other Annuitant is living. In that event, payments may be the same as those made while both Annuitants were living or may be a smaller percentage that is selected when the annuity is first converted to an income stream. No payments are made once the guarantee period has expired and both Annuitants are no longer living.

ALLOCATION

   You decide how your money is allocated among the Fixed Income Option and the Investment Divisions.

MINIMUM SIZE OF YOUR INCOME PAYMENT


   Your initial income payment must be at least $100. If You live in Massachusetts, the initial income payment must be at least $20. This means that the amount used from a Deferred Annuity to provide a pay-out option must be large enough to produce this minimum initial income payment.

THE VALUE OF YOUR INCOME PAYMENTS

AMOUNT OF INCOME PAYMENTS

Variable income payments from an Investment Division will depend upon the number of annuity units held in that Investment Division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.

This initial variable income payment is computed based on the amount of the purchase payment applied to the specific Investment Division (net any applicable premium tax owed or Contract charge), the AIR, the age of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the Investment Division to determine the number of annuity units held in that Investment Division. The number of annuity units held remains the same for the duration of the Contract if no reallocations are made.

The dollar amount of subsequent variable income payments will vary with the amount by which investment performance is greater or less than the AIR.

Each Deferred Annuity provides that, when a pay-out option is chosen, the payment will not be less than the payment produced by the then current Fixed Income Option purchase rates for that Contract class.

The purpose of this provision is to assure the Annuitant that, at retirement, if the Fixed Income Option purchase rates for new Contracts are significantly more favorable than the rates guaranteed by a Deferred Annuity of the same class, the Annuitant will be given the benefit of the higher rates.

ANNUITY UNITS

Annuity units are credited to You when You first convert your Deferred Annuity into an income stream or make a reallocation of your income payment into an Investment Division during the pay-out phase. Before we determine the number of annuity units to credit to You, we reduce your Account Balance by any premium taxes and the Annual Contract Fee, if applicable. (The premium taxes and the Annual Contract Fee are not applied against reallocations.) We then

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
compute an initial income payment amount using the AIR, your income payment type and the age of the measuring lives. We then divide the initial income payment (allocated to an Investment Division) by the Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that Investment Division. The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after the date You convert your Deferred Annuity into an income stream. When You reallocate an income payment from an Investment Division, annuity units supporting that portion of your income payment in that Investment Division are liquidated.

AIR

Your income payments are determined by using the AIR to benchmark the investment experience of the Investment Divisions You select. We currently offer an AIR of 3% or 4%. The higher your AIR, the higher your initial variable income payment will be. Your next variable income payment will increase approximately in proportion to the amount by which the investment experience (for the time period between the payments) for the underlying Portfolio minus the Standard Death Benefit Separate Account charge (the resulting number is the net investment return) exceeds the AIR (for the time period between the payments). Likewise, your next variable income payment will decrease to the approximate extent the investment experience (for the time period between the payments) for the underlying Portfolio minus the Standard Death Benefit Separate Account charge (the net investment return) is less than the AIR (for the time period between the payments). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if You had elected a higher AIR as changes occur in the investment experience of the Investment Divisions.

The amount of each variable income payment is determined 10 days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after You convert your Deferred Annuity to an income stream, then the amount of that payment will be determined on the date You convert your Deferred Annuity to a pay-out option.

VALUATION

This is how we calculate the Annuity Unit Value for each Investment Division:

..   First, we determine the change in investment experience (which reflects the deduction for any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

..   Next, we subtract the daily equivalent of the Standard Death Benefit
    Separate Account charge for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return;

..   Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and

..   Finally, we multiply the previous Annuity Unit Value by this result.

REALLOCATION PRIVILEGE

   During the pay-out phase of the Deferred Annuity, You may make reallocations among Investment Divisions or from the Investment Divisions to the Fixed
Income Option. Once You reallocate your income payment into the Fixed Income Option, You may not later reallocate it into an Investment Division. There is no Withdrawal Charge to make a reallocation.

For us to process a reallocation, You must tell us:

..   The percentage of the income payment to be reallocated;

..   The Investment Divisions (or Fixed Income Option) to which You want to reallocate your income payment; and

..   The Investment Divisions from which You want to reallocate your income payment.

Reallocations will be made at the end of the business day, at the close of the Exchange, if received in Good Order prior to the close of the Exchange, on that business day. All other reallocation requests will be processed on the next business day.

When You request a reallocation from an Investment Division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.

..   First, we update the income payment amount to be reallocated from the
    Investment Division based upon the applicable Annuity Unit Value at the time of the reallocation;

..   Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;

..   Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option on the date of your reallocation;

..   Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.

When You request a reallocation from one Investment Division to another, annuity units in one Investment Division are liquidated and annuity units in the other Investment Division are credited to You. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the Investment Division to which You have reallocated.

You generally may make a reallocation on any day the Exchange is open. At a future date we may limit the number of reallocations You may make, but never to fewer than one a month. If we do so, we will give You advance written notice. We may limit a Beneficiary's ability to make a reallocation.

Here are examples of the effect of a reallocation on the income payment:

..   Suppose You choose to reallocate 40% of your income payment supported by
    Investment Division A to the Fixed Income Option and the recalculated income payment supported by Investment Division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 x ($125/$100) or $50, and your income payment supported by Investment Division A will be decreased by $40. (The number of annuity units in Investment Division A will be decreased as well.)

..   Suppose You choose to reallocate 40% of your income payment supported by
    Investment Division A to Investment Division B and the recalculated income payment supported by Investment Division A is $100. Then, your income payment supported by Investment Division B will be increased by $40 and your income payment supported by Investment Division A will be decreased by $40. (Changes will also be made to the number of annuity units in both Investment Divisions as well.)

We may require that You use our original forms to make reallocations.

Please see the "Transfer Privilege" section regarding restrictions on transfers policies and procedures.

CHARGES


   You pay the Standard Death Benefit Separate Account charge for your Contract class during the pay-out phase of the Deferred Annuity. In addition, You pay the applicable investment-related charge during the pay-out phase of your Deferred Annuity. During the pay-out phase, we reserve the right to deduct the Annual Contract Fee. If we do so, it will be deducted pro-rata from each income payment. The Separate Account charge You pay will not reduce the number of annuity units credited to You. Instead, we deduct the charges as part of the calculation of the Annuity Unit Value.

GENERAL INFORMATION

ADMINISTRATION

All transactions will be processed in the manner described below.

PURCHASE PAYMENTS


Purchase payments may be sent, by check, cashier's check or certified check made payable to "MetLife," to the Administrative Office, or MetLife sales office, if that office has been designated for this purpose. (We reserve the right to receive purchase payments by other means acceptable to us.) We do not accept cash, money orders or traveler's checks. We will provide You with all necessary forms. We must have all documents in Good Order to credit your purchase payments. If You send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to You, or there may be delay in applying the purchase payment or transaction to your Contract.

We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. See "Access to Your Money."

Purchase payments (including any portion of your Account Balance under a Deferred Annuity which You apply to a pay-out option) are effective and valued as of the close of the Exchange on the day we receive them in Good Order at your Administrative Office, except when they are received:

..   On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

..   After the close of the Exchange.

In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated. If payments made on Your behalf are not made in a timely manner, there may be a delay in when amounts are credited.

We reserve the right to credit your initial purchase payment to You within two days after its receipt at your Administrative Office or MetLife sales office, as applicable. However, if You fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in Good Order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify You and give You the reasons for the delay. At that time, You will be asked whether You agree to let us keep your money until the problem is resolved. If You do not agree or we cannot reach You by the fifth business day, your money will be returned.

Under the Deferred Annuities, your employer or the group in which You are a participant or member must identify You on its reports to us and tell us how your money should be allocated among the Investment Divisions and the Fixed Interest Account, if available.

CONFIRMING TRANSACTIONS

You will receive a written statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as Systematic Withdrawal Program payments, and automated investment strategy transfers, may be confirmed quarterly. Salary reduction or deduction purchase payments under the TSA and TSA ERISA Deferred Annuity are confirmed quarterly. Unless You inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

PROCESSING TRANSACTIONS

We permit You to request transactions by mail and telephone. We make Internet access available to You. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile.

If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block a contract owner's account and, consequently, refuse to implement requests for transfers, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.

BY TELEPHONE OR INTERNET

You may initiate a variety of transactions and obtain information by telephone or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law or your employer. Some of the information and transactions accessible to You include:

..   Account Balance

..   Unit Values

..   Current rates for the Fixed Interest Account

..   Transfers

..   Changes to investment strategies

..   Changes in the allocation of future purchase payments.

Your transaction must be in Good Order and completed prior to the close of the Exchange on one of our business days if You want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.

We have put into place reasonable security procedures to insure that instructions communicated by telephone or Internet are genuine. For example, all telephone calls are recorded. Also, You will be asked to provide some personal data prior to giving your instructions over the telephone or through the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that You are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that You have trouble reaching us, requests should be made in writing to your Administrative Office.

Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of the systems. We are not responsible or liable for:

..   any inaccuracy, error, or delay in or omission of any information You transmit or deliver to us; or

..   any loss or damage You may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.

We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a

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
result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.

TELEPHONE AND COMPUTER SYSTEMS

Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Administrative Office.

AFTER YOUR DEATH

If we are notified of your death before any requested transaction is completed (including transactions under automated investment strategies, minimum distribution program and Systematic Withdrawal Program), we will cancel the request. As described above, the death benefit will be determined when we receive due proof of death and an election for the payment method. If You are receiving income payments, we will cancel the request and continue making payments to your Beneficiary if your income type so provides. Or, depending on the income type, we may continue making payments to a joint Annuitant.

ABANDONED PROPERTY REQUIREMENTS

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contracts maturity date (the latest day on which annuity payments may begin under the Contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or You last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your Contract's proceeds from being paid to the state abandoned or unclaimed property office, it is important that You update your Beneficiary designations, including addresses, if and as they change. Please call 1-800-638-7732 to make such changes.

MISSTATEMENT

We may require proof of age of the owner, Beneficiary or Annuitant before making any payments under this Deferred Annuity that are measured by the owner's, Beneficiary's or Annuitant's life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age.

Once income payments have begun, any underpayments will be made up in one sum with the next income payment in a manner agreed to by us. Any overpayment will be deducted first from future income payments. In certain states, we are required to pay interest on any under payments.

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THIRD PARTY REQUESTS

Generally, we only accept requests for transactions or information from You. We reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent You designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other contract owners and who simultaneously makes the same request or series of requests on behalf of other contract owners.

VALUATION -- SUSPENSION OF PAYMENTS

We separately determine the Accumulation Unit Value and Annuity Unit Value, as applicable, for each Investment Division once each day when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give You 30 days notice.

When You request a transaction, we will process the transaction on the basis of the Accumulation Unit Value or Annuity Unit Value next determined after receipt of the request. Subject to our procedure, we will make withdrawals and transfers/reallocations at a later date, if You request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units You receive on the next available Annuity Unit Value.

We reserve the right to suspend or postpone payment for a withdrawal or transfer/reallocation when:

..   rules of the SEC so permit (trading on the Exchange is restricted, the
    Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or

..   during any other period when the SEC by order so permits.

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CYBERSECURITY RISKS

     Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing your requests and elections and day-to-day record keeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife and the Separate Account, as well as you and your Contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of your confidential information or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.

ADVERTISING PERFORMANCE

     We periodically advertise the performance of the Investment Divisions. You may get performance information from a variety of sources including your quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports. All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results.

We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return" or some combination of these terms.

YIELD is the net income generated by an investment in a particular Investment Division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually.

CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE ("Non-Standard Performance") is calculated by determining the percentage change in the value of an accumulation (or annuity) unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the Separate Account charges (with the Basic Death Benefit), the additional Separate Account charge for the American Funds Bond, American Funds Growth, American Funds Growth-Income and American Funds Global Small Capitalization Investment Divisions and the Annual Contract Fee; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of Withdrawal Charges, the charge for the GMIB and the charge for the LWG. Withdrawal Charges would reduce performance experience.

AVERAGE ANNUAL TOTAL RETURN ("Standard Performance") calculations reflect the Separate Account charge, the additional Separate Account charge for the American Funds Growth, American Funds Growth-Income, American Funds Bond and American Funds Global Small Capitalization Investment Divisions and the Annual Contract Fee and applicable

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Withdrawal Charges since the Investment Division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity. These figures also assume a steady annual rate of return. They assume that combination of optional benefits (including the Annual Step-Up Death Benefit) that would produce the greatest total Separate Account charge.

Performance figures will vary among the various classes of the Deferred Annuities and the Investment Divisions as a result of different Separate Account charges and Withdrawal Charges.

We may calculate performance for certain investment strategies including Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. We assume the Separate Account charge reflects the Standard Death Benefit. The information does not assume the charge for the GMIB or LWG. This percentage return assumes that there have been no withdrawals or other unrelated transactions.

For purposes of presentation of Non-Standard Performance, we may assume that the Deferred Annuities were in existence prior to the inception date of the Investment Divisions in the Separate Account that funds the Deferred Annuity. In these cases, we calculate performance based on the historical performance of the underlying Trust I, Trust II, Calvert Fund and American Funds(R) Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Investment Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuity had been introduced as of the Portfolio inception date.

We may also present average annual total return calculations which reflect all Separate Account charges and applicable Withdrawal Charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Investment Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuity had been introduced as of the Portfolio inception date.

Past performance is no guarantee of future results.

We may demonstrate hypothetical future values of Account Balances over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios. These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

We may demonstrate hypothetical future values of Account Balances for a specific Portfolio based upon the assumed rates of return previously described, the deduction of the Separate Account charge and the Annual Contract Fee, if any, and the investment-related charges for the specific Portfolio to depict investment-related charges.

We may demonstrate the hypothetical historical value of each optional benefit for a specified period based on historical net asset values of the Portfolios and the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., unisex, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the investment-related charge and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical future values of each optional benefit over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the annuity

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purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., unisex, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the weighted average of investment-related charges for all Portfolios to depict investment-related charges and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., unisex, age 65). These presentations reflect the deduction of the Separate Account charge, the investment-related charge and the Annual Contract Fee, if any.

We may demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., unisex, age 65). These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

Any illustration should not be relied on as a guarantee of future results.

CHANGES TO YOUR DEFERRED ANNUITY

       We have the right to make certain changes to your Deferred Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity owners or would be appropriate in carrying out the purposes of the Deferred Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:

..   To operate the Separate Account in any form permitted by law.

..   To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations permitted.

..   To transfer any assets in an Investment Division to another Investment
    Division, or to one or more separate accounts, or to our general account, or to add, combine or remove Investment Divisions in the Separate Account.

..   To substitute for the Portfolio shares in any Investment Division, the shares of another class of Trust I, Trust II, the Calvert Fund or the shares of another investment company or any other investment permitted by law.

..   To make any necessary technical changes in the Deferred Annuities in order to conform with any of the above-described actions.

If any changes result in a material change in the underlying investments of an Investment Division in which You have a balance or an allocation, we will notify You of the change. You may then make a new choice of Investment Divisions. For Deferred Annuities issued in Pennsylvania, we will ask your approval before making any technical changes. We will notify you of any changes to the Separate Account.

VOTING RIGHTS

   Based on our current view of applicable law, You have voting interests under your Deferred Annuity concerning Trust I, Trust II, the Calvert Fund or
American Funds(R) proposals that are subject to a shareholder vote. Therefore, You are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity.

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We will vote the shares of each of the underlying Portfolios held by the
Separate Account based on instructions we receive from those having a voting interest in the corresponding Investment Divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.

You are entitled to give instructions regarding the votes attributable to your Deferred Annuity in your sole discretion.

There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. Shares of Trust I, Trust II, the Calvert Fund or the American Funds(R) that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:

..   The shares for which voting instructions are received, and

..   The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.

WHO SELLS THE DEFERRED ANNUITIES


       MetLife Investors Distribution Company ("MLIDC") is the principal underwriter and distributor of the securities offered through this Prospectus. MLIDC, which is our affiliate, also acts as the principal underwriter and distributor of some of the other Variable Annuity contracts and variable life insurance policies we and our affiliated companies issue. We reimburse MLIDC for expenses MLIDC incurs in distributing the Deferred Annuity (e.g., commissions payable to the retail broker-dealers who sell the Deferred Annuities). MLIDC does not retain any fees under the Deferred Annuities.

MLIDC's principal executive offices are located at 200 Park Avenue, New York, New York 10166. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

The Deferred Annuities are sold through unaffiliated broker-dealers, registered with the SEC as broker-dealers under the Exchange Act and members of FINRA. The Deferred Annuities may also be sold through the mail, the Internet or by telephone.

There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered through the charges and deductions under the Deferred Annuities. MLIDC pays compensation based upon a 'gross dealer concession' model. With respect to the Deferred Annuities, the gross dealer concession ranges from 0.75% to 9% (depending on class purchased) of each purchase payment. The gross dealer concession applies each year the Contract is in force and, starting in the second Contract Year, ranges from 0.25% to 1.00% (depending on the class purchased) of the Account Balance each year that the Contract is in force for servicing the Contract. Gross dealer concession may also be paid when the Contract is annuitized. The amount of this gross dealer concession credited upon an annuitization depends on several factors, including the number of years the Contract has been in force.

We may make payments to MLIDC that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for MLIDC's management team, advertising expenses, and other expenses of distributing the Deferred Annuities. MLIDC's management team and registered representatives also may be eligible for

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non-cash compensation items that we may provide jointly with MLIDC. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Deferred Annuities. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of these selling firms may also receive non-cash compensation pursuant to their firm's guidelines, directly from us or the distributor. We and our affiliates may also provide sales support in the form of training, sponsoring conferences, defraying expenses at vendor meetings, providing promotional literature and similar services. An unaffiliated broker-dealer or sales representatives of an unaffiliated broker-dealer may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates. Ask your sales representative for further information about what your sales representative and the broker-dealer for which he or she works may receive in connection with your purchase of a Contract.

From time to time, MetLife pays organizations, associations and non-profit organizations fees to sponsor MetLife's Variable Annuity Contracts. We may also obtain access to an organization's members to market our Variable Annuity Contracts. These organizations are compensated for their sponsorship of our Variable Annuity Contracts in various ways. Primarily, they receive a flat fee from MetLife. We also compensate these organizations by funding of their programs, scholarships, events or awards, such as a principal of the year award. We may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, we hire organizations to perform administrative services for us for which they are paid a fee based upon a percentage of the Account Balances their members hold in the Contracts. We also may retain finders and consultants to introduce MetLife to potential clients and for establishing and maintaining relationships between MetLife and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. We or our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Deferred Annuities.

FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Separate Account have been included in the SAI.

YOUR SPOUSE'S RIGHTS

If You received your Contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and You are married, the income payments, withdrawal and loan provisions, and methods of payment of the death benefit under your Deferred Annuity may be subject to your spouse's rights.

If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.

Any reference to "spouse" includes those persons who are married under state laws regardless of sex.

For details or advice on how the law applies to your circumstances, consult your tax adviser or attorney.

WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY

We may cancel your Deferred Annuity only if we do not receive any purchase payments from You for 24 consecutive months (36 consecutive months in New York State) and your Account Balance is less than $2,000. Accordingly, no Deferred Annuity will be terminated due solely to negative investment performance. We will only do so to the extent allowed by law. If we do so, we will return the full Account Balance, less any outstanding loans. Federal tax law may impose additional restrictions on our right to cancel your SEP and SIMPLE IRA Deferred Annuity.

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The tax law may also restrict payment of surrender proceeds to participants under certain employer retirement plans prior to reaching certain permissible triggering events.

We will not terminate the Contract where we keep records of your account if it includes an LWG rider. In addition, we will not terminate any Contract where we keep records of your account that includes a GMIB rider or a guaranteed death benefit if at the time the termination would otherwise occur the income/benefit base of the rider or the guaranteed amount under any death benefit is greater than the Account Balance. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision, under Contracts issued in New York.

However, if your plan determines to terminate the Contract at a time when You have an income/benefit base of the rider or a guaranteed amount under any death benefit that is greater than the Account Balance, You forfeit any income/benefit base of the rider or any guaranteed amount under any death benefit You have accrued upon termination of the Contract.

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INCOME TAXES

INTRODUCTION

   he following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect You and your Contract. Nor does this discussion address other Federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA.

We do not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

Any Code reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of sex.

QUALIFIED ANNUITY CONTRACTS

INTRODUCTION

The Contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Contract with the various types of qualified plans. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Contract.

We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.

All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.

TREATMENT OF SEPARATE ACCOUNT CHARGES

It is possible that at some future date the Internal Revenue Service ("IRS") may consider that Contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the

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Contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the Contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% Federal income tax penalty as an early distribution.

ACCUMULATION

The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that You may claim for that contribution under qualified plans are limited under the Code. See the SAl for a description of qualified plan types and annual current contribution limitations which are subject to change from year-to-year.

Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle You to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give You a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.

The Contract will accept as a single purchase payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single purchase payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.

TAXATION OF ANNUITY DISTRIBUTIONS

If contributions are made on a "before tax" basis, You generally pay income taxes on the full amount of money You receive under the Contract. Withdrawals attributable to any after- tax contributions are your basis in the Contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings). Under current Federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

If You meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of Federal income taxes.

With respect to IRA Contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless You elect otherwise. The amount we withhold is determined by the Code.

GUARANTEED WITHDRAWAL BENEFITS

If You have purchased the Lifetime Withdrawal Guarantee benefit ("LWG"), where otherwise made available, note the following:

In the event that the Account Balance goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Account Balance of the Contract.

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WITHDRAWALS PRIOR TO AGE 59 1/2

A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% Federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE plan Contracts if the withdrawal occurs within the first 2 years of your participation in the plan.

These exceptions include withdrawals made:

   (a)on account of your death or disability, or

   (b)as part of a series of substantially equal periodic payments payable for your life (or joint life expectancy) or joint lives (or joint life expectancies) of You and your designated beneficiary and You are separated from employment.

If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include, but are not limited to, additional purchase payments to the Contract (including tax-free transfers or rollovers and additional withdrawals) from the Contract.

The 10% Federal income tax penalty on early distribution does not apply to governmental 457(b) plan Contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.

In addition, a withdrawal or distribution from a qualified annuity Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order ("QDRO");
(3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).

In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if You are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may apply or become applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above.

ROLLOVERS

Your Contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., You may not transfer it to someone else).

Nevertheless, Contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.

Under certain circumstances, You may be able to transfer amounts distributed from your Contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a nongovernmental employer.

You may make rollovers and direct transfers into your SIMPLE IRA annuity Contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years. Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that You participate in the SIMPLE IRA plan. After this two year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.

Generally, a distribution may be eligible for rollover but types of distributions cannot be rolled over, such as distributions received on account of:

   (a)minimum distribution requirements,

   (b)financial hardship, or

   (c)for a period of ten or more years or for life.

20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS

For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if You directly transfer a withdrawal from this Contract to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into this Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentages.

DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the Contract owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).

Distributions required from a qualified annuity Contract following your death depend on whether You die before You had converted your Contract to an annuity form and started taking annuity payments (your Annuity Starting Date).

If You die on or after your Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

If You die before your Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death).

Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death; the beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.

If the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the owner. If your Contract permits, your beneficiary spouse may delay the start of these payments until December 31 of the year in which You would have reached age
70 1/2.

Alternatively, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.

If your beneficiary is not your spouse and your plan and Contract permit, your beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.

Additionally, for Contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the owner may have rights in the Contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the Contract.

REQUIRED MINIMUM DISTRIBUTIONS

Generally, You must begin receiving amounts from your retirement plan by April 1 following the latter of:

   (a)the calendar year in which You reach age 70 1/2, or

   (b)the calendar year You retire, provided You do not own more than 5% of the outstanding stock, capital, or profits of your employer.

For IRAs (including SEPs and SIMPLEs), You must begin receiving withdrawals by April 1 of the year after You reach age 70 1/2 even if You have not retired.

A tax penalty of 50% applies to the shortfall of any required minimum distributions you fail to receive.

You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of the your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.

Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Portfolios but also with respect to actuarial gains.

The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of Contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.

If You intend to receive your minimum distributions which are payable over the joint lives of You and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of You and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own Contract.

ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)

SPECIAL RULES REGARDING EXCHANGES

In order to satisfy tax regulations, contract exchanges within a 403(b) plan must, at a minimum, meet the following requirements: (1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a participant's or a beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to Contract exchanges or any other matter relating to these regulations.

WITHDRAWALS

If You are under age 59 1/2, You generally cannot withdraw money from your TSA Contract unless the withdrawal:

   (a)Related to purchase payments made prior to 1989 and pre-1989 earnings on those purchase payments;

   (b)Is exchanged to another permissible investment under your 403(b) plan;

   (c)Relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;

   (d)Occurs after You die, leave your job or become disabled (as defined by the Code);

   (e)Is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

   (f)Relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

   (g)Relates to rollover or after-tax contributions; or

   (h)Is for the purchase of permissive service credit under a governmental defined benefit plan.

In addition, a Section 403(b) Contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.

DISTINCTION FOR PUERTO RICO CODE

An annuity Contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.

CONTRIBUTIONS

The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.

DISTRIBUTIONS

Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Contract for purposes of determining the amount of annuity payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source. A special rate of 10% may apply instead, if the plan satisfies the following requirements:

   (1)the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and

   (2)10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.

If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.

You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.

ROLLOVER

Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.

ERISA CONSIDERATIONS

In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(l). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.

Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013, providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse", spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.

LEGAL PROCEEDINGS

  In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and Federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of MetLife to meet its obligations under the Contracts.

TABLE OF CONTENTS FOR THE STATEMENT

OF ADDITIONAL INFORMATION


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRINCIPAL UNDERWRITER

CUSTODIAN

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

EXPERIENCE FACTOR

VARIABLE INCOME PAYMENTS

    ASSUMED INVESTMENT RETURN

    AMOUNT OF INCOME PAYMENTS

    ANNUITY UNIT VALUE

    REALLOCATION PRIVILEGE

    CALCULATING THE ANNUITY UNIT VALUE

    DETERMINING THE VARIABLE INCOME PAYMENT

CALCULATING THE ANNUITY UNIT VALUE

ADVERTISEMENT OF THE SEPARATE ACCOUNT

VOTING RIGHTS

    DISREGARDING VOTING RIGHTS

TAXES

    NON-QUALIFIED ANNUITY CONTRACTS

    QUALIFIED ANNUITY CONTRACTS

    TYPES OF QUALIFIED PLANS

    ERISA

    FEDERAL ESTATE TAXES

    GENERATION-SKIPPING TRANSFER TAX

    ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

WITHDRAWALS

ACCUMULATION UNIT VALUE TABLES

FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT

FINANCIAL STATEMENTS OF METLIFE

APPENDIX I

PREMIUM TAX TABLE


If You are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your annuity.


                     Qualified Non-Qualified
                     Annuities Annuities
  California(1)..... 0.5%      2.35%
  Florida(2)........ 1.0%      1.0%
  Maine(3).......... 0.00%     2.0%
  Nevada(4)......... 0.00%     3.5%
  Puerto Rico(5).... 1.0%      1.0%
  South Dakota(6)... 0.00%     1.25%
  West Virginia..... 1.0%      1.0%
  Wyoming(4)........ 0.00%     1.0%

-----------
/(1)/California applies the qualified tax rate to plans that qualify under the following Code Sections: 401(a), 403(b), 404, 408(b) and 501(a).

/(2)/Annuity premiums are exempt from taxation provided the tax savings are passed back to the contract holders. Otherwise, they are taxable at 1%.

/(3)/Maine applies the qualified tax rate to plans that qualify under the following Code Sections: 401, 403, 403(b), 404, 408, 457 and 501.

/(4)/Nevada and Wyoming apply the qualified tax rate to plans that qualify under the following Code Sections: 401, 403, 404, 408, 457 and 501.

/(5)/We will not deduct premium taxes paid by us to Puerto Rico from purchase payments, Account Balances, withdrawals, death benefits or income payments.

/(6)/Special rate applies for large case annuity policies. Rate is 0.08% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation. South Dakota applies the qualified tax rate to plans that qualify under the following Code Sections: 401, 403(b), 404, 408, 457 and 501(a).

APPENDIX II

WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL RETIREMENT PROGRAM PARTICIPANT

If You are a participant in the Texas Optional Retirement Program, Texas law permits us to make withdrawals on your behalf only if You die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal You ask for requires a written statement from the appropriate Texas institution of higher education verifying your vesting status and (if applicable) termination of employment. Also, we require a written statement from You that You are not transferring employment to another Texas institution of higher education. If You retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without your consent to the extent necessary to maintain compliance with the law.

APPENDIX III

ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION

These tables show fluctuations in the Accumulation Unit Values for two of the possible mixes offered within the Deferred Annuity for each Investment Division from year end to year end. The information in these tables has been derived from the Separate Account's full financial statements or other reports (such as the annual report). The first table shows the Deferred Annuity mix that bears the total highest charge, and the second table shows the Deferred Annuity mix that bears the total lowest charge. The mix with the total highest charge has these features: C Class, the Annual Step-Up Death Benefit and the LWG. (In terms of the calculation for this mix, the LWG charge is made by canceling accumulation units and, therefore, the charge is not reflected in the Accumulation Unit Value. However, purchasing this option with these other Contract features will result in the highest overall charge.) Lower charges for the GMIB and the LWG Benefit were in effect prior to May 4, 2009. The mix with the total lowest charge has these features: B Class and no optional benefit. All other possible mixes for each Investment Division within the Deferred Annuity appear in the SAI, which is available upon request without charge by calling 1-800-638-7732.

                       METLIFE FINANCIAL FREEDOM SELECT
                             HIGHEST POSSIBLE MIX
                         1.55 SEPARATE ACCOUNT CHARGE

                                         Beginning of               Number of
                                             Year     End of Year  Accumulation
                                         Accumulation Accumulation Units End of
Investment Division                 Year  Unit Value   Unit Value      Year
-------------------                 ---- ------------ ------------ ------------
American Funds Bond Investment
  Division+ (Class 2) (5/1/2006)... 2007   $ 14.97      $ 15.19        626.21
                                    2008     15.19        13.52        621.58
                                    2009     13.52        14.95      1,770.41
                                    2010     14.95        15.63      2,530.41
                                    2011     15.63        16.29      2,703.80
                                    2012     16.29        16.86      2,693.33
                                    2013     16.86        16.20      3,406.44
                                    2014     16.20        16.75      2,105.98
                                    2015     16.75        16.50      1,508.23
                                    2016     16.50        16.68      1,667.65

American Funds Global Small
  Capitalization Investment
  Division+ (Class 2).............. 2007     28.50        33.99        900.95
                                    2008     33.99        15.51        868.13
                                    2009     15.51        24.58      3,421.52
                                    2010     24.58        29.55      3,407.48
                                    2011     29.55        23.47      3,414.56
                                    2012     23.47        27.24      3,231.55
                                    2013     27.24        34.32      3,246.94
                                    2014     34.32        34.42      1,047.70
                                    2015     34.42        33.90        964.88
                                    2016     33.90        33.99        732.97

American Funds Growth Investment
  Division+ (Class 2).............. 2007    145.47       160.50        231.02
                                    2008    160.50        88.31        455.68
                                    2009     88.31       120.92        465.36
                                    2010    120.92       140.96        622.86
                                    2011    140.96       132.53        608.35
                                    2012    132.53       153.44        540.34
                                    2013    153.44       196.07        585.04
                                    2014    196.07       208.95        544.30
                                    2015    208.95       219.30        530.33
                                    2016    219.30       235.83        354.34

                                         Beginning of               Number of
                                             Year     End of Year  Accumulation
                                         Accumulation Accumulation Units End of
Investment Division                 Year  Unit Value   Unit Value      Year
-------------------                 ---- ------------ ------------ ------------
American Funds Growth-Income
  Investment Division+ (Class 2)... 2007   $105.74      $109.08        593.98
                                    2008    109.08        66.58        497.01
                                    2009     66.58        85.82        548.75
                                    2010     85.82        93.93        513.38
                                    2011     93.93        90.57        376.56
                                    2012     90.57       104.49        280.14
                                    2013    104.49       137.01        316.96
                                    2014    137.01       148.88        428.20
                                    2015    148.88       148.35        421.84
                                    2016    148.35       162.49        277.87

American Funds(R) Balanced
  Allocation Investment Division
  (Class C) (4/28/2008)............ 2008     10.00         7.00          0.00
                                    2009      7.00         8.92          0.00
                                    2010      8.92         9.85          0.00
                                    2011      9.85         9.49        904.43
                                    2012      9.49        10.61      1,253.83
                                    2013     10.61        12.38      1,962.40
                                    2014     12.38        12.93      1,855.09
                                    2015     12.93        12.64      2,561.27
                                    2016     12.64        13.42      1,390.50

American Funds(R) Growth
  Allocation Investment Division
  (Class C) (4/28/2008)............ 2008      9.99         6.35          0.00
                                    2009      6.35         8.38         30.87
                                    2010      8.38         9.37        371.52
                                    2011      9.37         8.79        256.09
                                    2012      8.79        10.05        523.65
                                    2013     10.05        12.38        550.82
                                    2014     12.38        12.97        289.93
                                    2015     12.97        12.68        286.68
                                    2016     12.68        13.60        283.47

American Funds(R) Moderate
  Allocation Investment Division
  (Class C) (4/28/2008)............ 2008     10.01         7.68          0.00
                                    2009      7.68         9.33          0.00
                                    2010      9.33        10.09         30.47
                                    2011     10.09         9.96         63.12
                                    2012      9.96        10.87         97.27
                                    2013     10.87        12.15        114.72
                                    2014     12.15        12.69          0.00
                                    2015     12.69        12.40          0.00
                                    2016     12.40        13.07          0.00

Barclays Aggregate Bond Index
  Investment Division (Class B).... 2007     12.97        13.62      4,624.05
                                    2008     13.62        14.17      4,179.79
                                    2009     14.17        14.64      5,554.77
                                    2010     14.64        15.24      4,078.10
                                    2011     15.24        16.10      4,404.30
                                    2012     16.10        16.43      4,731.64
                                    2013     16.43        15.76      5,105.18
                                    2014     15.76        16.37      4,642.52
                                    2015     16.37        16.13      5,160.24
                                    2016     16.13        16.23      5,104.85

                                                                                      Beginning of               Number of
                                                                                          Year     End of Year  Accumulation
                                                                                      Accumulation Accumulation Units End of
Investment Division                                                              Year  Unit Value   Unit Value      Year
-------------------                                                              ---- ------------ ------------ ------------
BlackRock Bond Income Investment Division (Class B)............................. 2007    $44.80       $46.77        598.32
                                                                                 2008     46.77        44.36        490.78
                                                                                 2009     44.36        47.69        766.39
                                                                                 2010     47.69        50.74        808.72
                                                                                 2011     50.74        53.11        739.33
                                                                                 2012     53.11        56.10        764.80
                                                                                 2013     56.10        54.68        859.58
                                                                                 2014     54.68        57.51        734.95
                                                                                 2015     57.51        56.81        694.97
                                                                                 2016     56.81        57.54        706.42

BlackRock Capital Appreciation Investment Division (Class B).................... 2007     26.91        31.38          0.00
                                                                                 2008     31.38        19.56         94.31
                                                                                 2009     19.56        26.29        350.20
                                                                                 2010     26.29        30.92        291.39
                                                                                 2011     30.92        27.66        790.80
                                                                                 2012     27.66        31.06        997.06
                                                                                 2013     31.06        40.96        865.79
                                                                                 2014     40.96        43.81        806.12
                                                                                 2015     43.81        45.73        846.32
                                                                                 2016     45.73        44.96        249.24

BlackRock Capital Appreciation Investment Division (Class B) (formerly
  BlackRock Legacy Large Cap Growth Investment Division (Class B) and before
  that FI Large Cap Investment Division (Class B)).............................. 2007     17.02        17.38          0.00
                                                                                 2008     17.38         9.42         81.56
                                                                                 2009      9.42         9.81          0.00

BlackRock Large Cap Value Investment Division (Class B)......................... 2007     14.32        14.54        482.55
                                                                                 2008     14.54         9.29        743.82
                                                                                 2009      9.29        10.15      2,479.51
                                                                                 2010     10.15        10.89      3,379.69
                                                                                 2011     10.89        10.94      4,278.93
                                                                                 2012     10.94        12.28      3,655.94
                                                                                 2013     12.28        15.93      4,139.35
                                                                                 2014     15.93        17.21      2,716.78
                                                                                 2015     17.21        15.90      2,927.69
                                                                                 2016     15.90        18.49      3,062.40

Calvert VP SRI Balanced Investment Division (Class I)........................... 2007     23.31        23.58        470.09
                                                                                 2008     23.58        15.94        492.59
                                                                                 2009     15.94        19.67        637.61
                                                                                 2010     19.67        21.71        653.12
                                                                                 2011     21.71        22.35        622.68
                                                                                 2012     22.35        24.32        627.34
                                                                                 2013     24.32        28.26        607.85
                                                                                 2014     28.26        30.50        594.26
                                                                                 2015     30.50        29.37         22.41
                                                                                 2016     29.37        31.19         27.11

                                         Beginning of               Number of
                                             Year     End of Year  Accumulation
                                         Accumulation Accumulation Units End of
Investment Division                 Year  Unit Value   Unit Value      Year
-------------------                 ---- ------------ ------------ ------------
Clarion Global Real Estate
  Investment Division (Class B).... 2007   $ 19.37      $ 16.21      1,396.48
                                    2008     16.21         9.31        504.24
                                    2009      9.31        12.35        750.22
                                    2010     12.35        14.11        828.35
                                    2011     14.11        13.12        763.80
                                    2012     13.12        16.28      1,155.79
                                    2013     16.28        16.60      1,253.58
                                    2014     16.60        18.51      1,274.47
                                    2015     18.51        17.97      1,004.81
                                    2016     17.97        17.85        369.34

ClearBridge Aggressive Growth
  Investment Division (4/28/2014).. 2014    215.01       241.76         43.27
                                    2015    241.76       228.44         51.31
                                    2016    228.44       230.95         58.51

ClearBridge Aggressive Growth
  Investment Division (Class
  B) (formerly ClearBridge
  Aggressive Growth II Investment
  Division (Class B)) (4/30/2007).. 2007    140.44       172.11          0.00
                                    2008    172.11        98.28          5.48
                                    2009     98.28       138.25        289.52
                                    2010    138.25       148.91        261.19
                                    2011    148.91       135.56        277.59
                                    2012    135.56       163.52        304.60
                                    2013    163.52       207.35        282.85
                                    2014    207.35       215.82          0.00

Harris Oakmark International
  Investment Division (Class B).... 2007     19.83        19.31      3,918.25
                                    2008     19.31        11.24        831.83
                                    2009     11.24        17.16      1,358.69
                                    2010     17.16        19.67      1,730.46
                                    2011     19.67        16.61      2,180.54
                                    2012     16.61        21.13      2,187.29
                                    2013     21.13        27.15      2,224.86
                                    2014     27.15        25.19      2,442.36
                                    2015     25.19        23.68      2,559.53
                                    2016     23.68        25.22      2,548.92

Invesco Mid Cap Value Investment
  Division (Class B)............... 2007     25.88        26.30      1,764.93
                                    2008     26.30        13.60      2,016.60
                                    2009     13.60        19.78      2,600.28
                                    2010     19.78        24.55      2,874.85
                                    2011     24.55        22.56      2,909.57
                                    2012     22.56        24.94          0.00

Invesco Mid Cap Value Investment
  Division (Class B)............... 2012     24.81        25.48      2,435.39
                                    2013     25.48        32.70      2,355.47
                                    2014     32.70        35.30      2,222.01
                                    2015     35.30        31.63      1,963.37
                                    2016     31.63        35.98      1,929.88

                                         Beginning of               Number of
                                             Year     End of Year  Accumulation
                                         Accumulation Accumulation Units End of
Investment Division                 Year  Unit Value   Unit Value      Year
-------------------                 ---- ------------ ------------ ------------
Invesco Small Cap Growth
  Investment Division (Class B).... 2007    $14.52       $15.88          0.00
                                    2008     15.88         9.58          0.00
                                    2009      9.58        12.62         20.04
                                    2010     12.62        15.68         44.19
                                    2011     15.68        15.27         69.10
                                    2012     15.27        17.78         89.98
                                    2013     17.78        24.54        125.40
                                    2014     24.54        26.07        160.97
                                    2015     26.07        25.23        188.36
                                    2016     25.23        27.69         78.23

Jennison Growth Investment
  Division (Class B)............... 2012      9.00         8.66        205.29
                                    2013      8.66        11.67        229.33
                                    2014     11.67        12.49        240.88
                                    2015     12.49        13.60        280.39
                                    2016     13.60        13.37        298.73

Jennison Growth Investment
  Division (Class B) (formerly
  Oppenheimer Capital Appreciation
  Investment Division (Class B))... 2007      9.07        10.21         40.56
                                    2008     10.21         5.43      1,163.27
                                    2009      5.43         7.69      1,599.59
                                    2010      7.69         8.28      1,231.87
                                    2011      8.28         8.04      1,218.98
                                    2012      8.04         9.04          0.00

Loomis Sayles Global Markets
  Investment Division (Class B).... 2013     12.92        14.18          0.00
                                    2014     14.18        14.45          0.00
                                    2015     14.45        14.40          0.00
                                    2016     14.40        14.86          0.00

Loomis Sayles Global Markets
  Investment Division (Class
  B) (formerly Met/Franklin Income
  Investment Division (Class B))
  (4/28/2008)...................... 2008      9.99         7.97          0.00
                                    2009      7.97        10.04          0.00
                                    2010     10.04        11.05          0.00
                                    2011     11.05        11.11          0.00
                                    2012     11.11        12.31          0.00
                                    2013     12.31        12.84          0.00

Loomis Sayles Small Cap Core
  Investment Division (Class B).... 2007     31.43        34.55         13.95
                                    2008     34.55        21.75          6.81
                                    2009     21.75        27.82          6.61
                                    2010     27.82        34.85          6.54
                                    2011     34.85        34.43          6.31
                                    2012     34.43        38.74         39.42
                                    2013     38.74        53.66          6.04
                                    2014     53.66        54.68          5.94
                                    2015     54.68        52.90          5.83
                                    2016     52.90        61.97          5.72

                                         Beginning of               Number of
                                             Year     End of Year  Accumulation
                                         Accumulation Accumulation Units End of
Investment Division                 Year  Unit Value   Unit Value      Year
-------------------                 ---- ------------ ------------ ------------
Loomis Sayles Small Cap Growth
  Investment Division (Class B).... 2007   $ 10.77      $ 11.06        108.16
                                    2008     11.06         6.39        203.06
                                    2009      6.39         8.16        257.60
                                    2010      8.16        10.55        279.64
                                    2011     10.55        10.68        339.16
                                    2012     10.68        11.66        273.15
                                    2013     11.66        17.03        420.16
                                    2014     17.03        16.93        541.34
                                    2015     16.93        16.91        566.00
                                    2016     16.91        17.65        518.79

Met/Artisan Mid Cap Value
  Investment Division (Class B).... 2007     38.32        35.06      1,056.10
                                    2008     35.06        18.59         25.41
                                    2009     18.59        25.85         84.98
                                    2010     25.85        29.21        135.51
                                    2011     29.21        30.63        177.98
                                    2012     30.63        33.64        259.66
                                    2013     33.64        45.22        281.03
                                    2014     45.22        45.27         97.67
                                    2015     45.27        40.27         96.79
                                    2016     40.27        48.63         94.26

Met/Franklin Low Duration Total
  Return Investment Division
  (Class B) (5/2/2011)............. 2011      9.98         9.75        155.50
                                    2012      9.75        10.02        698.04
                                    2013     10.02         9.98      1,372.66
                                    2014      9.98         9.93      1,446.90
                                    2015      9.93         9.72      1,432.19
                                    2016      9.72         9.87      1,208.61

Met/Wellington Core Equity
  Opportunities Investment
  Division (Class B) (formerly WMC
  Core Equity Opportunities
  Investment Division (Class B))... 2007     36.92        37.93      1,487.63
                                    2008     37.93        22.58      1,289.76
                                    2009     22.58        29.27      2,136.45
                                    2010     29.27        32.20      2,510.37
                                    2011     32.20        30.35      3,144.67
                                    2012     30.35        33.65      2,823.97
                                    2013     33.65        44.19      2,792.06
                                    2014     44.19        48.02      2,208.12
                                    2015     48.02        48.29      2,205.83
                                    2016     48.29        50.90      1,729.30

Met/Wellington Large Cap Research
  Investment Division (Class
  B) (formerly WMC Large Cap
  Research Investment Division
  (Class B) and before that
  BlackRock Large Cap Investment
  Division (Class B)).............. 2007     72.49        75.99          0.00

Met/Wellington Large Cap Research
  Investment Division (Class
  B) (formerly WMC Large Cap
  Research Investment Division*
  (Class B))....................... 2007     75.35        75.92          2.46
                                    2008     75.92        46.86          2.36
                                    2009     46.86        55.00          3.29
                                    2010     55.00        60.90          7.70
                                    2011     60.90        60.11         11.73
                                    2012     60.11        67.12         32.69
                                    2013     67.12        88.75         33.37
                                    2014     88.75        99.19         38.92
                                    2015     99.19       102.05         40.58
                                    2016    102.05       108.80         20.50

                                         Beginning of               Number of
                                             Year     End of Year  Accumulation
                                         Accumulation Accumulation Units End of
Investment Division                 Year  Unit Value   Unit Value      Year
-------------------                 ---- ------------ ------------ ------------
MetLife Asset Allocation 100
  Investment Division (Class B).... 2011    $12.05       $10.31      3,029.44
                                    2012     10.31        11.85      3,016.41
                                    2013     11.85        15.11      3,005.17
                                    2014     15.11        15.63      2,994.87
                                    2015     15.63        15.08      2,984.24
                                    2016     15.08        16.18      2,972.74

MetLife Asset Allocation 100
  Investment Division (Class
  B) (formerly MetLife Aggressive
  Allocation Investment Division
  (Class B)) (5/1/2005)............ 2007     12.68        12.89          0.00
                                    2008     12.89         7.56          0.00
                                    2009      7.56         9.79      3,054.68
                                    2010      9.79        11.15      3,048.17
                                    2011     11.15        12.08          0.00

MetLife Asset Allocation 20
  Investment Division (Class B)
  (5/1/2005)....................... 2007     10.82        11.25          0.00
                                    2008     11.25         9.48          0.00
                                    2009      9.48        11.25        970.27
                                    2010     11.25        12.20      1,916.09
                                    2011     12.20        12.40      3,563.07
                                    2012     12.40        13.33      7,441.35
                                    2013     13.33        13.69      6,468.30
                                    2014     13.69        14.08      7,090.53
                                    2015     14.08        13.78      7,085.24
                                    2016     13.78        14.18      6,210.70

MetLife Asset Allocation 40
  Investment Division (Class B)
  (5/1/2005)....................... 2007     11.32        11.68          0.00
                                    2008     11.68         9.01          0.00
                                    2009      9.01        10.98        445.93
                                    2010     10.98        12.05      1,032.41
                                    2011     12.05        11.99      1,725.12
                                    2012     11.99        13.16      2,793.68
                                    2013     13.16        14.38      3,835.67
                                    2014     14.38        14.85      3,007.49
                                    2015     14.85        14.47      3,264.70
                                    2016     14.47        15.11      2,103.49

MetLife Asset Allocation 60
  Investment Division (Class B)
  (5/1/2005)....................... 2007     11.82        12.14     10,567.10
                                    2008     12.14         8.53     14,709.62
                                    2009      8.53        10.63     16,604.39
                                    2010     10.63        11.84     28,653.60
                                    2011     11.84        11.50     37,552.59
                                    2012     11.50        12.83     38,820.79
                                    2013     12.83        14.90     42,168.69
                                    2014     14.90        15.41     42,401.81
                                    2015     15.41        14.98     19,873.91
                                    2016     14.98        15.80      9,235.31

MetLife Asset Allocation 80
  Investment Division (Class
  A) (formerly MetLife Growth
  Strategy Investment Division
  (Class B)) (4/29/2013)........... 2013     11.54        13.14        955.42
                                    2014     13.14        13.08          0.00

                                         Beginning of               Number of
                                             Year     End of Year  Accumulation
                                         Accumulation Accumulation Units End of
Investment Division                 Year  Unit Value   Unit Value      Year
-------------------                 ---- ------------ ------------ ------------
MetLife Asset Allocation 80
  Investment Division (Class B)
  (5/1/2005)....................... 2007    $12.32       $12.60      2,154.57
                                    2008     12.60         8.05      2,468.55
                                    2009      8.05        10.23      3,196.22
                                    2010     10.23        11.56      5,528.75
                                    2011     11.56        10.95      4,944.15
                                    2012     10.95        12.44      3,165.17
                                    2013     12.44        15.23      3,345.77
                                    2014     15.23        15.78      3,218.68
                                    2015     15.78        15.27      1,949.30
                                    2016     15.27        16.26      1,754.19

MetLife Asset Allocation 80
  Investment Division (formerly
  MetLife Growth Strategy
  Investment Division (Class B)
  and before that Met/Franklin
  Templeton Founding Strategy
  Investment Division (Class B))
  (4/28/2008)...................... 2008      9.99         7.02          0.00
                                    2009      7.02         8.89        714.78
                                    2010      8.89         9.63      1,091.65
                                    2011      9.63         9.32        674.83
                                    2012      9.32        10.65        851.97
                                    2013     10.65        11.46          0.00

MetLife Mid Cap Stock Index
  Investment Division (Class B).... 2007     15.46        16.36        768.06
                                    2008     16.36        10.25      2,071.59
                                    2009     10.25        13.80      2,810.13
                                    2010     13.80        17.13      2,949.46
                                    2011     17.13        16.49      4,050.78
                                    2012     16.49        19.05      4,311.72
                                    2013     19.05        24.92      4,370.68
                                    2014     24.92        26.80      3,715.77
                                    2015     26.80        25.70      4,129.38
                                    2016     25.70        30.40      1,963.84

MetLife Small Cap Value Investment
  Division (Class B)............... 2007     18.06        17.25         57.46
                                    2008     17.25        11.91         89.54
                                    2009     11.91        14.84        103.36
                                    2010     14.84        17.51        105.41
                                    2011     17.51        15.70        111.09
                                    2012     15.70        18.23        116.69
                                    2013     18.23        23.78        115.01
                                    2014     23.78        23.82        110.85
                                    2015     23.82        22.18        115.96
                                    2016     22.18        28.67         80.73

MetLife Stock Index Investment
  Division (Class B)............... 2007     41.90        43.30      2,747.51
                                    2008     43.30        26.75      3,562.19
                                    2009     26.75        33.16      5,137.73
                                    2010     33.16        37.38      4,837.03
                                    2011     37.38        37.41      5,528.25
                                    2012     37.41        42.52      5,675.14
                                    2013     42.52        55.14      4,979.65
                                    2014     55.14        61.40      3,219.97
                                    2015     61.40        61.01      3,670.88
                                    2016     61.01        66.91      3,516.99

                                         Beginning of               Number of
                                             Year     End of Year  Accumulation
                                         Accumulation Accumulation Units End of
Investment Division                 Year  Unit Value   Unit Value      Year
-------------------                 ---- ------------ ------------ ------------
MFS(R) Research International
  Investment Division (Class B).... 2007    $15.89       $17.72        458.13
                                    2008     17.72        10.06        531.84
                                    2009     10.06        13.03        586.86
                                    2010     13.03        14.29      1,135.26
                                    2011     14.29        12.56      1,631.16
                                    2012     12.56        14.44      1,825.69
                                    2013     14.44        16.95      2,364.88
                                    2014     16.95        15.53        811.15
                                    2015     15.53        15.02        957.91
                                    2016     15.02        14.66        887.71

MFS(R) Total Return Investment
  Division (Class B)............... 2007     43.45        44.54         92.01
                                    2008     44.54        34.05        105.08
                                    2009     34.05        39.66        110.53
                                    2010     39.66        42.88         30.19
                                    2011     42.88        43.13         36.37
                                    2012     43.13        47.27         39.59
                                    2013     47.27        55.25         45.15
                                    2014     55.25        58.95        549.54
                                    2015     58.95        57.81        553.37
                                    2016     57.81        62.00        497.54

MFS(R) Value Investment Division
  (Class B)........................ 2007     14.57        13.77      4,120.76
                                    2008     13.77         8.99        237.00
                                    2009      8.99        10.67        163.16
                                    2010     10.67        11.68        169.12
                                    2011     11.68        11.58        299.79
                                    2012     11.58        13.26        707.45
                                    2013     13.26        17.67      1,162.57
                                    2014     17.67        19.24      1,215.55
                                    2015     19.24        18.88      1,222.93
                                    2016     18.88        21.21      1,100.97

MFS(R) Value Investment Division
  (Class B) (formerly FI Value
  Leaders Investment Division
  (Class B))....................... 2007     30.49        31.20        302.83
                                    2008     31.20        18.71        261.76
                                    2009     18.71        22.38        288.90
                                    2010     22.38        25.18        308.19
                                    2011     25.18        23.21        319.01
                                    2012     23.21        26.39        116.12
                                    2013     26.39        29.04          0.00

MFS(R) Value Investment Division
  (Class B) (formerly Met/Franklin
  Mutual Shares Investment
  Division (Class B)) (4/28/2008).. 2008      9.99         6.59          0.00
                                    2009      6.59         8.10          0.00
                                    2010      8.10         8.86          0.00
                                    2011      8.86         8.67         10.36
                                    2012      8.67         9.73        555.14
                                    2013      9.73        10.65          0.00

Morgan Stanley Mid Cap Growth
  Investment Division (Class B).... 2010     12.62        14.64        387.82
                                    2011     14.64        13.42        478.16
                                    2012     13.42        14.44        572.18
                                    2013     14.44        19.76        629.67
                                    2014     19.76        19.66        662.25
                                    2015     19.66        18.38        696.49
                                    2016     18.38        16.57        714.98

                                         Beginning of               Number of
                                             Year     End of Year  Accumulation
                                         Accumulation Accumulation Units End of
Investment Division                 Year  Unit Value   Unit Value      Year
-------------------                 ---- ------------ ------------ ------------
Morgan Stanley Mid Cap Growth
  Investment Division (Class
  B) (formerly FI Mid Cap
  Opportunities Investment
  Division (Class B)).............. 2007    $18.81       $20.02        100.36
                                    2008     20.02         8.78        203.37
                                    2009      8.78        11.55        273.99
                                    2010     11.55        12.49          0.00

MSCI EAFE(R) Index Investment
  Division (Class B)............... 2007     15.13        16.47      2,193.59
                                    2008     16.47         9.37      3,646.15
                                    2009      9.37        11.83      3,509.44
                                    2010     11.83        12.57      3,450.31
                                    2011     12.57        10.81      5,592.10
                                    2012     10.81        12.57      5,677.92
                                    2013     12.57        15.04      5,658.95
                                    2014     15.04        13.88      6,193.61
                                    2015     13.88        13.49      6,563.93
                                    2016     13.49        13.42      6,013.05

Neuberger Berman Genesis
  Investment Division (Class B).... 2007     21.12        20.02      1,339.97
                                    2008     20.02        12.11      1,390.72
                                    2009     12.11        13.45      1,827.11
                                    2010     13.45        16.08      1,756.43
                                    2011     16.08        16.70      1,598.37
                                    2012     16.70        18.05      1,508.41
                                    2013     18.05        24.56      1,440.71
                                    2014     24.56        24.11      1,444.61
                                    2015     24.11        23.83      1,372.52
                                    2016     23.83        27.78      1,252.71

Neuberger Berman Genesis
  Investment Division (Class
  B) (formerly MLA Mid Cap
  Investment Division (Class B))... 2007     16.22        15.53          0.00
                                    2008     15.53         9.43         23.36
                                    2009      9.43        12.70         39.18
                                    2010     12.70        15.37         51.65
                                    2011     15.37        14.34         89.68
                                    2012     14.34        14.86         80.07
                                    2013     14.86        16.10          0.00

Oppenheimer Global Equity
  Investment Division (Class B).... 2013      1.01         1.16      3,916.05
                                    2014      1.16         1.16      2,930.22
                                    2015      1.16         1.19      2,711.68
                                    2016      1.19         1.17      2,490.81

Oppenheimer Global Equity
  Investment Division (Class
  B) (formerly Met/Templeton
  Growth Investment Division
  (Class B)) (4/28/2008)........... 2008      9.99         6.56          0.00
                                    2009      6.56         8.56          0.00
                                    2010      8.56         9.08         19.41
                                    2011      9.08         8.32         39.80
                                    2012      8.32        10.02        604.65
                                    2013     10.02        10.64          0.00

                                         Beginning of               Number of
                                             Year     End of Year  Accumulation
                                         Accumulation Accumulation Units End of
Investment Division                 Year  Unit Value   Unit Value      Year
-------------------                 ---- ------------ ------------ ------------
PIMCO Inflation Protected Bond
  Investment Division (Class B)
  (5/1/2006)....................... 2007    $11.04       $12.04          0.00
                                    2008     12.04        11.04        431.09
                                    2009     11.04        12.83        679.70
                                    2010     12.83        13.61      1,033.07
                                    2011     13.61        14.90      1,034.16
                                    2012     14.90        16.01      1,053.48
                                    2013     16.01        14.30        917.44
                                    2014     14.30        14.49        510.01
                                    2015     14.49        13.82        552.22
                                    2016     13.82        14.29        468.28

PIMCO Total Return Investment
  Division (Class B)............... 2007     12.45        13.19        497.47
                                    2008     13.19        13.04        667.35
                                    2009     13.04        15.15      1,923.24
                                    2010     15.15        16.14      3,809.42
                                    2011     16.14        16.39      2,724.68
                                    2012     16.39        17.64      3,880.30
                                    2013     17.64        17.03      5,318.73
                                    2014     17.03        17.47      5,186.38
                                    2015     17.47        17.20      6,083.18
                                    2016     17.20        17.38      6,774.86

Russell 2000(R) Index Investment
  Division (Class B)............... 2007     18.17        17.58      2,152.25
                                    2008     17.58        11.48        768.81
                                    2009     11.48        14.20      1,274.25
                                    2010     14.20        17.70      1,649.26
                                    2011     17.70        16.68      2,672.90
                                    2012     16.68        19.06      2,717.22
                                    2013     19.06        25.94      2,745.98
                                    2014     25.94        26.76      2,467.09
                                    2015     26.76        25.17      2,365.87
                                    2016     25.17        29.97      1,843.90

SSGA Growth and Income ETF
  Investment Division (Class B)
  (5/1/2006)....................... 2007     11.14        11.56          0.00
                                    2008     11.56         8.52          0.00
                                    2009      8.52        10.48          0.00
                                    2010     10.48        11.59          0.00
                                    2011     11.59        11.53        575.45
                                    2012     11.53        12.81      1,689.26
                                    2013     12.81        14.24      1,712.47
                                    2014     14.24        14.84      1,938.41
                                    2015     14.84        14.33      2,356.02
                                    2016     14.33        14.92      1,095.61

SSGA Growth ETF Investment
  Division (Class B) (5/1/2006).... 2007     11.39        11.84          0.00
                                    2008     11.84         7.81          0.00
                                    2009      7.81         9.94          0.00
                                    2010      9.94        11.17          0.00
                                    2011     11.17        10.76        779.40
                                    2012     10.76        12.19        875.42
                                    2013     12.19        14.17        938.12
                                    2014     14.17        14.70      1,204.67
                                    2015     14.70        14.14      1,685.99
                                    2016     14.14        14.88        490.10

                                         Beginning of               Number of
                                             Year     End of Year  Accumulation
                                         Accumulation Accumulation Units End of
Investment Division                 Year  Unit Value   Unit Value      Year
-------------------                 ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth
  Investment Division (Class B).... 2007    $13.95       $14.99      1,825.84
                                    2008     14.99         8.56        124.25
                                    2009      8.56        12.05        150.18
                                    2010     12.05        13.86        519.11
                                    2011     13.86        13.46        667.62
                                    2012     13.46        15.73        820.74
                                    2013     15.73        21.49      1,193.32
                                    2014     21.49        23.03      1,354.50
                                    2015     23.03        25.06      1,460.87
                                    2016     25.06        25.05      1,650.56

T. Rowe Price Large Cap Growth
  Investment Division (Class
  B) (formerly RCM Technology
  Investment Division (Class B))... 2007      4.89         6.33          0.00
                                    2008      6.33         3.46        155.02
                                    2009      3.46         5.42        217.36
                                    2010      5.42         6.81        267.75
                                    2011      6.81         6.05        305.02
                                    2012      6.05         6.67        167.57
                                    2013      6.67         6.98          0.00

T. Rowe Price Mid Cap Growth
  Investment Division (Class B).... 2007      8.34         9.66      4,123.98
                                    2008      9.66         5.73        724.25
                                    2009      5.73         8.21      1,303.86
                                    2010      8.21        10.32      1,557.72
                                    2011     10.32        10.00      1,889.95
                                    2012     10.00        11.19      2,231.50
                                    2013     11.19        15.05      2,642.79
                                    2014     15.05        16.71      1,721.52
                                    2015     16.71        17.55      1,959.36
                                    2016     17.55        18.36      2,210.96

T. Rowe Price Small Cap Growth
  Investment Division (Class B).... 2007     14.51        15.64         47.09
                                    2008     15.64         9.81         10.18
                                    2009      9.81        13.39        558.00
                                    2010     13.39        17.75         36.81
                                    2011     17.75        17.74        162.50
                                    2012     17.74        20.24      1,450.14
                                    2013     20.24        28.73      2,515.23
                                    2014     28.73        30.17      3,439.83
                                    2015     30.17        30.44        448.42
                                    2016     30.44        33.41        471.34

Western Asset Management Strategic
  Bond Opportunities Investment
  Division (Class B)............... 2007     20.30        20.73        816.42
                                    2008     20.73        17.30        694.32
                                    2009     17.30        22.47      1,368.67
                                    2010     22.47        24.88      1,762.86
                                    2011     24.88        25.93      1,916.73
                                    2012     25.93        28.41      1,695.49
                                    2013     28.41        28.20      2,309.86
                                    2014     28.20        29.24      1,907.73
                                    2015     29.24        28.21      1,497.96
                                    2016     28.21        30.08      1,884.06

                                         Beginning of               Number of
                                             Year     End of Year  Accumulation
                                         Accumulation Accumulation Units End of
Investment Division                 Year  Unit Value   Unit Value      Year
-------------------                 ---- ------------ ------------ ------------
Western Asset Management Strategic
  Bond Opportunities Investment
  Division (Class B) (formerly
  Lord Abbett Bond Debenture
  Investment Division (Class B))... 2007    $18.01       $18.90        605.15
                                    2008     18.90        15.14        611.17
                                    2009     15.14        20.40        840.58
                                    2010     20.40        22.69        778.23
                                    2011     22.69        23.34        755.52
                                    2012     23.34        25.95        668.62
                                    2013     25.95        27.59        689.19
                                    2014     27.59        28.48        445.96
                                    2015     28.48        27.43        379.70
                                    2016     27.43        28.25          0.00

Western Asset Management U.S.
  Government Investment Division
  (Class B)........................ 2007     15.88        16.26        934.00
                                    2008     16.26        15.93        830.02
                                    2009     15.93        16.32        983.78
                                    2010     16.32        16.96      1,117.28
                                    2011     16.96        17.57        814.18
                                    2012     17.57        17.83        531.87
                                    2013     17.83        17.40        599.08
                                    2014     17.40        17.57        103.76
                                    2015     17.57        17.35        145.14
                                    2016     17.35        17.26        161.65

                       METLIFE FINANCIAL FREEDOM SELECT
                              LOWEST POSSIBLE MIX
                         1.15 SEPARATE ACCOUNT CHARGE

                                         Beginning of               Number of
                                             Year     End of Year  Accumulation
                                         Accumulation Accumulation Units End of
Investment Division                 Year  Unit Value   Unit Value      Year
-------------------                 ---- ------------ ------------ ------------
American Funds Bond Investment
  Division+ (Class 2) (5/1/2006)... 2007   $ 15.56      $ 15.85      174,819.77
                                    2008     15.85        14.17      206,376.24
                                    2009     14.17        15.73      277,083.25
                                    2010     15.73        16.51      351,455.60
                                    2011     16.51        17.28      370,197.45
                                    2012     17.28        17.95      422,088.27
                                    2013     17.95        17.32      445,173.70
                                    2014     17.32        17.98      456,940.28
                                    2015     17.98        17.78      468,316.85
                                    2016     17.78        18.05      474,687.58

American Funds Global Small
  Capitalization Investment
  Division+ (Class 2).............. 2007     29.51        35.33      656,275.07
                                    2008     35.33        16.19      882,590.75
                                    2009     16.19        25.75    1,078,475.48
                                    2010     25.75        31.09    1,218,773.78
                                    2011     31.09        24.79    1,379,599.29
                                    2012     24.79        28.89    1,450,623.19
                                    2013     28.89        36.54    1,503,155.44
                                    2014     36.54        36.80    1,545,580.40
                                    2015     36.80        36.38    1,452,197.72
                                    2016     36.38        36.63    1,435,087.10

American Funds Growth Investment
  Division+ (Class 2).............. 2007    159.42       176.61      293,354.57
                                    2008    176.61        97.57      362,056.25
                                    2009     97.57       134.13      427,118.96
                                    2010    134.13       156.98      472,282.87
                                    2011    156.98       148.18      507,110.40
                                    2012    148.18       172.25      526,253.30
                                    2013    172.25       220.99      533,703.71
                                    2014    220.99       236.46      530,331.45
                                    2015    236.46       249.16      503,859.62
                                    2016    249.16       269.01      481,578.34

American Funds Growth-Income
  Investment Division+ (Class 2)... 2007    115.89       120.03      259,197.84
                                    2008    120.03        73.56      299,030.63
                                    2009     73.56        95.20      339,192.74
                                    2010     95.20       104.60      377,221.58
                                    2011    104.60       101.26      392,047.42
                                    2012    101.26       117.30      404,584.87
                                    2013    117.30       154.43      408,354.22
                                    2014    154.43       168.47      407,040.22
                                    2015    168.47       168.55      392,187.43
                                    2016    168.55       185.35      374,644.18

                                         Beginning of               Number of
                                             Year     End of Year  Accumulation
                                         Accumulation Accumulation Units End of
Investment Division                 Year  Unit Value   Unit Value      Year
-------------------                 ---- ------------ ------------ ------------
American Funds(R) Balanced
  Allocation Investment Division
  (Class C) (4/28/2008)............ 2008    $10.00       $ 7.02      121,674.19
                                    2009      7.02         8.98      556,856.55
                                    2010      8.98         9.96    1,051,071.36
                                    2011      9.96         9.63    1,389,856.12
                                    2012      9.63        10.81    1,614,724.24
                                    2013     10.81        12.67    1,846,115.69
                                    2014     12.67        13.28    1,743,205.76
                                    2015     13.28        13.04    1,893,880.77
                                    2016     13.04        13.90    1,966,530.23

American Funds(R) Growth
  Allocation Investment Division
  (Class C) (4/28/2008)............ 2008      9.99         6.37      194,988.37
                                    2009      6.37         8.44      768,461.08
                                    2010      8.44         9.47    1,297,995.99
                                    2011      9.47         8.92    1,634,408.32
                                    2012      8.92        10.24    1,872,175.12
                                    2013     10.24        12.67    2,169,130.36
                                    2014     12.67        13.32    2,038,701.36
                                    2015     13.32        13.07    2,307,727.46
                                    2016     13.07        14.08    2,618,977.23

American Funds(R) Moderate
  Allocation Investment Division
  (Class C) (4/28/2008)............ 2008     10.01         7.70      204,533.60
                                    2009      7.70         9.39      664,696.39
                                    2010      9.39        10.20    1,095,529.66
                                    2011     10.20        10.11    1,570,635.67
                                    2012     10.11        11.07    1,884,620.02
                                    2013     11.07        12.43    2,139,477.73
                                    2014     12.43        13.03    2,311,311.77
                                    2015     13.03        12.79    2,439,136.78
                                    2016     12.79        13.53    2,557,011.59

Barclays Aggregate Bond Index
  Investment Division (Class B).... 2007     13.40        14.13    1,782,657.77
                                    2008     14.13        14.75    1,647,058.68
                                    2009     14.75        15.31    2,178,913.92
                                    2010     15.31        16.00    2,647,051.81
                                    2011     16.00        16.97    2,864,713.09
                                    2012     16.97        17.38    3,351,309.18
                                    2013     17.38        16.75    4,101,989.59
                                    2014     16.75        17.46    4,339,451.45
                                    2015     17.46        17.28    4,404,749.89
                                    2016     17.28        17.45    4,565,429.24

BlackRock Bond Income Investment
  Division (Class B)............... 2007     49.19        51.55      113,272.33
                                    2008     51.55        49.09      110,003.42
                                    2009     49.09        52.99      134,615.77
                                    2010     52.99        56.61      164,675.43
                                    2011     56.61        59.49      170,965.15
                                    2012     59.49        63.09      196,152.51
                                    2013     63.09        61.74      213,608.02
                                    2014     61.74        65.19      223,916.06
                                    2015     65.19        64.67      229,788.85
                                    2016     64.67        65.76      234,047.08

                                         Beginning of               Number of
                                             Year     End of Year  Accumulation
                                         Accumulation Accumulation Units End of
Investment Division                 Year  Unit Value   Unit Value      Year
-------------------                 ---- ------------ ------------ ------------
BlackRock Capital Appreciation
  Investment Division (Class B).... 2007   $ 28.25      $ 33.07       46,455.59
                                    2008     33.07        20.70       86,121.65
                                    2009     20.70        27.93      128,118.29
                                    2010     27.93        32.99      152,192.29
                                    2011     32.99        29.63      202,786.15
                                    2012     29.63        33.41      242,779.95
                                    2013     33.41        44.22      255,508.07
                                    2014     44.22        47.49      267,243.36
                                    2015     47.49        49.77      276,374.08
                                    2016     49.77        49.13      270,369.42

BlackRock Capital Appreciation
  Investment Division (Class
  B) (formerly BlackRock Legacy
  Large Cap Growth Investment
  Division (Class B) and before
  that FI Large Cap Investment
  Division (Class B)).............. 2007     17.74        18.19       23,977.37
                                    2008     18.19         9.89       37,277.29
                                    2009      9.89        10.32            0.00

BlackRock Large Cap Value
  Investment Division (Class B).... 2007     14.59        14.87      338,503.06
                                    2008     14.87         9.54      401,171.39
                                    2009      9.54        10.47      571,838.16
                                    2010     10.47        11.28      665,322.98
                                    2011     11.28        11.38      785,364.96
                                    2012     11.38        12.82      882,704.57
                                    2013     12.82        16.69      985,865.93
                                    2014     16.69        18.10    1,097,461.17
                                    2015     18.10        16.79    1,113,364.89
                                    2016     16.79        19.60    1,151,859.88

Calvert VP SRI Balanced Investment
  Division (Class I)............... 2007     24.67        25.06      125,591.07
                                    2008     25.06        17.01      161,248.36
                                    2009     17.01        21.07      205,769.79
                                    2010     21.07        23.35      246,778.53
                                    2011     23.35        24.13      260,730.34
                                    2012     24.13        26.36      275,164.61
                                    2013     26.36        30.76      279,896.22
                                    2014     30.76        33.32      293,368.19
                                    2015     33.32        32.22      301,925.96
                                    2016     32.22        34.35      298,022.03

Clarion Global Real Estate
  Investment Division (Class B).... 2007     19.58        16.45      709,880.30
                                    2008     16.45         9.48      802,996.74
                                    2009      9.48        12.63      904,981.60
                                    2010     12.63        14.50      961,544.85
                                    2011     14.50        13.53    1,042,246.40
                                    2012     13.53        16.85    1,088,929.94
                                    2013     16.85        17.25    1,263,369.26
                                    2014     17.25        19.32    1,257,978.70
                                    2015     19.32        18.83    1,238,740.01
                                    2016     18.83        18.78    1,288,258.45

ClearBridge Aggressive Growth
  Investment Division (4/28/2014).. 2014    244.49       275.66      158,508.22
                                    2015    275.66       261.51      177,661.06
                                    2016    261.51       265.45      180,546.45

                                         Beginning of               Number of
                                             Year     End of Year  Accumulation
                                         Accumulation Accumulation Units End of
Investment Division                 Year  Unit Value   Unit Value      Year
-------------------                 ---- ------------ ------------ ------------
ClearBridge Aggressive Growth
  Investment Division (Class
  B) (formerly ClearBridge
  Aggressive Growth II Investment
  Division (Class B)) (4/30/2007).. 2007   $155.28      $190.81        3,064.32
                                    2008    190.81       109.41       30,321.52
                                    2009    109.41       154.51       69,318.46
                                    2010    154.51       167.10       97,045.35
                                    2011    167.10       152.73      112,850.97
                                    2012    152.73       184.96      132,075.75
                                    2013    184.96       235.48      145,077.06
                                    2014    235.48       245.40            0.00

Harris Oakmark International
  Investment Division (Class B).... 2007     20.25        19.80      812,437.99
                                    2008     19.80        11.57      909,654.50
                                    2009     11.57        17.73    1,043,965.44
                                    2010     17.73        20.41    1,254,723.58
                                    2011     20.41        17.30    1,533,863.38
                                    2012     17.30        22.10    1,675,195.89
                                    2013     22.10        28.52    1,926,298.92
                                    2014     28.52        26.56    2,144,013.78
                                    2015     26.56        25.07    2,171,506.52
                                    2016     25.07        26.81    2,170,198.60

Invesco Mid Cap Value Investment
  Division (Class B)............... 2007     26.74        27.28      663,256.48
                                    2008     27.28        14.16      797,929.68
                                    2009     14.16        20.68      858,091.58
                                    2010     20.68        25.77      904,609.58
                                    2011     25.77        23.78      955,076.06
                                    2012     23.78        26.32            0.00

Invesco Mid Cap Value Investment
  Division (Class B)............... 2012     26.19        26.97      977,864.56
                                    2013     26.97        34.74      963,592.85
                                    2014     34.74        37.65      938,633.08
                                    2015     37.65        33.88      946,582.43
                                    2016     33.88        38.69      873,698.47

Invesco Small Cap Growth
  Investment Division (Class B).... 2007     14.83        16.28       57,767.04
                                    2008     16.28         9.86       68,209.44
                                    2009      9.86        13.04       92,455.18
                                    2010     13.04        16.27      106,043.37
                                    2011     16.27        15.91      120,152.69
                                    2012     15.91        18.60      129,886.16
                                    2013     18.60        25.77      147,715.71
                                    2014     25.77        27.49      160,069.01
                                    2015     27.49        26.71      183,903.57
                                    2016     26.71        29.43      187,913.44

Jennison Growth Investment
  Division (Class B)............... 2012      9.41         9.09      539,655.43
                                    2013      9.09        12.28      564,587.58
                                    2014     12.28        13.21      582,015.93
                                    2015     13.21        14.43      659,512.29
                                    2016     14.43        14.25      683,320.01

                                         Beginning of               Number of
                                             Year     End of Year  Accumulation
                                         Accumulation Accumulation Units End of
Investment Division                 Year  Unit Value   Unit Value      Year
-------------------                 ---- ------------ ------------ ------------
Jennison Growth Investment
  Division (Class B) (formerly
  Oppenheimer Capital Appreciation
  Investment Division (Class B))... 2007    $ 9.29       $10.49     195,153.29
                                    2008     10.49         5.61     254,070.40
                                    2009      5.61         7.97     316,145.01
                                    2010      7.97         8.62     448,556.55
                                    2011      8.62         8.40     482,660.92
                                    2012      8.40         9.46           0.00

Loomis Sayles Global Markets
  Investment Division (Class B).... 2013     13.18        14.51     417,757.21
                                    2014     14.51        14.84     439,297.67
                                    2015     14.84        14.85     461,718.32
                                    2016     14.85        15.38     519,461.67

Loomis Sayles Global Markets
  Investment Division (Class
  B) (formerly Met/Franklin Income
  Investment Division (Class B))
  (4/28/2008)...................... 2008      9.99         8.00      18,925.96
                                    2009      8.00        10.10      76,133.69
                                    2010     10.10        11.17     175,335.25
                                    2011     11.17        11.28     240,177.36
                                    2012     11.28        12.54     365,169.88
                                    2013     12.54        13.10           0.00

Loomis Sayles Small Cap Core
  Investment Division (Class B).... 2007     33.07        36.49      88,213.45
                                    2008     36.49        23.06     107,403.97
                                    2009     23.06        29.62     123,701.77
                                    2010     29.62        37.25     136,862.89
                                    2011     37.25        36.95     154,769.54
                                    2012     36.95        41.74     170,326.27
                                    2013     41.74        58.05     172,879.97
                                    2014     58.05        59.40     180,191.30
                                    2015     59.40        57.70     183,522.52
                                    2016     57.70        67.86     178,682.87

Loomis Sayles Small Cap Growth
  Investment Division (Class B).... 2007     11.02        11.36     164,851.99
                                    2008     11.36         6.59     200,034.78
                                    2009      6.59         8.45     237,853.76
                                    2010      8.45        10.97     247,239.17
                                    2011     10.97        11.14     270,063.18
                                    2012     11.14        12.21     296,360.90
                                    2013     12.21        17.92     320,106.34
                                    2014     17.92        17.88     317,660.98
                                    2015     17.88        17.93     348,265.27
                                    2016     17.93        18.79     346,368.58

Met/Artisan Mid Cap Value
  Investment Division (Class B).... 2007     40.47        37.18     333,726.00
                                    2008     37.18        19.79     335,618.24
                                    2009     19.79        27.63     354,998.61
                                    2010     27.63        31.35     357,846.23
                                    2011     31.35        33.00     351,579.05
                                    2012     33.00        36.40     358,912.59
                                    2013     36.40        49.12     373,023.24
                                    2014     49.12        49.38     378,473.98
                                    2015     49.38        44.09     372,002.22
                                    2016     44.09        53.46     362,479.18

                                         Beginning of               Number of
                                             Year     End of Year  Accumulation
                                         Accumulation Accumulation Units End of
Investment Division                 Year  Unit Value   Unit Value      Year
-------------------                 ---- ------------ ------------ ------------
Met/Franklin Low Duration Total
  Return Investment Division
  (Class B) (5/2/2011)............. 2011   $  9.98      $  9.78       10,939.78
                                    2012      9.78        10.09       55,925.51
                                    2013     10.09        10.09      170,657.42
                                    2014     10.09        10.08      216,576.34
                                    2015     10.08         9.90      262,371.37
                                    2016      9.90        10.10      290,623.95

Met/Wellington Core Equity
  Opportunities Investment
  Division (Class B) (formerly WMC
  Core Equity Opportunities
  Investment Division (Class B))... 2007     38.76        39.98      663,987.62
                                    2008     39.98        23.90      779,914.92
                                    2009     23.90        31.11      918,129.18
                                    2010     31.11        34.35    1,021,833.33
                                    2011     34.35        32.51    1,066,238.57
                                    2012     32.51        36.19    1,105,703.61
                                    2013     36.19        47.71    1,092,303.32
                                    2014     47.71        52.05    1,054,644.79
                                    2015     52.05        52.56    1,002,349.46
                                    2016     52.56        55.62      965,843.61

Met/Wellington Large Cap Research
  Investment Division (Class
  B) (formerly WMC Large Cap
  Research Investment Division
  (Class B) and before that
  BlackRock Large Cap Investment
  Division (Class B)).............. 2007     79.64        83.59            0.00

Met/Wellington Large Cap Research
  Investment Division (Class
  B) (formerly WMC Large Cap
  Research Investment Division*
  (Class B))....................... 2007     82.90        83.75       27,200.84
                                    2008     83.75        51.90       30,685.85
                                    2009     51.90        61.16       37,979.27
                                    2010     61.16        67.99       48,350.58
                                    2011     67.99        67.38       64,258.02
                                    2012     67.38        75.54       72,282.23
                                    2013     75.54       100.28       84,392.49
                                    2014    100.28       112.53       85,728.89
                                    2015    112.53       116.24       83,023.44
                                    2016    116.24       124.42       79,427.62

MetLife Asset Allocation 100
  Investment Division (Class B).... 2011     12.34        10.59    1,909,145.85
                                    2012     10.59        12.22    2,134,004.67
                                    2013     12.22        15.64    2,384,639.46
                                    2014     15.64        16.25    2,557,701.06
                                    2015     16.25        15.74    2,656,583.03
                                    2016     15.74        16.96    2,742,200.28

MetLife Asset Allocation 100
  Investment Division (Class
  B) (formerly MetLife Aggressive
  Allocation Investment Division
  (Class B)) (5/1/2005)............ 2007     12.77        13.03      513,196.27
                                    2008     13.03         7.67      799,850.74
                                    2009      7.67         9.97    1,297,216.65
                                    2010      9.97        11.40    1,592,205.37
                                    2011     11.40        12.38            0.00

                                         Beginning of               Number of
                                             Year     End of Year  Accumulation
                                         Accumulation Accumulation Units End of
Investment Division                 Year  Unit Value   Unit Value      Year
-------------------                 ---- ------------ ------------ -------------
MetLife Asset Allocation 20
  Investment Division (Class B)
  (5/1/2005)....................... 2007    $10.90       $11.37       148,320.62
                                    2008     11.37         9.62       279,644.96
                                    2009      9.62        11.47       406,016.23
                                    2010     11.47        12.48       593,216.03
                                    2011     12.48        12.74     1,035,626.50
                                    2012     12.74        13.74     1,227,537.46
                                    2013     13.74        14.17     1,227,935.39
                                    2014     14.17        14.63     1,217,234.78
                                    2015     14.63        14.38     1,165,250.64
                                    2016     14.38        14.86     1,148,029.34

MetLife Asset Allocation 40
  Investment Division (Class B)
  (5/1/2005)....................... 2007     11.39        11.80       712,052.60
                                    2008     11.80         9.15     1,176,507.34
                                    2009      9.15        11.18     1,521,527.64
                                    2010     11.18        12.33     2,226,031.92
                                    2011     12.33        12.32     2,840,099.83
                                    2012     12.32        13.57     3,366,467.07
                                    2013     13.57        14.88     3,664,262.04
                                    2014     14.88        15.44     3,902,660.07
                                    2015     15.44        15.10     4,110,764.45
                                    2016     15.10        15.83     4,031,723.20

MetLife Asset Allocation 60
  Investment Division (Class B)
  (5/1/2005)....................... 2007     11.90        12.27     2,916,876.82
                                    2008     12.27         8.66     4,590,335.22
                                    2009      8.66        10.83     6,757,809.46
                                    2010     10.83        12.12     9,166,120.55
                                    2011     12.12        11.81    11,223,269.63
                                    2012     11.81        13.23    13,087,866.51
                                    2013     13.23        15.43    15,100,179.03
                                    2014     15.43        16.02    16,129,758.06
                                    2015     16.02        15.64    16,598,954.78
                                    2016     15.64        16.56    16,275,534.57

MetLife Asset Allocation 80
  Investment Division (Class
  A) (formerly MetLife Growth
  Strategy Investment Division
  (Class B)) (4/29/2013)........... 2013     11.77        13.44       506,043.73
                                    2014     13.44        13.40             0.00

MetLife Asset Allocation 80
  Investment Division (Class B)
  (5/1/2005)....................... 2007     12.41        12.74     2,856,621.59
                                    2008     12.74         8.17     5,013,875.02
                                    2009      8.17        10.42     7,442,005.10
                                    2010     10.42        11.82     9,546,593.21
                                    2011     11.82        11.25    11,114,182.78
                                    2012     11.25        12.83    12,649,227.45
                                    2013     12.83        15.76    13,909,674.65
                                    2014     15.76        16.40    15,583,427.50
                                    2015     16.40        15.94    16,019,519.12
                                    2016     15.94        17.04    16,005,434.51

MetLife Asset Allocation 80
  Investment Division (formerly
  MetLife Growth Strategy
  Investment Division (Class B)
  and before that Met/Franklin
  Templeton Founding Strategy
  Investment Division (Class B))
  (4/28/2008)...................... 2008      9.99         7.04        24,985.84
                                    2009      7.04         8.95       116,165.26
                                    2010      8.95         9.74       269,043.80
                                    2011      9.74         9.46       334,760.39
                                    2012      9.46        10.85       410,319.61
                                    2013     10.85        11.69             0.00

                                         Beginning of               Number of
                                             Year     End of Year  Accumulation
                                         Accumulation Accumulation Units End of
Investment Division                 Year  Unit Value   Unit Value      Year
-------------------                 ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index
  Investment Division (Class B).... 2007    $15.87       $16.86      662,368.42
                                    2008     16.86        10.60      813,369.45
                                    2009     10.60        14.34      944,409.27
                                    2010     14.34        17.86    1,034,531.67
                                    2011     17.86        17.27    1,188,691.65
                                    2012     17.27        20.03    1,344,078.68
                                    2013     20.03        26.30    1,496,259.88
                                    2014     26.30        28.40    1,591,128.47
                                    2015     28.40        27.34    1,689,845.88
                                    2016     27.34        32.47    1,682,896.80

MetLife Small Cap Value Investment
  Division (Class B)............... 2007     18.40        17.64      312,434.44
                                    2008     17.64        12.24      345,244.78
                                    2009     12.24        15.30      421,184.87
                                    2010     15.30        18.13      458,491.15
                                    2011     18.13        16.31      514,785.38
                                    2012     16.31        19.03      552,419.55
                                    2013     19.03        24.92      577,699.63
                                    2014     24.92        25.05      572,825.46
                                    2015     25.05        23.43      559,033.03
                                    2016     23.43        30.40      523,136.26

MetLife Stock Index Investment
  Division (Class B)............... 2007     44.79        46.47    1,014,276.29
                                    2008     46.47        28.82    1,356,676.50
                                    2009     28.82        35.88    1,625,992.39
                                    2010     35.88        40.61    1,882,506.27
                                    2011     40.61        40.80    2,102,565.94
                                    2012     40.80        46.56    2,255,489.75
                                    2013     46.56        60.61    2,281,165.04
                                    2014     60.61        67.77    2,337,207.19
                                    2015     67.77        67.61    2,418,586.03
                                    2016     67.61        74.44    2,475,594.16

MFS(R) Research International
  Investment Division (Class B).... 2007     16.27        18.22      469,870.91
                                    2008     18.22        10.38      715,053.77
                                    2009     10.38        13.50      929,902.72
                                    2010     13.50        14.87    1,050,952.03
                                    2011     14.87        13.12    1,195,052.67
                                    2012     13.12        15.14    1,271,450.16
                                    2013     15.14        17.85    1,343,089.20
                                    2014     17.85        16.42    1,359,680.23
                                    2015     16.42        15.94    1,322,771.80
                                    2016     15.94        15.62    1,320,086.81

MFS(R) Total Return Investment
  Division (Class B)............... 2007     47.01        48.38      119,028.13
                                    2008     48.38        37.14      124,603.51
                                    2009     37.14        43.43      142,764.40
                                    2010     43.43        47.14      158,075.19
                                    2011     47.14        47.61      165,698.88
                                    2012     47.61        52.39      178,819.28
                                    2013     52.39        61.47      186,023.37
                                    2014     61.47        65.85      195,206.71
                                    2015     65.85        64.84      199,210.35
                                    2016     64.84        69.82      210,074.39

                                         Beginning of               Number of
                                             Year     End of Year  Accumulation
                                         Accumulation Accumulation Units End of
Investment Division                 Year  Unit Value   Unit Value      Year
-------------------                 ---- ------------ ------------ ------------
MFS(R) Value Investment Division
  (Class B)........................ 2007    $15.06       $14.28      542,706.43
                                    2008     14.28         9.36      575,265.94
                                    2009      9.36        11.16      661,514.74
                                    2010     11.16        12.26      740,015.29
                                    2011     12.26        12.20      771,580.97
                                    2012     12.20        14.03      833,311.96
                                    2013     14.03        18.78    1,401,216.24
                                    2014     18.78        20.53    1,441,042.40
                                    2015     20.53        20.22    1,462,273.42
                                    2016     20.22        22.80    1,482,520.00

MFS(R) Value Investment Division
  (Class B) (formerly FI Value
  Leaders Investment Division
  (Class B))....................... 2007     32.20        33.09      101,164.80
                                    2008     33.09        19.92      111,617.92
                                    2009     19.92        23.92      130,067.79
                                    2010     23.92        27.02      146,694.34
                                    2011     27.02        25.01      156,435.99
                                    2012     25.01        28.55      154,696.39
                                    2013     28.55        31.46            0.00

MFS(R) Value Investment Division
  (Class B) (formerly Met/Franklin
  Mutual Shares Investment
  Division (Class B)) (4/28/2008).. 2008      9.99         6.61       10,882.44
                                    2009      6.61         8.16       64,918.25
                                    2010      8.16         8.95      149,433.96
                                    2011      8.95         8.80      190,177.92
                                    2012      8.80         9.91      235,138.53
                                    2013      9.91        10.87            0.00

Morgan Stanley Mid Cap Growth
  Investment Division (Class B).... 2010     13.30        15.47      334,164.64
                                    2011     15.47        14.24      379,574.41
                                    2012     14.24        15.38      414,973.83
                                    2013     15.38        21.14      427,463.03
                                    2014     21.14        21.11      453,048.81
                                    2015     21.11        19.82      461,177.53
                                    2016     19.82        17.94      481,788.28

Morgan Stanley Mid Cap Growth
  Investment Division (Class
  B) (formerly FI Mid Cap
  Opportunities Investment
  Division (Class B)).............. 2007     19.56        20.90      166,623.10
                                    2008     20.90         9.21      255,078.97
                                    2009      9.21        12.16      298,919.30
                                    2010     12.16        13.17            0.00

MSCI EAFE(R) Index Investment
  Division (Class B)............... 2007     15.63        17.08      975,903.28
                                    2008     17.08         9.76    1,336,199.40
                                    2009      9.76        12.37    1,607,780.30
                                    2010     12.37        13.20    1,905,179.76
                                    2011     13.20        11.40    2,353,835.92
                                    2012     11.40        13.30    2,541,139.60
                                    2013     13.30        15.98    2,847,207.33
                                    2014     15.98        14.81    3,298,226.85
                                    2015     14.81        14.45    3,476,031.22
                                    2016     14.45        14.43    3,764,023.12

                                         Beginning of               Number of
                                             Year     End of Year  Accumulation
                                         Accumulation Accumulation Units End of
Investment Division                 Year  Unit Value   Unit Value      Year
-------------------                 ---- ------------ ------------ ------------
Neuberger Berman Genesis
  Investment Division (Class B).... 2007    $21.67       $20.63      454,086.47
                                    2008     20.63        12.53      468,805.82
                                    2009     12.53        13.98      539,322.97
                                    2010     13.98        16.77      538,917.95
                                    2011     16.77        17.49      531,388.36
                                    2012     17.49        18.97      538,563.17
                                    2013     18.97        25.92      683,989.65
                                    2014     25.92        25.55      674,887.59
                                    2015     25.55        25.35      635,995.24
                                    2016     25.35        29.67      598,739.32

Neuberger Berman Genesis
  Investment Division (Class
  B) (formerly MLA Mid Cap
  Investment Division (Class B))... 2007     16.56        15.92      130,448.12
                                    2008     15.92         9.71      144,410.76
                                    2009      9.71        13.13      184,744.22
                                    2010     13.13        15.95      195,569.43
                                    2011     15.95        14.93      202,888.53
                                    2012     14.93        15.54      216,015.95
                                    2013     15.54        16.87            0.00

Oppenheimer Global Equity
  Investment Division (Class B).... 2013      1.01         1.16    2,322,208.48
                                    2014      1.16         1.17    3,254,687.27
                                    2015      1.17         1.20    5,367,513.81
                                    2016      1.20         1.19    6,176,678.60

Oppenheimer Global Equity
  Investment Division (Class
  B) (formerly Met/Templeton
  Growth Investment Division
  (Class B)) (4/28/2008)........... 2008      9.99         6.58        9,643.09
                                    2009      6.58         8.62       43,892.66
                                    2010      8.62         9.18       78,696.70
                                    2011      9.18         8.45      120,504.72
                                    2012      8.45        10.20      141,802.05
                                    2013     10.20        10.86            0.00

PIMCO Inflation Protected Bond
  Investment Division (Class B)
  (5/1/2006)....................... 2007     11.20        12.27       53,603.10
                                    2008     12.27        11.29      365,194.13
                                    2009     11.29        13.18      533,777.77
                                    2010     13.18        14.04      737,915.95
                                    2011     14.04        15.42      890,455.58
                                    2012     15.42        16.64    1,247,772.30
                                    2013     16.64        14.92    1,352,317.30
                                    2014     14.92        15.18    1,337,097.48
                                    2015     15.18        14.54    1,301,816.72
                                    2016     14.54        15.09    1,314,027.64

PIMCO Total Return Investment
  Division (Class B)............... 2007     12.75        13.55      990,487.69
                                    2008     13.55        13.45    1,132,008.34
                                    2009     13.45        15.70    1,495,095.67
                                    2010     15.70        16.79    1,968,358.65
                                    2011     16.79        17.12    2,139,928.09
                                    2012     17.12        18.49    2,501,524.92
                                    2013     18.49        17.93    2,800,249.59
                                    2014     17.93        18.47    2,802,013.87
                                    2015     18.47        18.26    2,714,110.37
                                    2016     18.26        18.52    2,649,482.57

                                         Beginning of               Number of
                                             Year     End of Year  Accumulation
                                         Accumulation Accumulation Units End of
Investment Division                 Year  Unit Value   Unit Value      Year
-------------------                 ---- ------------ ------------ ------------
Russell 2000(R) Index Investment
  Division (Class B)............... 2007    $18.77       $18.23      449,867.09
                                    2008     18.23        11.95      520,314.13
                                    2009     11.95        14.85      658,112.73
                                    2010     14.85        18.59      717,969.90
                                    2011     18.59        17.59      809,681.37
                                    2012     17.59        20.17      899,539.95
                                    2013     20.17        27.56      992,627.58
                                    2014     27.56        28.55    1,081,829.66
                                    2015     28.55        26.95    1,158,980.50
                                    2016     26.95        32.23    1,154,088.90

SSGA Growth and Income ETF
  Investment Division (Class B)
  (5/1/2006)....................... 2007     11.19        11.66        7,612.59
                                    2008     11.66         8.64       13,071.93
                                    2009      8.64        10.66      125,239.92
                                    2010     10.66        11.83      421,848.35
                                    2011     11.83        11.82      671,026.93
                                    2012     11.82        13.19      927,602.57
                                    2013     13.19        14.72    1,098,513.43
                                    2014     14.72        15.40    1,164,745.01
                                    2015     15.40        14.93    1,290,677.46
                                    2016     14.93        15.61    1,217,811.39

SSGA Growth ETF Investment
  Division (Class B) (5/1/2006).... 2007     11.45        11.95       16,348.82
                                    2008     11.95         7.92       16,025.29
                                    2009      7.92        10.11      103,310.15
                                    2010     10.11        11.40      249,877.19
                                    2011     11.40        11.03      444,336.25
                                    2012     11.03        12.55      562,260.89
                                    2013     12.55        14.65      702,847.58
                                    2014     14.65        15.26      777,250.65
                                    2015     15.26        14.74      869,642.23
                                    2016     14.74        15.57      949,345.91

T. Rowe Price Large Cap Growth
  Investment Division (Class B).... 2007     14.41        15.55      364,181.00
                                    2008     15.55         8.91      442,818.70
                                    2009      8.91        12.60      524,705.52
                                    2010     12.60        14.55      579,752.68
                                    2011     14.55        14.19      625,657.21
                                    2012     14.19        16.65      794,110.28
                                    2013     16.65        22.84    1,472,621.76
                                    2014     22.84        24.57    1,730,486.22
                                    2015     24.57        26.84    2,051,063.11
                                    2016     26.84        26.94    2,273,638.87

T. Rowe Price Large Cap Growth
  Investment Division (Class
  B) (formerly RCM Technology
  Investment Division (Class B))... 2007      5.00         6.51      318,061.62
                                    2008      6.51         3.57      403,536.36
                                    2009      3.57         5.62      587,559.45
                                    2010      5.62         7.09      800,564.32
                                    2011      7.09         6.31      940,219.48
                                    2012      6.31         7.00    1,075,417.57
                                    2013      7.00         7.33            0.00

                                         Beginning of               Number of
                                             Year     End of Year  Accumulation
                                         Accumulation Accumulation Units End of
Investment Division                 Year  Unit Value   Unit Value      Year
-------------------                 ---- ------------ ------------ ------------
T. Rowe Price Mid Cap Growth
  Investment Division (Class B).... 2007    $ 8.54       $ 9.93      605,999.98
                                    2008      9.93         5.91      826,878.73
                                    2009      5.91         8.51    1,049,482.42
                                    2010      8.51        10.74    1,227,450.81
                                    2011     10.74        10.44    1,444,698.15
                                    2012     10.44        11.73    1,668,365.37
                                    2013     11.73        15.85    1,932,118.52
                                    2014     15.85        17.67    2,140,062.60
                                    2015     17.67        18.63    2,480,591.20
                                    2016     18.63        19.56    2,607,372.07

T. Rowe Price Small Cap Growth
  Investment Division (Class B).... 2007     15.09        16.34      147,039.90
                                    2008     16.34        10.28      178,819.10
                                    2009     10.28        14.10      240,114.29
                                    2010     14.10        18.77      319,841.50
                                    2011     18.77        18.82      411,903.64
                                    2012     18.82        21.56      513,764.82
                                    2013     21.56        30.74      631,016.00
                                    2014     30.74        32.40      734,967.82
                                    2015     32.40        32.82      924,751.49
                                    2016     32.82        36.17      990,977.88

Western Asset Management Strategic
  Bond Opportunities Investment
  Division (Class B)............... 2007     21.31        21.85      363,414.55
                                    2008     21.85        18.31      359,771.96
                                    2009     18.31        23.87      374,438.61
                                    2010     23.87        26.54      407,645.88
                                    2011     26.54        27.77      431,825.10
                                    2012     27.77        30.55      470,287.86
                                    2013     30.55        30.45      514,672.53
                                    2014     30.45        31.70      541,908.49
                                    2015     31.70        30.71      528,991.15
                                    2016     30.71        32.88    1,196,929.66

Western Asset Management Strategic
  Bond Opportunities Investment
  Division (Class B) (formerly
  Lord Abbett Bond Debenture
  Investment Division (Class B))... 2007     18.80        19.80      322,578.34
                                    2008     19.80        15.93      340,532.94
                                    2009     15.93        21.54      385,655.93
                                    2010     21.54        24.06      431,883.49
                                    2011     24.06        24.85      461,026.62
                                    2012     24.85        27.74      494,004.15
                                    2013     27.74        29.61      581,615.45
                                    2014     29.61        30.69      675,383.55
                                    2015     30.69        29.68      737,936.08
                                    2016     29.68        30.60            0.00

Western Asset Management U.S.
  Government Investment Division
  (Class B)........................ 2007     16.67        17.15      292,693.44
                                    2008     17.15        16.86      309,301.14
                                    2009     16.86        17.35      361,216.45
                                    2010     17.35        18.09      413,299.30
                                    2011     18.09        18.82      418,185.51
                                    2012     18.82        19.18      459,898.11
                                    2013     19.18        18.78      486,374.25
                                    2014     18.78        19.04      499,213.49
                                    2015     19.04        18.88      496,507.70
                                    2016     18.88        18.86      499,901.41

-----------
  The assets of the MetLife Growth Strategy Investment Division of the Met Investors Fund merged into the MetLife Asset Allocation 80 Investment Division of the Metropolitan Fund on April 28, 2014. Accumulation Unit Values prior to April 28, 2014 are those of the MetLife Growth Strategy Investment Division.

  The assets of the FI Value Leaders Investment Division of the Metropolitan Fund were merged into MFS(R) Value Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the FI Value Leaders Investment Division.

  The assets of the Met/Franklin Income Investment Division of the Met Investors Fund were merged into Loomis Sayles Global Markets Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Income Investment Division.

  The assets of the Met/Franklin Mutual Shares Investment Division of the Met Investors Fund were merged into MFS(R) Value Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Mutual Shares Investment Division.

  The assets of the Met/Franklin Templeton Founding Strategy Investment Division of the Met Investors Fund were merged into MetLife Growth Strategy Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Templeton Founding Strategy Investment Division.

  The assets of the MLA Mid Cap Investment Division of the Met Investors Fund were merged into Neuberger Berman Genesis Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the MLA Mid Cap Investment Division.

  The assets of the RCM Technology Investment Division of the Met Investors Fund were merged into T. Rowe Price Large Cap Growth Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the RCM Technology Investment Division.

  The assets of the Met/Templeton Growth Investment Division of the Met Investors Fund were merged into Oppenheimer Global Equity Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Templeton Growth Investment Division.

  The assets of the Oppenheimer Capital Appreciation Investment Division of the Met Investors Fund were merged into the Jennison Growth Investment Division of the Metropolitan Fund on April 30, 2012. Accumulation Unit Values prior to April 30, 2012 are those of the Oppenheimer Capital Appreciation Investment Division.

  The assets of the Lord Abbett Mid Cap Value Investment Division (formerly the Neuberger Berman Mid Cap Value Division) of the Metropolitan Fund were merged into the Lord Abbett Mid Cap Value Investment Division of the Met Investors Fund on April 30, 2012. Accumulation Unit Values prior to April 30, 2012 are those of the Lord Abbett Mid Cap Value Investment Division of the Metropolitan Fund.

  The assets of MetLife Aggressive Allocation Investment Division of the Metropolitan Fund were merged into the MetLife Aggressive Strategy Investment Division of the Met Investors Fund on May 2, 2011. Accumulation Unit Values prior to May 2, 2011 are those of the MetLife Aggressive Allocation Investment Division.

  The assets of FI Mid Cap Opportunities Investment Division of the Metropolitan Fund were merged into the Morgan Stanley Mid Cap Growth Investment Division of the Met Investors Fund on May 3, 2010. Accumulation Unit Values prior to May 3, 2010 are those of FI Mid Cap Opportunities Investment Division.

  The assets of FI Large Cap Investment Division of the Metropolitan Funds were merged into the BlackRock Legacy Large Cap Growth Investment Division of the Metropolitan Fund on May 1, 2009. Accumulation Unit Values prior to May 1, 2009 are those of the FI Large Cap Investment Division.

  The assets of BlackRock Large Cap Investment Division (formerly BlackRock Investment Trust Investment Division) of the Metropolitan Fund were merged into the BlackRock Large Cap Core Investment Division of the Met Investors Fund on April 30, 2007. Accumulation Unit Values prior to April 30, 2007 are those of the BlackRock Large Cap Investment Division.

  The Investment Division of the Metropolitan Fund with the name FI Mid Cap Opportunities was merged into the Janus Mid Cap Investment Division of the Metropolitan Fund prior to the opening of business on May 3, 2004 and was renamed FI Mid Cap Opportunities. The Investment Division with the name FI Mid Cap Opportunities on April 30, 2004 ceased to exist. The Accumulation Unit Values history prior to May 1, 2004 is that of the Investment Division which no longer exists.

* We are waiving a portion of the Separate Account charge for the Investment Division investing in the Met/Wellington Large Cap Research Portfolio (formerly WMC Large Cap Research Portfolio) and the Oppenheimer Global Equity Portfolio.

+ The Accumulation Unit Values for the American Funds Bond, American Funds
  Growth-Income, American Funds Growth and American Funds Global Small Capitalization Investment Divisions are calculated with an additional .25% Separate Account Charge as indicated in the Separate Account Charge section of the Table of Expenses.

  Please see the Table of Expenses for more information.

APPENDIX IV

PORTFOLIO LEGAL AND MARKETING NAMES


                                          LEGAL NAME OF
SERIES FUND/TRUST                         PORTFOLIO SERIES                    MARKETING NAME
  American Funds Insurance Series(R)      Bond Fund                           American Funds Bond Fund
  American Funds Insurance Series(R)      Global Small Capitalization Fund    American Funds Global Small Capitalization Fund
  American Funds Insurance Series(R)      Growth - Income Fund                American Funds Growth-Income Fund
  American Funds Insurance Series(R)      Growth Fund                         American Funds Growth Fund

APPENDIX V

ADDITIONAL INFORMATION REGARDING THE PORTFOLIOS

Certain Portfolios and trusts were subject to a name change. The chart below identifies the former name and new name of each of these Portfolios, and where applicable, the former name and the new name of the trust of which the Portfolio is a part.

PORTFOLIO NAME CHANGES

THE FOLLOWING FORMER PORTFOLIOS WERE RENAMED:


FORMER NAME                NEW NAME
  MET INVESTORS            BRIGHTHOUSE FUNDS TRUST I
  SERIES TRUST
    Met/Franklin             Brighthouse/Franklin Low Duration Total Return--Class B
  Low Duration
  Total
  Return--Class B
    Met/Wellington           Brighthouse/Wellington Large Cap Research Portfolio--Class B
  Large Cap
  Research
  Portfolio--Class B
    MetLife Asset            Brighthouse Asset Allocation 100 Portfolio--Class B
  Allocation 100
  Portfolio--Class B
    MetLife Small            Brighthouse Small Cap Value Portfolio--Class B
  Cap Value
  Portfolio--Class B
  METROPOLITAN             BRIGHTHOUSE FUNDS TRUST II
  SERIES FUND
    Barclays                 MetLife Aggregate Bond Index Portfolio--Class B
  Aggregate Bond
  Index
  Portfolio--Class B
    Met/Artisan Mid          Brighthouse/Artisan Mid Cap Value Portfolio--Class B
  Cap Value
  Portfolio--Class B
    Met/Wellington           Brighthouse/Wellington Core Equity Opportunities Portfolio--Class B
  Core Equity
  Opportunities
  Portfolio--Class B
    MetLife Asset            Brighthouse Asset Allocation 20 Portfolio--Class B
  Allocation 20
  Portfolio--Class B
    MetLife Asset            Brighthouse Asset Allocation 40 Portfolio--Class B
  Allocation 40
  Portfolio--Class B
    MetLife Asset            Brighthouse Asset Allocation 60 Portfolio--Class B
  Allocation 60
  Portfolio--Class B
    MetLife Asset            Brighthouse Asset Allocation 80 Portfolio--Class B
  Allocation 80
  Portfolio--Class B
    MSCI EAFE(R)             MetLife MSCI EAFE(R) Index Portfolio--Class B
  Index
  Portfolio--Class B
    Russell 2000(R)          MetLife Russell 2000(R) Index Portfolio--Class B
  Index
  Portfolio--Class B

                          Request For a Statement of
                   Additional Information/Change of Address

If You would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

[_] MetLife Financial Freedom Select(R) Variable Annuity

[_] Brighthouse Funds Trust I

[_] Brighthouse Funds Trust II

[_] American Funds Insurance Series(R)

[_] Calvert VP SRI Balanced Portfolio

[_] I have changed my address. My current address is:

                          _________________  Name ___
                          (Contract Number)

                                             Address

                          _________________         _
                             (Signature)          zip

Metropolitan Life Insurance Company
P.O. Box 10342
Des Moines, IA 50306-0342

                                                                    May 1, 2017

MetLife Financial Freedom Select(R) Variable Annuity Contracts Issued by Metropolitan Life Insurance Company
This Prospectus describes MetLife Financial Freedom Select group and individual deferred variable annuity contracts ("Deferred Annuities").

--------------------------------------------------------------------------------

    You decide how to allocate your money among the various available investment choices. The investment choices available to You are listed in the Contract for your Deferred Annuity. Your choices may include the Fixed
Interest Account (not offered or described in this Prospectus) and Investment Divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding portfolios of the Brighthouse Funds Trust I ("Trust I"), portfolios of the Brighthouse Funds Trust II ("Trust II"), a portfolio of the Calvert Variable Series, Inc. ("Calvert Fund") and funds of the American Funds Insurance Series(R) ("American Funds(R)"). For convenience, the portfolios and the funds are referred to as "Portfolios" in this Prospectus. The Deferred Annuities are no longer available for sale to employer sponsored retirement plans, except for sales of SEPs and SIMPLE Individual Retirement Annuities, subject to our underwriting requirements. The optional Guaranteed Minimum Income Benefit and the optional Lifetime Withdrawal Guarantee Benefit are not available in connection with these sales. MetLife will continue to accept additional purchase payments and new enrollments under plans currently funded by a Deferred Annuity.

                                      AMERICAN FUNDS(R)
AMERICAN FUNDS BOND FUND                             AMERICAN FUNDS GROWTH FUND
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND      AMERICAN FUNDS GROWTH-INCOME FUND
                                  BRIGHTHOUSE FUNDS TRUST I
AMERICAN FUNDS(R) BALANCED ALLOCATION PORTFOLIO      INVESCO MID CAP VALUE PORTFOLIO
AMERICAN FUNDS(R) GROWTH ALLOCATION PORTFOLIO        INVESCO SMALL CAP GROWTH PORTFOLIO
AMERICAN FUNDS(R) MODERATE ALLOCATION PORTFOLIO      LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO
BRIGHTHOUSE ASSET ALLOCATION 100 PORTFOLIO           MFS(R) RESEARCH INTERNATIONAL PORTFOLIO
BRIGHTHOUSE SMALL CAP VALUE PORTFOLIO                MORGAN STANLEY MID CAP GROWTH PORTFOLIO
BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN       OPPENHEIMER GLOBAL EQUITY PORTFOLIO
 PORTFOLIO                                           PIMCO INFLATION PROTECTED BOND PORTFOLIO
BRIGHTHOUSE/WELLINGTON LARGE CAP RESEARCH PORTFOLIO  PIMCO TOTAL RETURN PORTFOLIO
CLARION GLOBAL REAL ESTATE PORTFOLIO                 SSGA GROWTH AND INCOME ETF PORTFOLIO
CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO              SSGA GROWTH ETF PORTFOLIO
HARRIS OAKMARK INTERNATIONAL PORTFOLIO               T. ROWE PRICE MID CAP GROWTH PORTFOLIO
                                 BRIGHTHOUSE FUNDS TRUST II
BLACKROCK BOND INCOME PORTFOLIO                      METLIFE AGGREGATE BOND INDEX PORTFOLIO
BLACKROCK CAPITAL APPRECIATION PORTFOLIO             METLIFE MID CAP STOCK INDEX PORTFOLIO
BLACKROCK LARGE CAP VALUE PORTFOLIO                  METLIFE MSCI EAFE(R) INDEX PORTFOLIO
BRIGHTHOUSE ASSET ALLOCATION 20 PORTFOLIO            METLIFE RUSSELL 2000(R) INDEX PORTFOLIO
BRIGHTHOUSE ASSET ALLOCATION 40 PORTFOLIO            METLIFE STOCK INDEX PORTFOLIO
BRIGHTHOUSE ASSET ALLOCATION 60 PORTFOLIO            MFS(R) TOTAL RETURN PORTFOLIO
BRIGHTHOUSE ASSET ALLOCATION 80 PORTFOLIO            MFS(R) VALUE PORTFOLIO
BRIGHTHOUSE/ARTISAN MID CAP VALUE PORTFOLIO          NEUBERGER BERMAN GENESIS PORTFOLIO
BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES     T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO
 PORTFOLIO                                           T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO
JENNISON GROWTH PORTFOLIO                            WESTERN ASSET MANAGEMENT STRATEGIC BOND
LOOMIS SAYLES SMALL CAP CORE PORTFOLIO                OPPORTUNITIES PORTFOLIO
LOOMIS SAYLES SMALL CAP GROWTH PORTFOLIO             WESTERN ASSET MANAGEMENT U.S. GOVERNMENT
                                                      PORTFOLIO
                                        CALVERT FUND
CALVERT VP SRI BALANCED PORTFOLIO

Certain Portfolios have been subject to a change. Please see Appendix V -- "Additional Information Regarding the Portfolios."

HOW TO LEARN MORE:
Before investing, read this Prospectus. The Prospectus contains information about the Deferred Annuities and Metropolitan Life Separate Account E which You should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated May 1, 2017. The SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page 81 of this Prospectus. To request a free copy of the SAI or to ask questions, write or call:

Metropolitan Life Insurance Company
P.O. Box 10342
Des Moines, IA 50306-0342
(800) 638-7732





 Deferred
 Annuities
 Available:

   .  TSA
   .  TSA ERISA
   .  Simplified Employee Pensions (SEPs)
   .  SIMPLE Individual Retirement Annuities
   . 457(b) Eligible Deferred Compensation Arrangements (457(b)s) . 403(a) Arrangements

 Classes Available
 for each
 Deferred Annuity
   .  e
   .  e Bonus

 A word about investment risk:

 An investment in any of these variable annuities involves investment risk. You could lose money You invest. Money invested is NOT:

 .  a bank deposit or obligation;

 .  federally insured or guaranteed; or

 .  endorsed by any bank or other financial institution.

Each class of the Deferred Annuities has its own Separate Account charge and Withdrawal Charge schedule. Each provides the opportunity to invest for retirement. The expenses for the e Bonus Class of the Deferred Annuity may be higher than similar contracts without a bonus. The purchase payment credits ("Bonus") may be more than offset by the higher expenses for the e Bonus Class.

The Securities and Exchange Commission has a Web site (http://www.sec.gov) which You may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.

                               TABLE OF CONTENTS

    Important Terms You Should Know.....................................  5
    Table of Expenses...................................................  8
    Accumulation Unit Values Tables..................................... 14
    MetLife............................................................. 15
    Metropolitan Life Separate Account E................................ 15
    Variable Annuities.................................................. 16
        Replacement of Annuity Contracts................................ 16
        The Deferred Annuity............................................ 17
    Classes of the Deferred Annuity..................................... 18
    Your Investment Choices............................................. 20
    Deferred Annuities.................................................. 25
        The Deferred Annuity and Your Retirement Plan................... 25
            403(b) Plan Terminations.................................... 26
            Other Plan Terminations..................................... 26
        Automated Investment Strategies................................. 26
        Purchase Payments............................................... 27
            Purchase Payments--Section 403(b) Plans..................... 28
            Allocation of Purchase Payments............................. 28
            Limits on Purchase Payments................................. 28
        The Value of Your Investment.................................... 29
        Transfer Privilege.............................................. 29
            Restrictions on Transfers................................... 30
        Access to Your Money............................................ 32
            Account Reduction Loans..................................... 32
            Systematic Withdrawal Program............................... 33
            Minimum Distribution........................................ 34
        Charges......................................................... 34
            Separate Account Charge..................................... 34
            Investment-Related Charge................................... 35
        Annual Contract Fee............................................. 35
            Optional Guaranteed Minimum Income Benefit.................. 36
            Optional Lifetime Withdrawal Guarantee Benefit.............. 36
        Premium and Other Taxes......................................... 36
        Withdrawal Charges.............................................. 37
            When No Withdrawal Charge Applies to the e Bonus Class...... 37
        Free Look....................................................... 39
        Death Benefit--Generally........................................ 39
            Standard Death Benefit...................................... 40
        Optional Death Benefit.......................................... 41
            Annual Step-Up Death Benefit................................ 41
        Living Benefits................................................. 42
        Pay-Out Options (or Income Options)............................. 58
            Income Payment Types........................................ 59

        Allocation...............................................................  60
    Minimum Size of Your Income Payment..........................................  61
    The Value of Your Income Payments............................................  61
        Reallocation Privilege...................................................  62
        Charges..................................................................  63
General Information..............................................................  64
    Administration...............................................................  64
        Purchase Payments........................................................  64
        Confirming Transactions..................................................  64
        Processing Transactions..................................................  65
           By Telephone or Internet..............................................  65
           Telephone and Computer Systems........................................  66
           After Your Death......................................................  66
           Abandoned Property Requirements.......................................  66
           Misstatement..........................................................  66
           Third Party Requests..................................................  66
           Valuation--Suspension of Payments.....................................  66
           Cybersecurity Risks...................................................  67
    Advertising Performance......................................................  67
    Changes to Your Deferred Annuity.............................................  69
    Voting Rights................................................................  70
    Who Sells the Deferred Annuities.............................................  70
    Financial Statements.........................................................  71
    Your Spouse's Rights.........................................................  71
    When We Can Cancel Your Deferred Annuity.....................................  72
Income Taxes.....................................................................  73
Legal Proceedings................................................................  80
Table of Contents for the Statement of Additional Information....................  81
Appendix I Premium Tax Table.....................................................  82
Appendix II What You Need To Know If You Are A Texas Optional Retirement Program
  Participant....................................................................  83
Appendix III Accumulation Unit Values For Each Investment Division...............  84
Appendix IV Portfolio Legal and Marketing Names.................................. 110
Appendix V Additional Information Regarding the Portfolios....................... 111

The Deferred Annuities are not to be offered anywhere that they may not lawfully be offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities other than the information in this Prospectus, supplements to the Prospectus or any supplemental sales material we authorize.

IMPORTANT TERMS YOU SHOULD KNOW

ACCOUNT BALANCE

When You purchase a Deferred Annuity, an account is set up for You. Your Account Balance is the total amount of money credited to You under your Deferred Annuity including money in the Investment Divisions of the Separate Account and the Fixed Interest Account.

ACCUMULATION UNIT VALUE

With a Deferred Annuity, money paid-in or transferred into an Investment Division of the Separate Account is credited to You in the form of accumulation units. Accumulation units are established for each Investment Division. We determine the value of these accumulation units as of the close of the Exchange (see definition below) each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ADMINISTRATIVE OFFICE

Your Administrative Office is the MetLife office that will generally handle the administration of all your requests concerning your Deferred Annuity. Your Contract will indicate the address of your Administrative Office. We will notify You if there is a change in the address of your Administrative Office. The telephone number to call to initiate a request is 1-800-638-7732.

ANNUITANT

The natural person whose life is the measure for determining the duration and the dollar amount of income payments.

ANNUITY UNIT VALUE

With a variable pay-out option, the money paid-in or reallocated into an Investment Division of the Separate Account is held in the form of annuity units. Annuity units are established for each Investment Division. We determine the value of these annuity units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ASSUMED INVESTMENT RETURN (AIR)

Under a variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given Investment Division to determine all subsequent payments to You.

BENEFICIARY

The person or persons who receives a benefit, including continuing payments or a lump sum payment, if the owner dies.

CONTRACT

A Contract is the legal agreement between You and MetLife or between MetLife and the employer, plan trustee or other entity or the certificate issued to You under a group annuity Contract. This document contains relevant provisions of your Deferred Annuity. MetLife issues Contracts for each of the annuities described in this Prospectus.

CONTRACT ANNIVERSARY

An anniversary of the date we issue the Deferred Annuity.

CONTRACT YEAR

The Contract Year for a Deferred Annuity is the one year period starting on the date we issue the Deferred Annuity and each Contract Anniversary thereafter. For the TSA Deferred Annuity issued to a plan subject to the Employee Retirement Income Security Act of 1974 ("TSA ERISA Deferred Annuity"), 457(b) and 403(a) Deferred Annuities, for convenience, Contract Year also refers to the one year period starting on the date the participant enrolls in the plan funded by the Deferred Annuity.

EXCHANGE

In this Prospectus, the New York Stock Exchange is referred to as the "Exchange."

FREE LOOK

You may cancel your Contract within a certain time period. This is known as a "free look." We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The time period may also vary depending on your age and whether You purchased your Contract from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payments or (ii) your Account Balance as of the date your refund request is received at your Administrative Office in Good Order (this means you bear the risk of any decline in the value of your Contract due to the performance of the Investment Divisions during the Free Look period).

GOOD ORDER

A request or transaction generally is considered in "Good Order" if it complies with our administrative procedures and the required information is complete and correct. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Divisions affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to purchase payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact us or your sales representative before submitting the form or request.

INVESTMENT DIVISION

Investment Divisions are subdivisions of the Separate Account. When You allocate a purchase payment, transfer money or make reallocations of your income payment to an Investment Division, the Investment Division purchases shares of a Portfolio (with the same name) within Trust I, Trust II, the Calvert Fund or the American Funds(R).

METLIFE

MetLife is Metropolitan Life Insurance Company which is the company that issues the Deferred Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."

SEPARATE ACCOUNT

A separate account is an investment account. All assets contributed to Investment Divisions under the Deferred Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities.

VARIABLE ANNUITY

An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying Portfolios. You assume the investment risk for any amounts allocated to the Investment Divisions in a Variable Annuity.

WITHDRAWAL CHARGE

The Withdrawal Charge is the amount we deduct from the amount You have withdrawn from your Deferred Annuity, if You withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.

YOU

In this Prospectus, depending on the context, "You" is the owner of the Deferred Annuity or the participant or Annuitant for whom money is invested under certain group arrangements. In cases where we are referring to giving instructions or making payments to us for 457(b), 403(a), TSA ERISA and certain TSA non-ERISA Deferred Annuities, "You" means the trustee or employer. Under 457(b), 403(a), and 403(b) plans where the participant or Annuitant is permitted to choose among investment choices, "You" means the participant or Annuitant who is giving us instructions about the investment choices. In connection with a 403(b) plan termination, as of the date of the Contract or cash distribution under such plan termination, "You" means the participant who has received such Contract or cash distribution.

   TABLE OF EXPENSES--METLIFE FINANCIAL FREEDOM SELECT DEFERRED ANNUITIES

    The following tables describe the expenses You will pay when You buy, hold or withdraw amounts from your Deferred Annuity. The first table describes charges You will pay at the time You purchase the Deferred Annuity, make withdrawals from your Deferred Annuity or make transfers between the Investment Divisions. There are no fees for the Fixed Interest Account. The tables do not show premium taxes (ranging from 0.5% to 3.5%, which are applicable only in certain jurisdictions--see Appendix I) and other taxes which may apply.

--------------------------------------------------------------------------------
  Contract Owner Transaction Expenses

Sales Charge Imposed on Purchase Payments.........................                           None
Withdrawal Charge (as a percentage of the amount withdrawn) (1)...                       Up to 3%
Transfer Fee (2).................................................. Maximum Guaranteed Charge: $25
                                                                             Current Charge: None
Account Reduction Loan Initiation Fee (3).........................                            $75
Account Reduction Loan Maintenance Fee (per Loan outstanding) (3).                            $50

     The second table describes the fees and expenses that You will bear periodically during the time You hold the Deferred Annuity, but does not include fees and expenses for the Portfolios. You pay the Separate Account charge designated under the appropriate class for the Standard Death Benefit or the Optional Annual Step-Up Death Benefit.

Annual Contract Fee (4)................................ $30

Current Annual Separate Account Charge (as a percentage of your average
Account Balance) for all Investment Divisions except the American Funds
Growth-Income, American Funds Growth and American Funds Global Small
Capitalization Divisions (5)
                                                   e CLASS e BONUS CLASS (6)
Death Benefit                                      ------- -----------------
  Standard Death Benefit..........................  0.50%        0.95%
  Optional Annual Step-Up Death Benefit...........  0.60%        1.05%

Current Annual Separate Account Charge (as a percentage of your average
Account Balance) for the American Funds Growth-Income, American Funds
Growth, American Funds Bond and American Funds Global Small Capitalization
Divisions and maximum guaranteed Separate Account charge (as a percentage of your Account Balance) for all future Investment Divisions (5)
                                                   e CLASS e BONUS CLASS (6)
Death Benefit                                      ------- -----------------
  Standard Death Benefit..........................  0.75%        1.20%
  Optional Annual Step-Up Death Benefit...........  0.85%        1.30%
Optional Guaranteed Minimum Income Benefit (7)............       0.70%
Optional Lifetime Withdrawal Guarantee Benefit
  (8)-maximum charge......................................       0.95%
Optional Lifetime Withdrawal Guarantee Benefit
  (8)-current charge......................................       0.95%

The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that You may bear periodically while You hold the Deferred Annuity. All the Portfolios listed below are Class B except for the Portfolios of the American Funds(R), which are Class 2 Portfolios, American Funds(R) Balanced Allocation Portfolio, American Funds(R) Growth Allocation Portfolio and American Funds(R) Moderate Allocation Portfolio of Trust I which are Class C Portfolios, and the Class I Calvert VP SRI Balanced Portfolio. Certain Portfolios may impose a redemption fee in the future. More details concerning Trust I, Trust II, the Calvert Fund and the American Funds(R) fees and expenses are contained in their respective prospectuses. Current prospectuses for the Portfolios can be obtained by calling 800-638-7732. Please read the prospectuses carefully before making your allocations to the Investment Divisions.

  Minimum and Maximum Total Annual Portfolio Operating Expenses


     Total Annual Portfolio Operating Expenses (expenses   Minimum* Maximum
     that are deducted from Portfolio assets, including      0.52%    1.25%
     management fees, distribution and/or service (12b-1)
     fees, and other expenses)

* Does not take into consideration any American Funds(R) Portfolio, for which an additional Separate Account charge applies.

/1/ A Withdrawal Charge may apply if You take a withdrawal from your Deferred
    Annuity. The charge on the amount withdrawn for each class is calculated according to the following schedule:

            IF WITHDRAWN DURING CONTRACT YEAR  e CLASS e BONUS CLASS
            ---------------------------------  ------- -------------
                       1......................  None         3%
                       2......................               3%
                       3......................               3%
                       4......................               3%
                       5......................               3%
                       6......................               3%
                       7......................               3%
                       Thereafter.............               0%

    There are times when the Withdrawal Charge does not apply to amounts that are withdrawn from a Deferred Annuity. For example, after the first Contract Year, each year You may withdraw up to 10% of your Account Balance without a Withdrawal Charge. These withdrawals are made on a non-cumulative basis.

/2/ We reserve the right to limit transfers as described later in this Prospectus. We reserve the right to impose a transfer fee. The amount of this fee will be no greater than $25 per transfer.

/3/ Either or both fees may be waived or certain groups. The loan maintenance fee is paid on quarterly basis at the end of each quarter on a pro-rata basis from the Investment Divisions and the Fixed Interest Account in which You then have a balance.

/4/ This fee may be waived under certain circumstances. This fee is waived if your Account Balance is at least $50,000 on the day the fee is deducted. The fee will be deducted on a pro-rata basis (determined based upon the number of complete months that have elapsed since the prior Contract Anniversary) if You take a total withdrawal of your Account Balance. This fee will not be deducted if You are on medical leave approved by your employer or called to active armed service duty at the time the fee is to be deducted and your employer has informed us of your status. During the pay-out phase we reserve the right to deduct this fee.

/5/ You pay the Separate Account charge with the Standard Death Benefit for your class of the Deferred Annuity during the pay-out phase of your Contract. Charges for optional benefits are those for a Deferred Annuity purchased after April 30, 2009. Different charges may have been in effect for prior time periods. We reserve the right to impose an additional Separate Account charge on Investment Divisions that we add to the Contract in the future. The additional amount will not exceed the annual rate of 0.25% of the average daily net assets in any such Investment Divisions, as shown in the table labeled "Current Separate Account Charge for American Funds(R) Investment Divisions and maximum guaranteed Separate Account charge for all future Investment Divisions."

    We are waiving 0.08% of the Separate Account charge for the Investment Division investing in the Brighthouse/Wellington Large Cap Research Portfolio (formerly Met/Wellington Large Cap Research Portfolio). We are waiving an amount equal to the Portfolio expenses that are in excess of 0.87% for the Investment Division investing in the Oppenheimer Global Equity Portfolio of Trust I.

/6/ The Separate Account charge with the Standard Death Benefit for the e Bonus
    Class will be reduced by 0.45% to 0.50% (0.75% for amounts in the American Funds(R) Investment Divisions) after You have held the Contract for seven years. Similarly, the Separate Account charge will be reduced by 0.45% to 0.60% for the Annual Step-Up Death Benefit (0.85% for amounts held in the American Funds(R) Investment Divisions and for amounts held in the maximum guaranteed Separate Account charge Investment Divisions) after You Have held the Contract for seven years.

/7/ You may not have the Guaranteed Minimum Income Benefit and the Lifetime
    Withdrawal Benefit in effect at the same time.

    The charge for the Guaranteed Minimum Income Benefit is a percentage of your guaranteed minimum income base, as defined later in this Prospectus, and is deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Fixed Interest Account Balance (net of any outstanding loans) and Separate Account Balance. (We take amounts from the Separate Account by canceling, if available, accumulation units from your Separate Account Balance.) You do not pay this charge once You are in the pay-out phase of your Contract. Different charges for the Guaranteed Minimum Income Benefit were in effect prior to May 4, 2009.

/8/ The charge for the Lifetime Withdrawal Guarantee Benefit is a percentage of your Total Guaranteed Withdrawal Amount, as defined later in this Prospectus, and is deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Fixed Interest Account Balance and Separate Account Balance. (We take amounts from the Separate Account by canceling accumulation units from your Separate Account Balance.) You do not pay this charge once You are in the pay-out phase of your Contract or after your rider terminates. If an Automatic Annual Step-Up occurs under a Lifetime Withdrawal Guarantee Benefit, we may increase the Lifetime Withdrawal Guarantee Benefit charge to then current charge, but no more than a maximum of 0.95%. Different charges for the Lifetime Withdrawal Guarantee Benefit were in effect prior to May 4, 2009. If, at the time the Contract was issued, the current charge for the benefit was equal to the maximum charge, then the charge for the benefit will not increase upon an Automatic Annual Step-Up. (See Lifetime Withdrawal Guarantee Benefit for more information.)

                                                                      DISTRIBUTION          ACQUIRED    TOTAL    FEE WAIVER
                                                                         AND/OR             FUND FEES  ANNUAL      AND/OR
                                                           MANAGEMENT   SERVICE     OTHER      AND    OPERATING    EXPENSE
PORTFOLIO                                                     FEE     (12B-1) FEES EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT
------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS(R)--CLASS 2
American Funds Bond Fund..................................    0.36%       0.25%      0.02%      --      0.63%         --
American Funds Global Small Capitalization Fund...........    0.70%       0.25%      0.04%      --      0.99%         --
American Funds Growth Fund................................    0.33%       0.25%      0.02%      --      0.60%         --
American Funds Growth-Income Fund.........................    0.27%       0.25%      0.02%      --      0.54%         --
BRIGHTHOUSE FUNDS TRUST I
American Funds(R) Balanced Allocation Portfolio--Class C..    0.06%       0.55%        --     0.42%     1.03%         --
American Funds(R) Growth Allocation Portfolio--Class C....    0.06%       0.55%      0.01%    0.43%     1.05%         --
American Funds(R) Moderate Allocation Portfolio--Class C..    0.06%       0.55%      0.01%    0.40%     1.02%         --
Brighthouse Asset Allocation 100 Portfolio--Class B.......    0.07%       0.25%      0.01%    0.68%     1.01%         --
Brighthouse Small Cap Value Portfolio--Class B............    0.75%       0.25%      0.04%    0.06%     1.10%       0.01%
Brighthouse/Franklin Low Duration Total Return Portfolio--
  Class B.................................................    0.49%       0.25%      0.05%      --      0.79%       0.02%
Brighthouse/Wellington Large Cap Research
  Portfolio--Class B......................................    0.56%       0.25%      0.03%      --      0.84%       0.04%
Clarion Global Real Estate Portfolio--Class B.............    0.61%       0.25%      0.04%      --      0.90%         --
ClearBridge Aggressive Growth Portfolio--Class B..........    0.56%       0.25%      0.01%      --      0.82%       0.02%
Harris Oakmark International Portfolio--Class B...........    0.77%       0.25%      0.04%      --      1.06%       0.02%
Invesco Mid Cap Value Portfolio--Class B..................    0.65%       0.25%      0.03%    0.05%     0.98%       0.02%
Invesco Small Cap Growth Portfolio--Class B...............    0.85%       0.25%      0.03%      --      1.13%       0.02%
Loomis Sayles Global Markets Portfolio--Class B...........    0.70%       0.25%      0.08%      --      1.03%         --
MFS(R) Research International Portfolio--Class B..........    0.70%       0.25%      0.04%      --      0.99%       0.06%
Morgan Stanley Mid Cap Growth Portfolio--Class B..........    0.65%       0.25%      0.05%      --      0.95%       0.01%
Oppenheimer Global Equity Portfolio--Class B..............    0.66%       0.25%      0.05%      --      0.96%       0.10%
PIMCO Inflation Protected Bond Portfolio--Class B.........    0.47%       0.25%      0.28%      --      1.00%       0.01%
PIMCO Total Return Portfolio--Class B.....................    0.48%       0.25%      0.05%      --      0.78%       0.03%
SSGA Growth and Income ETF Portfolio--Class B.............    0.31%       0.25%      0.01%    0.22%     0.79%         --
SSGA Growth ETF Portfolio--Class B........................    0.32%       0.25%      0.02%    0.24%     0.83%         --
T. Rowe Price Mid Cap Growth Portfolio--Class B...........    0.75%       0.25%      0.03%      --      1.03%         --
BRIGHTHOUSE FUNDS TRUST II--CLASS B
BlackRock Bond Income Portfolio...........................    0.33%       0.25%      0.04%      --      0.62%         --
BlackRock Capital Appreciation Portfolio..................    0.70%       0.25%      0.02%      --      0.97%       0.09%
BlackRock Large Cap Value Portfolio.......................    0.63%       0.25%      0.03%      --      0.91%       0.03%
Brighthouse Asset Allocation 20 Portfolio.................    0.09%       0.25%      0.03%    0.53%     0.90%       0.02%
Brighthouse Asset Allocation 40 Portfolio.................    0.06%       0.25%        --     0.57%     0.88%         --
Brighthouse Asset Allocation 60 Portfolio.................    0.05%       0.25%        --     0.60%     0.90%         --
                                                                                                                --------------

                                                           NET TOTAL
                                                            ANNUAL
                                                           OPERATING
PORTFOLIO                                                  EXPENSES
--------------------------------------------------------------------
AMERICAN FUNDS(R)--CLASS 2
American Funds Bond Fund..................................   0.63%
American Funds Global Small Capitalization Fund...........   0.99%
American Funds Growth Fund................................   0.60%
American Funds Growth-Income Fund.........................   0.54%
BRIGHTHOUSE FUNDS TRUST I
American Funds(R) Balanced Allocation Portfolio--Class C..   1.03%
American Funds(R) Growth Allocation Portfolio--Class C....   1.05%
American Funds(R) Moderate Allocation Portfolio--Class C..   1.02%
Brighthouse Asset Allocation 100 Portfolio--Class B.......   1.01%
Brighthouse Small Cap Value Portfolio--Class B............   1.09%
Brighthouse/Franklin Low Duration Total Return Portfolio--
  Class B.................................................   0.77%
Brighthouse/Wellington Large Cap Research
  Portfolio--Class B......................................   0.80%
Clarion Global Real Estate Portfolio--Class B.............   0.90%
ClearBridge Aggressive Growth Portfolio--Class B..........   0.80%
Harris Oakmark International Portfolio--Class B...........   1.04%
Invesco Mid Cap Value Portfolio--Class B..................   0.96%
Invesco Small Cap Growth Portfolio--Class B...............   1.11%
Loomis Sayles Global Markets Portfolio--Class B...........   1.03%
MFS(R) Research International Portfolio--Class B..........   0.93%
Morgan Stanley Mid Cap Growth Portfolio--Class B..........   0.94%
Oppenheimer Global Equity Portfolio--Class B..............   0.86%
PIMCO Inflation Protected Bond Portfolio--Class B.........   0.99%
PIMCO Total Return Portfolio--Class B.....................   0.75%
SSGA Growth and Income ETF Portfolio--Class B.............   0.79%
SSGA Growth ETF Portfolio--Class B........................   0.83%
T. Rowe Price Mid Cap Growth Portfolio--Class B...........   1.03%
BRIGHTHOUSE FUNDS TRUST II--CLASS B
BlackRock Bond Income Portfolio...........................   0.62%
BlackRock Capital Appreciation Portfolio..................   0.88%
BlackRock Large Cap Value Portfolio.......................   0.88%
Brighthouse Asset Allocation 20 Portfolio.................   0.88%
Brighthouse Asset Allocation 40 Portfolio.................   0.88%
Brighthouse Asset Allocation 60 Portfolio.................   0.90%
                                                           ---------

                                                                       DISTRIBUTION          ACQUIRED    TOTAL    FEE WAIVER
                                                                          AND/OR             FUND FEES  ANNUAL      AND/OR
                                                            MANAGEMENT   SERVICE     OTHER      AND    OPERATING    EXPENSE
PORTFOLIO                                                      FEE     (12B-1) FEES EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT
-------------------------------------------------------------------------------------------------------------------------------
Brighthouse Asset Allocation 80 Portfolio..................    0.05%       0.25%      0.01%    0.64%     0.95%         --
Brighthouse/Artisan Mid Cap Value Portfolio................    0.82%       0.25%      0.03%      --      1.10%         --
Brighthouse/Wellington Core Equity Opportunities Portfolio.    0.70%       0.25%      0.02%      --      0.97%       0.11%
Jennison Growth Portfolio..................................    0.60%       0.25%      0.02%      --      0.87%       0.08%
Loomis Sayles Small Cap Core Portfolio.....................    0.90%       0.25%      0.06%    0.04%     1.25%       0.08%
Loomis Sayles Small Cap Growth Portfolio...................    0.90%       0.25%      0.06%      --      1.21%       0.09%
MetLife Aggregate Bond Index Portfolio.....................    0.25%       0.25%      0.03%      --      0.53%       0.01%
MetLife Mid Cap Stock Index Portfolio......................    0.25%       0.25%      0.05%    0.01%     0.56%         --
MetLife MSCI EAFE(R) Index Portfolio.......................    0.30%       0.25%      0.08%    0.01%     0.64%         --
MetLife Russell 2000(R) Index Portfolio....................    0.25%       0.25%      0.06%    0.01%     0.57%         --
MetLife Stock Index Portfolio..............................    0.25%       0.25%      0.02%      --      0.52%       0.01%
MFS(R) Total Return Portfolio..............................    0.56%       0.25%      0.05%      --      0.86%         --
MFS(R) Value Portfolio.....................................    0.70%       0.25%      0.02%      --      0.97%       0.14%
Neuberger Berman Genesis Portfolio.........................    0.81%       0.25%      0.04%      --      1.10%       0.01%
T. Rowe Price Large Cap Growth Portfolio...................    0.60%       0.25%      0.02%      --      0.87%       0.02%
T. Rowe Price Small Cap Growth Portfolio...................    0.47%       0.25%      0.03%      --      0.75%         --
Western Asset Management Strategic Bond Opportunities
  Portfolio................................................    0.57%       0.25%      0.03%    0.01%     0.86%       0.05%
Western Asset Management U.S. Government Portfolio.........    0.47%       0.25%      0.03%      --      0.75%       0.01%
CALVERT FUND--CLASS I
Calvert VP SRI Balanced Portfolio..........................    0.53%         --       0.17%      --      0.70%         --
                                                                                                                 --------------

                                                            NET TOTAL
                                                             ANNUAL
                                                            OPERATING
PORTFOLIO                                                   EXPENSES
---------------------------------------------------------------------
Brighthouse Asset Allocation 80 Portfolio..................   0.95%
Brighthouse/Artisan Mid Cap Value Portfolio................   1.10%
Brighthouse/Wellington Core Equity Opportunities Portfolio.   0.86%
Jennison Growth Portfolio..................................   0.79%
Loomis Sayles Small Cap Core Portfolio.....................   1.17%
Loomis Sayles Small Cap Growth Portfolio...................   1.12%
MetLife Aggregate Bond Index Portfolio.....................   0.52%
MetLife Mid Cap Stock Index Portfolio......................   0.56%
MetLife MSCI EAFE(R) Index Portfolio.......................   0.64%
MetLife Russell 2000(R) Index Portfolio....................   0.57%
MetLife Stock Index Portfolio..............................   0.51%
MFS(R) Total Return Portfolio..............................   0.86%
MFS(R) Value Portfolio.....................................   0.83%
Neuberger Berman Genesis Portfolio.........................   1.09%
T. Rowe Price Large Cap Growth Portfolio...................   0.85%
T. Rowe Price Small Cap Growth Portfolio...................   0.75%
Western Asset Management Strategic Bond Opportunities
  Portfolio................................................   0.81%
Western Asset Management U.S. Government Portfolio.........   0.74%
CALVERT FUND--CLASS I
Calvert VP SRI Balanced Portfolio..........................   0.70%
                                                            ---------

    The information shown in the table above was provided by the Portfolios. Certain Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Portfolios only with the approval of the Portfolio's board of directors or trustees. Please see the Portfolios' prospectuses for additional information regarding these arrangements.

    Certain Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

  EXAMPLES
  These Examples are intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner Transaction Expenses, Annual Contract Fees, if any, Separate Account Annual Charges, and Total Annual Portfolio Operating Expenses.
  Examples 1 and 2 assume You purchased the Contract with optional benefits that resulted in the highest possible combination of charges. Examples 3 and 4 assume You purchased the Contract with no optional benefits that resulted in the least expensive combination of charges. Example 1. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $ 10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 . your Account Balance is $16,000 (for purposes of determining the impact of the Annual Contract Fee);
 .  there was no allocation to the Fixed Interest Account;
 . You bear the Minimum or Maximum Total Annual Portfolio Operating Expenses (without reimbursement and/or waiver of expenses);
 .  You select the e Class;
 .  the underlying Portfolio earns a 5% annual return;
 .  You select the Annual Step-Up Death Benefit; and
 .  You select the Lifetime Withdrawal Guarantee Benefit.

  You fully surrender your Contract, You elect to annuitize (select an income payment type under which You receive income payments over your lifetime) or You do not elect to annuitize (no Withdrawal Charges apply to the e Class).

                                                      1     3     5     10
                                                     YEAR YEARS YEARS  YEARS
  ---------------------------------------------------------------------------
  Maximum........................................... $310 $896  $1,519 $3,257
  Minimum........................................... $237 $675  $1,147 $2,498

  Example 2. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 . your Account Balance is $16,000 (for purposes of determining the impact of the Annual Contract Fee);
 .  there was no allocation to the Fixed Interest Account;
 . You bear the Minimum or Maximum Total Annual Portfolio Operating Expenses (without reimbursement and/or waiver of expenses);
 .  You select the e Bonus Class;
 .  the underlying Portfolio earns a 5% annual return;
 .  You select the Annual Step-Up Death Benefit; and
 .  You select the Lifetime Withdrawal Guarantee Benefit.

  You fully surrender your Contract with applicable Withdrawal Charges deducted.

                                                      1     3      5     10
                                                     YEAR YEARS  YEARS  YEARS
  ----------------------------------------------------------------------------
  Maximum........................................... $655 $1,300 $2,012 $3,548
  Minimum........................................... $582 $1,081 $1,648 $2,811

  You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges will be deducted).

                                                      1     3      5     10
                                                     YEAR YEARS  YEARS  YEARS
  ----------------------------------------------------------------------------
  Maximum........................................... $355 $1,030 $1,742 $3,548
  Minimum........................................... $282   $811 $1,378 $2,811

  Example 3. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 . your total Account Balance is $16,000 (for purposes of determining the impact of the Annual Contract Fee);
 .  there was no allocation to the Fixed Interest Account;
 . You bear the Minimum or Maximum Total Annual Portfolio Operating Expenses (without reimbursement and/or waiver of expenses);
 .  You select the e Class; and
 .  the underlying Portfolio earns a 5% annual return.

  You fully surrender your Contract, You elect to annuitize (select on income payment type under which You receive payments over your lifetime) or You do not elect to annuitize (no Withdrawal Charges apply to the e Class).

                                                       1     3     5    10
                                                      YEAR YEARS YEARS YEARS
   --------------------------------------------------------------------------
   Maximum........................................... $205 $571  $962  $2,054
   Minimum........................................... $132 $348  $581  $1,250

  Example 4. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 . your total Account Balance is $16,000 (for purposes of determining the impact of the Annual Contract Fee);
 .  there was no allocation to the Fixed Interest Account;
 . You bear the Minimum or Maximum Total Annual Portfolio Operating Expenses (without reimbursement and/or waiver of expenses);
 .  You select the e Bonus Class; and
 .  the underlying Portfolio earns a 5% annual return.

  You surrender your Contract with applicable charges deducted.

                                                      1     3     5     10
                                                     YEAR YEARS YEARS  YEARS
  ---------------------------------------------------------------------------
  Maximum........................................... $550 $977  $1,461 $2,358
  Minimum........................................... $477 $756  $1,087 $1,577

  You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges will be deducted).

                                                      1     3     5     10
                                                     YEAR YEARS YEARS  YEARS
  ---------------------------------------------------------------------------
  Maximum........................................... $250 $707  $1,191 $2,358
  Minimum........................................... $177 $486    $817 $1,577

   ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION

       See Appendix III

METLIFE

      Metropolitan Life Insurance Company ("MLIC" or the "Company") is a leading provider of life insurance, annuities, employee benefits and asset management, with operations throughout the United States. The
Company offers a broad range of protection products and services aimed at serving the financial needs of its customers throughout their lives. These products are sold to corporations and their respective employees, other institutions and their respective members, as well as individuals. The Company was incorporated under the laws of New York in 1868. The Company's home office is located at 200 Park Avenue, New York, New York 10166-0188. The Company is a wholly-owned subsidiary of MetLife, Inc. MetLife, Inc., together with its subsidiaries and affiliates, is a global provider of life insurance, annuities, employee benefits and asset management, serving approximately 100 million customers. MetLife, Inc., through its subsidiaries and affiliates, holds leading market positions in the United States, Japan, Latin America, Asia, Europe and the Middle East.

METROPOLITAN LIFE

SEPARATE ACCOUNT E

       We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the MetLife Financial Freedom Select Variable Annuity
Contracts and some other Variable Annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act").

The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to our other business.

We are obligated to pay all money we owe under the Contracts--such as death benefits and income payments--even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, or optional Guaranteed Withdrawal Benefit that exceeds the assets in the Separate Account are also paid from our general account. Because of exemptive and exclusionary provisions our general account has not been registered as an investment company under the Investment Company Act of 1940. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and our long term ability to make such payments, and are not guaranteed by our parent company, MetLife, Inc., or by any other party. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife is regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.

The investment manager to certain of the Portfolios offered with the Contracts or with other Variable Annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, the Company has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act ("CEA"), and is not subject to registration or regulation as a pool operator under the CEA.

VARIABLE ANNUITIES

    This Prospectus describes a type of Variable Annuity, a Deferred Annuity. These annuities are "variable" because the value of your account or income payment varies based on the investment performance of the Investment
Divisions You choose. In short, the value of your Deferred Annuity and your income payments under a variable pay-out option of your Deferred Annuity may go up or down. Since the investment performance is not guaranteed, your money is at risk. The degree of risk will depend on the Investment Divisions You select. The Accumulation Unit Value or Annuity Unit Value for each Investment Division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus.

The Deferred Annuities have a fixed interest rate option called the "Fixed Interest Account." The Fixed Interest Account is not available to all contract owners. The Fixed Interest Account is part of our general account and offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your Contract is issued but will not be less than 1%. Your registered representative can tell you the current and minimum interest rates. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor our general account has been registered as an investment company under the 1940 Act. The Fixed Interest Account is not available with a Deferred Annuity issued in New York State with the optional Guaranteed Minimum Income Benefit. The variable pay-out options under the Deferred Annuities have a fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them. All guarantees as to Purchase Payments or Account Balance allocated to the Fixed Account, interest credited to the Fixed Account, and fixed Annuity Payments are subject to our financial strength and claims-paying ability.

REPLACEMENT OF ANNUITY CONTRACTS

EXCHANGE PROGRAMS: From time to time we may offer programs under which certain fixed or Variable Annuity contracts previously issued by us may be exchanged for the Deferred Annuity offered by this Prospectus. Currently, with respect to exchanges from certain of our Variable Annuity contracts to this Deferred Annuity, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Balance of this Deferred Annuity attributable to the exchanged assets will not be subject to any Withdrawal Charge. Any additional purchase payments contributed to the new Deferred Annuity will be subject to all fees and charges, including the Withdrawal Charge described in the current Prospectus for the new Deferred Annuity. You should carefully consider whether an exchange is appropriate for You by comparing the death benefits, living benefits, and other guarantees provided by the contract You currently own to the benefits and guarantees that would be provided by the new Contract offered by this Prospectus. Then, You should compare the fees and charges (e.g., the death benefit charges, the living benefit charges, and the separate account charge) of your current contract to the fees and charges of the new Contract, which may be higher than your current contract. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for Federal income tax-purposes; however, You should consult your tax adviser before making any such exchange.

OTHER EXCHANGES: Generally, You can change one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code (the "Code"). Before making an exchange, You should compare both annuities carefully. If You exchange another annuity for the one described in this Prospectus, unless the exchange occurs under one of our exchange programs described above, You might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this Deferred Annuity Contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the Deferred Annuity Contract until we have received the initial purchase payment from your existing insurance company, the issuance of the Contract may be delayed. Generally, it is not advisable to purchase a Deferred Annuity Contract as a replacement for an existing variable annuity contract. Before You exchange another annuity for our Deferred Annuity Contract, ask your registered representative whether the exchange would be advantageous, given the Contract features, benefits and charges.

THE DEFERRED ANNUITY

    You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit investment returns as long as the money remains in your account.

All TSA plans (ERISA and non-ERISA), IRAs (including SEPs and SIMPLE IRAs), 457(b) plans and 403(a) arrangements receive tax deferral under the Code. There are no additional tax benefits from funding TSA ERISA or non-ERISA plans, IRAs (including SEPs and SIMPLE IRAs), 457(b) plans and 403(a) arrangements with a Deferred Annuity. Therefore, there should be reasons other than tax deferral for acquiring the Deferred Annuity, such as the availability of a guaranteed income for life, the death benefits or the other optional benefits available under this Deferred Annuity.

A Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase. The pay-out phase begins when You either take all of your money out of the account or elect income payments using the money in your account. The number and the amount of the income payments You receive will depend on such things as the type of pay-out option You choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer the insurance benefit of income payment options, including our guarantee of income for your lifetime, they are "annuities."

The Deferred Annuity is offered in this Prospectus in two variations, which we call "classes." Your employer, association or other group contract holder may limit the availability of certain classes. If available, only the e Class is available to the 457(b) Deferred Annuity issued to state and local governments in New York State. We also offer other classes of the Deferred Annuity. Each has its own Separate Account charge and applicable Withdrawal Charge (except e Class which has no Withdrawal Charge). The Deferred Annuity also offers You the opportunity to choose optional benefits ("riders"), each for a charge in addition to the Separate Account charge with the Standard Death Benefit for that class. If You purchase the optional death benefit You receive the optional benefit in place of the Standard Death Benefit. In deciding what class of the Deferred Annuity to purchase, You should consider the amount of Separate Account and Withdrawal Charges You are willing to bear relative to your needs. In deciding whether to purchase the optional benefits, You should consider the desirability of the benefit relative to its additional cost and to your needs. Unless You tell us otherwise, we will assume that You are purchasing the e Class Deferred Annuity with the Standard Death Benefit and no optional benefits. These optional benefits are:

..   an Annual Step-Up Death Benefit;

..   Guaranteed Minimum Income Benefit ("GMIB"); and

..   a Lifetime Withdrawal Guarantee Benefit ("LWG").

Each of these optional benefits is described in more detail later in this Prospectus. Optional benefits may not be available in all states.

We may restrict the investment choices available to You if You select certain optional benefits. These restrictions are intended to reduce the risk of investment losses which could require the Company to use its general account assets to pay amounts due under the selected optional benefit.

Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your Contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the Prospectus describing such benefits and guarantees.

We make available other classes of the Deferred Annuity based upon the characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, aggregate amount of anticipated purchase payments or anticipated persistency. The availability of other classes to contract owners will be made in a reasonable manner and will not be unfairly discriminatory to the interests of any contract owner.

The Prospectus describes the material features of the Deferred Annuity.

The Deferred Annuities are no longer available for sale to employer sponsored retirement plans, except for sales of SEPs and SIMPLE Individual Retirement Annuities, subject to our underwriting requirements. MetLife will continue to accept additional purchase payments and new enrollments under plans currently funded by a Deferred Annuity.

CLASSES OF THE DEFERRED ANNUITY

E CLASS

The e Class has a 0.50% annual Separate Account charge (0.75% in the case of each American Funds(R) Investment Division) and no Withdrawal Charge. If You choose the optional death benefit, the Separate Account charge would be 0.60%, or in the case of each American Funds(R) Investment Division, 0.85%.

THE E BONUS CLASS

You may purchase a Contract in the e Bonus Class before your 81st birthday. Under the e Bonus Class Deferred Annuity, we currently credit 3% to each of your purchase payments made during the first Contract Year, except for those purchase payments which consist of money from eligible rollover distributions or direct transfers from an investment vehicle (such as an annuity or a mutual fund) that was sold by MetLife or one of its affiliates. (For Deferred Annuities issued in Connecticut and certain other states, the credit also applies to purchase payments which consist of money from eligible rollover distributions or direct transfers from an investment vehicle that was sold by MetLife or one of its affiliates.) You may only receive the 3% credit if You are less than 66 years old at date of issue. The Bonus will be applied on a pro-rata basis to the Fixed Interest Account, if available, and the Investment Divisions of the Separate Account based upon your allocation for your purchase payments at the time the purchase payment is credited. The e Bonus Class may not be available in all states. The e Bonus Class has a 0.95% annual Separate Account charge (1.20% in the case of each American Funds(R) Investment Division) and a seven year Withdrawal Charge on the amount withdrawn. The Separate Account charge with the Standard Death Benefit declines 0.45% to 0.50% (0.75% in the case of each American Funds(R) Investment Division) after You have held the Contract for seven years. If You choose the optional death benefit, the Separate Account charge would be 1.05% or, in the case of each American Funds(R) Investment Division, 1.30%. The Separate Account charge with the Annual Step-Up Death Benefit declines 0.45% to 0.60% (0.85% in the case of each American Funds(R) Investment Division) after You have held the Contract for seven years.

Investment returns for the e Bonus Class Deferred Annuity may be lower than those for the e Class Deferred Annuity if Separate Account investment performance is not sufficiently high to offset increased Separate Account charges for the e Bonus Class Deferred Annuity. (If the Fixed Interest Account is available, Fixed Interest Account rates for the e Bonus Class may be lower than those declared for the other classes.) Therefore, the choice between the e Bonus Class and the e Class Deferred Annuity is a judgment as to whether a higher Separate Account charge with a 3% credit is more advantageous than a lower Separate Account charge without the 3% credit.

There is no guarantee that the e Bonus Class Deferred Annuity will have higher returns than the e Class Deferred Annuity, the other classes of the Deferred Annuity, similar contracts without a bonus or any other investment. The Bonus will be credited only to purchase payments made during the first Contract Year, while the additional Separate Account charge of 0.45% for the Bonus will be assessed on all amounts in the Separate Account for the first seven years.

The following table demonstrates contract values based upon hypothetical investment returns for a Deferred Annuity with the 3% credit (with and without the impact of a Withdrawal Charge) compared to a Contract without the Bonus. Both Deferred Annuities are assumed to have no optional benefits. The figures are based on:

a)  a $50,000 initial purchase payment with no other purchase payments;

b) deduction of the Separate Account charge at a rate of 0.95% (0.50% in years 8-10) (e Bonus Class Deferred Annuity) and 0.50% (e Class Deferred Annuity);

c) deduction of a Withdrawal Charge at a rate of 3% in years 1-7 with 10% of the Account Balance free of such charge in years 2 through 7 (none in years 8-10) (e Bonus Class Deferred Annuity) and none (e Class Deferred Annuity); and

d) an assumed investment return for the investment choices before Separate Account charges of 7.30% for each of 10 years.

-----------------------------------------------------------------------------------------------------------------------

                                                         e Bonus Class (0.95% Separate Account
                                                          charge and 3% Withdrawal Charge for   e Class (0.50% Separate
                                     e Bonus Class       first 7 years with 10% of the Account    Account charge and
                                (0.95% Separate Account  Balance free of such charge in years 2  no Withdrawal Charge
Contract Year                  charge for first 7 years)               through 7)                     all years)
-----------------------------------------------------------------------------------------------------------------------
1                                       $54,770                         $53,127                         $53,400
-----------------------------------------------------------------------------------------------------------------------
2                                       $58,248                         $56,675                         $57,031
-----------------------------------------------------------------------------------------------------------------------
3                                       $61,947                         $60,274                         $60,909
-----------------------------------------------------------------------------------------------------------------------
4                                       $65,881                         $64,102                         $65,051
-----------------------------------------------------------------------------------------------------------------------
5                                       $70,064                         $68,172                         $69,475
-----------------------------------------------------------------------------------------------------------------------
6                                       $74,513                         $72,501                         $74,199
-----------------------------------------------------------------------------------------------------------------------
7                                       $79,245                         $77,105                         $79,244
-----------------------------------------------------------------------------------------------------------------------
8                                       $84,633                         $84,633                         $84,633
-----------------------------------------------------------------------------------------------------------------------
9                                       $90,388                         $90,388                         $90,388
-----------------------------------------------------------------------------------------------------------------------
10                                      $96,535                         $96,535                         $96,534
-----------------------------------------------------------------------------------------------------------------------

Generally, the higher the rate of return, the more advantageous the e Bonus Class is. The table above assumes no additional purchase payments are made after the first Contract Anniversary. If additional purchase payments were made to the Deferred Annuity, the rate of return would have to be higher in order to "break-even" by the end of the seventh year or the break-even point would otherwise occur sooner. The "break-even" point is when the Account Balance of an e Bonus Class Contract will equal the Account Balance of an e Class Contract, assuming equal initial purchase payments and a level rate of return, and thereafter, the Account Balance would be higher in the e Class Contract.

The decision to elect the e Bonus Class is irrevocable. We may make a profit from the additional Separate Account charge and the Withdrawal Charge.

The guaranteed annuity rates for the e Bonus Class are the same as those for the e Class of the Deferred Annuity. Current rates for the e Bonus Class may be lower than those for the e Class of the Deferred Annuity.

For the TSA Deferred Annuity, any 3% credit does not become yours until after the "free look" period; we retrieve it if You exercise the "free look." Your exercise of the "free look" is the only circumstance under which the 3% credit will be retrieved (commonly called "recapture"). We then will refund either your purchase payments or Account Balance, depending upon your state law. In the case of a refund of Account Balance, the refunded amount will include any investment performance on amounts attributable to the 3% credit. If there have been any losses from the investment performance on the amounts attributable to the 3% credit, we will bear that loss.

YOUR INVESTMENT CHOICES

Trust I, Trust II, the Calvert Fund and the American Funds(R) and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. You should read these prospectuses carefully before making purchase payments to the Investment Divisions. Except for the Calvert Fund, all classes of shares available to the Deferred Annuities have a 12b-1 Plan fee.

The investment choices are listed in alphabetical order below (based upon the Portfolios' legal names). (See Appendix IV Portfolio Legal and Marketing Names.) The Investment Divisions generally offer the opportunity for greater returns over the long term than our Fixed Interest Account. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The degree of investment risk You assume will depend on the Investment Divisions You choose. While the Investment Divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these Investment Divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance or variable income payments based on amounts allocated to the Investment Divisions may go down as well as up.

Each Portfolio has different investment objectives and risks. The Portfolio prospectuses contain more detailed information on each Portfolio's investment strategy, investment managers and its fees. You may obtain a Portfolio prospectus by calling 800-638-7732, or through your registered representative. We do not guarantee the investment results of the Portfolios.

The current Portfolios are listed below, along with their investment manager and any sub-investment manager.

     PORTFOLIO                INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
     ---------                --------------------                -----------------------------
                                 AMERICAN FUNDS(R)
                     SEEKS AS HIGH A LEVEL OF CURRENT INCOME CAPITAL RESEARCH AND MANAGEMENT COMPANY
AMERICAN             AS IS CONSISTENT WITH THE PRESERVATION
FUNDS                OF CAPITAL.
BOND
FUND
                     SEEKS LONG-TERM GROWTH OF CAPITAL.      CAPITAL RESEARCH AND MANAGEMENT COMPANY
AMERICAN
FUNDS
GLOBAL
SMALL
CAPITALIZATION
FUND
                     SEEKS GROWTH OF CAPITAL.                CAPITAL RESEARCH AND MANAGEMENT COMPANY
AMERICAN
FUNDS
GROWTH
FUND
                     SEEKS LONG-TERM GROWTH OF CAPITAL AND   CAPITAL RESEARCH AND MANAGEMENT COMPANY
AMERICAN             INCOME.
FUNDS
GROWTH-INCOME
FUND
                             BRIGHTHOUSE FUNDS TRUST I
                     SEEKS A BALANCE BETWEEN A HIGH LEVEL    BRIGHTHOUSE INVESTMENT ADVISERS, LLC
AMERICAN             OF CURRENT INCOME AND GROWTH OF
FUNDS(R)             CAPITAL, WITH A GREATER EMPHASIS ON
BALANCED             GROWTH OF CAPITAL.
ALLOCATION
PORTFOLIO
                     SEEKS GROWTH OF CAPITAL.                BRIGHTHOUSE INVESTMENT ADVISERS, LLC
AMERICAN
FUNDS(R)
GROWTH
ALLOCATION
PORTFOLIO
                     SEEKS A HIGH TOTAL RETURN IN THE FORM   BRIGHTHOUSE INVESTMENT ADVISERS, LLC
AMERICAN             OF INCOME AND GROWTH OF CAPITAL, WITH
FUNDS(R)             A GREATER EMPHASIS ON INCOME.
MODERATE
ALLOCATION
PORTFOLIO
                     SEEKS GROWTH OF CAPITAL.                BRIGHTHOUSE INVESTMENT ADVISERS, LLC
BRIGHTHOUSE
ASSET
ALLOCATION
100
PORTFOLIO
                     SEEKS LONG-TERM CAPITAL APPRECIATION.   BRIGHTHOUSE INVESTMENT ADVISERS, LLC
BRIGHTHOUSE                                                  SUBADVISERS: DELAWARE INVESTMENTS FUND
SMALL                                                        ADVISERS; WELLS CAPITAL MANAGEMENT
CAP                                                          INCORPORATED
VALUE
PORTFOLIO
                     SEEKS A HIGH LEVEL OF CURRENT INCOME,   BRIGHTHOUSE INVESTMENT ADVISERS, LLC
BRIGHTHOUSE/FRANKLIN WHILE SEEKING PRESERVATION OF           SUBADVISER: FRANKLIN ADVISERS, INC.
LOW                  SHAREHOLDERS' CAPITAL.
DURATION
TOTAL
RETURN
PORTFOLIO

      PORTFOLIO                 INVESTMENT OBJECTIVE                  INVESTMENT ADVISER/SUBADVISER
      ---------                 --------------------                  -----------------------------
                       SEEKS LONG-TERM CAPITAL APPRECIATION.   BRIGHTHOUSE INVESTMENT ADVISERS, LLC
BRIGHTHOUSE/WELLINGTON                                         SUBADVISER: WELLINGTON MANAGEMENT
LARGE                                                          COMPANY LLP
CAP
RESEARCH
PORTFOLIO
                       SEEKS TOTAL RETURN THROUGH INVESTMENT   BRIGHTHOUSE INVESTMENT ADVISERS, LLC
CLARION                IN REAL ESTATE SECURITIES, EMPHASIZING  SUBADVISER: CBRE CLARION SECURITIES LLC
GLOBAL                 BOTH CAPITAL APPRECIATION AND CURRENT
REAL                   INCOME.
ESTATE
PORTFOLIO
                       SEEKS CAPITAL APPRECIATION.             BRIGHTHOUSE INVESTMENT ADVISERS, LLC
CLEARBRIDGE                                                    SUBADVISER: CLEARBRIDGE INVESTMENTS, LLC
AGGRESSIVE
GROWTH
PORTFOLIO
                       SEEKS LONG-TERM CAPITAL APPRECIATION.   BRIGHTHOUSE INVESTMENT ADVISERS, LLC
HARRIS                                                         SUBADVISER: HARRIS ASSOCIATES L.P.
OAKMARK
INTERNATIONAL
PORTFOLIO
                       SEEKS HIGH TOTAL RETURN BY INVESTING IN BRIGHTHOUSE INVESTMENT ADVISERS, LLC
INVESCO                EQUITY SECURITIES OF MID-SIZED          SUBADVISER: INVESCO ADVISERS, INC.
MID                    COMPANIES.
CAP
VALUE
PORTFOLIO
                       SEEKS LONG-TERM GROWTH OF CAPITAL.      BRIGHTHOUSE INVESTMENT ADVISERS, LLC
INVESCO                                                        SUBADVISER: INVESCO ADVISERS, INC.
SMALL
CAP
GROWTH
PORTFOLIO
                       SEEKS HIGH TOTAL INVESTMENT RETURN      BRIGHTHOUSE INVESTMENT ADVISERS, LLC
LOOMIS                 THROUGH A COMBINATION OF CAPITAL        SUBADVISER: LOOMIS, SAYLES & COMPANY, L.P.
SAYLES                 APPRECIATION AND INCOME.
GLOBAL
MARKETS
PORTFOLIO
                       SEEKS CAPITAL APPRECIATION.             BRIGHTHOUSE INVESTMENT ADVISERS, LLC
MFS(R)                                                         SUBADVISER: MASSACHUSETTS FINANCIAL SERVICES
RESEARCH                                                       COMPANY
INTERNATIONAL
PORTFOLIO
                       SEEKS CAPITAL APPRECIATION.             BRIGHTHOUSE INVESTMENT ADVISERS, LLC
MORGAN                                                         SUBADVISER: MORGAN STANLEY INVESTMENT
STANLEY                                                        MANAGEMENT INC.
MID
CAP
GROWTH
PORTFOLIO
                       SEEKS CAPITAL APPRECIATION.             BRIGHTHOUSE INVESTMENT ADVISERS, LLC
OPPENHEIMER                                                    SUBADVISER: OPPENHEIMERFUNDS, INC.
GLOBAL
EQUITY
PORTFOLIO
                       SEEKS MAXIMUM REAL RETURN,              BRIGHTHOUSE INVESTMENT ADVISERS, LLC
PIMCO                  CONSISTENT WITH PRESERVATION OF CAPITAL SUBADVISER: PACIFIC INVESTMENT MANAGEMENT
INFLATION              AND PRUDENT INVESTMENT MANAGEMENT.      COMPANY LLC
PROTECTED
BOND
PORTFOLIO
                       SEEKS MAXIMUM TOTAL RETURN,             BRIGHTHOUSE INVESTMENT ADVISERS, LLC
PIMCO                  CONSISTENT WITH THE PRESERVATION OF     SUBADVISER: PACIFIC INVESTMENT MANAGEMENT
TOTAL                  CAPITAL AND PRUDENT INVESTMENT          COMPANY LLC
RETURN                 MANAGEMENT.
PORTFOLIO
SSGA                   SEEKS GROWTH OF CAPITAL AND INCOME.     BRIGHTHOUSE INVESTMENT ADVISERS, LLC
GROWTH                                                         SUBADVISER: SSGA FUNDS MANAGEMENT, INC.
AND
INCOME
ETF
PORTFOLIO
SSGA                   SEEKS GROWTH OF CAPITAL.                BRIGHTHOUSE INVESTMENT ADVISERS, LLC
GROWTH                                                         SUBADVISER: SSGA FUNDS MANAGEMENT, INC.
ETF
PORTFOLIO
T.                     SEEKS LONG-TERM GROWTH OF CAPITAL.      BRIGHTHOUSE INVESTMENT ADVISERS, LLC
ROWE                                                           SUBADVISER: T. ROWE PRICE ASSOCIATES, INC.
PRICE
MID
CAP
GROWTH
PORTFOLIO
                               BRIGHTHOUSE FUNDS TRUST II
                       SEEKS A COMPETITIVE TOTAL RETURN        BRIGHTHOUSE INVESTMENT ADVISERS, LLC
BLACKROCK              PRIMARILY FROM INVESTING IN FIXED-      SUBADVISER: BLACKROCK ADVISORS, LLC
BOND                   INCOME SECURITIES.
INCOME
PORTFOLIO
                       SEEKS LONG-TERM GROWTH OF CAPITAL.      BRIGHTHOUSE INVESTMENT ADVISERS, LLC
BLACKROCK                                                      SUBADVISER: BLACKROCK ADVISORS, LLC
CAPITAL
APPRECIATION
PORTFOLIO
                       SEEKS LONG-TERM GROWTH OF CAPITAL.      BRIGHTHOUSE INVESTMENT ADVISERS, LLC
BLACKROCK                                                      SUBADVISER: BLACKROCK ADVISORS, LLC
LARGE
CAP
VALUE
PORTFOLIO
                       SEEKS A HIGH LEVEL OF CURRENT INCOME,   BRIGHTHOUSE INVESTMENT ADVISERS, LLC
BRIGHTHOUSE            WITH GROWTH OF CAPITAL AS A SECONDARY
ASSET                  OBJECTIVE.
ALLOCATION
20
PORTFOLIO
                       SEEKS HIGH TOTAL RETURN IN THE FORM OF  BRIGHTHOUSE INVESTMENT ADVISERS, LLC
BRIGHTHOUSE            INCOME AND GROWTH OF CAPITAL, WITH A
ASSET                  GREATER EMPHASIS ON INCOME.
ALLOCATION
40
PORTFOLIO
                       SEEKS A BALANCE BETWEEN A HIGH LEVEL    BRIGHTHOUSE INVESTMENT ADVISERS, LLC
BRIGHTHOUSE            OF CURRENT INCOME AND GROWTH OF
ASSET                  CAPITAL, WITH A GREATER EMPHASIS ON
ALLOCATION             GROWTH OF CAPITAL.
60
PORTFOLIO

      PORTFOLIO                INVESTMENT OBJECTIVE                 INVESTMENT ADVISER/SUBADVISER
      ---------                --------------------                 -----------------------------
                       SEEKS GROWTH OF CAPITAL.              BRIGHTHOUSE INVESTMENT ADVISERS, LLC
BRIGHTHOUSE
ASSET
ALLOCATION
80
PORTFOLIO
                       SEEKS LONG-TERM CAPITAL GROWTH.       BRIGHTHOUSE INVESTMENT ADVISERS, LLC
BRIGHTHOUSE/ARTISAN                                          SUBADVISER: ARTISAN PARTNERS LIMITED
MID                                                          PARTNERSHIP
CAP
VALUE
PORTFOLIO
                       SEEKS TO PROVIDE A GROWING STREAM OF  BRIGHTHOUSE INVESTMENT ADVISERS, LLC
BRIGHTHOUSE/WELLINGTON INCOME OVER TIME AND, SECONDARILY,    SUBADVISER: WELLINGTON MANAGEMENT
CORE                   LONG-TERM CAPITAL APPRECIATION AND    COMPANY LLP
EQUITY                 CURRENT INCOME.
OPPORTUNITIES
PORTFOLIO
                       SEEKS LONG-TERM GROWTH OF CAPITAL.    BRIGHTHOUSE INVESTMENT ADVISERS, LLC
JENNISON                                                     SUBADVISER: JENNISON ASSOCIATES LLC
GROWTH
PORTFOLIO
                       SEEKS LONG-TERM CAPITAL GROWTH FROM   BRIGHTHOUSE INVESTMENT ADVISERS, LLC
LOOMIS                 INVESTMENTS IN COMMON STOCKS OR       SUBADVISER: LOOMIS, SAYLES & COMPANY, L.P.
SAYLES                 OTHER EQUITY SECURITIES.
SMALL
CAP
CORE
PORTFOLIO
                       SEEKS LONG-TERM CAPITAL GROWTH.       BRIGHTHOUSE INVESTMENT ADVISERS, LLC
LOOMIS                                                       SUBADVISER: LOOMIS, SAYLES & COMPANY, L.P.
SAYLES
SMALL
CAP
GROWTH
PORTFOLIO
                       SEEKS TO TRACK THE PERFORMANCE OF THE BRIGHTHOUSE INVESTMENT ADVISERS, LLC
METLIFE                BLOOMBERG BARCLAYS U.S. AGGREGATE     SUBADVISER: METLIFE INVESTMENT ADVISORS,
AGGREGATE              BOND INDEX.                           LLC
BOND
INDEX
PORTFOLIO
                       SEEKS TO TRACK THE PERFORMANCE OF THE BRIGHTHOUSE INVESTMENT ADVISERS, LLC
METLIFE                STANDARD & POOR'S MIDCAP 400(R)       SUBADVISER: METLIFE INVESTMENT ADVISORS,
MID                    COMPOSITE STOCK PRICE INDEX.          LLC
CAP
STOCK
INDEX
PORTFOLIO
                       SEEKS TO TRACK THE PERFORMANCE OF THE BRIGHTHOUSE INVESTMENT ADVISERS, LLC
METLIFE                MSCI EAFE(R) INDEX.                   SUBADVISER: METLIFE INVESTMENT ADVISORS,
MSCI                                                         LLC
EAFE(R)
INDEX
PORTFOLIO
                       SEEKS TO TRACK THE PERFORMANCE OF THE BRIGHTHOUSE INVESTMENT ADVISERS, LLC
METLIFE                RUSSELL 2000(R) INDEX.                SUBADVISER: METLIFE INVESTMENT ADVISORS,
RUSSELL                                                      LLC
2000(R)
INDEX
PORTFOLIO
                       SEEKS TO TRACK THE PERFORMANCE OF THE BRIGHTHOUSE INVESTMENT ADVISERS, LLC
METLIFE                STANDARD & POOR'S 500(R) COMPOSITE    SUBADVISER: METLIFE INVESTMENT ADVISORS,
STOCK                  STOCK PRICE INDEX.                    LLC
INDEX
PORTFOLIO
                       SEEKS A FAVORABLE TOTAL RETURN        BRIGHTHOUSE INVESTMENT ADVISERS, LLC
MFS(R)                 THROUGH INVESTMENT IN A DIVERSIFIED   SUBADVISER: MASSACHUSETTS FINANCIAL SERVICES
TOTAL                  PORTFOLIO.                            COMPANY
RETURN
PORTFOLIO
                       SEEKS CAPITAL APPRECIATION.           BRIGHTHOUSE INVESTMENT ADVISERS, LLC
MFS(R)                                                       SUBADVISER: MASSACHUSETTS FINANCIAL SERVICES
VALUE                                                        COMPANY
PORTFOLIO
                       SEEKS HIGH TOTAL RETURN, CONSISTING   BRIGHTHOUSE INVESTMENT ADVISERS, LLC
NEUBERGER              PRINCIPALLY OF CAPITAL APPRECIATION.  SUBADVISER: NEUBERGER BERMAN INVESTMENT
BERMAN                                                       ADVISERS LLC
GENESIS
PORTFOLIO
T.                     SEEKS LONG-TERM GROWTH OF CAPITAL.    BRIGHTHOUSE INVESTMENT ADVISERS, LLC
ROWE                                                         SUBADVISER: T. ROWE PRICE ASSOCIATES, INC.
PRICE
LARGE
CAP
GROWTH
PORTFOLIO
T.                     SEEKS LONG-TERM CAPITAL GROWTH.       BRIGHTHOUSE INVESTMENT ADVISERS, LLC
ROWE                                                         SUBADVISER: T. ROWE PRICE ASSOCIATES, INC.
PRICE
SMALL
CAP
GROWTH
PORTFOLIO
                       SEEKS TO MAXIMIZE TOTAL RETURN        BRIGHTHOUSE INVESTMENT ADVISERS, LLC
WESTERN                CONSISTENT WITH PRESERVATION OF       SUBADVISER: WESTERN ASSET MANAGEMENT
ASSET                  CAPITAL.                              COMPANY
MANAGEMENT
STRATEGIC
BOND
OPPORTUNITIES
PORTFOLIO
                       SEEKS TO MAXIMIZE TOTAL RETURN        BRIGHTHOUSE INVESTMENT ADVISERS, LLC
WESTERN                CONSISTENT WITH PRESERVATION OF       SUBADVISER: WESTERN ASSET MANAGEMENT
ASSET                  CAPITAL AND MAINTENANCE OF LIQUIDITY. COMPANY
MANAGEMENT
U.S.
GOVERNMENT
PORTFOLIO
                                     CALVERT FUND
                       SEEKS TO ACHIEVE A COMPETITIVE TOTAL  CALVERT RESEARCH AND MANAGEMENT
CALVERT                RETURN THROUGH AN ACTIVELY MANAGED
VP                     PORTFOLIO OF STOCKS, BONDS AND MONEY
SRI                    MARKET INSTRUMENTS WHICH OFFER
BALANCED               INCOME AND CAPITAL GROWTH
PORTFOLIO              OPPORTUNITY.

Certain Portfolios have been subject to a change. Please see Appendix V -- "Additional Information Regarding the Portfolios."

INVESTMENT CHOICES WHICH ARE FUND OF FUNDS

The following Portfolios available within Trust I and Trust II are "fund of funds":

Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio
American Funds(R) Balanced Allocation Portfolio
American Funds(R) Growth Allocation Portfolio
American Funds(R) Moderate Allocation Portfolio
SSGA Growth ETF Portfolio
SSGA Growth and Income ETF Portfolio

"Fund of funds" Portfolios invest substantially all of their assets in other portfolios or, with respect to the SSGA Growth ETF Portfolio and the SSGA Growth and Income ETF Portfolio, other exchange-traded funds ("Underlying ETFs"). Therefore, each of these Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Portfolio invests. You may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Portfolios, if such underlying portfolios or Underlying ETFs are available under the Contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the Contract.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

Some of the investment choices may not be available under the terms of your Deferred Annuity. Your Contract or other correspondence we provide You will indicate the Investment Divisions that are available to You. Your investment choices may be limited because:

..   Your employer, association or other group contract holder limits the available Investment Divisions.

..   We have restricted the available Investment Divisions.

The Investment Divisions buy and sell shares of corresponding mutual fund Portfolios. These Portfolios, which are part of either Trust I, Trust II, the Calvert Fund or the American Funds(R) invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and are reinvested. Therefore, no dividends are distributed to You under the Deferred Annuities. You pay no transaction expenses (I.E., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of Trust I and Trust II are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The Calvert Fund and American Funds(R) Portfolios are made available by the Calvert Fund and the American Funds(R) only through various insurance company annuities and life insurance policies.

Trust I, Trust II, the Calvert Fund and the American Funds(R) are each "series" type funds registered with the SEC as an "open-end management investment company" under the 1940 Act. A "series" fund means that each Portfolio is one of several available through the fund.

The Portfolios of Trust I and Trust II pay Brighthouse Investment Advisers, LLC a monthly fee for its services as their investment manager. Prior to March 6, 2017, Brighthouse Investment Advisers, LLC was known as MetLife Advisers, LLC and as of the date of this Prospectus, our affiliate. The Portfolio of the Calvert Fund pays Calvert Asset Management Company, Inc. a monthly fee for its services as its investment manager. The Portfolios of the American Funds(R) pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as the operating expenses paid by each Portfolio, are described in the applicable prospectus and SAI for Trust I, Trust II, the Calvert Fund and the American Funds(R).

In addition, the Trust I and Trust II prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in Trust I or Trust II. The risks of these arrangements are discussed in each Fund's prospectus.

Certain Payments We Receive with Regard to the Portfolios. An investment manager (other than Brighthouse Investment Advisers, LLC) or sub-investment manager of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Deferred Annuities and, in the Company's role as an intermediary, with respect to the Portfolios. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the Portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Portfolios attributable to the Deferred Annuities and certain other variable insurance products that we and our affiliates issue. These percentages differ and some investment managers or sub-investment managers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

Additionally, an investment manager (other than Brighthouse Investment Advisers, LLC) or sub-investment manager of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or sub-investment manager (or its affiliate) with increased access to persons involved in the distribution of the Contracts.

As of the date of this Prospectus, we and/or certain of our affiliated insurance companies have a joint ownership interest in our affiliated investment manager Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Portfolios. We will benefit accordingly from assets allocated to the Portfolios to the extent they result in profits to the investment manager. (See the Table of Expenses for information on the investment management fees paid by the Portfolios and the SAIs for the Portfolios for information on the investment management fees paid by the investment managers to the sub-investment managers.) In 2016, MetLife, Inc. announced plans to pursue the separation, through one or more transactions, of a substantial portion of its U.S. retail business, including Brighthouse Investment Advisers, LLC, then known as MetLife Advisers, LLC. The new separate retail business will be organized under a holding company named Brighthouse Financial, Inc. ("Brighthouse"). Following these transactions, Brighthouse Investment Advisers, LLC will be a wholly-owned subsidiary of Brighthouse and will no longer be affiliated with MetLife, Inc., and it is expected that MetLife, Inc. and/or certain of its affiliates will receive payments from Brighthouse Investment Advisers, LLC and/or its affiliates of the type described in the second preceding paragraph. Additionally, it is expected that MetLife, Inc. and/or certain of its affiliates will receive payments from Brighthouse Investment Advisers LLC and/or its affiliates in an amount approximately equal to the profit distributions they would have received had these transactions not occurred.

Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. A Portfolio's 12b-1 Plan, if any, is described in more detail in the prospectuses for the Portfolios. (See the Table of Expenses and "Who Sells the Deferred Annuities.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Portfolio's 12b-1 Plan decrease the Portfolios' investment returns.

Portfolio Selection. We select the Portfolios offered through this Contract based on a number of criteria, including asset class coverage, the strength of the investment manager's or sub-investment manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolios' investment manager or sub-investment manager is one of our affiliates or whether the Portfolio, its investment manager, its sub-investment manager(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment manager are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to Portfolios advised by our affiliates than those that are not, we may be more inclined to offer Portfolios advised by our affiliates in the variable insurance products we issue. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments and/or transfers of contract value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Contract owners. In some cases, we have included Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Portfolios they recommend and may benefit accordingly from the allocation of contract value to such Portfolios.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR DEFERRED ANNUITY RESULTING FROM THE PERFORMANCE OF THE PORTFOLIO YOU HAVE CHOSEN.

DEFERRED ANNUITIES


   This Prospectus describes the following Deferred Annuities under which You can accumulate money:


  .   TSA (Tax Sheltered Annuities)

  .   TSA ERISA (Tax Sheltered Annuities subject to ERISA)

  .   SEPs (Simplified Employee Pensions)

  . SIMPLE IRAs (Savings Incentive Match Plan for Employees Individual Retirement Annuities)

  .   457(b)s (Section 457(b) Eligible Deferred Compensation Arrangements)

  .   403(a) Arrangements

A form of the Deferred Annuity may be issued to a bank that does nothing but hold them as a contract holder.

THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN

   These Deferred Annuities may be issued either to You as an individual or to a group. You are then a participant under the group's Deferred Annuity.

If You participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, automated investments strategies, purchase payments, withdrawals, transfers, loans, the death benefit and pay-out options.

The Deferred Annuity may provide that a plan administrative fee will be paid by making a withdrawal from your Account Balance. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult the Deferred Annuity Contract and plan document to see how You may be affected. If You are a Texas Optional Retirement Program participant, please see Appendix II for specific information which applies to You.

403(B) PLAN TERMINATIONS

Upon a 403(b) plan termination, your employer is required to distribute your plan benefits under the Contract to You. Your employer may permit You to receive your distribution of your 403(b) plan benefit in cash or in the form of the Contract.

If You elect to receive your distributions in cash, the distribution is a withdrawal under the Contract and any amounts withdrawn are subject to applicable Withdrawal Charges. Outstanding loans will be satisfied (paid) from your cash benefit prior to its distribution to You. In addition, your cash distributions are subject to withholding, ordinary income tax and applicable Federal income tax penalties. (See "Income Taxes.") Contract Withdrawal Charges will be waived if the net distribution is made under the exceptions listed in the "When No Withdrawal Charge Applies" section of the Prospectus. However, if your employer chooses to distribute cash as the default option, your employer may not give You the opportunity to instruct MetLife to make, at a minimum, a direct transfer to another funding vehicle or annuity contract issued by us or one of our affiliates, which may avoid a Withdrawal Charge. In that case, You will receive the net cash distribution, less any applicable Withdrawal Charge and withholding. In addition, You would forfeit any accrued benefit under a GMIB or LWG rider or guaranteed death benefit.

If You receive the distribution in form of the Contract, we will continue to administer the Contract according to its terms. However in that case, You may not make any additional purchase payments or take any loans. In addition, MetLife will rely on You to provide certain information that would otherwise be provided to MetLife by the employer or plan administrator. The employer may choose distribution of the Contract as the default option. The employer may not choose distribution of a Contract as a default option when that Contract is an investment vehicle for a TSA ERISA plan.

OTHER PLAN TERMINATIONS

Upon termination of a retirement plan that is not a Section 403(b) plan, Your employer is generally required to distribute your plan benefits under the Contract to You.

This distribution is in cash. The distribution is a withdrawal under the Contract and any amounts withdrawn are subject to any applicable Withdrawal Charges. Outstanding loans, if available, will be satisfied (paid) from your cash benefit prior to its distribution to You. In addition, your cash distributions are subject to withholding, ordinary income tax and applicable Federal income tax penalties. (See "Income Taxes") Withdrawal Charges will be waived if the net distribution is made under the exceptions listed in the "Withdrawal Charges" section of the prospectus. However, your employer may not give You the opportunity to instruct the Company to make, at a minimum, a direct transfer to another funding option or annuity contract issued by us or one of our affiliates which may avoid a Withdrawal Charge. In that case, You will receive the net cash distribution, less any applicable Withdrawal Charge and withholding.

AUTOMATED INVESTMENT STRATEGIES


   There are four automated investment strategies available to You. We created these investment strategies to help You manage your money. You decide if one is appropriate for You, based upon your risk tolerance and savings goals. The Index Selector is not available with a Deferred Annuity with the optional LWG. These are available to You without any additional charges. As with any investment program, none of them can guarantee a gain -- You can lose money. We may modify or terminate any of the strategies at any time. You may have only one strategy in effect at a time. You may not have a strategy in effect while You also have an outstanding loan. Your employer, association or other group contract holder may limit the availability of any investment strategy.

The Equity Generator(R): An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to any one Investment Division based on your selection. If your Fixed Interest Account Balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.

The Rebalancer(R): You select a specific asset allocation for your entire Account Balance from among the Investment Divisions and the Fixed Interest Account, if available. Each quarter we transfer amounts among these options to bring the percentage of your Account Balance in each option back to your original allocation. In the future, we may permit You to allocate less than 100% of your Account Balance to this strategy.

The Index Selector(R): You may select one of five asset allocation models (the Conservative Model, the Conservative to Moderate Model, the Moderate Model, the Moderate to Aggressive Model and the Aggressive Model) which are designed to correlate to various risk tolerance levels. Based on the model You choose, your entire Account Balance is divided among the MetLife Aggregate Bond Index, MetLife Stock Index, MetLife MSCI EAFE(R) Index, MetLife Russell 2000(R) Index and MetLife Mid Cap Stock Index Investment Divisions and the Fixed Interest Account. Each quarter the percentage in each of these Investment Divisions and the Fixed Interest Account is brought back to the selected model percentage by transferring amounts among the Investment Divisions and the Fixed Interest Account.

In the future, we may permit You to allocate less than 100% of your Account Balance to this strategy.

We will continue to implement the Index Selector strategy using the percentage allocations of the mode that were in effect when You elected the Index Selector strategy. You should consider whether it is appropriate for You to continue this strategy over time if your risk tolerance, time horizon or financial situation changes. This strategy may experience more volatility than our other strategies. We provide the elements to formulate the models. We may rely on a third party for its expertise in creating appropriate allocations.

The asset allocation models used in the Index Selector strategy may change from time to time. If You are interested in an updated model please contact us or your sales representative.

You may choose another Index Selector strategy or terminate your Index Selector strategy at any time. If You choose another Index Selector strategy, You must select from the asset allocation models available at that time. After termination, if You then wish to again select the Index Selector strategy, You must select from the asset allocation models available at that time.

The Allocator/SM/: Each month a dollar amount You choose is transferred from the Fixed Interest Account to any of the Investment Divisions You choose. You select the day of the month and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Interest Account Balance is exhausted, this strategy is automatically discontinued.

The Allocator and the Equity Generator are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, You should consider whether You wish to continue the strategy through periods of fluctuating prices.


We will terminate all transactions under any automated investment strategy upon notification of your death.

PURCHASE PAYMENTS

   There is no minimum purchase payment. You may continue to make purchase payments while You receive Systematic Withdrawal Program payments, as described later in this Prospectus, unless your purchase payments are made through payroll deduction.

We will not issue the Deferred Annuity to You if You are age 80 or older or younger than age 18 for the TSA Deferred Annuity described in the Prospectus. For SEPs and SIMPLE IRAs Deferred Annuities, the minimum issue age is 21. You will not receive the 3% credit associated with the e Bonus Class (generally not available for purchase payments which consist of money from eligible rollover distributions or direct transfers from mutual funds that are products of MetLife or its affiliates), unless You are less than 66 years old at date of issue. We will not accept your purchase payments if You are age 90 or older.

PURCHASE PAYMENTS--SECTION 403(B) PLANS

The Internal Revenue Service ("IRS") announced new regulations affecting
Section 403(b) plans and arrangements, which were generally effective January 1, 2009. As part of these regulations, employers need to meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under Section 403(b). Prior to the new rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers:
(1) a newly issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above;
(2) additional purchase payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this new employer requirement.

In consideration of these regulations, we have determined only to make available the Contract for purchase (including transfers) where your employer currently permits salary reduction contributions to be made to the Contract.

If your Contract was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and You have never made salary reduction contributions into your Contract, we urge You to consult with your tax adviser prior to making additional purchase payments.

ALLOCATION OF PURCHASE PAYMENTS

You decide how your money is allocated among the Fixed Interest Account, if available, and the Investment Divisions. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. You may also specify an effective date for the change as long as it is within 30 days after we receive the request.

If You elect the Lifetime Withdrawal Guarantee Optional Benefit, You are limited to allocating your purchase payments and Account Balance among the Fixed Interest Account and the following Investment Divisions: Brighthouse Asset Allocation 20 Investment Division, Brighthouse Asset Allocation 40 Investment Division, Brighthouse Asset Allocation 60 Investment Division and Brighthouse Asset Allocation 80 Investment Division. We reserve the right to make certain changes to the Investment Divisions. ("See Your Investment Choices -- Portfolio Selection.")

LIMITS ON PURCHASE PAYMENTS

Your ability to make purchase payments may be limited by:

..   Federal tax laws or regulatory requirements;

..   Our right to limit the total of your purchase payments to $1,000,000;

..   Our right to restrict purchase payments to the Fixed Interest Account if
    (1) the interest rate we credit in the Fixed Interest Account is equal to the guaranteed minimum rate as stated in your Deferred Annuity; or (2) your Fixed Interest Account Balance is equal to or exceeds our maximum for a Fixed Interest Account allocation (e.g., $1,000,000);

..   Participation in the Systematic Withdrawal Program (as described later); and

..   Leaving your job.

THE VALUE OF YOUR INVESTMENT

   Accumulation Units are credited to You when You make purchase payments or transfers into an Investment Division. When You withdraw or transfer money from an Investment Division (as well as when we apply the Annual Contract Fee and the GMIB or LWG charge, if chosen as an optional benefit), accumulation units are liquidated. We determine the number of accumulation units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.

This is how we calculate the Accumulation Unit Value for each Investment
Division:

..   First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

..   Next, we subtract the daily equivalent of the Separate Account charge (for the class of the Deferred Annuity You have chosen, including any optional benefits) for each day since the last Accumulation Unit Value was calculated; and

..   Finally, we multiply the previous Accumulation Unit Value by this result.

   Examples
   Calculating the Number of Accumulation Units

   Assume You make a purchase payment of $500 into one Investment Division and that Investment Division's Accumulation Unit Value is currently $10.00. You would be credited with 50 accumulation units.

                  $500 = 50 accumulation units
                  ---
                  $10

   Calculating the Accumulation Unit Value

   Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying Portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525 (50 x $10.50 = $525).

           $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value

   However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475 (50 x $9.50 = $475).

            $10.00 x .95 = $9.50 is the new Accumulation Unit Value

TRANSFER PRIVILEGE

   You may make tax-free transfers among Investment Divisions or between the Investment Divisions and the Fixed Interest Account, if available. For us to process a transfer, You must tell us:

..   The percentage or dollar amount of the transfer;

..   The Investment Divisions (or Fixed Interest Account) from which You want the money to be transferred;

..   The Investment Divisions (or Fixed Interest Account) to which You want the money to be transferred; and

..   Whether You intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.

We reserve the right to restrict transfers to the Fixed Interest Account if (1) the interest rate we credit in the Fixed Interest Account is equal to the guaranteed minimum rate as stated in your Deferred Annuity; or (2) your Fixed Interest Account Balance is equal to or exceeds our maximum for Fixed Interest Account allocations (e.g., $1,000,000).

For additional transfer restrictions (see "General Information -- Valuation -- Suspension of Payments").

Your transfer request must be in Good Order and completed prior to the close of the Exchange on a business day, if You want the transaction to take place on that day. All other transfer requests in Good Order will be processed on our next business day.

We may require You to use our original forms and maintain a minimum Account Balance (if the transfer is in connection with an automated investment strategy or if there is an outstanding loan from the Fixed Interest Account).

The following is a discussion of our frequent transfer/reallocation policies and procedures. They apply both to the "pay-in" and "pay-out" phase of your Deferred Annuity.

RESTRICTIONS ON TRANSFERS

RESTRICTIONS ON FREQUENT TRANSFERS/REALLOCATIONS. Frequent requests from contract owners to make transfers/reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Frequent transfers/reallocations involving, arbitrage trading may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Portfolios (I.E., American Funds Global Small Capitalization Fund, Brighthouse Small Cap Value Portfolio, Clarion Global Real Estate Portfolio, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, Loomis Sayles Global Markets Portfolio, Loomis Sayles Small Cap Core Portfolio, Loomis Sayles Small Cap Growth Portfolio, MetLife MSCI EAFE(R) Index Portfolio, MetLife Russell 2000(R) Index Portfolio, MFS(R) Research International Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, T. Rowe Price Small Cap Growth Portfolio, Western Asset Management Strategic Bond Opportunities Portfolio--the "Monitored Portfolios") and we monitor transfer/reallocation activity in those Monitored Portfolios. In addition, as described below, we intend to treat all American Funds Insurance Series(R) Portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield Portfolios, in a 12-month period there were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current Account Balance; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria.

WE DO NOT BELIEVE THAT OTHER PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER/REALLOCATION ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

As a condition to making their portfolios available in our products, American Funds(R) requires us to treat all American Funds Portfolios as Monitored Portfolios under our current frequent transfer/reallocation policies and procedures. Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds Portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds Portfolios to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American

Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer/reallocation requests to or from an American Funds Portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds Portfolios also will be subject to our current frequent transfer/reallocation policies, procedures and restrictions (described below) and transfer/reallocation restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer/reallocation restrictions being applied to deter frequent transfers/reallocations. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, we require future transfer/reallocation requests to or from any Monitored Portfolios under that Contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.

Transfers made under an Automated Investment Strategy are not treated as transfers when we monitor the frequency of transfers.

The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract owners to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect contract owners and other persons with interests in the Contracts. We do not accommodate frequent transfers/reallocations in any Portfolio and there are no arrangements in place to permit any contract owner to engage in frequent transfers/reallocations ; we apply our policies and procedures without exception, waiver, or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to frequent transfers/reallocations in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) for shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or operational capacity to apply the frequent transfer/reallocation policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific contract owners who violate the frequent transfer/reallocation policies established by the Portfolio.

In addition, contract owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual contract owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent transfer/reallocation policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons we cannot guarantee that the Portfolios (and thus contract owners) will not be harmed by transfer/reallocation activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more transfer/reallocation requests from contract owners engaged in frequent trading, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers/reallocations (even if an entire omnibus order is rejected due to the frequent transfers/reallocations of a single contract owner). You should read the Portfolio prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS/REALLOCATIONS. Large transfers/reallocations may increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers/reallocations to or from Portfolios except where the portfolio manager of a particular underlying Portfolio has brought large transfer/reallocation activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer/reallocation requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer/reallocation requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.

ACCESS TO YOUR MONEY

   You may withdraw either all or part of your Account Balance from the Deferred Annuity. Other than those made through the Systematic Withdrawal
Program, withdrawals must be at least $500 or the Account Balance, if less. If any withdrawal would decrease your Account Balance below $2,000, we may consider this a request for a full withdrawal. To process your request, we need the following information:

..   The percentage or dollar amount of the withdrawal; and

..   The investment divisions (or Fixed Interest Account) from which You want the money to be withdrawn.

Your withdrawal may be subject to Withdrawal Charges.

We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from your check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from your check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. You may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

Generally, if You request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require You to use our original forms.

You may submit a written withdrawal request, which must be received at Our Administrative Office on or before the Maturity Date, that indicates that the withdrawal should be processed as of the Maturity Date, in which case the request will be deemed to have been received on, and the withdrawal amount will be priced according, to the accumulation unit value calculated as of the Maturity Date.

ACCOUNT REDUCTION LOANS

We may administer loan programs made available through plans or group arrangements on an account reduction basis for certain Deferred Annuities. If the loan is in default and has been reported to the IRS as income but not yet offset, loan repayments will be posted as after-tax contributions. Loan amounts will be taken from amounts that are vested according to your plan or group arrangement on a pro-rata basis from the source(s) of money the plan or group arrangement permits to be borrowed (e.g., money contributed to the plan or group arrangement through salary reduction, elective deferrals, direct transfers, direct rollovers and employer contributions), then on a pro-rata basis from each Investment Division and the Fixed Interest Account in which You then have a balance consisting of these sources of money. Loan repayment amounts will be posted back to the original money sources used to make the loan, if the loan is in good standing at the time of repayment. Loan repayments will be allocated to the Investment Divisions and the Fixed Interest Account in the same percentages as your current investment election for contributions. Loan repayment periods, repayment methods, interest rate, default procedures, tax reporting and permitted minimum and maximum loan amounts will be disclosed in the loan agreement documents. There may be initiation and maintenance fees associated with these loans.

SYSTEMATIC WITHDRAWAL PROGRAM

If we agree and if approved in your state, You may choose to automatically withdraw a specific dollar amount or a percentage of your Account Balance each Contract Year. This program is not available under the 457(b) Deferred Annuity issued to tax-exempt organizations. This amount is then paid in equal portions throughout the Contract Year according to the time frame You select, e.g., monthly, quarterly, semi-annually or annually. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and Withdrawal Charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions. Your Account Balance will be reduced by the amount of your Systematic Withdrawal Program payments and applicable Withdrawal Charges. Payments under this program are not the same as income payments You would receive from a Deferred Annuity pay-out option. The Systematic Withdrawal Program is not available to the e Bonus Class of the Deferred Annuities until the second Contract Year. The Systematic Withdrawal Program is not available in conjunction with any automated investment strategy.

If You elect to withdraw a dollar amount, we will pay You the same dollar amount each Contract Year. If You elect to withdraw a percentage of your Account Balance, each Contract Year we recalculate the amount You will receive based on your new Account Balance.

Calculating Your Payment Based on a Percentage Election for the First Contract Year You Elect the Systematic Withdrawal Program: If You choose to receive a percentage of your Account Balance, we will determine the amount payable on the date these payments begin. When You first elect the program, we will pay this amount over the remainder of the Contract Year. For example, if You select to receive payments on a monthly basis with the percentage of your Account Balance You request equaling $12,000, and there are six months left in the Contract Year, we will pay You $2,000 a month.

Calculating Your Payment for Subsequent Contract Years of the Systematic Withdrawal Program: For each subsequent year that your Systematic Withdrawal Program remains in effect, we will deduct from your Deferred Annuity and pay You over the Contract Year either the amount that You chose or an amount equal to the percentage of your Account Balance You chose. For example, if You select to receive payments on a monthly basis, ask for a percentage and that percentage of your Account Balance equals $12,000 at the start of a Contract Year, we will pay You $1,000 a month.

If You do not provide us with your desired allocation, or there are insufficient amounts in the Investment Divisions or the Fixed Interest Account that You selected, the payments will be taken out pro rata from the Fixed Interest Account and any Investment Divisions in which You then have money.

Selecting a Payment Date: You select a payment date which becomes the date we make the withdrawal. (If You would like to receive your Systematic Withdrawal Program payment on or about the first of the month, You should request the payment by the 20th of the month). We must receive your request in Good Order at least 10 days prior to the selected payment date. If we do not receive your request in time, we will make the payment the following month on the date You selected. If You do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request. Changes in the dollar amount, percentage or timing of the payments can be made at any time. If You make any of these changes, we will treat your request as though You were starting a new Systematic Withdrawal Program. You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in Good Order at least 30 days in advance.

Although we need your written authorization to begin this program, You may cancel this program at any time by telephone or by writing to us at your MetLife Administrative Office. We will also terminate your participation in the program upon notification of your death.

Systematic Withdrawal Program payments may be subject to a Withdrawal Charge unless an exception to this charge applies. For purposes of determining how much of the annual payment amount is exempt from this charge under the free withdrawal provision (discussed later), all payments from a Systematic Withdrawal Program in a Contract Year are characterized as a single lump sum withdrawal as of your first payment date in that Contract Year. When You first elect the program, we will calculate the percentage of your Account Balance your Systematic Withdrawal Program payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date. For all subsequent Contract Years, we will calculate the percentage of your Account Balance your Systematic Withdrawal Program payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date of that Contract Year. We will determine separately the Withdrawal Charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.

See "Lifetime Withdrawal Guarantee Benefit -- Annual Benefit
Payment -- Systematic Withdrawal Program" for more information concerning utilizing the Systematic Withdrawal Program in conjunction with the Lifetime Guaranteed Withdrawal Benefit.

Participation in the Systematic Withdrawal Program is subject to our administrative procedures.

MINIMUM DISTRIBUTION

In order for You to comply with certain tax law provisions, You may be required to take money out of your Deferred Annuity. Rather than receiving your minimum required distribution in one annual lump-sum payment, You may request that we pay it to You in installments throughout the calendar year. However, we may require that You maintain a certain Account Balance at the time You request these payments. You may not have a Systematic Withdrawal Program in effect if we pay your minimum required distribution in installments. We will terminate your participation in the program upon notification of your death.

CHARGES

  There are two types of charges You pay while You have money in an Investment
  Division:

..   Separate Account charge, and

..   Investment-related charge.

We describe these charges below. The amount of the charge may not necessarily correspond to costs associated with providing the services or benefits indicated by the designation of the charge or associated with the Deferred Annuity. For example, the Withdrawal Charge may not fully cover all of the sales and distribution expenses actually incurred by us and proceeds from other charges, including the Separate Account charge, may be used in part to cover such expenses. We can profit from certain Deferred Annuity charges.

SEPARATE ACCOUNT CHARGE

Each class of the Deferred Annuity has a different annual Separate Account charge that is expressed as a percentage of average account value. A portion of the annual Separate Account charge is paid to us daily based upon the value of the amount You have in the Separate Account on the day the charge is assessed. You pay an annual Separate Account charge that, during the pay-in phase, for the Standard Death Benefit will not exceed 0.50% for the e Class and 0.95% for the e Bonus Class of the average value of the amounts in the Investment Divisions, or, in the case of each American Funds(R) Investment Division, 0.75% for the e Class and 1.20% for the e Bonus Class.

This charge pays us for the risk that You may live longer than we estimated. Then, we could be obligated to pay You more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should You die during your pay-in phase is larger than your Account Balance. This charge also includes the risk that our expenses in administering the Deferred Annuity may be greater than we estimated. The Separate Account charge also pays us for distribution costs to both our licensed salespersons and other broker-dealers. The Separate Account charges You pay will not reduce the number of accumulation units credited to You. Instead, we deduct the charges as part of the calculation of the Accumulation Unit Value. We guarantee that the Separate Account insurance-related charge will not increase while You have the Deferred Annuity.

The chart below summarizes the maximum Separate Account charge for each class of the Deferred Annuity with each death benefit prior to entering the pay-out phase of the Contract.

                           SEPARATE ACCOUNT CHARGES*

                                                           e Bonus
                                                   e Class  Class
                                                   ------- -------
             StandardDeath Benefit                  0.50%   0.95%
             -----------------------------------------------------
             OptionalAnnual Step-Up Death Benefit   0.60%   1.05%
             -----------------------------------------------------

    * We currently charge an additional Separate Account charge of 0.25% of average daily net assets in the American Funds Growth-Income, American Funds Growth, American Funds Bond and American Funds Global Small Capitalization Investment Divisions.

        We reserve the right to impose an additional Separate Account charge on Investment Divisions that we add to the Contract in the future. The additional amount will not exceed the annual rate of 0.25% of average daily net assets in any such Investment Divisions.

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. The percentage You pay for the investment-related charge depends on which Investment Divisions You select. Each class of shares available to the Deferred Annuities, except for the Calvert Fund, has a 12b-1 Plan fee, which pays for distribution expenses. Class B shares available in Trust I and Trust II have a 0.25% 12b-1 Plan fee. Class C shares available in Trust I have a 0.55% 12b-1 Plan fee, Class 2 shares available in the American Funds(R) have a 0.25% 12b-1 Plan fee. The Calvert Fund shares which are available have no 12b-1 Plan fee. Investment-related charges for each Investment Division for the previous year are listed in the Table of Expenses.

ANNUAL CONTRACT FEE

  There is a $30 Annual Contract Fee which is deducted on a pro-rata basis from the Investment Divisions on the last business day prior to the Contract
Anniversary. This fee is waived if your Account Balance is at least $50,000 on the day the fee is to be deducted. This fee will also be waived if You are on medical leave approved by your employer or called to active armed service duty at the time the fee is to be deducted and your employer has informed us of your status. The fee will be deducted at the time of a total withdrawal of your Account Balance on a pro-rata basis (determined based upon the number of complete months that have elapsed since the prior Contract Anniversary). This fee pays us for our miscellaneous administrative costs. These costs which we incur include financial, actuarial, accounting and legal expenses.

We reserve the right to waive the Annual Contract Fee for specific groups based upon the nature of the group, size, aggregate amount of anticipated purchase payments or anticipated persistency. The waiver will be implemented in a reasonable manner and will not be unfairly discriminatory to the interests of any contract holder.

OPTIONAL GMIB

The optional GMIB is available for an additional charge of 0.70% of the guaranteed minimum income base (as defined later in this Prospectus), deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Fixed Interest Account Balance (net of any outstanding loans) and Separate Account Balance. (We take amounts from the Separate Account by canceling accumulation units from your Separate Account Balance). If You make a total withdrawal of your Account Balance or elect to receive income payments under your Contract, a pro-rata portion of the annual optional benefit charge will be assessed based on the number of months from the last Contract Anniversary to the date of the withdrawal or the beginning of income payments. Prior to May 4, 2009, the charge for the optional GMIB is 0.35% of the guaranteed minimum income base. (For employer groups with TSA ERISA, 457(b) and 403(a) Deferred Annuities that were established on or before May 1, 2009, which elected to make available the GMIB under their group Contract, participants, who submit an application after May 1, 2009, will receive the lower charge of 0.35%.)

OPTIONAL LWG

The LWG is available for an additional charge of 0.95% of the Total Guaranteed Withdrawal Amount (as defined later in this Prospectus), deducted at the end of each Contract Year, after applying any 5% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on the Contract Anniversary by withdrawing amounts on a pro-rata basis from your Fixed Interest Account Balance and Separate Account Balance. We take amounts from the Separate Account by canceling accumulation units from your Separate Account Balance. If an Automatic Annual Step-Up occurs under a LWG, we may increase the LWG charge to the then current charge for the same optional benefit, but no more than a maximum of 0.95%. If the LWG is in effect, the charge will continue even if your Remaining Guaranteed Withdrawal Amount equals zero. Prior to May 4, 2009, the charge for the optional LWG prior to any Automatic Step-Up is 0.50% of the Total Guaranteed Withdrawal Amount and the maximum charge upon an Automatic Annual Step-Up is 0.95%.

PREMIUM AND OTHER TAXES

   Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity" taxes) only when You exercise a pay-out option. In certain jurisdictions, we may deduct money to pay premium taxes on lump sum withdrawals or when You exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

Premium taxes, if applicable, depend on the Deferred Annuity You purchase and your home state or jurisdiction. The chart in Appendix I shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the Contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

We reserve the right to deduct from the Contract for any income taxes which we incur because of the Contract. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.

WITHDRAWAL CHARGES

    A Withdrawal Charge may apply if You make a withdrawal from your e Bonus Class Deferred Annuity. There are no Withdrawal Charges for the e Class or
in certain situations or upon the occurrence of certain events (see "When No Withdrawal Charges Applies"). The Withdrawal Charge will be determined separately for each Investment Division from which a withdrawal is made. The Withdrawal Charge is assessed against the amount withdrawn.

For a full withdrawal, we multiply the amount to which the Withdrawal Charge applies by the percentage shown, keep the result as a Withdrawal Charge and pay You the rest.

For partial withdrawals, we multiply the amount to which the Withdrawal Charge applies by the percentage shown, keep the result as a Withdrawal Charge and pay You the rest. We will treat your request as a request for a full withdrawal if your Account Balance is not sufficient to pay both the requested withdrawal and the Withdrawal Charge, or if the withdrawal leaves an Account Balance that is less than the minimum required.

The Withdrawal Charge on the amount withdrawn for each class is as follows:


            IF WITHDRAWN DURING CONTRACT YEAR  E CLASS E BONUS CLASS
            ---------------------------------  ------- -------------
                       1......................  None         3%
                       2......................               3%
                       3......................               3%
                       4......................               3%
                       5......................               3%
                       6......................               3%
                       7......................               3%
                       Thereafter.............               0%

The Withdrawal Charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the Separate Account charge to pay for our costs to sell the Deferred Annuities which exceed the amount of Withdrawal Charges we collect.

DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Account Balance, the death benefit, and the amount of any optional benefit (including the benefit base that we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional benefit, as described in "Optional Death Benefit" and "Living Benefits." The withdrawal could have a significant negative impact on the death benefit and on any optional benefit.

WHEN NO WITHDRAWAL CHARGE APPLIES TO THE E BONUS CLASS

In some cases, we will not charge You the Withdrawal Charge when You make a withdrawal. We may, however, ask You to prove that You meet any of the conditions listed below.

You do not pay a Withdrawal Charge:

..   On transfers You make within your Deferred Annuity among Investment
    Divisions and transfers to or from the Fixed Interest Account.

..   On the amount surrendered after seven Contract Years.

..   If You choose payments over one or more lifetimes, except, in certain cases, under the GMIB.

..   If You die during the pay-in phase. Your Beneficiary will receive the full death benefit without deduction.

..   After the first Contract Year, if You withdraw up to 10% of your total
    Account Balance, per Contract Year. This 10% total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year. These withdrawals are made on a non-cumulative basis.

..   If the withdrawal is to avoid required Federal income tax penalties or to satisfy Federal income tax rules concerning minimum distribution requirements that apply to your Deferred Annuity. For purposes of this exception, we assume that the Deferred Annuity is the only Contract or funding vehicle from which distributions are required to be taken and we will ignore all other account balances. This exception does not apply if the withdrawal is to satisfy Section 72(t) requirements under the Code.

..   The Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement
    Rider and Waiver of Withdrawal Charge for Terminal Illness Rider are only available if You are less than 80 years old on the Contract issue date. For the TSA, SEP and SIMPLE Deferred Annuities, after the first Contract Year, except in Massachusetts and South Dakota (as of the close of the New York Stock Exchange on December 31, 2012 for the Nursing Home or Hospital Confinement Rider), and your Contract provides for these riders to withdrawals to which a Withdrawal Charge would otherwise apply, if You as owner or participant under a Contract:

..   have been a resident of certain nursing home facilities or a hospital for a minimum of 90 consecutive days or for a minimum total of 90 days where there is no more than a 6 month break in that residency and the residencies are for related causes, where You have exercised this right no later than 90 days of exiting the nursing home facility or hospital; or

..   are diagnosed with a terminal illness and not expected to live more than 12 months.

..   This Contract feature is only available if You are less than 65 years old on the date You became disabled and if the disability commences subsequent to the first Contract Anniversary. After the first Contract Year, if approved in your state, and your Contract provides for this, if You are disabled as defined in the Federal Social Security Act and if You have been the participant continuously since the issue of the Contract.

..   If You have transferred money which is not subject to a withdrawal charge
    (because you have satisfied contractual provisions for a withdrawal without the imposition of a contract withdrawal charge) from certain eligible MetLife contracts or certain eligible contracts of MetLife affiliates into the Deferred Annuity, and the withdrawal is of these transferred amounts and we agree. Any purchase payments made after the transfer are subject to the usual Withdrawal Charge schedule.

..   If You make a direct transfer to other investment vehicles we have pre-approved.

..   If your plan or group of which You are a participant or member permits account reduction loans, You take an account reduction loan and the withdrawal consists of these account reduction loan amounts.

..   If approved in your state, and if You elect the LWG and take your Annual
    Benefit Payment through the Systematic Withdrawal Program and only withdraw your Annual Benefit Payment.

..   Subject to availability in your state, if the early Withdrawal Charge that would apply if not for this provision (1) would constitute less than 0.50% of your Account Balance and (2) You transfer your total Account Balance to certain eligible contracts issued by MetLife or its affiliated companies and we agree.

..   If approved in your state, and after the first Contract Year, if You elect the LWG and only make withdrawals each Contract Year that do not exceed on a cumulative basis your Annual Benefit Payment.

..   If permitted in your state, for TSA, TSA ERISA, 457(b) and 403(a) Deferred
    Annuities, if You make a direct transfer to another funding vehicle or annuity contract issued by us or by one of our affiliates and we agree.

FREE LOOK

   You may cancel your TSA Deferred Annuity within a certain time period. This is known as a "free look." We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The time period may also vary depending on your age and whether You purchased your Deferred Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payments or (ii) your Account Balance as of the date your refund request is received at your Administrative Office in Good Order (this means you bear the risk of any decline in the value of your Contract due to the performance of the Investment Divisions during the Free Look period).

For the TSA Deferred Annuity, any 3% credit from purchase payments does not become yours until after the "free look" period; we retrieve it if You exercise the "free look." Your exercise of any "free look" is the only circumstance under which the 3% credit will be retrieved (commonly called "recapture"). If your state requires us to refund your Account Balance, the refunded amount will include any investment performance attributable to the 3% credit. If there are any losses from investment performance attributable to the 3% credit, we will bear that loss.

DEATH BENEFIT--GENERALLY

    One of the insurance guarantees we provide You under your Deferred Annuity is that your Beneficiaries will be protected during the "pay-in" phase against market downturns. You name your Beneficiary(ies).

If You intend to purchase the Deferred Annuity for use with a SEP or SIMPLE IRA, please refer to the discussion concerning IRAs in the Tax Section of this Prospectus.

The standard death benefit is described below. An additional optional death benefit is described in the "Optimal Benefits" section. Check your Contract and riders for the specific provisions applicable to You. The additional optional death benefit may not be available in your state (check with your registered representative regarding availability). There is no death benefit after the pay-out phase begins, however, depending on the pay-out option you elect, any remaining guarantee will be paid to your Beneficiary.

The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method.

If we are notified of your death before any requested transaction is completed (including transactions under automated investment strategies, the minimum distribution program and the Systematic Withdrawal Program), we will cancel the request. As described above, the death benefit will be determined when we receive due proof of death and an election for the payment method.

Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Balance attributable to his/her portion of the death benefit remains in the Investment Divisions and is subject to investment risk.

Where there are multiple Beneficiaries, the death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the death benefit payable is an amount that exceeds the Account Balance on the day it is determined, we will apply to the Contract an amount equal to the difference between the death benefit payable and the Account Balance, in accordance with the current allocation of the Account Balance. This death benefit amount remains in the Investment Divisions until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit. Any death benefit amounts held in the Investment Divisions on behalf of the remaining Beneficiaries are subject to investment risk. There is no additional death benefit guarantee.

Your Beneficiary has the option to apply the death benefit less any applicable premium taxes to a pay-out option offered under your Deferred Annuity. Your Beneficiary may, however, decide to take payment in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under other settlement options that we may make available.

TOTAL CONTROL ACCOUNT

The Beneficiary may elect to have the Contract's death proceeds paid through a settlement option called the Total Control Account, subject to our current established administrative procedures and requirements. The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate.

Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.

STANDARD DEATH BENEFIT

If You die during the pay-in phase and You have not chosen the optional death benefit, the death benefit the Beneficiary receives will be equal to the greatest of:

1. Your Account Balance, less any outstanding loans; or

2. Total purchase payments reduced proportionately by the percentage reduction in Account Balance attributable to each partial withdrawal, less any outstanding loans (including any applicable Withdrawal Charge).

                                    EXAMPLE

----------------------------------------------------------------------------------------------------
                                                          Date                       Amount
                                              ------------------------------ -----------------------
A   Initial Purchase Payment                            10/1/2017                   $100,000
----------------------------------------------------------------------------------------------------
B   Account Balance                                     10/1/2018                   $104,000
                                              (First Contract Anniversary)
----------------------------------------------------------------------------------------------------
C   Death Benefit                                    As of 10/1/2018                $104,000
                                                                             (= greater of A and B)
----------------------------------------------------------------------------------------------------
D   Account Balance                                     10/1/2019                   $90,000
                                              (Second Contract Anniversary)
----------------------------------------------------------------------------------------------------
E   Death Benefit                                       10/1/2019                   $100,000
                                                                             (= greater of A and D)
----------------------------------------------------------------------------------------------------
F   Withdrawal                                          10/2/2019                    $9,000
----------------------------------------------------------------------------------------------------
G   Percentage Reduction in Account Balance             10/2/2019                     10%
                                                                                    (= F/D)
----------------------------------------------------------------------------------------------------
H   Account Balance after Withdrawal                    10/2/2019                   $81,000
                                                                                    (= D-F)
----------------------------------------------------------------------------------------------------
I   Purchase Payments reduced for Withdrawal         As of 10/2/2019                $90,000
                                                                                 [= A-(A X G)]
----------------------------------------------------------------------------------------------------
J   Death Benefit                                       10/2/2019                   $90,000
                                                                             (= greater of H and I)
----------------------------------------------------------------------------------------------------

Notes to Example:

Any Withdrawal Charge withdrawn from the Account Balance is included when determining the percentage of Account Balance withdrawn.

Account Balances on 10/1/19 and 10/2/19 are assumed to be equal prior to the withdrawal.

There are no loans.

OPTIONAL DEATH BENEFIT

Please note that the decision to purchase the optional death benefit is made at the time of application and is irrevocable. The optional death benefit is available subject to state approval. Your employer, association or other group contract holder may limit the availability of any optional benefit. (An account reduction loan will decrease the value of any optional benefit purchased with this Contract. See your employer for more information about the availability and features of account reduction loans.)

ANNUAL STEP-UP DEATH BENEFIT

   The Annual Step-Up Death Benefit is designed to provide protection against adverse investment experience. In general, it guarantees that the death benefit will not be less than the greater of (1) your Account Balance; or (2) your "Highest Anniversary Value" (as described below) as of each Contract Anniversary.

You may purchase at application a death benefit that provides that the death benefit amount is equal to the greater of:

1. The Account Balance, less any outstanding loans;

2. Total purchase payments, reduced proportionately for withdrawals and any outstanding loans (including any applicable Withdrawal Charge); or

3. "Highest Anniversary Value" as of each Contract Anniversary, determined as follows:

  .   At issue, the Highest Anniversary Value is your initial purchase payment;

  . Increase the Highest Anniversary Value by each subsequent purchase payment;

  . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal, less any outstanding loans (including any applicable Withdrawal Charge);

  . On each Contract Anniversary before your 81st birthday, compare the (1) then Highest Anniversary Value to the (2) current Account Balance and set the Highest Anniversary Value equal to the greater of the two.

  . After the Contract Anniversary immediately preceding your 81st birthday, adjust the highest Account Balance only to:

     . Increase the Highest Anniversary Value by each subsequent purchase payment or

     . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal, less any outstanding loans (including any applicable Withdrawal Charge).

For purposes of determining the Highest Anniversary Value as of the applicable Contract Anniversary, purchase payments increase the Highest Anniversary Value on a dollar for dollar basis. Partial withdrawals, however, reduce the Highest Anniversary Value proportionately, that is, the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable Withdrawal Charges) divided by the Account Balance immediately before the withdrawal.

The Annual Step-Up Death Benefit is available for a charge, in addition to the Standard Death Benefit charge, of 0.10% annually of the average daily value of the amount You have in the Separate Account.

                                   EXAMPLE:

-----------------------------------------------------------------------------------------------------
                                                           Date                       Amount
                                               ------------------------------ -----------------------
A   Initial Purchase Payment                             10/1/2017                   $100,000
-----------------------------------------------------------------------------------------------------
B   Account Balance                                      10/1/2018                   $104,000
                                               (First Contract Anniversary)
-----------------------------------------------------------------------------------------------------
C   Death Benefit (Highest Anniversary Value)         As of 10/1/2018                $104,000
                                                                              (= greater of A and B)
-----------------------------------------------------------------------------------------------------
D   Account Balance                                      10/1/2019                   $90,000
                                               (Second Contract Anniversary)
-----------------------------------------------------------------------------------------------------
E   Death Benefit (Highest Contract Year                 10/1/2019                   $104,000
    Anniversary)                                                              (= greater of C and D)
-----------------------------------------------------------------------------------------------------
F   Withdrawal                                           10/2/2019                    $9,000
-----------------------------------------------------------------------------------------------------
G   Percentage Reduction in Account Balance              10/2/2019                     10%
                                                                                     (= F/D)
-----------------------------------------------------------------------------------------------------
H   Account Balance after Withdrawal                     10/2/2019                   $81,000
                                                                                     (= D-F)
-----------------------------------------------------------------------------------------------------
I   Highest Anniversary Value reduced for             As of 10/2/2019                $93,600
    Withdrawal                                                                   (= E - (E X G))
-----------------------------------------------------------------------------------------------------
J   Death Benefit                                        10/2/2019                   $93,600
                                                                              (= greater of H and I)
-----------------------------------------------------------------------------------------------------

Notes to Example:

Any Withdrawal Charge withdrawn from the Account Balance is included when determining the percentage of Account Balance withdrawn.

The Account Balances on 10/1/19 and 10/2/19 are assumed to be equal prior to the withdrawal.

The purchaser is age 60 at issue.

There are no loans.

LIVING BENEFITS

GMIB--(MAY ALSO BE KNOWN AS THE "PREDICTOR" IN OUR SALES LITERATURE AND ADVERTISING)

We offer the GMIB that, for an additional charge, offers protection against market risk (the risk that your investments may decline in value or underperform your expectations). Our guaranteed income benefit, called GMIB, is designed to allow You to invest your Account Balance in the market while at the same time assuring a specified guaranteed level of minimum fixed income payments if You elect to receive income payments ("annuitize"). The fixed annuity payment amount is guaranteed regardless of investment performance or the actual Account Balance at the time You elect income payments. Prior to exercising this optional benefit and annuitizing your Contract, You may make withdrawals up to a maximum level and still maintain the optional benefit amount. This optional benefit must be elected at Contract issue.

This optional benefit is designed to guarantee a predictable, minimum level of fixed income payments, regardless of investment performance of your Account Value during the pay-in phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT

BALANCE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE OPTIONAL BENEFIT) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE OPTIONAL BENEFIT EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the optional benefit, You may make specified withdrawals that reduce your income base (as explained below) during the pay-in phase and still leave the optional benefit guarantees intact, provided the conditions of the optional benefit are met. Your registered representative can provide You an illustration of the amounts You would receive, with or without withdrawals, if You exercised the optional benefit.

The GMIB is available in all states except New York. In the states of Montana, Utah and West Virginia, GMIB is only available for elective TSA (non-ERISA) and SEP/SIMPLE Deferred Annuities. In Oregon, GMIB is only available for TSA ERISA, 403(a) and 457(b) Deferred Annuities.

As of the close of the New York Stock Exchange on October 4, 2013, the GMIB is not available for sale to any new employer sponsored retirement plan.

Once elected, the optional benefit cannot be terminated except as discussed below.

GMIB AND QUALIFIED CONTRACTS

THE GMIB MAY HAVE LIMITED USEFULNESS IN CONNECTION WITH A QUALIFIED CONTRACT, SUCH AS TSA, TSA ERISA, IRA, 403(A) OR 457(B), IN CIRCUMSTANCES WHERE, DUE TO THE 10-YEAR WAITING PERIOD AFTER PURCHASE, THE OWNER IS UNABLE TO EXERCISE THE BENEFIT UNTIL AFTER THE REQUIRED BEGINNING DATE OF REQUIRED MINIMUM DISTRIBUTIONS UNDER THE CONTRACT. In such event, required minimum distributions received from the Contract during the 10-year waiting period will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. THIS MAY HAVE THE EFFECT OF REDUCING OR ELIMINATING THE VALUE OF ANNUITY PAYMENTS UNDER THE GMIB. YOU SHOULD CONSULT YOUR TAX ADVISER PRIOR TO ELECTING A GMIB.

If You take a full withdrawal of your Account Balance, your Contract is terminated by us due to its small Account Balance and inactivity (see "When We Can Cancel Your Contract"), your Contract lapses for any reason, or, in those instances where your employer has the ability to do so, your employer terminates the Contract, and there remains any income base, You forfeit your income base and any further rights to the GMIB.

FACTS ABOUT THE GUARANTEED INCOME BENEFIT

INCOME BASE AND GMIB INCOME PAYMENTS. We calculate an "income base" (as described below) that determines, in part, the minimum amount You receive as an income payment upon exercising the GMIB and annuitizing the Contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT BALANCE OR A MINIMUM RETURN FOR ANY INVESTMENT DIVISION. After a minimum 10-year waiting period, and not more than 30 days after the Contract Anniversary following your 85th birthday, You may exercise the benefit. We then will apply the income base calculated at the time of exercise to the GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly income payments. Your actual payment may be higher than this minimum if, as discussed above, the base Contract under its terms would provide a higher payment).

If your employer, association or other group contract holder has instituted account reduction loans for its plan or arrangement, You have taken a loan and You have also purchased the GMIB, we will not treat amounts withdrawn from your Account Balance on account of a loan as a withdrawal from the Contract for purposes of determining the income base. In addition, we will not treat the repayment of loan amounts as a purchase payment to the Contract for the purposes of determining the income base.

THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per year. As with other pay-out types, the amount You receive as an income payment also depends on the income type You select, your age, and your sex (where permitted by state law). THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT BALANCE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.

If You exercise the GMIB, your income payments will be the greater of:

  . the income payment determined by applying the amount of the income base to the GMIB Annuity Table, or

  . the income payment determined for the same income type in accordance with the base Contract. (See "Pay-Out Options (or Income Options)".)

If You choose not to receive income payments as guaranteed under the GMIB, You may elect any of the income options available under the Contract.

IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT BALANCE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR AN OPTIONAL BENEFIT YOU DID NOT USE.

DESCRIPTION OF THE GMIB

In states where approved, the GMIB is available only up to but not including age 76 and You can only elect the GMIB at the time You purchase the Contract. THE GMIB MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY FOLLOWING YOUR 85TH BIRTHDAY.

INCOME BASE

The income base is equal to the greater of (a) or (b) below:

(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Account Balance attributable to each subsequent withdrawal (including any applicable Withdrawal Charge). On each Contract Anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Balance on the date of the recalculation.

The Highest Anniversary Value does not change after the Contract Anniversary immediately preceding your 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in Account Balance attributable to each subsequent withdrawal (including any applicable Withdrawal Charge).

(b) Annual Increase Amount: On the date we issue your Contract, the "Annual Increase Amount" is equal to your initial purchase payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

    (i) is purchase payments accumulated at the Annual Increase Rate of 6% (as defined below); and

    (ii)is withdrawal adjustments (as defined below) accumulated at the Annual Increase Rate.

The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Balance, the Annual Increase Amount is not set equal to the Account Balance.

ANNUAL INCREASE RATE. As noted above we calculate an income base under the GMIB that helps determine the minimum amount You receive as an income payment upon exercising the benefit. One of the factors used in calculating the income base is called the "annual increase rate." Through the Contract Anniversary immediately prior to the your 81st birthday, the Annual Increase Rate is 6%.

On the first Contract Anniversary, "at the beginning of the Contract Year" means on the issue date; on a later Contract Anniversary, "at the beginning of the Contract Year" means on the prior Contract Anniversary.

During the 30-day period following the Contract Anniversary immediately prior to the your 81st birthday, the annual increase rate is 0%.

WITHDRAWAL ADJUSTMENTS.   Withdrawal adjustments in a Contract Year are
determined according to (a) or (b):

    (a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Balance attributable to the withdrawal (including any applicable Withdrawal Charge); or

    (b) If total withdrawals in a Contract Year are not greater than the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to You, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable Withdrawal Charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.

As described in (a) above, if in any Contract Year You take cumulative withdrawals that exceed the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable Withdrawal Charge) reduced the Account Balance. This reduction may be significant, particularly when the Account Balance is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of income payments under the GMIB optional benefit. Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, will result in dollar-for-dollar treatment of the withdrawals as described in (b) immediately above.

Partial annuitizations are not permitted. No change in owner of the Contract or participant is permitted.

In determining GMIB income payments, an amount equal to the Withdrawal Charge that would apply upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the income base. For purposes of calculating the income base, purchase payment credits (i.e., bonus payments) are not included.

EXERCISING THE GMIB. The only income types available with the purchase of this benefit are a Lifetime Income Annuity with a 10-Year Guarantee Period or a Lifetime Income Annuity for Two with a 10-Year Guarantee Period. If You decide to receive income payments under a Lifetime Income Annuity with a 10-Year Guarantee Period after age 79, the 10-Year guarantee is reduced as follows:

             -----------------------------------------------------

                  Age at Pay-Out                Guarantee
             -----------------------------------------------------
                        80                       9 years
             -----------------------------------------------------
                        81                       8 years
             -----------------------------------------------------
                        82                       7 years
             -----------------------------------------------------
                        83                       6 years
             -----------------------------------------------------
                     84 and 85                   5 years
             -----------------------------------------------------

Lifetime Income Annuity for Two is available if the ages of the joint Annuitants are 10 years apart or less (or as permissible under our then current underwriting requirements, if more favorable).

EFFECT OF OUTSTANDING LOANS ON THE GMIB. YOU MAY NOT EXERCISE THIS BENEFIT IF YOU HAVE AN OUTSTANDING LOAN BALANCE. YOU MAY EXERCISE THIS BENEFIT IF YOU REPAY YOUR OUTSTANDING LOAN BALANCE. IF YOU DESIRE TO EXERCISE THIS BENEFIT AND HAVE AN OUTSTANDING LOAN BALANCE AND REPAY THE LOAN BY MAKING A PARTIAL WITHDRAWAL, YOUR INCOME BASE WILL BE REDUCED TO ADJUST FOR THE REPAYMENT OF THE LOAN, ACCORDING TO THE FORMULA DESCRIBED ABOVE.

TERMINATING THE GMIB.   This benefit will terminate upon the earliest of:

1. The 30th day following the Contract Anniversary following Your 85th birthday;

2. The date You make a total withdrawal of your Account Balance (a pro-rata portion of the annual benefit charge for the GMIB will be assessed);

3. You elect to receive income payments under the Contract and You do not elect to receive income payments under the GMIB (a pro-rata portion of the annual benefit charge for the GMIB will be assessed);

4. On the day there are insufficient amounts to deduct the charge for the GMIB from Your Account Balance; or

5. If You die.

For more information on when we may or may not terminate your Contract, see "When We Can Cancel Your Deferred Annuity".

CHARGES. The GMIB is available in Deferred Annuities for an additional charge of 0.70% (except for the states of Texas and Virginia for TSA ERISA, 403(a) and 457(b) Deferred Annuities and except for the state of Pennsylvania for TSA, SEP and SIMPLE IRA Deferred Annuities, where the charge is 0.35%) of the income base, deducted at the end of each Contract Year on the Contract Anniversary, by withdrawing amounts on a pro-rata basis from your Fixed Interest Account Balance (net of any outstanding loans) and Separate Account Balance. We take amounts from the Separate Account by canceling accumulation units from your Separate Account Balance. If You make a total withdrawal of your Account Balance or elect to receive income payments under your Contract, a pro-rata portion of the annual optional benefit charge will be assessed based on the number of months from the last Contract Anniversary to the date of the withdrawal or the beginning of income payments. Prior to May 4, 2009, the charge for the optional GMIB is 0.35% of the income base. (For employer groups with TSA ERISA, 457(b) and 403(a) Deferred Annuities that were established on or before May 1, 2009 which elected at issue to make available the GMIB under their group Contract, participants who submit an application after May 1, 2009, will receive the lower charge of 0.35%.)

GRAPHIC. The purpose of the following graphic is to illustrate the operation of the GMIB. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Divisions chosen. THE GRAPHIC DOES NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES OR PENALTIES.

(1)THE 6% ANNUAL INCREASE AMOUNT OF THE INCOME BASE

   Determining a value upon which future income payments will be based

   Prior to annuitization, your Account Balance fluctuates above and below your initial purchase payment depending on the investment performance of the Investment Divisions You selected. Your purchase payments accumulate at the annual increase rate of 6%, until the Contract Anniversary on or immediately after the contract owner's 81st birthday. Your purchase payments are also adjusted for any withdrawals (including any applicable Withdrawal Charge) made during this period. The line (your purchase payments accumulated at 6% a year adjusted for withdrawals and charges (the "6% Annual Increase Amount of the Income Base")) is the value upon which future income payments can be based.

                         [6% Annual Income Base Chart]

   Determining your guaranteed lifetime income stream

   Assume that You decide to annuitize your Contract and begin taking annuity payments after 30 years. In this example, your 6% Annual Increase Amount of the Income Base is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the 6% Annual Increase Amount of the Income Base will be applied to the annuity pay-out rates in the GMIB Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.

[10 Year Waiting Period with 6% Annual Income Base and Annuity for life CHART]

(2)THE "HIGHEST ANNIVERSARY VALUE" ("HAV")

   Determining a value upon which future income payments will be based

   Prior to annuitization, the Highest Anniversary Value at each Contract Anniversary begins to lock in growth. The Highest Anniversary Value is adjusted upward each Contract Anniversary if the Account Balance at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the Contract Anniversary immediately prior to the contract owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable Withdrawal Charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

                 [Highest  Account Balance Income Base Chart]

   Determining your guaranteed lifetime income stream

   Assume that You decide to annuitize your Contract and begin taking annuity payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Balance. Accordingly, the Highest Anniversary Value will be applied to the annuity pay-out rates in the GMIB Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND THE CHARGE FOR THE BENEFIT.

 [10 Year Waiting Period with Highest Account Balance Income Base and Annuity for Life Chart]

(3)PUTTING IT ALL TOGETHER

   Prior to annuitization, the two components of the income base (the 6% Annual Increase Amount of the Income Base and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the Contract, You will receive income payments for life and the income base and the Account Balance will cease to exist. Also, the GMIB may only be exercised no later than the Contract Anniversary on or following the contract owner's 80th birthday, after a 10-year waiting period, and then only within a 30-day period following the Contract Anniversary.

[10 Year Waiting Period with Highest Account Balance Income Base and 6% Annual
                              Income Base Chart]

   With the GMIB, the income base is applied to special, conservative GMIB annuity purchase factors, which are guaranteed at the time the Contract is issued. However, if then-current annuity purchase factors applied to the Account Balance would produce a greater amount of income, then You will receive the greater amount. In other words, when You annuitize your Contract You will receive whatever amount produces the greatest income payment. THEREFORE, IF YOUR ACCOUNT BALANCE WOULD PROVIDE GREATER INCOME THAN WOULD THE AMOUNT PROVIDED UNDER THE GMIB, YOU WILL HAVE PAID FOR THE GMIB ALTHOUGH IT WAS NEVER USED.

[10 Year Waiting Period with Highest Account Balance Income Base and 6% Annual
                Income Base with Income Annuity for Life Chart]

EXAMPLE:

(This calculation ignores the impact of Highest Anniversary Value which could further increase the guaranteed minimum income base.)

    Age 55 at issue
    Purchase Payment = $100,000.
    No additional purchase payments or partial withdrawals.
    Guaranteed minimum income base at age 65 = $100,000 X 1.06/10/ = $179,085 where 10 equals the number of years the purchase payment accumulates for purposes of calculating this benefit.

    Guaranteed minimum income floor = guaranteed minimum income base applied to the GMIB annuity table.

    GMIB annuity factor, unisex, age 65 = $4.21 per month per $1,000 applied for lifetime income with 10 years guaranteed.

    $179,085 X $4.21 = $754 per month.
    $1,000

-------------------------------------------------------------------------------------
        Issue Age               Age at Pay-Out        Guaranteed Minimum Income Floor
-------------------------------------------------------------------------------------
           55                         65                           $754
-------------------------------------------------------------------------------------
                                      70                          $1,131
-------------------------------------------------------------------------------------
                                      75                          $1,725
-------------------------------------------------------------------------------------

The above chart ignores the impact of premium and other taxes.

LWG

As of the close of the Exchange on October 4, 2013, the LWG is not available for sale to any new employer sponsored retirement plan.

In states where approved, we offer the LWG for elective TSA (non-ERISA), SEP and SIMPLE IRA Deferred Annuities. If You elect the LWG, Roth TSA purchase payments may be permitted. THE LWG DOES NOT ESTABLISH OR GUARANTEE AN ACCOUNT BALANCE OR MINIMUM RETURN FOR ANY INVESTMENT DIVISION. THE REMAINING GUARANTEED WITHDRAWAL AMOUNT

AND TOTAL GUARANTEED WITHDRAWAL AMOUNT ARE NOT AVAILABLE FOR WITHDRAWAL AS A LUMP SUM. WITHDRAWALS ARE SUBJECT TO APPLICABLE CONTRACT WITHDRAWAL CHARGES UNLESS YOU TAKE THE NECESSARY STEPS TO ELECT TO TAKE YOUR ANNUAL BENEFIT PAYMENT UNDER A SYSTEMATIC WITHDRAWAL PROGRAM. Ordinary income taxes apply to withdrawals under this benefit and an additional 10% penalty tax may apply if You are under age 59 1/2. Consult your own tax adviser to determine if an exception to the 10% penalty tax applies. You may not have this benefit and the GMIB in effect at the same time. You should carefully consider if the LWG is best for You. Here are some of the key features of the LWG.

..   Guaranteed Payments for Life. So long as You make your first withdrawal on or after the date You reach age 59 1/2, the LWG guarantees that we will make payments to You over your lifetime, even if your Remaining Guaranteed Withdrawal Amount and/or Account Balance decline to zero.

..   Automatic Annual Step-Ups. The LWG provides automatic step-ups on each
    Contract Anniversary prior to the owner's 86th birthday (and offers the owner the ability to opt out of the step-ups if the charge for this optional benefit should increase). Each of the Automatic Step-Ups will occur only prior to the owner's 86th birthday.

..   Withdrawal Rates. The LWG uses a 5% withdrawal rate to determine the Annual
    Benefit Payment.

..   Cancellation. The LWG provides the ability to cancel the rider every five
    Contract Years for the first fifteen Contract Years and annually thereafter within 30 days following the eligible Contract Anniversary.

..   Allocation Restrictions. If You elect the LWG, You are limited to allocating your purchase payments and Account Balance among the Fixed Interest Account and certain Investment Divisions (as described below).

..   TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE LWG RIDER IS
    UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE REMAINING GUARANTEED WITHDRAWAL AMOUNT AT THE TIME OF THE WITHDRAWAL, IF THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IS GREATER THAN THE ACCOUNT BALANCE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.

..   Rider Charges. We will continue to assess the LWG rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero.

..   Qualified Plans. If your plan determines to terminate the Contract at a time when You have elected LWG, You forfeit any income base and any other rights to the LWG You have accrued under the LWG upon termination of the Contract.

In considering whether to purchase the LWG, You must consider your desire for protection and the cost of the benefit with the possibility that had You not purchased the benefit, your Account Balance may be higher. In considering the benefit of the lifetime withdrawals, You should consider the impact of inflation. Even relatively low levels of inflation may have significant effect on purchasing power. The Automatic Annual Step-Up, as described below, may provide protection against inflation, if and when there are strong investment returns. As with any guaranteed withdrawal benefit, the LWG, however, does not assure that You will receive strong, let alone any, return on your investments. The LWG must be elected at Contract issue; You must be age 80 or younger at the time of purchase.

TOTAL GUARANTEED WITHDRAWAL AMOUNT.   The Total Guaranteed Withdrawal Amount
may be referred to as the "income base" in marketing or other materials. The Total Guaranteed Withdrawal Amount is the minimum amount that You are guaranteed to receive over time while the LWG is in effect. We assess the LWG charge as a percentage of the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial purchase payment, without taking into account any purchase payment credits (i.e., credit or bonus payments). The Total Guaranteed Withdrawal Amount is increased by each additional purchase payment (up to a maximum benefit amount of $5,000,000). If, however, a withdrawal results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, the Total Guaranteed Withdrawal Amount will be reduced by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Balance after the withdrawal (if such Account Balance is lower than the Total Guaranteed Withdrawal Amount). THIS REDUCTION MAY BE SIGNIFICANT.

Cumulative withdrawals in a given Contract Year will not decrease the Total Guaranteed Withdrawal Amount if such withdrawals do not exceed the Annual Benefit Payment in that Contract Year.

REMAINING GUARANTEED WITHDRAWAL AMOUNT. The Remaining Guaranteed Withdrawal Amount is the remaining amount guaranteed to be received over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $5,000,000) by each additional purchase payment without taking into account any purchase payment credits (i.e., credit or bonus payments). The Remaining Guaranteed Withdrawal Amount is also increased by the 5% Compounding Income Amount, as described below. All withdrawals (including applicable Withdrawal Charges) reduce the Remaining Guaranteed Withdrawal Amount, not just withdrawals that exceed the Annual Benefit Payment (as with the Total Guaranteed Withdrawal Amount). If the withdrawal exceeds the Annual Benefit Payment, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Balance after the withdrawal (if lower). THIS REDUCTION MAY BE SIGNIFICANT. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternative death benefit available under the LWG. (See "Additional Information" below.)

5% COMPOUNDING INCOME AMOUNT. On each Contract Anniversary until the earlier of: (a) the date of the first withdrawal from the Contract or (b) the tenth Contract Anniversary, the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount are increased by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum benefit amount of $5,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount may also be increased by the Automatic Annual Step-Up, if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.

AUTOMATIC ANNUAL STEP-UP. On each Contract Anniversary prior to the owner's 86th birthday, an Automatic Annual Step-Up will occur, provided that the Account Balance exceeds the Total Guaranteed Withdrawal Amount immediately before the Step-Up (and provided that You have not chosen to decline the Step-Up as described below).

The Automatic Annual Step-Up will:

..   reset the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed
    Withdrawal Amount to the Account Balance on the date of the Step-Up, up to a maximum of $5,000,000, regardless of whether or not You have taken any withdrawals;

..   reset the Annual Benefit Payment equal to 5% of the Total Guaranteed
    Withdrawal Amount after the Step-Up; and

..   may reset the LWG charge to the then current charge, up to a maximum of
    0.95% for the same optional benefit.

In the event that the charge applicable to Contract purchases at the time of the Step-Up is higher than your current LWG charge, and we elect to increase the benefit charge in connection with the Step-Up we will notify You in writing a minimum of 30 days in advance of the applicable Contract Anniversary and inform You that You may choose to decline the Automatic Annual Step-Up. If You choose to decline the Automatic Annual Step-Up, You must notify us in accordance with our administrative procedures (currently we require You to submit your request in writing at our Administrative Office no less than seven calendar days prior to the applicable Contract Anniversary).

Once You notify us of your decision to decline the Automatic Annual Step-Up, You will no longer be eligible for future Automatic Annual Step-Ups until You notify us in writing at our Administrative Office that You wish to reinstate the Step-Ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if You intend to make purchase payments that would cause your Account Balance to approach $5,000,000 because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $5,000,000.

ANNUAL BENEFIT PAYMENT. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate. The Annual Benefit Payment may be referred to as "annual income amount" in marketing or other materials. If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 5% compounding amount, the Automatic Annual Step-Up, or Withdrawals greater than the Annual Benefit Payment), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate.

IMPORTANT TO NOTE.

..   If You take your first withdrawal before the date You reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Balance declines to zero. This means if your Account Balance is depleted due to withdrawals not greater than the Annual Benefit Payment or the deduction of the benefit charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay You the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Balance was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to You each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that You will receive your purchase payments even if your Account Balance declines to zero due to market performance so long as You do not take withdrawals greater than the Annual Benefit Payment; however, You will not be guaranteed income for the rest of your life.

..   If You take your first withdrawal on or after the date You reach age
    59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life, even if your Remaining Guaranteed Withdrawal Amount and/or Account Balance declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Balance is depleted due to withdrawals not greater than the Annual Benefit Payment or the deduction of the benefit charge, we will pay to You the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Balance was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to You each year for the rest of your life. Therefore, You will be guaranteed income for life.

YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS IF YOU HAVE ELECTED THE LWG. IF YOU BEGIN WITHDRAWALS TOO SOON, YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REMAINING GUARANTEED WITHDRAWAL AMOUNT ARE NO LONGER INCREASED BY THE 5% ANNUAL COMPOUNDING INCREASE. ON THE OTHER HAND, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY), AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.

You have the option of receiving withdrawals under the LWG or receiving payments under a pay-out option. You should consult with your registered representative when deciding how to receive income under this Contract. In making this decision, You should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG, your potential need to make additional withdrawals in the future, and the relative values to You of the death benefits available prior to and after annuitization.

At any time during the pay-in phase, You can elect to annuitize under current annuity rates in lieu of continuing the LWG. This may provide higher income amounts and/or different tax treatment than the payments received under the LWG.

EFFECT OF OUTSTANDING LOANS ON THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REMAINING GUARANTEED WITHDRAWAL AMOUNT. If there is an outstanding loan balance (including loans in default which we cannot offset or collect due to tax restrictions), any additional withdrawals will be treated as withdrawals in excess of the Annual Benefit Payment. In that event, the Total Guaranteed Withdrawal Amount will be reduced. The reduction will be equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Balance after the withdrawal. If the Account Balance after the withdrawal and minus any loan in default is higher than the Total Guaranteed Withdrawal Amount, no reduction will be made.

In the event an outstanding loan balance is in default and we can withdraw the defaulted amount from your Account Balance, if the amount of the default does not exceed the Annual Benefit Payment, then the Total Guaranteed Withdrawal Amount will not be decreased. If the amount of the default exceeds the Annual Benefit Payment, the Total Guaranteed Withdrawal Amount will be reduced. The reduction will be equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Balance after the withdrawal. If the Account Balance after the withdrawal and minus any loan in default is higher than the Total Guaranteed Withdrawal Amount, no reduction will be made.

Also, an additional reduction will be made to the Remaining Guaranteed Withdrawal Amount. This additional reduction will be equal to the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Balance after the withdrawal. If the Account Balance after the withdrawal and minus any loan in default is higher than the Remaining Guaranteed Withdrawal Amount, no reduction will be made.

MANAGING YOUR WITHDRAWALS. It is important that You carefully manage your annual withdrawals. To retain the full guarantees of this benefit, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. If a Withdrawal Charge does apply, the charge is not included in the amount withdrawn for the purpose of calculating whether annual withdrawals during a Contract Year exceed the Annual Benefit Payment. IF A WITHDRAWAL FROM YOUR CONTRACT DOES RESULT IN ANNUAL WITHDRAWALS DURING A CONTRACT YEAR EXCEEDING THE ANNUAL BENEFIT PAYMENT, THE TOTAL GUARANTEED WITHDRAWAL AMOUNT WILL BE RECALCULATED AND THE ANNUAL BENEFIT PAYMENT WILL BE REDUCED TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE. IN ADDITION, AS NOTED ABOVE, IF A WITHDRAWAL RESULTS IN CUMULATIVE WITHDRAWALS FOR THE CURRENT CONTRACT YEAR EXCEEDING THE ANNUAL BENEFIT PAYMENT, THE REMAINING GUARANTEED WITHDRAWAL AMOUNT WILL ALSO BE REDUCED BY AN ADDITIONAL AMOUNT EQUAL TO THE DIFFERENCE BETWEEN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT AFTER THE WITHDRAWAL AND THE ACCOUNT BALANCE AFTER THE WITHDRAWAL (IF SUCH ACCOUNT BALANCE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT). THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Balance to decline to zero. A WITHDRAWAL THAT RESULTS IN CUMULATIVE WITHDRAWALS IN THE CURRENT CONTRACT YEAR EXCEEDING THE ANNUAL BENEFIT PAYMENT THAT REDUCES THE ACCOUNT BALANCE TO ZERO WILL TERMINATE THE CONTRACT.

You can always take annual withdrawals less than the Annual Benefit Payment. However, if You choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Remaining Guaranteed Withdrawal Amount, You cannot withdraw 3% in one year and then withdraw 7% the next year without exceeding your Annual Benefit Payment in the second year.

SYSTEMATIC WITHDRAWAL PROGRAM. If available in your state, You may choose to take your Annual Benefit Payment under the Systematic Withdrawal Program, including the first Contract Year. If You do so, any Withdrawal Charges that would otherwise apply to such withdrawals will be waived. Your Systematic Withdrawal Program withdrawal amount will be adjusted on each Contract Anniversary for any changes in the Annual Benefit Payment as a result of Automatic Annual

Step-Ups, additional purchase payments or transfers received during the Contract Year. Any withdrawals taken outside of the Systematic Withdrawal Program will cause the Systematic Withdrawal Program to terminate. If the commencement of the Systematic Withdrawal Program does not coincide with a Contract Anniversary, the initial Systematic Withdrawal Program period will be adjusted to end on a Contract Anniversary.

REQUIRED MINIMUM DISTRIBUTIONS. You may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your required minimum distribution amount for that year, if such amounts are greater than your Annual Benefit Payment. YOU MUST BE ENROLLED IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION SERVICE TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION SERVICE IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the automated required minimum distribution service, please contact your Administrative Office.

INVESTMENT ALLOCATION RESTRICTIONS. If You elect the LWG, You are limited to allocating your purchase payments and Account Balance among the Fixed Interest Account and the following Investment Divisions:

1. Brighthouse Asset Allocation 20 Investment Division

2. Brighthouse Asset Allocation 40 Investment Division

3. Brighthouse Asset Allocation 60 Investment Division

4. Brighthouse Asset Allocation 80 Investment Division

CANCELLATION. You may elect to cancel the LWG every fifth Contract Anniversary for the first fifteen Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the eligible Contract Anniversary in writing at our Administrative Office. The cancellation will take effect on the day we receive your request. If cancelled, the LWG will terminate, we will no longer deduct the LWG charge, and the allocation restrictions described above will no longer apply. The Contract, however, will continue.

TERMINATION.  The LWG will terminate upon the earliest of:

1. The date of a full withdrawal of the Account Balance (A pro rata portion of the annual charge will be assessed; You are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of this optional benefit have been met);

2. The date the Account Balance is applied to a pay-out option (A pro-rata portion of the annual charge for this rider will be assessed);

3. The date there are insufficient funds to deduct the charge from your Account Balance and your Contract is thereby terminated (whatever Account Balance is available to pay the annual charge for the benefit will be applied; You are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of this optional benefit have been met; however, You will have no other benefits under the Contract);

4. The date a defaulted loan balance, once offset, causes the Account Balance to reduce to zero;

5. The contract owner dies;

6. There is a change in contract owner, for any reason, unless we agree otherwise (A pro-rata portion of the annual charge for this rider will be assessed);

7. The Contract is terminated (A pro-rata portion of the annual charge for this rider will be assessed except for termination because of death of the owner, then no charge will be assessed based on the period from the most recent Contract Anniversary to the date of termination takes effect); or

8. The effective date of cancellation of this benefit.

ADDITIONAL INFORMATION. The LWG may affect the death benefit available under your Contract. If the owner should die while the LWG is in effect, an alternative death benefit amount will be calculated under the LWG that can be taken in a lump sum. The LWG death benefit amount that may be taken as a lump sum will be equal to total purchase payments less any partial withdrawals and any outstanding loan balance. If this death benefit amount is greater than the death benefit provided by your Contract, and if withdrawals in each Contract Year did not exceed the Annual Benefit Payment, then this death benefit amount will be paid instead of the death benefit provided by the Contract. All other provisions of your Contract's death benefit will apply.

Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. This death benefit will be paid instead of the applicable contractual death benefit (the basic death benefit, the additional death benefit amount calculated under the LWG as described above, or the Annual Step-Up Death Benefit, if that benefit had been purchased by the owner). Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. Federal income tax law generally requires that such payments be substantially equal and begin over a period no longer than the Beneficiary's remaining life expectancy with payments beginning no later than the end of the calendar year immediately following the year of your death.

We reserve the right to accelerate any payment that is less than $500 or to comply with requirements under the Code (including minimum distribution requirement). If You terminate the LWG because (1) You make a total withdrawal of your Account Balance; (2) your Account Balance is insufficient to pay the LWG charge; or (3) the contract owner dies, You may not make additional purchase payments under the Contract.

LWG CHARGE. The LWG is available in Deferred Annuities for an additional charge of 0.95% of the Total Guaranteed Withdrawal Amount, deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Fixed Interest Account Balance and Separate Account Balance, after applying any 5% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on the Contract Anniversary. We take amounts from the Separate Account by canceling accumulation units from your Separate Account Balance. If an Automatic Annual Step-Up occurs under a LWG, we may reset the LWG charge to the then current charge for the same optional benefit, but no more than a maximum of 0.95%. If, at the time the Contract was issued, the current charge for the benefit was equal to the maximum charge, than the charge for the benefit will not increase upon an Automatic Annual Step Up. IF THE LWG IS IN EFFECT, THE CHARGE WILL CONTINUE EVEN IF YOUR REMAINING GUARANTEED WITHDRAWAL AMOUNT EQUALS ZERO.

EXAMPLES

The purpose of these examples is to illustrate the operation of the LWG. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Divisions chosen. The examples do not reflect the deduction of fees and charges, Withdrawal Charges and applicable income taxes and penalties. For purposes of the examples, it is assumed that no loans have been taken.

LWG

   1. When Withdrawals Do Not Exceed the Annual Benefit Payment

Assume that a Contract had an initial purchase payment of $100,000. The initial Account Balance would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).

Assume that $5,000 is withdrawn each year, beginning before the contract owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Guaranteed Total Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Balance is reduced to zero.

If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Balance are reduced to zero.

                                    [CHART]

                    Annual Benefit     Cumulative           Account
                       Payment         Withdrawals          Balance
                    --------------     -----------        -----------
              1        $5,000           $ 5,000           $100,000.00
              2         5,000            10,000             90,250.00
              3         5,000            15,000             80,987.50
              4         5,000            20,000             72,188.13
              5         5,000            25,000             63,828.72
              6         5,000            30,000             55,887.28
              7         5,000            35,000             48,342.92
              8         5,000            40,000             41,175.77
              9         5,000            45,000             34,366.98
             10         5,000            50,000             27,898.63
             11         5,000            55,000             21,753.70
             12         5,000            60,000             15,916.02
             13         5,000            65,000             10,370.22
             14         5,000            70,000              5,101.71
             15         5,000            75,000                 96.62
             16         5,000            80,000                     0
             17         5,000            85,000                     0
             18         5,000            90,000            -13,466.53
             19         5,000            95,000                     0
             20         5,000           100,000                     0




   2. When Withdrawals Do Exceed the Annual Benefit Payment

Assume that a Contract had an initial purchase payment of $100,000. The initial Account Balance would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 X 5%).

Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Balance was further reduced to $75,000 at year two due to poor market performance. If You withdrew $10,000 at this time, your Account Balance would be reduced to $75,000
- $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Balance, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the

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Account Balance after the withdrawal ($65,000). This new Remaining Guaranteed
Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% X $65,000 = $3,250.

B. LWG -- 5% Compounding Amount

Assume that a Contract had an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 X 5%).

The Total Guaranteed Withdrawal Amount will increase by 5% of the Total Guaranteed Withdrawal Amount until the earlier of the first withdrawal or the 10th Contract Anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.

If the first withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 X 5%).

If the first withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $105,000 ($100,000 x 105%), and the Annual Benefit Payment would increase to $5,250 ($105,000 x 5%).

If the first withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $110,250 ($105,000 x 105%), and the Annual Benefit Payment would increase to $5,513 ($110,250 x 5%).

If the first withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $162,890 (the initial $100,000, increased by 5% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $8,144 ($162,890 x 5%).

                                    [CHART]

        Delay taking withdrawals and receive higher guaranteed payments

                            Year of First Withdrawal

  1      2      3      4      5      6      7      8      9      10     11
-----  -----  -----  -----  -----  -----  -----  -----  -----  -----  -----
5,000  5,250  5,513  5,788  6,078  6,381  6,700  7,036  7,387  7,757  8,144



C. LWG -- Automatic Annual Step-Ups and 5% Compounding Amount (No Withdrawals or loans)

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Assume that a Contract had an initial purchase payment of $100,000. Assume that no withdrawals or loans are taken.

At the first Contract Anniversary, provided that no withdrawals or loans are taken, the Total Guaranteed Withdrawal Amount is increased to $105,000 ($100,000 increased by 5%, compounded annually). Assume the Account Balance has increased to $110,000 at the first Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $105,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).

At the second Contract Anniversary, provided that no withdrawals or loans are taken, the Total Guaranteed Withdrawal Amount is increased to $115,500 ($110,000 increased by 5%, compounded annually). Assume the Account Balance has increased to $120,000 at the second Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $115,500 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).

Provided that no withdrawals or loans are taken, each year the Total Guaranteed Withdrawal Amount would increase by 5%, compounded annually, from the second Contract Anniversary through the ninth Contract Anniversary, and at that point would be equal to $168,852. Assume that during these Contract Years the Account Balance does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Balance at the ninth Contract Anniversary has increased to $180,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $168,852 to $180,000 and reset the Annual Benefit Payment to $9,000 ($180,000 x 5%).

At the 10th Contract Anniversary, provided that no withdrawals or loans are taken, the Total Guaranteed Withdrawal Amount is increased to $189,000 ($180,000 increased by 5%, compounded annually). Assume the Account Balance is less than $189,000. There is no Automatic Annual Step-Up since the Account Balance is below the Total Guaranteed Withdrawal Amount; however, due to the 5% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $9,450 ($189,000 x 5%).

LWG--AUTOMATIC ANNUAL STEP-UPS AND 5% COMPOUNDING AMOUNT (NO WITHDRAWALS OR
LOANS)

                                    [CHART]



PAY-OUT OPTIONS (OR INCOME OPTIONS)

   You may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. The pay-out phase is often referred to as either "annuitizing" your Contract or taking an income annuity. When You select your pay-out option, You will be able to choose from the range of options we then have available. You have the

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flexibility to select a stream of income to meet your needs. If You decide You want a pay-out option, we withdraw some or all of your Account Balance (less any premium taxes, applicable Contract fees and any outstanding loans), then we apply the net amount to the option. See " Income Taxes" for a discussion of partial annuitizations. You are not required to hold your Deferred Annuity for any minimum time period before You may annuitize. However, You may not be older than 95 years old to select a pay-out option (90 in New York State). Although guaranteed annuity rates for the e Bonus Class are the same as those for the e Class of the Deferred Annuity, current rates for the e Bonus Class may be lower than the e Class of the Deferred Annuity. You must convert at least $5,000 of your Account Balance to receive income payments. PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED THE GMIB OR LWG, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER AND ANY DEATH BENEFIT PROVIDED BY THE RIDER.

When considering a pay-out option, You should think about whether You want:

..   Payments guaranteed by us for the rest of your life (or for the rest of two lives) or the rest of your life (or for the rest of two lives) with a guaranteed period; and

..   A fixed dollar payment or a variable payment.

Your income option provides You with a regular stream of payments for either your lifetime or your lifetime with a guaranteed period.


Your income payment amount will depend upon your choices. For lifetime options, the age of the measuring lives (Annuitants) will also be considered. For example, if You select a pay-out option guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if You select a pay-out option with payments over only your lifetime. Income payment types that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant is alive (such as Lifetime Income Annuity with a Guarantee Period and Lifetime Income Annuity for Two with a Guarantee Period, as defined below) result in income payments that are smaller than with income payment types without such a guarantee (such as Lifetime Income Annuity and Lifetime Income Annuity for Two, as defined below). In addition, to the extent the income payment type has a guarantee period, choosing a shorter guarantee period will result in each income payment being larger.

We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option.

If You do not tell us otherwise, your Fixed Interest Account Balance will be used to provide a Fixed Income Option and your Separate Account Balance will be used to provide a variable pay-out option.

INCOME PAYMENT TYPES

   Currently, we provide You with a wide variety of income payment types to suit a range of personal preferences. You decide the income payment type when You decide to take a pay-out option. Your decision is irrevocable.

There are three people who are involved in payments under your pay-out option:

..   Contract owner: the person or entity which has all rights including the right to direct who receives payment.

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

..   Annuitant: the natural person whose life is the measure for determining the duration and the dollar amount of payments.

..   Beneficiary: the person who receives continuing payments or a lump sum payment, if any, if the contract owner dies.

Many times the contract owner and the Annuitant are the same person.

When deciding how to receive income, consider:

..   The amount of income You need;

..   The amount You expect to receive from other sources;

..   The growth potential of other investments; and

..   How long You would like your income to be guaranteed.

The following income payment types are currently available. We may make available other income payment types if You so request and we agree. Where required by state law or under a qualified retirement plan, the Annuitant's sex will not be taken into account in calculating income payments. Annuity rates will not be less than the rates guaranteed in the Contract at the time of purchase for the AIR and income payment type elected. Due to underwriting, administrative or Code considerations the choice of the percentage reduction and/or the duration of the guarantee period may be limited.

Lifetime Income Annuity: A variable income that is paid as long as the Annuitant is living.

Lifetime Income Annuity with a Guarantee Period: A variable income that continues as long as the Annuitant is living but is guaranteed to be paid for a number of years. If the Annuitant dies before all of the guaranteed payments have been made, payments are made to the contract owner of the annuity (or the Beneficiary, if the contract owner dies during the guarantee period) until the end of the guarantee period. No payments are made once the guarantee period has expired and the Annuitant is no longer living.

Lifetime Income Annuity for Two: A variable income that is paid as long as either of the two Annuitants is living. After one Annuitant dies, payments continue to be made as long as the other Annuitant is living. In that event, payments may be the same as those made while both Annuitants were living or may be a smaller percentage that is selected when the annuity is first converted to an income stream. No payments are made once both Annuitants are no longer living.

Lifetime Income Annuity for Two with a Guarantee Period: A variable income that continues as long as either of the two Annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both Annuitants die before all of the guaranteed payments have been made, payments are made to the contract owner of the annuity (or the Beneficiary, if the contract owner dies during the guarantee period) until the end of the guaranteed period. If one Annuitant dies after the guarantee period has expired, payments continue to be made as long as the other Annuitant is living. In that event, payments may be the same as those made while both Annuitants were living or may be a smaller percentage that is selected when the annuity is first converted to an income stream. No payments are made once the guarantee period has expired and both Annuitants are no longer living.

ALLOCATION

   You decide how your money is allocated among the Fixed Income Option and the Investment Divisions.

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MINIMUM SIZE OF YOUR INCOME PAYMENT

   Your initial income payment must be at least $100. If You live in Massachusetts, the initial income payment must be at least $20. This means that the amount used from a Deferred Annuity to provide a pay-out option must be large enough to produce this minimum initial income payment.

THE VALUE OF YOUR INCOME PAYMENTS

AMOUNT OF INCOME PAYMENTS

Variable income payments from an Investment Division will depend upon the number of annuity units held in that Investment Division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.

This initial variable income payment is computed based on the amount of the purchase payment applied to the specific Investment Division (net any applicable premium tax owed or Contract charge), the AIR, the age of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the Investment Division to determine the number of annuity units held in that Investment Division. The number of annuity units held remains the same for the duration of the Contract if no reallocations are made.

The dollar amount of subsequent variable income payments will vary with the amount by which investment performance is greater or less than the AIR.

Each Deferred Annuity provides that, when a pay-out option is chosen, the payment to the Annuitant will not be less than the payment produced by the then current Fixed Income Option purchase rates for that contract class. The purpose of this provision is to assure the Annuitant that, at retirement, if the Fixed Income Option purchase rates for new Contracts are significantly more favorable than the rates guaranteed by a Deferred Annuity of the same class, the Annuitant will be given the benefit of the higher rates. Although guaranteed annuity rates for the e Bonus Class are the same as for the other classes of the Deferred Annuity, current rates for the e Bonus Class may be lower than the other classes of the Deferred Annuity and may be less than currently issued single payment immediate annuity contract rates.

ANNUITY UNITS

Annuity units are credited to You when You first convert your Deferred Annuity into an income stream or make a reallocation of your income payment into an Investment Division during the pay-out phase. Before we determine the number of annuity units to credit to You, we reduce your Account Balance by any premium taxes and the Annual Contract Fee, if applicable. (The premium taxes and the Annual Contract Fee are not applied against reallocations.) We then compute an initial income payment amount using the AIR, your income payment type and the age of the measuring lives. We then divide the initial income payment (allocated to an Investment Division) by the Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that Investment Division. The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after the date You convert your Deferred Annuity into an income stream. When You reallocate an income payment from an Investment Division, annuity units supporting that portion of your income payment in that Investment Division are liquidated.

AIR

Your income payments are determined by using the AIR to benchmark the investment experience of the Investment Divisions You select. We currently offer an AIR of 3% or 4%. The higher your AIR, the higher your initial variable income payment will be. Your next variable income payment will increase approximately in proportion to the amount by which the

                                                                             61

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investment experience (for the time period between the payments) for the underlying Portfolio minus the Standard Death Benefit Separate Account charge (the resulting number is the net investment return) exceeds the AIR (for the time period between the payments). Likewise, your next variable income payment will decrease to the approximate extent the investment experience (for the time period between the payments) for the underlying Portfolio minus the Standard Death Benefit Separate Account charge (the net investment return) is less than the AIR (for the time period between the payments). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if You had elected a higher AIR as changes occur in the investment experience of the Investment Divisions.

The amount of each variable income payment is determined 10 days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after You convert your Deferred Annuity to an income stream, then the amount of that payment will be determined on the date You convert your Deferred Annuity to a pay-out option.

VALUATION

This is how we calculate the Annuity Unit Value for each Investment Division:

..   First, we determine the change in investment experience (which reflects the deduction for any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

..   Next, we subtract the daily equivalent of the Standard Death Benefit
    Separate Account charge for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return;

..   Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and

..   Finally, we multiply the previous Annuity Unit Value by this result.

REALLOCATION PRIVILEGE

   During the pay-out phase of the Deferred Annuity, You may make reallocations among Investment Divisions or from the Investment Divisions to the Fixed
Income Option. Once You reallocate your income payment money into the Fixed Income Option, You may not later reallocate it into an Investment Division. There is no Withdrawal Charge to make a reallocation.

For us to process a reallocation, You must tell us:

..   The percentage of the income payment to be reallocated;

..   The Investment Divisions (or Fixed Income Option) to which You want to reallocate your income payment; and

..   The Investment Divisions from which You want to reallocate your income payment.

Reallocations will be made at the end of the business day, at the close of the Exchange, if received in Good Order prior to the close of the Exchange, on that business day. All other reallocation requests will be processed on the next business day.

When You request a reallocation from an Investment Division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.

..   First, we update the income payment amount to be reallocated from the
    Investment Division based upon the applicable Annuity Unit Value at the time of the reallocation;

..   Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;

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

..   Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option on the date of your reallocation;

..   Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.

When You request a reallocation from one Investment Division to another, annuity units in one Investment Division are liquidated and annuity units in the other Investment Division are credited to You. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the Investment Division to which You have reallocated.

You generally may make a reallocation on any day the Exchange is open. At a future date we may limit the number of reallocations You may make, but never to fewer than one a month. If we do so, we will give You advance written notice. We may limit a Beneficiary's ability to make a reallocation.

Here are examples of the effect of a reallocation on the income payment:

..   Suppose You choose to reallocate 40% of your income payment supported by
    Investment Division A to the Fixed Income Option and the recalculated income payment supported by Investment Division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 x ($125/$100) or $50, and your income payment supported by Investment Division A will be decreased by $40. (The number of annuity units in Investment Division A will be decreased as well.)

..   Suppose You choose to reallocate 40% of your income payment supported by
    Investment Division A to Investment Division B and the recalculated income payment supported by Investment Division A is $100. Then, your income payment supported by Investment Division B will be increased by $40 and your income payment supported by Investment Division A will be decreased by $40. (Changes will also be made to the number of annuity units in both Investment Divisions as well.)

We may require that You use our original forms to make reallocations.

Please see the "Transfer Privilege" section regarding restrictions on transfers policies and procedures.

CHARGES

     You pay the Standard Death Benefit Separate Account charge for your Contract class during the pay-out phase of the Deferred Annuity. In addition, You pay the applicable investment-related charge during the pay-out phase of your Deferred Annuity. During the pay-out phase, we reserve the right to deduct the Annual Contract Fee. If we do so, it will be deducted pro-rata from each income payment. The Separate Account charges You pay will not reduce the number of annuity units credited to You. Instead, we deduct the charges as part of the calculation of the Annuity Unit Value.

                                                                             63

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GENERAL INFORMATION


ADMINISTRATION

All transactions will be processed in the manner described below.

PURCHASE PAYMENTS

Purchase payments may be sent, by cashier's check or certified check made payable to "MetLife," to the Administrative Office, or MetLife sales office, if that office has been designated for this purpose. (We reserve the right to receive purchase payments by other means acceptable to us.) We do not accept cash, money orders or travelers checks. We will provide You with all necessary forms. We must have all documents in Good Order to credit your purchase payments. If You send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to You, or there may be delay in applying the purchase payment or transaction to your Contract.

We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.")

Purchase payments (including any portion of your Account Balance under a Deferred Annuity which You apply to a pay-out option) are effective and valued as of the close of the Exchange on the day we receive them in Good Order at your Administrative Office, except when they are received:

..   On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

..   After the close of the Exchange.

In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated. If payments made on Your behalf are not made in a timely manner, there may be a delay in when amounts are credited.

We reserve the right to credit your initial purchase payment to You within two days after its receipt at your Administrative Office or MetLife sales office, as applicable. However, if You fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in Good Order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify You and give You the reasons for the delay. At that time, You will be asked whether You agree to let us keep your money until the problem is resolved. If You do not agree or we cannot reach You by the fifth business day, your money will be returned.

Under the Deferred Annuities, your employer or the group in which You are a participant or member must identify You on its reports to us and tell us how your money should be allocated among the Investment Divisions and the Fixed Interest Account, if available.

CONFIRMING TRANSACTIONS

You will receive a written statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as Systematic Withdrawal Program payments, and automated investment strategy transfers, may be confirmed quarterly. Salary reduction or deduction purchase payments under the TSA and TSA ERISA Deferred Annuity are confirmed quarterly. Unless You inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

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PROCESSING TRANSACTIONS

We permit You to request transactions by mail and telephone. We make Internet access available to You. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile.

If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block a contract owner's account and, consequently, refuse to implement requests for transfers, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.

BY TELEPHONE OR INTERNET

You may initiate a variety of transactions and obtain information by telephone or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law or your employer. Some of the information and transactions accessible to You include:

..   Account Balance

..   Unit Values

..   Current rates for the Fixed Interest Account

..   Transfers

..   Changes to investment strategies

..   Changes in the allocation of future purchase payments.

Your transaction must be in Good Order and completed prior to the close of the Exchange on one of our business days if You want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.

We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.

Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of the systems. We are not responsible or liable for:

..   any inaccuracy, error, or delay in or omission of any information You transmit or deliver to us; or

..   any loss or damage You may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.

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TELEPHONE AND COMPUTER SYSTEMS

Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Administrative Office.

AFTER YOUR DEATH

If we are notified of your death before any requested transaction is completed (including transactions under automated investment strategies, minimum distribution program and Systematic Withdrawal Program), we will cancel the request. As described above, the death benefit will be determined when we receive due proof of death and an election for the payment method. If You are receiving income payments, we will cancel the request and continue making payments to your Beneficiary if your income type so provides. Or, depending on the income type, we may continue making payments to a joint Annuitant.

ABANDONED PROPERTY REQUIREMENTS

Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or You last resided, as shown on our books and records, or to our state of domicile. (Escheatment is formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your Contract's proceeds from being paid to the state abandoned or unclaimed property office, it is important that You update your Beneficiary designations, including addresses, if and as they change. Please call 1-800-638-7732 to make such changes.

MISSTATEMENT

We may require proof of age of the owner, Beneficiary or Annuitant before making any payments under this Deferred Annuity that are measured by the owner's, Beneficiary's or Annuitant's life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age.

Once income payments have begun, any underpayments will be made up in one sum with the next income payment in a manner agreed to by us. Any overpayments will be deducted first from future income payments. In certain states, we are required to pay interest on any underpayments.

THIRD PARTY REQUESTS

Generally, we only accept requests for transactions or information from You. We reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent You designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other contract owners and who simultaneously makes the same request or series of requests on behalf of other contract owners.

VALUATION -- SUSPENSION OF PAYMENTS

We separately determine the Accumulation Unit Value and Annuity Unit Value, as applicable, for each Investment Division once each day when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give You 30 days notice.

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When You request a transaction, we will process the transaction on the basis of the Accumulation Unit Value or Annuity Unit Value next determined after receipt of the request. Subject to our procedure, we will make withdrawals and transfers/reallocations at a later date, if You request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units You receive on the next available Annuity Unit Value.

We reserve the right to suspend or postpone payment for a withdrawal or transfer/reallocation when:

..   rules of the SEC so permit (trading on the Exchange is restricted, the
    Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or

..   during any other period when the SEC by order so permits.

CYBERSECURITY RISKS

Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing your requests and elections and day-to-day record keeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife and the Separate Account, as well as you and your Contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of your confidential information or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.

ADVERTISING PERFORMANCE

     We periodically advertise the performance of the Investment Divisions. You may get performance information from a variety of sources including your quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports. All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results.

We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return" or some combination of these terms.

YIELD is the net income generated by an investment in a particular Investment Division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually.

CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE ("Non-Standard Performance") is calculated by determining the percentage change in the value of an accumulation (or annuity) unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the Separate

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Account charges (with the Standard Death Benefit), the additional Separate
Account charge for the American Funds Bond, American Funds Growth, American Funds Growth-Income and American Funds Global Small Capitalization Investment Divisions and the Annual Contract Fee; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of Withdrawal Charges, the charge for the GMIB and the charge for the LWG. Withdrawal Charges would reduce performance experience.

AVERAGE ANNUAL TOTAL RETURN ("Standard Performance") calculations reflect the Separate Account charge (with the Standard Death Benefit), the additional Separate Account charge for the American Funds Growth, American Funds Growth-Income, American Funds Bond and American Funds Global Small Capitalization Investment Divisions and the Annual Contract Fee and applicable Withdrawal Charges since the Investment Division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity. These figures also assume a steady annual rate of return. They assume that combination of optional benefits (including the Annual Step Up Death Benefit) that would produce the greatest total Separate Account charge.

Performance figures will vary among the various classes of the Deferred Annuities and the Investment Divisions as a result of different Separate Account charges and Withdrawal Charges.

We may calculate performance for certain investment strategies including Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. We assume that the Separate Account charge reflects the Standard Death Benefit. The information does not assume the charge for the GMIB or LWG. This percentage return assumes that there have been no withdrawals or other unrelated transactions.

For purposes of presentation of Non-Standard Performance, we may assume that the Deferred Annuities were in existence prior to the inception date of the Investment Divisions in the Separate Account that funds the Deferred Annuity. In these cases, we calculate performance based on the historical performance of the underlying Trust I, Trust II, Calvert Fund and American Funds(R) Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Investment Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuity had been introduced as of the Portfolio inception date.

We may also present average annual total return calculations which reflect all Separate Account charges and applicable Withdrawal Charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Investment Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuity had been introduced as of the Portfolio inception date.

Past performance is no guarantee of future results.

We may demonstrate hypothetical future values of Account Balances over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios. These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

We may demonstrate hypothetical future values of Account Balances for a specific Portfolio based upon the assumed rates of return previously described, the deduction of the Separate Account charge and the Annual Contract Fee, if any, and the investment-related charges for the specific Portfolio to depict investment-related charges.

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We may demonstrate the hypothetical historical value of each optional benefit for a specified period based on historical net asset values of the Portfolios and the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., unisex, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the investment-related charge and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical future values of each optional benefit over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., unisex, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the weighted average of investment-related charges for all Portfolios to depict investment-related charges and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., unisex, age 65). These presentations reflect the deduction of the Separate Account charge, the investment-related charge and the Annual Contract Fee, if any.

We may demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., unisex, age 65). These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

Any illustration should not be relied on as a guarantee of future results.

CHANGES TO YOUR DEFERRED ANNUITY

     We have the right to make certain changes to your Deferred Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity owners or would be appropriate in carrying out the purposes of the Deferred Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:

..   To operate the Separate Account in any form permitted by law.

..   To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws, including limiting the number, frequency or types of transfers/reallocations permitted).

..   To transfer any assets in an Investment Division to another Investment
    Division, or to one or more separate accounts, or to our general account, or to add, combine or remove Investment Divisions in the Separate Account.

..   To substitute for the Portfolio shares in any Investment Division, the shares of another class of Trust I, Trust II, the Calvert Fund or the shares of another investment company or any other investment permitted by law.

..   To make any necessary technical changes in the Deferred Annuities in order to conform with any of the above-described actions.

If any changes result in a material change in the underlying investments of an Investment Division in which You have a balance or an allocation, we will notify You of the change. You may then make a new choice of Investment Divisions. For Deferred Annuities issued in Pennsylvania, we will ask your approval before making any technical changes. We will notify you of any changes to the Separate Account.

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VOTING RIGHTS

   Based on our current view of applicable law, You have voting interests under your Deferred Annuity concerning Trust I, Trust II, Calvert Fund or American
Funds(R) proposals that are subject to a shareholder vote. Therefore, You are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity.

We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding Investment Divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.

You are entitled to give instructions regarding the votes attributable to your Deferred Annuity in your sole discretion.

There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. Shares of Trust I, Trust II, the Calvert Fund or the American Funds(R) that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:

..   The shares for which voting instructions are received, and

..   The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.

WHO SELLS THE DEFERRED ANNUITIES

      MetLife Investors Distribution Company ("MLIDC") is the principal underwriter and distributor of the securities offered through this Prospectus. MLIDC, which is our affiliate, also acts as the principal underwriter and distributor of some of the other Variable Annuity contracts and variable life insurance policies we and our affiliated companies issue. We reimburse MLIDC for expenses MLIDC incurs in distributing the Deferred Annuity (e.g., commissions payable to the retail broker-dealers who sell the Deferred Annuities). MLIDC does not retain any fees under the Deferred Annuities.

MLIDC's principal executive offices are located at 200 Park Avenue, New York, New York 10166. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

The Deferred Annuities are sold through unaffiliated broker-dealers, registered with the SEC as broker-dealers under the Exchange Act and members of FINRA. The Deferred Annuities may also be sold through the mail, the Internet or by telephone.

There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered through the charges and deductions under the Deferred Annuities. MLIDC pays compensation based upon a 'gross dealer concession' model. With respect to the Deferred Annuities, the gross dealer concession ranges from 0.75% to 9% (depending on class purchased) of each purchase payment. The gross dealer concession applies each year the Contract is in force and, starting in the second Contract Year, ranges from 0.25% to 1.00% (depending on the class purchased) of the Account Balance each year that the Contract is in force for servicing the Contract. Gross dealer concession may also be

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paid when the Contract is annuitized. The amount of this gross dealer concession credited upon an annuitization depends on several factors, including the number of years the Contract has been in force.

We may make payments to MLIDC that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for MLIDC's management team, advertising expenses, and other expenses of distributing the Deferred Annuities. MLIDC's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with MLIDC. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Deferred Annuities. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of these selling firms may also receive non-cash compensation pursuant to their firm's guidelines, directly from us or the distributor. We and our affiliates may also provide sales support in the form of training, sponsoring conferences, defraying expenses at vendor meetings, providing promotional literature and similar services. An unaffiliated broker-dealer or sales representatives of an unaffiliated broker-dealer may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates. Ask your sales representative for further information about what your sales representative and the broker-dealer for which he or she works may receive in connection with your purchase of a Contract.

From time to time, MetLife pays organizations, associations and non-profit organizations fees to sponsor MetLife's Variable Annuity Contracts. We may also obtain access to an organization's members to market our Variable Annuity Contracts. These organizations are compensated for their sponsorship of our Variable Annuity Contracts in various ways. Primarily, they receive a flat fee from MetLife. We also compensate these organizations by funding of their programs, scholarships, events or awards, such as a principal of the year award. We may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, we hire organizations to perform administrative services for us for which they are paid a fee based upon a percentage of the Account Balances their members hold in the Contracts. We also may retain finders and consultants to introduce MetLife to potential clients and for establishing and maintaining relationships between MetLife and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. We or our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Deferred Annuities.

FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Separate Account have been included in the SAI.

YOUR SPOUSE'S RIGHTS

If You received your Contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and You are married, the income payments, withdrawal and loan provisions, and methods of payment of the death benefit under your Deferred Annuity may be subject to your spouse's rights.

If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.

Any reference to "spouse" includes those persons who are married under state law, regardless of sex.

For details or advice on how the law applies to your circumstances, consult your tax adviser or attorney.

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WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY

We may cancel your Deferred Annuity only if we do not receive any purchase payments from You for 24 consecutive months (36 consecutive months in New York State) and your Account Balance is less than $2,000. Accordingly, no Deferred Annuity will be terminated due solely to negative investment performance. We will only do so to the extent allowed by law. If we do so, we will return the full Account Balance, less any outstanding loans. Federal tax law may impose additional restrictions on our right to cancel your SEP and SIMPLE IRA Deferred Annuity.

The tax law may also restrict payment of surrender proceeds to participants under certain employer retirement plans prior to reaching certain permissible triggering events.

We will not terminate the Contract where we keep records of your account if it includes an LWG rider. In addition, we will not terminate any Contract where we keep records of your account that includes a GMIB rider or a guaranteed death benefit if at the time the termination would otherwise occur the income/benefit base of the rider, or the guaranteed amount under any death benefit, is greater than the Account Balance. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York.

However, if your plan determines to terminate the Contract at a time when You have an income/benefit base of the rider or a guaranteed amount under any death benefit that is greater than the Account Balance, You forfeit any income/benefit base of the rider or any guaranteed amount under any death benefit You have accrued upon termination of the Contract.

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INCOME TAXES

INTRODUCTION

   The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect You and your Contract. Nor does this discussion address other Federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA.

We do not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

Any Code reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of sex.

QUALIFIED ANNUITY CONTRACTS

INTRODUCTION

The Contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Contract with the various types of qualified plans. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Contract.

We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.

All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.

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TREATMENT OF SEPARATE ACCOUNT CHARGES

It is possible that at some future date the IRS may consider that Contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the Contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the Contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% Federal income tax penalty as an early distribution.

ACCUMULATION

The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that You may claim for that contribution under qualified plans are limited under the Code. See the SAl for a description of qualified plan types and annual current contribution limitations which are subject to change from year-to-year.

Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle You to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give You a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.

The Contract will accept as a single purchase payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single purchase payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.

TAXATION OF ANNUITY DISTRIBUTIONS

If contributions are made on a "before tax" basis, You generally pay income taxes on the full amount of money You receive under the Contract. Withdrawals attributable to any after- tax contributions are basis in the Contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any). Under current Federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

If You meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be free of Federal income taxes.

With respect to IRA Contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless You elect otherwise. The amount we will withhold is determined by the Code.

GUARANTEED WITHDRAWAL BENEFITS

If You have purchased the Lifetime Withdrawal Guarantee benefit ("LWG"), where otherwise made available, note the following:

In the event that the Account Balance goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Account Balance of the Contract.

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WITHDRAWALS PRIOR TO AGE 59 1/2

A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% Federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE plan Contracts if the withdrawal occurs within the first 2 years of your participation in the plan.

These exceptions include withdrawals made:

  (a) on account of your death or disability, or

  (b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of You and your designated beneficiary and You are separated from employment.

If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include, but are not limited to, additional purchase payments to the Contract (including tax-free transfers or rollovers and additional withdrawals) from the Contract.

The 10% Federal income tax penalty on early distribution does not apply to governmental 457(b) plan Contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.

A withdrawal or distribution from a qualified annuity Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order ("QDRO");
(3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).

In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if You are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.

ROLLOVERS

Your Contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., You may not transfer it to someone else).

Nevertheless, Contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.

Under certain circumstances, You may be able to transfer amounts distributed from your Contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.

You may make rollovers and direct transfers into your SIMPLE IRA annuity Contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years. Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that You participate in the SIMPLE IRA plan. After this two year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.

Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:

    (a) minimum distribution requirements,

    (b) financial hardship, or

    (c) for a period of ten or more years or for life.

20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS

For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if You directly transfer a withdrawal from this Contract to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into this Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.

DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the Contract owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).

Distributions required from a qualified annuity Contract following your death depend on whether You die before You had converted your Contract to an annuity form and started taking annuity payments (your Annuity Starting Date).

If You die on or after your Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

If You die before your Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death).

Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death; the beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.

If the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the owner. If your Contract permits, your beneficiary spouse may delay the start of these payments until December 31 of the year in which You would have reached age
70 1/2.

Alternatively, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.

If your beneficiary is not your spouse and your plan and Contract permit, your beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.

Additionally, for Contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the owner may have rights in the Contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the Contract.

REQUIRED MINIMUM DISTRIBUTIONS

Generally, You must begin receiving amounts from your retirement plan by April 1 following the latter of:

    (a) the calendar year in which You reach age 70 1/2, or

    (b) the calendar year You retire, provided You do not own more than 5% of the outstanding stock, capital, or profits of your employer.

For IRAs (including SEPs and SIMPLEs), You must begin receiving withdrawals by April 1 of the year after You reach age 70 1/2 even if You have not retired.

A tax penalty of 50% applies to the shortfall of any required minimum distributions You fail to receive.

You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of the your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.

Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Portfolios but also with respect to actuarial gains.

The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of Contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.

If You intend to receive your minimum distributions which are payable over the joint lives of You and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of You and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own Contract.

ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)

SPECIAL RULES REGARDING EXCHANGES

In order to satisfy tax regulations, contract exchanges within a 403(b) plan must, at a minimum, meet the following requirements: (1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a participant's or a beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to Contract exchanges or any other matter relating to these regulations.

WITHDRAWALS

If You are under age 59 1/2, You generally cannot withdraw money from your TSA Contract unless the withdrawal:

    (a) Related to purchase payments made prior to 1989 and pre-1989 earnings on those purchase payments;

    (b) Is exchanged to another permissible investment under your 403(b) plan;

    (c) Relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;

    (d) Occurs after You die, leave your job or become disabled (as defined by the Code);

    (e) Is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

    (f) Relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

    (g) Relates to rollover or after-tax contributions; or

    (h) Is for the purchase of permissive service credit under a governmental defined benefit plan.

In addition, a Section 403(b) Contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.

DISTINCTION FOR PUERTO RICO CODE

An annuity Contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081 .01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.

CONTRIBUTIONS

The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.

DISTRIBUTIONS

Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Contract for purposes of determining the amount of annuity payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source. A special rate of 10% may apply instead, if the plan satisfies the following requirements:

    (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and

    (2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.

If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.

You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity Contract and/or any proposed distribution if you are a resident of Puerto Rico.

ROLLOVER

Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.

ERISA CONSIDERATIONS

In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.

Similar to the IRS in Revenue Ruling 2013-1 7, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013, providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse", spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marrics a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.

LEGAL PROCEEDINGS

 In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and Federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of MetLife to meet its obligations under the Contracts.

TABLE OF CONTENTS FOR THE STATEMENT

OF ADDITIONAL INFORMATION


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRINCIPAL UNDERWRITER

CUSTODIAN

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

EXPERIENCE FACTOR

VARIABLE INCOME PAYMENTS

    ASSUMED INVESTMENT RETURN

    AMOUNT OF INCOME PAYMENTS

    ANNUITY UNIT VALUE

    REALLOCATION PRIVILEGE

    CALCULATING THE ANNUITY UNIT VALUE

DETERMINING THE VARIABLE INCOME PAYMENT

ADVERTISEMENT OF THE SEPARATE ACCOUNT

VOTING RIGHTS

    DISREGARDING VOTING RIGHTS

TAXES

    NON-QUALIFIED ANNUITY CONTRACTS

    QUALIFIED ANNUITY CONTRACTS

    TYPES OF QUALIFIED PLANS

    ERISA

    FEDERAL ESTATE TAXES

    GENERATION-SKIPPING TRANSFER TAX

    ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

WITHDRAWALS

ACCUMULATION UNIT VALUES TABLES

FINANCIAL STATEMENTS OF SEPARATE ACCOUNT

FINANCIAL STATEMENTS OF METLIFE

APPENDIX I

PREMIUM TAX TABLE

If You are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your annuity.


                     Qualified Non-Qualified
                     Annuities Annuities
  California(1)..... 0.5%      2.35%
  Florida(2)........ 1.0%      1.0%
  Maine(3).......... 0.00%     2.0%
  Nevada(4)......... 0.00%     3.5%
  Puerto Rico(5).... 1.0%      1.0%
  South Dakota(6)... 0.00%     1.25%
  West Virginia..... 1.0%      1.0%
  Wyoming(7)........ 0.00%     1.0%

        ---

      /1/California applies the qualified tax rate to plans that qualify under the following Code Sections: 401(a), 403(b), 404, 408(b) and 501(a).

      /2/Annuity premiums are exempt from taxation provided the tax savings are passed back to the contract holders. Otherwise, they are taxable at 1%.

      /3/Maine applies the qualified tax rate to plans that qualify under the following Code Sections: 401, 403, 403(b), 404, 408, 457 and 501.

      /4/Nevada and Wyoming apply the qualified tax rate to plans that qualify under the following Code Sections: 401, 403, 404, 408, 457 and 501.

      /5/We will not deduct premium taxes paid by us to Puerto Rico from purchase payments, Account Balances, withdrawals, death benefits or income payments.

      /6/Special rate applies for large case annuity policies. Rate is 0.08% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation. South Dakota applies the qualified tax rate to plans that qualify under the following Code Sections: 401, 403(b), 404, 408, 457 and 501(a).

APPENDIX II

WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL
RETIREMENT PROGRAM PARTICIPANT

If You are a participant in the Texas Optional Retirement Program, Texas law permits us to make withdrawals on your behalf only if You die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal You ask for requires a written statement from the appropriate Texas institution of higher education verifying your vesting status and (if applicable) termination of employment. Also, we require a written statement from You that You are not transferring employment to another Texas institution of higher education. If You retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without your consent to the extent necessary to maintain compliance with the law.

APPENDIX III

ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION

These tables show fluctuations in the Accumulation Unit Values for two of the possible mixes offered within the Deferred Annuity for each Investment Division from year end to year end. The information in these tables has been derived from the Separate Account's full financial statements or other reports (such as the annual report). The first table shows the Deferred Annuity mix that bears the total highest charge, and the second table shows the Deferred Annuity mix that bears the total lowest charge. The mix with the total highest charge has these features: e Bonus Class, the Annual Step-Up Death Benefit and the LWG. (In terms of the calculation for this mix, the LWB charge is made by canceling accumulation units and, therefore, the charge is not reflected in the Accumulation Unit Value. However, purchasing this option with these other contract features will result in the highest overall charge.) Lower charges for the GMIB and the LWG were in effect prior to May 4, 2009. The mix with the total lowest charge has these features: e Class and no optional benefit. All other possible mixes for each Investment Division within the Deferred Annuity appear in the SAI, which is available upon request without charge by calling 1-800-638-7732.

                       METLIFE FINANCIAL FREEDOM SELECT
                             HIGHEST POSSIBLE MIX
                         1.05 SEPARATE ACCOUNT CHARGE

                                                                       Beginning of               Number of
                                                                           Year     End of Year  Accumulation
                                                                       Accumulation Accumulation Units End of
Investment Division                                               Year  Unit Value   Unit Value      Year
-------------------                                               ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2) (5/1/2006).... 2007   $ 15.71      $ 16.02        0.00
                                                                  2008     16.02        14.33        0.00
                                                                  2009     14.33        15.93        0.00
                                                                  2010     15.93        16.74        0.00
                                                                  2011     16.74        17.53        0.00
                                                                  2012     17.53        18.24        0.00
                                                                  2013     18.24        17.61        0.00
                                                                  2014     17.61        18.30        0.00
                                                                  2015     18.30        18.12        0.00
                                                                  2016     18.12        18.41        0.00

American Funds Global Small Capitalization Investment Division+
  (Class 2)...................................................... 2007     29.77        35.68        0.00
                                                                  2008     35.68        16.36        0.00
                                                                  2009     16.36        26.06        0.00
                                                                  2010     26.06        31.49        0.00
                                                                  2011     31.49        25.13        0.00
                                                                  2012     25.13        29.31        0.00
                                                                  2013     29.31        37.12        0.00
                                                                  2014     37.12        37.42        0.00
                                                                  2015     37.42        37.03        0.00
                                                                  2016     37.03        37.32        0.00

American Funds Growth Investment Division+ (Class 2)............. 2007    163.12       180.88        0.00
                                                                  2008    180.88       100.03        0.00
                                                                  2009    100.03       137.65        0.00
                                                                  2010    137.65       161.26        0.00
                                                                  2011    161.26       152.37        0.00
                                                                  2012    152.37       177.30        0.47
                                                                  2013    177.30       227.70        1.75
                                                                  2014    227.70       243.88        0.75
                                                                  2015    243.88       257.24        2.22
                                                                  2016    257.24       278.01        3.19

                                                                       Beginning of               Number of
                                                                           Year     End of Year  Accumulation
                                                                       Accumulation Accumulation Units End of
Investment Division                                               Year  Unit Value   Unit Value      Year
-------------------                                               ---- ------------ ------------ ------------
American Funds Growth-Income Investment Division+ (Class 2)...... 2007   $118.57      $122.93        0.00
                                                                  2008    122.93        75.41        0.00
                                                                  2009     75.41        97.70        0.00
                                                                  2010     97.70       107.45        0.00
                                                                  2011    107.45       104.13        0.00
                                                                  2012    104.13       120.75        0.00
                                                                  2013    120.75       159.12        0.00
                                                                  2014    159.12       173.76        0.00
                                                                  2015    173.76       174.01        0.00
                                                                  2016    174.01       191.56        0.00

American Funds(R) Balanced Allocation Investment Division
  (Class C) (4/28/2008).......................................... 2008     10.00         7.03        0.00
                                                                  2009      7.03         8.99        0.00
                                                                  2010      8.99         9.98        0.00
                                                                  2011      9.98         9.67        0.00
                                                                  2012      9.67        10.86        0.00
                                                                  2013     10.86        12.74        0.00
                                                                  2014     12.74        13.37        0.00
                                                                  2015     13.37        13.14        0.00
                                                                  2016     13.14        14.02        0.00

American Funds(R) Growth Allocation Investment Division
  (Class C) (4/28/2008).......................................... 2008      9.99         6.37        0.00
                                                                  2009      6.37         8.46        0.00
                                                                  2010      8.46         9.50        0.00
                                                                  2011      9.50         8.95        0.00
                                                                  2012      8.95        10.29        0.00
                                                                  2013     10.29        12.74        0.00
                                                                  2014     12.74        13.41        0.00
                                                                  2015     13.41        13.17        0.00
                                                                  2016     13.17        14.20        0.00

American Funds(R) Moderate Allocation Investment Division
  (Class C) (4/28/2008).......................................... 2008     10.01         7.70        0.00
                                                                  2009      7.70         9.41        0.00
                                                                  2010      9.41        10.23        0.00
                                                                  2011     10.23        10.14        0.00
                                                                  2012     10.14        11.13        0.00
                                                                  2013     11.13        12.50        0.00
                                                                  2014     12.50        13.12        0.00
                                                                  2015     13.12        12.89        0.00
                                                                  2016     12.89        13.65        0.00

Barclays Aggregate Bond Index Investment Division (Class B)...... 2007     13.51        14.26        0.00
                                                                  2008     14.26        14.91        0.00
                                                                  2009     14.91        15.48        0.00
                                                                  2010     15.48        16.20        0.00
                                                                  2011     16.20        17.19        0.00
                                                                  2012     17.19        17.63        0.00
                                                                  2013     17.63        17.00        0.00
                                                                  2014     17.00        17.75        0.00
                                                                  2015     17.75        17.58        0.00
                                                                  2016     17.58        17.77        0.00

                                                                       Beginning of               Number of
                                                                           Year     End of Year  Accumulation
                                                                       Accumulation Accumulation Units End of
Investment Division                                               Year  Unit Value   Unit Value      Year
-------------------                                               ---- ------------ ------------ ------------
BlackRock Bond Income Investment Division (Class B).............. 2007    $50.35       $52.82        0.00
                                                                  2008     52.82        50.36        0.00
                                                                  2009     50.36        54.41        0.00
                                                                  2010     54.41        58.18        0.00
                                                                  2011     58.18        61.21        0.00
                                                                  2012     61.21        64.97        0.00
                                                                  2013     64.97        63.65        0.00
                                                                  2014     63.65        67.27        0.00
                                                                  2015     67.27        66.80        0.00
                                                                  2016     66.80        67.99        0.00

BlackRock Capital Appreciation Investment Division (Class B)..... 2007     28.60        33.51        0.00
                                                                  2008     33.51        20.99        0.00
                                                                  2009     20.99        28.36        0.00
                                                                  2010     28.36        33.53        0.00
                                                                  2011     33.53        30.14        0.00
                                                                  2012     30.14        34.02        0.00
                                                                  2013     34.02        45.08        0.00
                                                                  2014     45.08        48.46        0.00
                                                                  2015     48.46        50.84        0.00
                                                                  2016     50.84        50.23        0.00

BlackRock Capital Appreciation Investment Division
  (Class B) (formerly BlackRock Legacy Large Cap Growth
  Investment Division (Class B) and before that FI Large Cap
  Investment Division (Class B))................................. 2007     17.92        18.39        0.00
                                                                  2008     18.39        10.02        0.00
                                                                  2009     10.02        10.45        0.00

BlackRock Large Cap Value Investment Division (Class B).......... 2007     14.66        14.96        0.00
                                                                  2008     14.96         9.60        0.00
                                                                  2009      9.60        10.55        0.00
                                                                  2010     10.55        11.37        0.00
                                                                  2011     11.37        11.49        0.00
                                                                  2012     11.49        12.95        0.00
                                                                  2013     12.95        16.89        0.00
                                                                  2014     16.89        18.33        0.00
                                                                  2015     18.33        17.02        0.00
                                                                  2016     17.02        19.89        0.00

Calvert VP SRI Balanced Investment Division (Class I)............ 2007     25.02        25.44        0.00
                                                                  2008     25.44        17.28        0.00
                                                                  2009     17.28        21.43        0.00
                                                                  2010     21.43        23.77        0.00
                                                                  2011     23.77        24.60        0.00
                                                                  2012     24.60        26.90        0.00
                                                                  2013     26.90        31.41        0.00
                                                                  2014     31.41        34.07        0.00
                                                                  2015     34.07        32.98        0.00
                                                                  2016     32.98        35.20        0.00

                                                                       Beginning of               Number of
                                                                           Year     End of Year  Accumulation
                                                                       Accumulation Accumulation Units End of
Investment Division                                               Year  Unit Value   Unit Value      Year
-------------------                                               ---- ------------ ------------ ------------
Clarion Global Real Estate Investment Division (Class B)......... 2007   $ 19.63      $ 16.51        0.00
                                                                  2008     16.51         9.53        0.00
                                                                  2009      9.53        12.70        0.00
                                                                  2010     12.70        14.59        0.00
                                                                  2011     14.59        13.63        0.00
                                                                  2012     13.63        17.00        0.00
                                                                  2013     17.00        17.42        0.00
                                                                  2014     17.42        19.52        0.00
                                                                  2015     19.52        19.05        0.00
                                                                  2016     19.05        19.01        0.00

ClearBridge Aggressive Growth Investment Division (4/28/2014).... 2014    252.47       284.85        0.36
                                                                  2015    284.85       270.50        2.30
                                                                  2016    270.50       274.85        3.81

ClearBridge Aggressive Growth Investment Division (Class
  B) (formerly ClearBridge Aggressive Growth II Investment
  Division (Class B)) (4/30/2007)................................ 2007    159.23       195.80        0.00
                                                                  2008    195.80       112.38        0.00
                                                                  2009    112.38       158.86        0.00
                                                                  2010    158.86       171.98        0.00
                                                                  2011    171.98       157.34        0.00
                                                                  2012    157.34       190.75        0.00
                                                                  2013    190.75       243.09        0.00
                                                                  2014    243.09       253.41        0.00

Harris Oakmark International Investment Division (Class B)....... 2007     20.36        19.92        0.00
                                                                  2008     19.92        11.65        0.00
                                                                  2009     11.65        17.88        0.00
                                                                  2010     17.88        20.60        0.00
                                                                  2011     20.60        17.48        0.00
                                                                  2012     17.48        22.35        0.00
                                                                  2013     22.35        28.87        0.00
                                                                  2014     28.87        26.91        1.90
                                                                  2015     26.91        25.43       12.21
                                                                  2016     25.43        27.22       19.27

Invesco Mid Cap Value Investment Division (Class B).............. 2007     26.96        27.53        0.00
                                                                  2008     27.53        14.30        0.00
                                                                  2009     14.30        20.91        0.00
                                                                  2010     20.91        26.09        0.00
                                                                  2011     26.09        24.09        0.00
                                                                  2012     24.09        26.67        0.00

Invesco Mid Cap Value Investment Division (Class B).............. 2012     26.54        27.35        0.00
                                                                  2013     27.35        35.27        0.00
                                                                  2014     35.27        38.27        0.00
                                                                  2015     38.27        34.47        0.00
                                                                  2016     34.47        39.40        0.00

                                                                    Beginning of               Number of
                                                                        Year     End of Year  Accumulation
                                                                    Accumulation Accumulation Units End of
Investment Division                                            Year  Unit Value   Unit Value      Year
-------------------                                            ---- ------------ ------------ ------------
Invesco Small Cap Growth Investment Division (Class B)........ 2007    $14.90       $16.38        0.00
                                                               2008     16.38         9.93        0.00
                                                               2009      9.93        13.15        0.00
                                                               2010     13.15        16.42        0.00
                                                               2011     16.42        16.07        0.00
                                                               2012     16.07        18.81        0.00
                                                               2013     18.81        26.09        0.00
                                                               2014     26.09        27.86        0.00
                                                               2015     27.86        27.10        0.00
                                                               2016     27.10        29.88        0.00

Jennison Growth Investment Division (Class B)................. 2012      9.52         9.20        0.00
                                                               2013      9.20        12.44        0.00
                                                               2014     12.44        13.39        0.00
                                                               2015     13.39        14.65        0.00
                                                               2016     14.65        14.48        0.00

Jennison Growth Investment Division (Class B) (formerly
  Oppenheimer Capital Appreciation Investment Division (Class
  B))......................................................... 2007      9.34        10.57        0.00
                                                               2008     10.57         5.65        0.00
                                                               2009      5.65         8.04        0.00
                                                               2010      8.04         8.70        0.00
                                                               2011      8.70         8.49        0.00
                                                               2012      8.49         9.56        0.00

Loomis Sayles Global Markets Investment Division (Class B).... 2013     13.25        14.59        0.00
                                                               2014     14.59        14.94        0.00
                                                               2015     14.94        14.97        0.00
                                                               2016     14.97        15.52        0.00

Loomis Sayles Global Markets Investment Division (Class
  B) (formerly Met/Franklin Income Investment Division (Class
  B)) (4/28/2008)............................................. 2008      9.99         8.00        0.00
                                                               2009      8.00        10.12        0.00
                                                               2010     10.12        11.20        0.00
                                                               2011     11.20        11.32        0.00
                                                               2012     11.32        12.60        0.00
                                                               2013     12.60        13.17        0.00

Loomis Sayles Small Cap Core Investment Division (Class B).... 2007     33.49        36.99        0.00
                                                               2008     36.99        23.40        0.00
                                                               2009     23.40        30.09        0.00
                                                               2010     30.09        37.88        0.00
                                                               2011     37.88        37.61        0.00
                                                               2012     37.61        42.53        0.00
                                                               2013     42.53        59.21        0.00
                                                               2014     59.21        60.64        0.00
                                                               2015     60.64        58.96        0.00
                                                               2016     58.96        69.42        0.00

                                                                       Beginning of               Number of
                                                                           Year     End of Year  Accumulation
                                                                       Accumulation Accumulation Units End of
Investment Division                                               Year  Unit Value   Unit Value      Year
-------------------                                               ---- ------------ ------------ ------------
Loomis Sayles Small Cap Growth Investment Division (Class B)..... 2007   $ 11.08      $ 11.44        0.00
                                                                  2008     11.44         6.64        0.00
                                                                  2009      6.64         8.52        0.00
                                                                  2010      8.52        11.08        0.00
                                                                  2011     11.08        11.26        0.00
                                                                  2012     11.26        12.36        0.00
                                                                  2013     12.36        18.15        0.00
                                                                  2014     18.15        18.13        0.00
                                                                  2015     18.13        18.19        0.00
                                                                  2016     18.19        19.09        0.00

Met/Artisan Mid Cap Value Investment Division (Class B).......... 2007     41.03        37.73        0.00
                                                                  2008     37.73        20.11        0.00
                                                                  2009     20.11        28.10        0.00
                                                                  2010     28.10        31.91        0.00
                                                                  2011     31.91        33.62        0.00
                                                                  2012     33.62        37.12        0.90
                                                                  2013     37.12        50.15        3.22
                                                                  2014     50.15        50.46        2.29
                                                                  2015     50.46        45.10       10.99
                                                                  2016     45.10        54.75       15.00

Met/Franklin Low Duration Total Return Investment Division
  (Class B) (5/2/2011)........................................... 2011      9.98         9.79        0.00
                                                                  2012      9.79        10.11        0.00
                                                                  2013     10.11        10.12        0.00
                                                                  2014     10.12        10.12        0.00
                                                                  2015     10.12         9.95        0.00
                                                                  2016      9.95        10.16        0.00

Met/Wellington Core Equity Opportunities Investment Division
  (Class B) (formerly WMC Core Equity Opportunities Investment
  Division (Class B))............................................ 2007     39.23        40.51        0.00
                                                                  2008     40.51        24.24        0.00
                                                                  2009     24.24        31.58        0.00
                                                                  2010     31.58        34.91        0.00
                                                                  2011     34.91        33.07        0.00
                                                                  2012     33.07        36.86        0.00
                                                                  2013     36.86        48.64        0.00
                                                                  2014     48.64        53.11        0.00
                                                                  2015     53.11        53.68        0.00
                                                                  2016     53.68        56.87        0.00

Met/Wellington Large Cap Research Investment Division (Class
  B) (formerly WMC Large Cap Research Investment Division (Class
  B) and before that BlackRock Large Cap Investment Division
  (Class B))..................................................... 2007     81.54        85.61        0.00

Met/Wellington Large Cap Research Investment Division (Class
  B) (formerly WMC Large Cap Research Investment Division*
  (Class B))..................................................... 2007     84.90        85.83        0.00
                                                                  2008     85.83        53.24        0.00
                                                                  2009     53.24        62.80        0.00
                                                                  2010     62.80        69.89        0.00
                                                                  2011     69.89        69.33        0.00
                                                                  2012     69.33        77.81        0.00
                                                                  2013     77.81       103.39        0.00
                                                                  2014    103.39       116.13        0.00
                                                                  2015    116.13       120.08        0.00
                                                                  2016    120.08       128.67        0.00

                                                                       Beginning of               Number of
                                                                           Year     End of Year  Accumulation
                                                                       Accumulation Accumulation Units End of
Investment Division                                               Year  Unit Value   Unit Value      Year
-------------------                                               ---- ------------ ------------ ------------
MetLife Asset Allocation 100 Investment Division (Class B)....... 2011    $12.41       $10.66        0.00
                                                                  2012     10.66        12.31        0.00
                                                                  2013     12.31        15.78        0.00
                                                                  2014     15.78        16.41        0.00
                                                                  2015     16.41        15.91        0.00
                                                                  2016     15.91        17.16        0.00

MetLife Asset Allocation 100 Investment Division (Class
  B) (formerly MetLife Aggressive Allocation Investment Division
  (Class B)) (5/1/2005).......................................... 2007     12.79        13.07        0.00
                                                                  2008     13.07         7.70        0.00
                                                                  2009      7.70        10.02        0.00
                                                                  2010     10.02        11.47        0.00
                                                                  2011     11.47        12.45        0.00

MetLife Asset Allocation 20 Investment Division (Class B)
  (5/1/2005)..................................................... 2007     10.92        11.40        0.00
                                                                  2008     11.40         9.66        0.00
                                                                  2009      9.66        11.52        0.00
                                                                  2010     11.52        12.55        0.00
                                                                  2011     12.55        12.82        0.00
                                                                  2012     12.82        13.85        0.00
                                                                  2013     13.85        14.29        0.00
                                                                  2014     14.29        14.78        0.00
                                                                  2015     14.78        14.54        0.00
                                                                  2016     14.54        15.04        0.00

MetLife Asset Allocation 40 Investment Division (Class B)
  (5/1/2005)..................................................... 2007     11.41        11.83        0.00
                                                                  2008     11.83         9.18        0.00
                                                                  2009      9.18        11.24        0.00
                                                                  2010     11.24        12.40        0.00
                                                                  2011     12.40        12.40        0.00
                                                                  2012     12.40        13.68        0.00
                                                                  2013     13.68        15.01        0.00
                                                                  2014     15.01        15.59        0.00
                                                                  2015     15.59        15.26        0.00
                                                                  2016     15.26        16.02        0.00

MetLife Asset Allocation 60 Investment Division (Class B)
  (5/1/2005)..................................................... 2007     11.92        12.31        0.00
                                                                  2008     12.31         8.69        0.00
                                                                  2009      8.69        10.88        0.00
                                                                  2010     10.88        12.19        0.00
                                                                  2011     12.19        11.89        0.00
                                                                  2012     11.89        13.33        0.00
                                                                  2013     13.33        15.56        0.00
                                                                  2014     15.56        16.18        0.00
                                                                  2015     16.18        15.80        0.00
                                                                  2016     15.80        16.75        0.00

MetLife Asset Allocation 80 Investment Division (Class
  A) (formerly MetLife Growth Strategy Investment Division
  (Class B)) (4/29/2013)......................................... 2013     11.83        13.52        0.00
                                                                  2014     13.52        13.48        0.00

                                                                       Beginning of               Number of
                                                                           Year     End of Year  Accumulation
                                                                       Accumulation Accumulation Units End of
Investment Division                                               Year  Unit Value   Unit Value      Year
-------------------                                               ---- ------------ ------------ ------------
MetLife Asset Allocation 80 Investment Division (Class B)
  (5/1/2005)..................................................... 2007    $12.43       $12.77        0.00
                                                                  2008     12.77         8.20        0.00
                                                                  2009      8.20        10.47        0.00
                                                                  2010     10.47        11.89        0.00
                                                                  2011     11.89        11.32        0.00
                                                                  2012     11.32        12.93        0.00
                                                                  2013     12.93        15.90        0.00
                                                                  2014     15.90        16.56        0.00
                                                                  2015     16.56        16.11        0.00
                                                                  2016     16.11        17.24        0.00

MetLife Asset Allocation 80 Investment Division (formerly
  MetLife Growth Strategy Investment Division (Class B) and
  before that Met/Franklin Templeton Founding Strategy
  Investment Division (Class B)) (4/28/2008)..................... 2008      9.99         7.05        0.00
                                                                  2009      7.05         8.96        0.00
                                                                  2010      8.96         9.76        0.00
                                                                  2011      9.76         9.49        0.00
                                                                  2012      9.49        10.91        0.00
                                                                  2013     10.91        11.75        0.00

MetLife Mid Cap Stock Index Investment Division (Class B)........ 2007     15.97        16.99        0.00
                                                                  2008     16.99        10.69        0.00
                                                                  2009     10.69        14.48        0.00
                                                                  2010     14.48        18.05        0.00
                                                                  2011     18.05        17.47        0.00
                                                                  2012     17.47        20.28        0.00
                                                                  2013     20.28        26.66        0.00
                                                                  2014     26.66        28.82        0.00
                                                                  2015     28.82        27.77        0.00
                                                                  2016     27.77        33.01        0.00

MetLife Small Cap Value Investment Division (Class B)............ 2007     18.49        17.74        0.00
                                                                  2008     17.74        12.32        0.00
                                                                  2009     12.32        15.42        0.00
                                                                  2010     15.42        18.29        0.00
                                                                  2011     18.29        16.47        0.00
                                                                  2012     16.47        19.23        0.00
                                                                  2013     19.23        25.21        0.00
                                                                  2014     25.21        25.37        0.00
                                                                  2015     25.37        23.75        0.00
                                                                  2016     23.75        30.85        0.00

MetLife Stock Index Investment Division (Class B)................ 2007     45.54        47.30        0.00
                                                                  2008     47.30        29.37        0.00
                                                                  2009     29.37        36.59        0.00
                                                                  2010     36.59        41.46        0.00
                                                                  2011     41.46        41.70        0.00
                                                                  2012     41.70        47.62        0.00
                                                                  2013     47.62        62.07        0.00
                                                                  2014     62.07        69.46        0.74
                                                                  2015     69.46        69.37        4.50
                                                                  2016     69.37        76.46        6.86

                                                                       Beginning of               Number of
                                                                           Year     End of Year  Accumulation
                                                                       Accumulation Accumulation Units End of
Investment Division                                               Year  Unit Value   Unit Value      Year
-------------------                                               ---- ------------ ------------ ------------
MFS(R) Research International Investment Division (Class B)...... 2007    $16.36       $18.34        0.00
                                                                  2008     18.34        10.46        0.00
                                                                  2009     10.46        13.62        0.00
                                                                  2010     13.62        15.01        0.00
                                                                  2011     15.01        13.27        0.00
                                                                  2012     13.27        15.32        0.00
                                                                  2013     15.32        18.08        0.00
                                                                  2014     18.08        16.65        0.00
                                                                  2015     16.65        16.18        0.00
                                                                  2016     16.18        15.87        0.00

MFS(R) Total Return Investment Division (Class B)................ 2007     47.94        49.39        0.00
                                                                  2008     49.39        37.95        0.00
                                                                  2009     37.95        44.43        0.00
                                                                  2010     44.43        48.27        0.00
                                                                  2011     48.27        48.80        0.00
                                                                  2012     48.80        53.75        0.00
                                                                  2013     53.75        63.13        0.00
                                                                  2014     63.13        67.70        0.00
                                                                  2015     67.70        66.73        0.00
                                                                  2016     66.73        71.92        0.00

MFS(R) Value Investment Division (Class B)....................... 2007     15.18        14.42        0.00
                                                                  2008     14.42         9.46        0.00
                                                                  2009      9.46        11.28        0.00
                                                                  2010     11.28        12.41        0.00
                                                                  2011     12.41        12.36        0.00
                                                                  2012     12.36        14.23        0.00
                                                                  2013     14.23        19.07        0.00
                                                                  2014     19.07        20.86        0.00
                                                                  2015     20.86        20.57        0.00
                                                                  2016     20.57        23.22        0.00

MFS(R) Value Investment Division (Class B) (formerly FI Value
  Leaders Investment Division (Class B))......................... 2007     32.65        33.58        0.00
                                                                  2008     33.58        20.23        0.00
                                                                  2009     20.23        24.32        0.00
                                                                  2010     24.32        27.51        0.00
                                                                  2011     27.51        25.48        0.00
                                                                  2012     25.48        29.12        0.00
                                                                  2013     29.12        32.09        0.00

MFS(R) Value Investment Division (Class B) (formerly
  Met/Franklin Mutual Shares Investment Division (Class B))
  (4/28/2008).................................................... 2008      9.99         6.61        0.00
                                                                  2009      6.61         8.17        0.00
                                                                  2010      8.17         8.98        0.00
                                                                  2011      8.98         8.84        0.00
                                                                  2012      8.84         9.96        0.00
                                                                  2013      9.96        10.92        0.00

Morgan Stanley Mid Cap Growth Investment Division (Class B)...... 2010     13.48        15.69        0.00
                                                                  2011     15.69        14.45        0.00
                                                                  2012     14.45        15.63        0.00
                                                                  2013     15.63        21.50        0.00
                                                                  2014     21.50        21.49        0.00
                                                                  2015     21.49        20.20        0.00
                                                                  2016     20.20        18.30        0.00

                                                                       Beginning of               Number of
                                                                           Year     End of Year  Accumulation
                                                                       Accumulation Accumulation Units End of
Investment Division                                               Year  Unit Value   Unit Value      Year
-------------------                                               ---- ------------ ------------ ------------
Morgan Stanley Mid Cap Growth Investment Division (Class
  B) (formerly FI Mid Cap Opportunities Investment Division
  (Class B))..................................................... 2007    $19.75       $21.13        0.00
                                                                  2008     21.13         9.32        0.00
                                                                  2009      9.32        12.31        0.00
                                                                  2010     12.31        13.34        0.00

MSCI EAFE(R) Index Investment Division (Class B)................. 2007     15.76        17.24        0.00
                                                                  2008     17.24         9.86        0.00
                                                                  2009      9.86        12.51        0.00
                                                                  2010     12.51        13.36        0.00
                                                                  2011     13.36        11.55        0.00
                                                                  2012     11.55        13.49        0.00
                                                                  2013     13.49        16.22        0.00
                                                                  2014     16.22        15.05        0.00
                                                                  2015     15.05        14.70        0.00
                                                                  2016     14.70        14.69        0.00

Neuberger Berman Genesis Investment Division (Class B)........... 2007     21.81        20.79        0.00
                                                                  2008     20.79        12.64        0.00
                                                                  2009     12.64        14.11        0.00
                                                                  2010     14.11        16.94        0.00
                                                                  2011     16.94        17.69        0.00
                                                                  2012     17.69        19.21        0.00
                                                                  2013     19.21        26.27        0.00
                                                                  2014     26.27        25.92        0.00
                                                                  2015     25.92        25.75        0.00
                                                                  2016     25.75        30.17        0.00

Neuberger Berman Genesis Investment Division (Class B) (formerly
  MLA Mid Cap Investment Division (Class B))..................... 2007     16.65        16.02        0.00
                                                                  2008     16.02         9.78        0.00
                                                                  2009      9.78        13.24        0.00
                                                                  2010     13.24        16.10        0.00
                                                                  2011     16.10        15.09        0.00
                                                                  2012     15.09        15.72        0.00
                                                                  2013     15.72        17.06        0.00

Oppenheimer Global Equity Investment Division (Class B).......... 2013      1.01         1.16        0.00
                                                                  2014      1.16         1.17        0.00
                                                                  2015      1.17         1.21        0.00
                                                                  2016      1.21         1.20        0.00

Oppenheimer Global Equity Investment Division (Class
  B) (formerly Met/Templeton Growth Investment Division (Class
  B)) (4/28/2008)................................................ 2008      9.99         6.58        0.00
                                                                  2009      6.58         8.64        0.00
                                                                  2010      8.64         9.20        0.00
                                                                  2011      9.20         8.48        0.00
                                                                  2012      8.48        10.25        0.00
                                                                  2013     10.25        10.91        0.00

                                                                       Beginning of               Number of
                                                                           Year     End of Year  Accumulation
                                                                       Accumulation Accumulation Units End of
Investment Division                                               Year  Unit Value   Unit Value      Year
-------------------                                               ---- ------------ ------------ ------------
PIMCO Inflation Protected Bond Investment Division (Class B)
  (5/1/2006)..................................................... 2007    $11.24       $12.32        0.00
                                                                  2008     12.32        11.36        0.00
                                                                  2009     11.36        13.27        0.00
                                                                  2010     13.27        14.15        0.00
                                                                  2011     14.15        15.56        0.00
                                                                  2012     15.56        16.80        2.94
                                                                  2013     16.80        15.08       12.75
                                                                  2014     15.08        15.36        0.86
                                                                  2015     15.36        14.72        0.78
                                                                  2016     14.72        15.30        0.70

PIMCO Total Return Investment Division (Class B)................. 2007     12.82        13.65        0.00
                                                                  2008     13.65        13.56        0.00
                                                                  2009     13.56        15.84        0.00
                                                                  2010     15.84        16.95        0.00
                                                                  2011     16.95        17.31        0.00
                                                                  2012     17.31        18.72        0.00
                                                                  2013     18.72        18.17        0.00
                                                                  2014     18.17        18.73        0.00
                                                                  2015     18.73        18.53        0.00
                                                                  2016     18.53        18.82        0.00

Russell 2000(R) Index Investment Division (Class B).............. 2007     18.92        18.40        0.00
                                                                  2008     18.40        12.08        0.00
                                                                  2009     12.08        15.02        0.00
                                                                  2010     15.02        18.81        0.00
                                                                  2011     18.81        17.82        0.00
                                                                  2012     17.82        20.46        0.00
                                                                  2013     20.46        27.98        0.00
                                                                  2014     27.98        29.01        1.78
                                                                  2015     29.01        27.42       11.30
                                                                  2016     27.42        32.82       15.98

SSGA Growth and Income ETF Investment Division (Class B)
  (5/1/2006)..................................................... 2007     11.20        11.69        0.00
                                                                  2008     11.69         8.66        0.00
                                                                  2009      8.66        10.71        0.00
                                                                  2010     10.71        11.89        0.00
                                                                  2011     11.89        11.90        0.00
                                                                  2012     11.90        13.28        0.00
                                                                  2013     13.28        14.84        0.00
                                                                  2014     14.84        15.54        0.00
                                                                  2015     15.54        15.08        0.00
                                                                  2016     15.08        15.79        0.00

SSGA Growth ETF Investment Division (Class B) (5/1/2006)......... 2007     11.46        11.98        0.00
                                                                  2008     11.98         7.94        0.00
                                                                  2009      7.94        10.15        0.00
                                                                  2010     10.15        11.46        0.00
                                                                  2011     11.46        11.10        0.00
                                                                  2012     11.10        12.64        0.00
                                                                  2013     12.64        14.77        0.00
                                                                  2014     14.77        15.40        0.00
                                                                  2015     15.40        14.89        0.00
                                                                  2016     14.89        15.75        0.00

                                                                       Beginning of               Number of
                                                                           Year     End of Year  Accumulation
                                                                       Accumulation Accumulation Units End of
Investment Division                                               Year  Unit Value   Unit Value      Year
-------------------                                               ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Investment Division (Class B)..... 2007    $14.53       $15.69        0.00
                                                                  2008     15.69         9.00        0.00
                                                                  2009      9.00        12.74        0.00
                                                                  2010     12.74        14.72        0.00
                                                                  2011     14.72        14.38        0.00
                                                                  2012     14.38        16.88        4.90
                                                                  2013     16.88        23.18       18.15
                                                                  2014     23.18        24.97        5.16
                                                                  2015     24.97        27.30        4.71
                                                                  2016     27.30        27.43        4.27

T. Rowe Price Large Cap Growth Investment Division (Class
  B) (formerly RCM Technology Investment Division (Class B))..... 2007      5.03         6.55        0.00
                                                                  2008      6.55         3.60        0.00
                                                                  2009      3.60         5.67        0.00
                                                                  2010      5.67         7.16        0.00
                                                                  2011      7.16         6.38        0.00
                                                                  2012      6.38         7.08        0.00
                                                                  2013      7.08         7.42        0.00

T. Rowe Price Mid Cap Growth Investment Division (Class B)....... 2007      8.59        10.00        0.00
                                                                  2008     10.00         5.96        0.00
                                                                  2009      5.96         8.58        0.00
                                                                  2010      8.58        10.85        0.00
                                                                  2011     10.85        10.56        0.00
                                                                  2012     10.56        11.88        2.82
                                                                  2013     11.88        16.05       10.19
                                                                  2014     16.05        17.91        5.58
                                                                  2015     17.91        18.91       19.07
                                                                  2016     18.91        19.88       28.62

T. Rowe Price Small Cap Growth Investment Division (Class B)..... 2007     15.24        16.52        0.00
                                                                  2008     16.52        10.41        0.00
                                                                  2009     10.41        14.28        0.00
                                                                  2010     14.28        19.03        0.00
                                                                  2011     19.03        19.10        0.00
                                                                  2012     19.10        21.91        0.00
                                                                  2013     21.91        31.26        0.00
                                                                  2014     31.26        32.99        1.56
                                                                  2015     32.99        33.45        9.33
                                                                  2016     33.45        36.90       14.21

Western Asset Management Strategic Bond Opportunities Investment
  Division (Class B)............................................. 2007     21.57        22.14        0.00
                                                                  2008     22.14        18.57        0.00
                                                                  2009     18.57        24.24        0.00
                                                                  2010     24.24        26.97        0.00
                                                                  2011     26.97        28.25        0.00
                                                                  2012     28.25        31.11        1.60
                                                                  2013     31.11        31.04        6.60
                                                                  2014     31.04        32.34        0.67
                                                                  2015     32.34        31.36        0.61
                                                                  2016     31.36        33.61        0.56

                                                                       Beginning of               Number of
                                                                           Year     End of Year  Accumulation
                                                                       Accumulation Accumulation Units End of
Investment Division                                               Year  Unit Value   Unit Value      Year
-------------------                                               ---- ------------ ------------ ------------
Western Asset Management Strategic Bond Opportunities Investment
  Division (Class B) (formerly Lord Abbett Bond Debenture
  Investment Division (Class B))................................. 2007    $19.00       $20.03        0.00
                                                                  2008     20.03        16.14        0.00
                                                                  2009     16.14        21.84        0.00
                                                                  2010     21.84        24.41        0.00
                                                                  2011     24.41        25.24        0.00
                                                                  2012     25.24        28.21        0.00
                                                                  2013     28.21        30.14        0.00
                                                                  2014     30.14        31.27        0.00
                                                                  2015     31.27        30.27        0.00
                                                                  2016     30.27        31.22        0.00

Western Asset Management U.S. Government Investment Division
  (Class B)...................................................... 2007     16.88        17.37        0.00
                                                                  2008     17.37        17.10        0.00
                                                                  2009     17.10        17.61        0.00
                                                                  2010     17.61        18.38        0.00
                                                                  2011     18.38        19.15        0.00
                                                                  2012     19.15        19.53        0.00
                                                                  2013     19.53        19.15        0.00
                                                                  2014     19.15        19.43        0.00
                                                                  2015     19.43        19.29        0.00
                                                                  2016     19.29        19.28        0.00

                       METLIFE FINANCIAL FREEDOM SELECT
                              LOWEST POSSIBLE MIX
                         0.50 SEPARATE ACCOUNT CHARGE

                                                                       Beginning of               Number of
                                                                           Year     End of Year  Accumulation
                                                                       Accumulation Accumulation Units End of
Investment Division                                               Year  Unit Value   Unit Value      Year
-------------------                                               ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2) (5/1/2006).... 2007   $ 16.57      $ 16.99        214.16
                                                                  2008     16.99        15.29        660.66
                                                                  2009     15.29        17.08      1,336.34
                                                                  2010     17.08        18.05      2,534.47
                                                                  2011     18.05        19.01      5,136.86
                                                                  2012     19.01        19.88     10,841.18
                                                                  2013     19.88        19.31      6,907.51
                                                                  2014     19.31        20.17      4,835.15
                                                                  2015     20.17        20.08      5,823.08
                                                                  2016     20.08        20.51      5,646.96

American Funds Global Small Capitalization Investment Division+
  (Class 2)...................................................... 2007     31.22        37.63        856.44
                                                                  2008     37.63        17.35      3,133.92
                                                                  2009     17.35        27.79      4,838.18
                                                                  2010     27.79        33.76      6,471.12
                                                                  2011     33.76        27.09      9,057.64
                                                                  2012     27.09        31.78     10,795.65
                                                                  2013     31.78        40.46      9,067.63
                                                                  2014     40.46        41.01      8,782.03
                                                                  2015     41.01        40.81      8,726.02
                                                                  2016     40.81        41.36      9,132.88

American Funds Growth Investment Division+ (Class 2)............. 2007    185.01       206.30        223.84
                                                                  2008    206.30       114.72      1,187.81
                                                                  2009    114.72       158.74      2,868.42
                                                                  2010    158.74       186.99      4,369.26
                                                                  2011    186.99       177.65      5,699.90
                                                                  2012    177.65       207.87      6,880.90
                                                                  2013    207.87       268.42      7,198.58
                                                                  2014    268.42       289.08      7,354.64
                                                                  2015    289.08       306.60      6,990.59
                                                                  2016    306.60       333.18      6,778.97

American Funds Growth-Income Investment Division+ (Class 2)...... 2007    134.49       140.21        682.51
                                                                  2008    140.21        86.49        544.54
                                                                  2009     86.49       112.66        942.49
                                                                  2010    112.66       124.59      1,374.08
                                                                  2011    124.59       121.40      1,816.06
                                                                  2012    121.40       141.56      2,197.05
                                                                  2013    141.56       187.57      1,813.63
                                                                  2014    187.57       205.96      2,149.84
                                                                  2015    205.96       207.40      2,111.90
                                                                  2016    207.40       229.56      2,088.87

                                                                       Beginning of               Number of
                                                                           Year     End of Year  Accumulation
                                                                       Accumulation Accumulation Units End of
Investment Division                                               Year  Unit Value   Unit Value      Year
-------------------                                               ---- ------------ ------------ ------------
American Funds(R) Balanced Allocation Investment Division (Class
  C) (4/28/2008)................................................. 2008    $10.00       $ 7.05      24,750.54
                                                                  2009      7.05         9.08      81,951.16
                                                                  2010      9.08        10.13     103,758.85
                                                                  2011     10.13         9.87      93,925.98
                                                                  2012      9.87        11.15      81,911.43
                                                                  2013     11.15        13.15      78,258.47
                                                                  2014     13.15        13.87      96,914.13
                                                                  2015     13.87        13.71      63,969.15
                                                                  2016     13.71        14.70      60,086.95

American Funds(R) Growth Allocation Investment Division (Class
  C) (4/28/2008)................................................. 2008      9.99         6.40         446.85
                                                                  2009      6.40         8.53      49,924.20
                                                                  2010      8.53         9.64     102,918.27
                                                                  2011      9.64         9.14     129,322.32
                                                                  2012      9.14        10.56     119,380.52
                                                                  2013     10.56        13.15     114,689.60
                                                                  2014     13.15        13.92     108,116.90
                                                                  2015     13.92        13.74     108,095.42
                                                                  2016     13.74        14.90     105,172.65

American Funds(R) Moderate Allocation Investment Division (Class
  C) (4/28/2008)................................................. 2008     10.01         7.73         114.62
                                                                  2009      7.73         9.49      12,910.53
                                                                  2010      9.49        10.38      17,709.05
                                                                  2011     10.38        10.35      25,149.76
                                                                  2012     10.35        11.42      21,267.41
                                                                  2013     11.42        12.90      28,231.16
                                                                  2014     12.90        13.61      19,837.36
                                                                  2015     13.61        13.45      20,677.98
                                                                  2016     13.45        14.32      19,045.76

Barclays Aggregate Bond Index Investment Division (Class B)...... 2007     14.13        15.00       1,416.18
                                                                  2008     15.00        15.76       1,859.57
                                                                  2009     15.76        16.46       8,539.73
                                                                  2010     16.46        17.31      16,262.67
                                                                  2011     17.31        18.48      27,706.18
                                                                  2012     18.48        19.06      36,768.18
                                                                  2013     19.06        18.48      45,952.92
                                                                  2014     18.48        19.40      46,334.39
                                                                  2015     19.40        19.32      49,614.40
                                                                  2016     19.32        19.63      58,554.07

BlackRock Bond Income Investment Division (Class B).............. 2007     57.25        60.40          82.28
                                                                  2008     60.40        57.89          93.94
                                                                  2009     57.89        62.90         250.42
                                                                  2010     62.90        67.63         393.97
                                                                  2011     67.63        71.54         503.16
                                                                  2012     71.54        76.36       1,894.44
                                                                  2013     76.36        75.22         668.64
                                                                  2014     75.22        79.94         765.28
                                                                  2015     79.94        79.81         685.25
                                                                  2016     79.81        81.69         638.97

                                                                       Beginning of               Number of
                                                                           Year     End of Year  Accumulation
                                                                       Accumulation Accumulation Units End of
Investment Division                                               Year  Unit Value   Unit Value      Year
-------------------                                               ---- ------------ ------------ ------------
BlackRock Capital Appreciation Investment Division (Class B)..... 2007   $ 30.58      $ 36.03          0.00
                                                                  2008     36.03        22.70         10.28
                                                                  2009     22.70        30.83        146.49
                                                                  2010     30.83        36.65        207.78
                                                                  2011     36.65        33.13        255.76
                                                                  2012     33.13        37.60      1,189.66
                                                                  2013     37.60        50.10        458.40
                                                                  2014     50.10        54.15        506.01
                                                                  2015     54.15        57.12        614.22
                                                                  2016     57.12        56.75        436.90

BlackRock Capital Appreciation Investment Division (Class
  B) (formerly BlackRock Legacy Large Cap Growth Investment
  Division (Class B) and before that FI Large Cap Investment
  Division (Class B))............................................ 2007     18.97        19.58          0.00
                                                                  2008     19.58        10.72         11.38
                                                                  2009     10.72        11.20          0.00

BlackRock Large Cap Value Investment Division (Class B).......... 2007     15.04        15.43        650.02
                                                                  2008     15.43         9.96        504.26
                                                                  2009      9.96        11.01      2,835.37
                                                                  2010     11.01        11.93      4,494.17
                                                                  2011     11.93        12.11      8,973.05
                                                                  2012     12.11        13.74     10,976.73
                                                                  2013     13.74        18.01     11,554.97
                                                                  2014     18.01        19.66     12,433.39
                                                                  2015     19.66        18.35      8,493.98
                                                                  2016     18.35        21.57      9,352.10

Calvert VP SRI Balanced Investment Division (Class I)............ 2007     27.04        27.65        276.01
                                                                  2008     27.65        18.89      3,248.79
                                                                  2009     18.89        23.55      4,571.12
                                                                  2010     23.55        26.27      4,883.94
                                                                  2011     26.27        27.33      5,355.98
                                                                  2012     27.33        30.06      4,612.75
                                                                  2013     30.06        35.29      4,948.17
                                                                  2014     35.29        38.49      5,281.23
                                                                  2015     38.49        37.45      4,964.26
                                                                  2016     37.45        40.20      5,026.36

Clarion Global Real Estate Investment Division (Class B)......... 2007     19.92        16.84        862.39
                                                                  2008     16.84         9.77      1,061.77
                                                                  2009      9.77        13.10      1,455.60
                                                                  2010     13.10        15.14      2,152.91
                                                                  2011     15.14        14.22      3,310.42
                                                                  2012     14.22        17.83      4,468.16
                                                                  2013     17.83        18.37      3,233.48
                                                                  2014     18.37        20.70      4,146.44
                                                                  2015     20.70        20.31      3,895.50
                                                                  2016     20.31        20.39      3,651.50

ClearBridge Aggressive Growth Investment Division (4/28/2014).... 2014    301.26       341.17        834.26
                                                                  2015    341.17       325.77        704.90
                                                                  2016    325.77       332.83        706.26

                                                                       Beginning of               Number of
                                                                           Year     End of Year  Accumulation
                                                                       Accumulation Accumulation Units End of
Investment Division                                               Year  Unit Value   Unit Value      Year
-------------------                                               ---- ------------ ------------ ------------
ClearBridge Aggressive Growth Investment Division (Class
  B) (formerly ClearBridge Aggressive Growth II Investment
  Division (Class B)) (4/30/2007)................................ 2007   $182.83      $225.65           9.12
                                                                  2008    225.65       130.23          95.77
                                                                  2009    130.23       185.11         270.55
                                                                  2010    185.11       201.50         408.87
                                                                  2011    201.50       185.37         514.77
                                                                  2012    185.37       225.96         872.66
                                                                  2013    225.96       289.56         775.26
                                                                  2014    289.56       302.37           0.00

Harris Oakmark International Investment Division (Class B)....... 2007     20.95        20.61       1,759.63
                                                                  2008     20.61        12.12       1,774.01
                                                                  2009     12.12        18.71       3,111.81
                                                                  2010     18.71        21.67       4,186.27
                                                                  2011     21.67        18.49       6,890.84
                                                                  2012     18.49        23.78      56,251.20
                                                                  2013     23.78        30.88       6,303.17
                                                                  2014     30.88        28.94       6,684.06
                                                                  2015     28.94        27.50       6,423.66
                                                                  2016     27.50        29.60       6,067.88

Invesco Mid Cap Value Investment Division (Class B).............. 2007     28.19        28.95         621.91
                                                                  2008     28.95        15.13       1,531.52
                                                                  2009     15.13        22.24       4,224.04
                                                                  2010     22.24        27.89       6,283.29
                                                                  2011     27.89        25.90       8,060.45
                                                                  2012     25.90        28.73           0.00

Invesco Mid Cap Value Investment Division (Class B).............. 2012     28.59        29.57       9,808.43
                                                                  2013     29.57        38.34      10,998.30
                                                                  2014     38.34        41.82      11,740.73
                                                                  2015     41.82        37.88      11,040.52
                                                                  2016     37.88        43.53      10,794.53

Invesco Small Cap Growth Investment Division (Class B)........... 2007     15.34        16.95           0.67
                                                                  2008     16.95        10.33          79.92
                                                                  2009     10.33        13.76         291.68
                                                                  2010     13.76        17.28         450.75
                                                                  2011     17.28        17.01         545.88
                                                                  2012     17.01        20.01         565.78
                                                                  2013     20.01        27.91       1,935.07
                                                                  2014     27.91        29.96       1,645.72
                                                                  2015     29.96        29.30       1,804.87
                                                                  2016     29.30        32.49       1,122.87

Jennison Growth Investment Division (Class B).................... 2012     10.12         9.82     104,659.07
                                                                  2013      9.82        13.36       7,646.84
                                                                  2014     13.36        14.45       8,117.92
                                                                  2015     14.45        15.90       5,863.82
                                                                  2016     15.90        15.80       4,182.25

                                                                    Beginning of               Number of
                                                                        Year     End of Year  Accumulation
                                                                    Accumulation Accumulation Units End of
Investment Division                                            Year  Unit Value   Unit Value      Year
-------------------                                            ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class B) (formerly
  Oppenheimer Capital Appreciation Investment Division (Class
  B))......................................................... 2007    $ 9.65       $10.98        407.76
                                                               2008     10.98         5.90      2,455.08
                                                               2009      5.90         8.44      3,635.62
                                                               2010      8.44         9.19      4,575.46
                                                               2011      9.19         9.02      4,882.16
                                                               2012      9.02        10.17          0.00

Loomis Sayles Global Markets Investment Division (Class B).... 2013     13.62        15.06      5,298.14
                                                               2014     15.06        15.50      5,989.59
                                                               2015     15.50        15.61      6,199.65
                                                               2016     15.61        16.28      4,676.07

Loomis Sayles Global Markets Investment Division (Class
  B) (formerly Met/Franklin Income Investment Division (Class
  B)) (4/28/2008)............................................. 2008      9.99         8.03          0.00
                                                               2009      8.03        10.22      3,879.54
                                                               2010     10.22        11.37      4,602.93
                                                               2011     11.37        11.55      5,982.31
                                                               2012     11.55        12.93      8,206.09
                                                               2013     12.93        13.54          0.00

Loomis Sayles Small Cap Core Investment Division (Class B).... 2007     35.91        39.88         14.86
                                                               2008     39.88        25.37        334.43
                                                               2009     25.37        32.80      1,971.39
                                                               2010     32.80        41.52      3,210.23
                                                               2011     41.52        41.45      4,318.44
                                                               2012     41.45        47.13      4,888.00
                                                               2013     47.13        65.98      5,179.20
                                                               2014     65.98        67.95      5,575.71
                                                               2015     67.95        66.43      4,891.01
                                                               2016     66.43        78.64      4,985.06

Loomis Sayles Small Cap Growth Investment Division (Class B).. 2007     11.43        11.86          2.52
                                                               2008     11.86         6.93        256.59
                                                               2009      6.93         8.94        944.01
                                                               2010      8.94        11.68      1,360.10
                                                               2011     11.68        11.94      1,605.12
                                                               2012     11.94        13.18      2,189.20
                                                               2013     13.18        19.46      3,114.31
                                                               2014     19.46        19.54      2,642.25
                                                               2015     19.54        19.72      2,479.74
                                                               2016     19.72        20.81      2,087.93

Met/Artisan Mid Cap Value Investment Division (Class B)....... 2007     44.23        40.90        141.45
                                                               2008     40.90        21.92        305.54
                                                               2009     21.92        30.80        199.66
                                                               2010     30.80        35.17        249.81
                                                               2011     35.17        37.26        677.72
                                                               2012     37.26        41.37     23,543.48
                                                               2013     41.37        56.19        807.31
                                                               2014     56.19        56.85        869.61
                                                               2015     56.85        51.10        567.10
                                                               2016     51.10        62.36        797.05

                                                                       Beginning of               Number of
                                                                           Year     End of Year  Accumulation
                                                                       Accumulation Accumulation Units End of
Investment Division                                               Year  Unit Value   Unit Value      Year
-------------------                                               ---- ------------ ------------ ------------
Met/Franklin Low Duration Total Return Investment Division
  (Class B) (5/2/2011)........................................... 2011   $  9.98      $  9.82          0.00
                                                                  2012      9.82        10.20     17,625.37
                                                                  2013     10.20        10.27        516.39
                                                                  2014     10.27        10.33      2,609.88
                                                                  2015     10.33        10.21      4,624.00
                                                                  2016     10.21        10.48      4,960.36

Met/Wellington Core Equity Opportunities Investment Division
  (Class B) (formerly WMC Core Equity Opportunities Investment
  Division (Class B))............................................ 2007     41.95        43.55        617.57
                                                                  2008     43.55        26.21      1,471.02
                                                                  2009     26.21        34.33      3,218.67
                                                                  2010     34.33        38.16      4,953.31
                                                                  2011     38.16        36.35      6,489.31
                                                                  2012     36.35        40.73      8,430.58
                                                                  2013     40.73        54.05      8,155.61
                                                                  2014     54.05        59.35      7,847.55
                                                                  2015     59.35        60.32      8,174.49
                                                                  2016     60.32        64.25      7,999.18

Met/Wellington Large Cap Research Investment Division (Class
  B) (formerly WMC Large Cap Research Investment Division (Class
  B) and before that BlackRock Large Cap Investment Division
  (Class B))..................................................... 2007     92.80        97.61          0.00

Met/Wellington Large Cap Research Investment Division (Class
  B) (formerly WMC Large Cap Research Investment Division*
  (Class B))..................................................... 2007     96.80        98.23          0.00
                                                                  2008     98.23        61.27          1.72
                                                                  2009     61.27        72.67        133.27
                                                                  2010     72.67        81.31        216.26
                                                                  2011     81.31        81.12        490.85
                                                                  2012     81.12        91.54     16,456.00
                                                                  2013     91.54       122.30      1,018.31
                                                                  2014    122.30       138.13        829.15
                                                                  2015    138.13       143.62        967.90
                                                                  2016    143.62       154.73      1,162.89

MetLife Asset Allocation 100 Investment Division (Class B)....... 2011     12.83        11.05     31,669.41
                                                                  2012     11.05        12.84     38,374.86
                                                                  2013     12.84        16.55     43,662.71
                                                                  2014     16.55        17.30     64,299.02
                                                                  2015     17.30        16.87     67,369.15
                                                                  2016     16.87        18.30     46,630.24

MetLife Asset Allocation 100 Investment Division (Class
  B) (formerly MetLife Aggressive Allocation Investment Division
  (Class B)) (5/1/2005).......................................... 2007     12.91        13.26        848.35
                                                                  2008     13.26         7.86      4,744.66
                                                                  2009      7.86        10.28     20,892.52
                                                                  2010     10.28        11.83     28,283.98
                                                                  2011     11.83        12.87          0.00

MetLife Asset Allocation 20 Investment Division (Class B)
  (5/1/2005)..................................................... 2007     11.02        11.57      2,023.63
                                                                  2008     11.57         9.86      3,573.68
                                                                  2009      9.86        11.82      5,183.58
                                                                  2010     11.82        12.95      6,266.53
                                                                  2011     12.95        13.30     18,551.74
                                                                  2012     13.30        14.45     24,947.84
                                                                  2013     14.45        14.99     29,705.82
                                                                  2014     14.99        15.59     33,215.20
                                                                  2015     15.59        15.42     31,763.16
                                                                  2016     15.42        16.03     32,418.33

                                                                       Beginning of               Number of
                                                                           Year     End of Year  Accumulation
                                                                       Accumulation Accumulation Units End of
Investment Division                                               Year  Unit Value   Unit Value      Year
-------------------                                               ---- ------------ ------------ ------------
MetLife Asset Allocation 40 Investment Division (Class B)
  (5/1/2005)..................................................... 2007    $11.52       $12.01       7,382.99
                                                                  2008     12.01         9.37      16,140.47
                                                                  2009      9.37        11.53      31,977.17
                                                                  2010     11.53        12.79      41,906.67
                                                                  2011     12.79        12.86      56,982.64
                                                                  2012     12.86        14.27      51,982.68
                                                                  2013     14.27        15.75      59,970.99
                                                                  2014     15.75        16.44      71,939.80
                                                                  2015     16.44        16.18      54,702.04
                                                                  2016     16.18        17.08      45,205.21

MetLife Asset Allocation 60 Investment Division (Class B)
  (5/1/2005)..................................................... 2007     12.03        12.49      16,503.39
                                                                  2008     12.49         8.87      89,441.25
                                                                  2009      8.87        11.16     160,538.96
                                                                  2010     11.16        12.57     237,902.02
                                                                  2011     12.57        12.34     309,922.15
                                                                  2012     12.34        13.90     293,810.79
                                                                  2013     13.90        16.32     310,776.12
                                                                  2014     16.32        17.06     312,940.01
                                                                  2015     17.06        16.76     320,651.58
                                                                  2016     16.76        17.86     272,547.28

MetLife Asset Allocation 80 Investment Division (Class
  A) (formerly MetLife Growth Strategy Investment Division
  (Class B)) (4/29/2013)......................................... 2013     12.16        13.95       2,907.40
                                                                  2014     13.95        13.93           0.00

MetLife Asset Allocation 80 Investment Division (Class B)
  (5/1/2005)..................................................... 2007     12.54        12.96      30,136.44
                                                                  2008     12.96         8.37     101,740.66
                                                                  2009      8.37        10.75     193,138.01
                                                                  2010     10.75        12.27     244,089.93
                                                                  2011     12.27        11.74     320,244.68
                                                                  2012     11.74        13.48     337,875.51
                                                                  2013     13.48        16.68     313,637.94
                                                                  2014     16.68        17.46     308,914.26
                                                                  2015     17.46        17.08     302,984.47
                                                                  2016     17.08        18.38     260,472.26

MetLife Asset Allocation 80 Investment Division (formerly
  MetLife Growth Strategy Investment Division (Class B) and
  before that Met/Franklin Templeton Founding Strategy
  Investment Division (Class B)) (4/28/2008)..................... 2008      9.99         7.07           0.00
                                                                  2009      7.07         9.05         165.36
                                                                  2010      9.05         9.91       1,321.99
                                                                  2011      9.91         9.68       2,087.89
                                                                  2012      9.68        11.19       2,232.86
                                                                  2013     11.19        12.08           0.00

MetLife Mid Cap Stock Index Investment Division (Class B)........ 2007     16.55        17.70       1,029.80
                                                                  2008     17.70        11.21       2,089.70
                                                                  2009     11.21        15.25       6,709.45
                                                                  2010     15.25        19.12      10,163.07
                                                                  2011     19.12        18.61      14,422.97
                                                                  2012     18.61        21.73      57,611.90
                                                                  2013     21.73        28.72      14,987.68
                                                                  2014     28.72        31.21      17,326.97
                                                                  2015     31.21        30.24      18,850.26
                                                                  2016     30.24        36.15      18,063.60

                                                                       Beginning of               Number of
                                                                           Year     End of Year  Accumulation
                                                                       Accumulation Accumulation Units End of
Investment Division                                               Year  Unit Value   Unit Value      Year
-------------------                                               ---- ------------ ------------ ------------
MetLife Small Cap Value Investment Division (Class B)............ 2007    $18.97       $18.30         130.75
                                                                  2008     18.30        12.78         912.24
                                                                  2009     12.78        16.08       2,966.51
                                                                  2010     16.08        19.19       3,511.63
                                                                  2011     19.19        17.37       4,639.68
                                                                  2012     17.37        20.40       4,469.96
                                                                  2013     20.40        26.88       3,963.23
                                                                  2014     26.88        27.21       3,945.61
                                                                  2015     27.21        25.61       3,737.28
                                                                  2016     25.61        33.45       3,812.18

MetLife Stock Index Investment Division (Class B)................ 2007     49.91        52.13         539.70
                                                                  2008     52.13        32.54       2,312.11
                                                                  2009     32.54        40.77       8,761.00
                                                                  2010     40.77        46.45      13,430.18
                                                                  2011     46.45        46.98      20,212.37
                                                                  2012     46.98        53.95      26,848.24
                                                                  2013     53.95        70.70      26,752.60
                                                                  2014     70.70        79.56      29,678.19
                                                                  2015     79.56        79.89      30,390.47
                                                                  2016     79.89        88.54      27,108.32

MFS(R) Research International Investment Division (Class B)...... 2007     16.90        19.05         329.75
                                                                  2008     19.05        10.92       2,545.89
                                                                  2009     10.92        14.30      11,760.04
                                                                  2010     14.30        15.85      17,500.23
                                                                  2011     15.85        14.08      22,168.96
                                                                  2012     14.08        16.36      30,188.40
                                                                  2013     16.36        19.41      32,959.66
                                                                  2014     19.41        17.97      34,870.77
                                                                  2015     17.97        17.56      34,413.56
                                                                  2016     17.56        17.32      34,638.99

MFS(R) Total Return Investment Division (Class B)................ 2007     53.42        55.34         276.68
                                                                  2008     55.34        42.76       1,080.59
                                                                  2009     42.76        50.33       1,905.01
                                                                  2010     50.33        54.99       2,596.09
                                                                  2011     54.99        55.90       2,494.56
                                                                  2012     55.90        61.91       2,516.15
                                                                  2013     61.91        73.12       2,720.68
                                                                  2014     73.12        78.84       3,095.53
                                                                  2015     78.84        78.13       2,808.57
                                                                  2016     78.13        84.68       2,399.90

MFS(R) Value Investment Division (Class B)....................... 2007     15.87        15.16         182.05
                                                                  2008     15.16        10.00       1,028.33
                                                                  2009     10.00        12.00      18,675.17
                                                                  2010     12.00        13.27      30,167.11
                                                                  2011     13.27        13.29      40,555.23
                                                                  2012     13.29        15.38     146,046.29
                                                                  2013     15.38        20.72      63,535.61
                                                                  2014     20.72        22.80      68,762.98
                                                                  2015     22.80        22.60      64,562.40
                                                                  2016     22.60        25.66      62,132.81

                                                                       Beginning of               Number of
                                                                           Year     End of Year  Accumulation
                                                                       Accumulation Accumulation Units End of
Investment Division                                               Year  Unit Value   Unit Value      Year
-------------------                                               ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class B) (formerly FI Value
  Leaders Investment Division (Class B))......................... 2007    $35.20       $36.40         15.04
                                                                  2008     36.40        22.05         20.38
                                                                  2009     22.05        26.66         23.32
                                                                  2010     26.66        30.32         26.54
                                                                  2011     30.32        28.24        721.16
                                                                  2012     28.24        32.45        775.97
                                                                  2013     32.45        35.82          0.00

MFS(R) Value Investment Division (Class B) (formerly
  Met/Franklin Mutual Shares Investment Division (Class B))
  (4/28/2008).................................................... 2008      9.99         6.64         23.17
                                                                  2009      6.64         8.25      2,623.80
                                                                  2010      8.25         9.11      3,197.54
                                                                  2011      9.11         9.02      5,793.87
                                                                  2012      9.02        10.22      6,072.50
                                                                  2013     10.22        11.23          0.00

Morgan Stanley Mid Cap Growth Investment Division (Class B)...... 2010     14.49        16.93        333.35
                                                                  2011     16.93        15.68      2,349.56
                                                                  2012     15.68        17.05      2,203.66
                                                                  2013     17.05        23.59      1,924.69
                                                                  2014     23.59        23.71      3,750.05
                                                                  2015     23.71        22.41      3,889.11
                                                                  2016     22.41        20.41      1,072.69

Morgan Stanley Mid Cap Growth Investment Division (Class
  B) (formerly FI Mid Cap Opportunities Investment Division
  (Class B))..................................................... 2007     20.85        22.43          0.00
                                                                  2008     22.43         9.94        123.50
                                                                  2009      9.94        13.21        277.77
                                                                  2010     13.21        14.34          0.00

MSCI EAFE(R) Index Investment Division (Class B)................. 2007     16.48        18.13      1,056.06
                                                                  2008     18.13        10.42      3,777.69
                                                                  2009     10.42        13.31      8,912.46
                                                                  2010     13.31        14.29     16,315.16
                                                                  2011     14.29        12.42     27,977.26
                                                                  2012     12.42        14.58     88,671.89
                                                                  2013     14.58        17.63     39,033.51
                                                                  2014     17.63        16.45     48,211.26
                                                                  2015     16.45        16.15     49,161.54
                                                                  2016     16.15        16.23     48,530.59

Neuberger Berman Genesis Investment Division (Class B)........... 2007     22.60        21.66        118.09
                                                                  2008     21.66        13.24        254.30
                                                                  2009     13.24        14.87        545.06
                                                                  2010     14.87        17.95      6,552.91
                                                                  2011     17.95        18.84        808.97
                                                                  2012     18.84        20.58      1,019.98
                                                                  2013     20.58        28.30        894.64
                                                                  2014     28.30        28.07      1,143.51
                                                                  2015     28.07        28.04      1,092.99
                                                                  2016     28.04        33.03      1,140.16

                                                                       Beginning of               Number of
                                                                           Year     End of Year  Accumulation
                                                                       Accumulation Accumulation Units End of
Investment Division                                               Year  Unit Value   Unit Value      Year
-------------------                                               ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division (Class B) (formerly
  MLA Mid Cap Investment Division (Class B))..................... 2007    $17.13       $16.58          0.00
                                                                  2008     16.58        10.18        322.27
                                                                  2009     10.18        13.85        342.85
                                                                  2010     13.85        16.93        469.62
                                                                  2011     16.93        15.96        601.19
                                                                  2012     15.96        16.72        792.97
                                                                  2013     16.72        18.18          0.00

Oppenheimer Global Equity Investment Division (Class B).......... 2013      1.01         1.16     66,953.60
                                                                  2014      1.16         1.18     54,398.66
                                                                  2015      1.18         1.22     50,487.53
                                                                  2016      1.22         1.22     19,918.03

Oppenheimer Global Equity Investment Division (Class
  B) (formerly Met/Templeton Growth Investment Division (Class
  B)) (4/28/2008)................................................ 2008      9.99         6.61        172.60
                                                                  2009      6.61         8.72      1,106.76
                                                                  2010      8.72         9.34        791.20
                                                                  2011      9.34         8.65      3,423.91
                                                                  2012      8.65        10.52      3,894.86
                                                                  2013     10.52        11.22          0.00

PIMCO Inflation Protected Bond Investment Division (Class B)
  (5/1/2006)..................................................... 2007     11.47        12.65          0.00
                                                                  2008     12.65        11.72      3,057.42
                                                                  2009     11.72        13.76     11,295.13
                                                                  2010     13.76        14.76     24,345.63
                                                                  2011     14.76        16.32     30,676.09
                                                                  2012     16.32        17.72     43,782.49
                                                                  2013     17.72        16.00     32,861.21
                                                                  2014     16.00        16.38     38,915.16
                                                                  2015     16.38        15.79     34,638.98
                                                                  2016     15.79        16.49     36,357.21

PIMCO Total Return Investment Division (Class B)................. 2007     13.24        14.17      2,700.88
                                                                  2008     14.17        14.16      6,189.85
                                                                  2009     14.16        16.63     13,972.23
                                                                  2010     16.63        17.90     21,017.74
                                                                  2011     17.90        18.38     31,450.38
                                                                  2012     18.38        19.98     66,370.95
                                                                  2013     19.98        19.50     31,019.15
                                                                  2014     19.50        20.22     31,952.63
                                                                  2015     20.22        20.12     32,401.60
                                                                  2016     20.12        20.54     33,577.33

Russell 2000(R) Index Investment Division (Class B).............. 2007     19.79        19.35        672.23
                                                                  2008     19.35        12.77        721.11
                                                                  2009     12.77        15.97      2,960.20
                                                                  2010     15.97        20.11      5,629.08
                                                                  2011     20.11        19.16      9,516.51
                                                                  2012     19.16        22.12     54,347.43
                                                                  2013     22.12        30.41     14,888.86
                                                                  2014     30.41        31.71     18,929.85
                                                                  2015     31.71        30.13     17,270.92
                                                                  2016     30.13        36.27     13,163.92

                                                                       Beginning of               Number of
                                                                           Year     End of Year  Accumulation
                                                                       Accumulation Accumulation Units End of
Investment Division                                               Year  Unit Value   Unit Value      Year
-------------------                                               ---- ------------ ------------ ------------
SSGA Growth and Income ETF Investment Division (Class B)
  (5/1/2006)..................................................... 2007    $11.28       $11.83        131.14
                                                                  2008     11.83         8.82        281.44
                                                                  2009      8.82        10.96        379.11
                                                                  2010     10.96        12.24      2,282.16
                                                                  2011     12.24        12.31      2,487.59
                                                                  2012     12.31        13.82      1,965.61
                                                                  2013     13.82        15.53        701.29
                                                                  2014     15.53        16.36        441.37
                                                                  2015     16.36        15.95        519.70
                                                                  2016     15.95        16.79        556.68

SSGA Growth ETF Investment Division (Class B) (5/1/2006)......... 2007     11.54        12.13        127.20
                                                                  2008     12.13         8.09        407.42
                                                                  2009      8.09        10.39        864.60
                                                                  2010     10.39        11.80        987.73
                                                                  2011     11.80        11.49      1,516.66
                                                                  2012     11.49        13.15      1,727.63
                                                                  2013     13.15        15.46      2,232.76
                                                                  2014     15.46        16.21      4,014.00
                                                                  2015     16.21        15.75      4,569.79
                                                                  2016     15.75        16.75      3,708.59

T. Rowe Price Large Cap Growth Investment Division (Class B)..... 2007     15.19        16.50          3.77
                                                                  2008     16.50         9.52        642.35
                                                                  2009      9.52        13.55      1,826.57
                                                                  2010     13.55        15.74      3,103.08
                                                                  2011     15.74        15.45      5,083.91
                                                                  2012     15.45        18.25     19,797.82
                                                                  2013     18.25        25.20     17,602.74
                                                                  2014     25.20        27.29     19,564.00
                                                                  2015     27.29        30.01     14,816.73
                                                                  2016     30.01        30.31     17,180.02

T. Rowe Price Large Cap Growth Investment Division (Class
  B) (formerly RCM Technology Investment Division (Class B))..... 2007      5.20         6.81        906.70
                                                                  2008      6.81         3.76      2,186.31
                                                                  2009      3.76         5.95      4,893.23
                                                                  2010      5.95         7.56      4,922.19
                                                                  2011      7.56         6.78      7,453.31
                                                                  2012      6.78         7.56     13,054.22
                                                                  2013      7.56         7.93          0.00

T. Rowe Price Mid Cap Growth Investment Division (Class B)....... 2007      8.87        10.39      2,065.48
                                                                  2008     10.39         6.23      4,714.53
                                                                  2009      6.23         9.01      9,445.39
                                                                  2010      9.01        11.45     12,663.77
                                                                  2011     11.45        11.21     14,666.75
                                                                  2012     11.21        12.68     27,864.83
                                                                  2013     12.68        17.23     17,411.72
                                                                  2014     17.23        19.34     17,488.94
                                                                  2015     19.34        20.52     16,958.63
                                                                  2016     20.52        21.69     18,002.57

                                                                       Beginning of               Number of
                                                                           Year     End of Year  Accumulation
                                                                       Accumulation Accumulation Units End of
Investment Division                                               Year  Unit Value   Unit Value      Year
-------------------                                               ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Investment Division (Class B)..... 2007    $16.09       $17.53        281.92
                                                                  2008     17.53        11.11        145.52
                                                                  2009     11.11        15.32      1,365.08
                                                                  2010     15.32        20.53      1,346.56
                                                                  2011     20.53        20.73      3,791.61
                                                                  2012     20.73        23.90      5,556.49
                                                                  2013     23.90        34.29      6,413.66
                                                                  2014     34.29        36.39      6,559.34
                                                                  2015     36.39        37.10      7,555.17
                                                                  2016     37.10        41.16      6,828.79

Western Asset Management Strategic Bond Opportunities Investment
  Division (Class B)............................................. 2007     23.07        23.80        591.13
                                                                  2008     23.80        20.08      1,051.67
                                                                  2009     20.08        26.35      1,433.95
                                                                  2010     26.35        29.48      1,920.49
                                                                  2011     29.48        31.05      1,218.28
                                                                  2012     31.05        34.38      3,663.28
                                                                  2013     34.38        34.49      2,414.46
                                                                  2014     34.49        36.14      2,785.54
                                                                  2015     36.14        35.24      2,766.53
                                                                  2016     35.24        37.97      6,695.68

Western Asset Management Strategic Bond Opportunities Investment
  Division (Class B) (formerly Lord Abbett Bond Debenture
  Investment Division (Class B))................................. 2007     20.15        21.36        332.67
                                                                  2008     21.36        17.30        986.45
                                                                  2009     17.30        23.55      1,214.61
                                                                  2010     23.55        26.47      1,526.64
                                                                  2011     26.47        27.51      2,353.49
                                                                  2012     27.51        30.92      3,128.17
                                                                  2013     30.92        33.22      3,714.37
                                                                  2014     33.22        34.65      4,054.15
                                                                  2015     34.65        33.73      4,026.16
                                                                  2016     33.73        34.85          0.00

Western Asset Management U.S. Government Investment Division
  (Class B)...................................................... 2007     18.04        18.68        359.83
                                                                  2008     18.68        18.49        602.55
                                                                  2009     18.49        19.14        125.48
                                                                  2010     19.14        20.10        309.10
                                                                  2011     20.10        21.05        483.84
                                                                  2012     21.05        21.58        846.52
                                                                  2013     21.58        21.28        616.97
                                                                  2014     21.28        21.71        681.82
                                                                  2015     21.71        21.67        788.60
                                                                  2016     21.67        21.78      1,515.97

-----------
  The assets of the MetLife Growth Strategy Investment Division of the Met Investors Fund merged into the MetLife Asset Allocation 80 Investment Division of the Metropolitan Fund on April 28, 2014. Accumulation Unit Values prior to April 28, 2014 are those of the MetLife Growth Strategy Investment Division.

  The assets of the FI Value Leaders Investment Division of the Metropolitan Fund were merged into MFS(R) Value Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the FI Value Leaders Investment Division.

  The assets of the Met/Franklin Income Investment Division of the Met Investors Fund were merged into Loomis Sayles Global Markets Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Income Investment Division.

  The assets of the Met/Franklin Mutual Shares Investment Division of the Met Investors Fund were merged into MFS(R) Value Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Mutual Shares Investment Division.

  The assets of the Met/Franklin Templeton Founding Strategy Investment Division of the Met Investors Fund were merged into MetLife Growth Strategy Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Templeton Founding Strategy Investment Division.

  The assets of the MLA Mid Cap Investment Division of the Met Investors Fund were merged into Neuberger Berman Genesis Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the MLA Mid Cap Investment Division.
  The assets of the RCM Technology Investment Division of the Met Investors Fund were merged into T. Rowe Price Large Cap Growth Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the RCM Technology Investment Division.

  The assets of the Met/Templeton Growth Investment Division of the Met Investors Fund were merged into Oppenheimer Global Equity Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Templeton Growth Investment Division.

  The assets of the Oppenheimer Capital Appreciation Investment Division of the Met Investors Fund were merged into the Jennison Growth Investment Division of the Metropolitan Fund on April 30, 2012. Accumulation Unit Values prior to April 30, 2012 are those of the Oppenheimer Capital Appreciation Investment Division.

  The assets of the Lord Abbett Mid Cap Value Investment Division (formerly the Neuberger Berman Mid Cap Value Division) of the Metropolitan Fund were merged into the Lord Abbett Mid Cap Value Investment Division of the Met Investors Fund on April 30, 2012. Accumulation Unit Values prior to April 30, 2012 are those of the Lord Abbett Mid Cap Value Investment Division of the Metropolitan Fund.

  The assets of MetLife Aggressive Allocation Investment Division of the Metropolitan Fund were merged into the MetLife Aggressive Strategy Investment Division of the Met Investors Fund on May 2, 2011. Accumulation Unit Values prior to May 2, 2011 are those of the MetLife Aggressive Allocation Investment Division.

  The assets of FI Mid Cap Opportunities Investment Division of the Metropolitan Fund were merged into the Morgan Stanley Mid Cap Growth Investment Division of the Met Investors Fund on May 3, 2010. Accumulation Unit Values prior to May 3, 2010 are those of FI Mid Cap Opportunities Investment Division.

  The assets of FI Large Cap Investment Division of the Metropolitan Funds were merged into the BlackRock Legacy Large Cap Growth Investment Division of the Metropolitan Fund on May 1, 2009. Accumulation Unit Values prior to May 1, 2009 are those of the FI Large Cap Investment Division.

  The assets of BlackRock Large Cap Investment Division (formerly BlackRock Investment Trust Investment Division) of the Metropolitan Fund were merged into the BlackRock Large Cap Core Investment Division of the Met Investors Fund on April 30, 2007. Accumulation Unit Values prior to April 30, 2007 are those of the BlackRock Large Cap Investment Division.

  The Investment Division of the Metropolitan Fund with the name FI Mid Cap Opportunities was merged into the Janus Mid Cap Investment Division of the Metropolitan Fund prior to the opening of business on May 3, 2004 and was renamed FI Mid Cap Opportunities. The Investment Division with the name FI Mid Cap Opportunities on April 30, 2004 ceased to exist. The Accumulation Unit Values history prior to May 1, 2004 is that of the Investment Division which no longer exists.

* We are waiving a portion of the Separate Account charge for the Investment Division investing in the Met/Wellington Large Cap Research Portfolio (formerly WMC Large Cap Research Portfolio) and the Oppenheimer Global Equity Portfolio.

+ The Accumulation Unit Values for the American Funds Bond, American Funds
  Growth-Income, American Funds Growth and American Funds Global Small Capitalization Investment Divisions are calculated with an additional .25% Separate Account Charge as Indicated in the Separate Account Charge section of the Table of Expenses.

  Please see the Table of Expenses for more information.

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
APPENDIX IV

PORTFOLIO LEGAL AND MARKETING NAMES


SERIES FUND/TRUST     LEGAL NAME OF PORTFOLIO SERIES    MARKETING NAME
  American Funds      Bond Fund                         American Funds Bond Fund
  Insurance
  Series(R)
  American Funds      Global Small Capitalization Fund  American Funds Global Small Capitalization Fund
  Insurance
  Series(R)
  American Funds      Growth - Income Fund              American Funds Growth-Income Fund
  Insurance
  Series(R)
  American Funds      Growth Fund                       American Funds Growth Fund
  Insurance
  Series(R)

APPENDIX V

ADDITIONAL INFORMATION REGARDING THE PORTFOLIOS

Certain Portfolios and trusts were subject to a name change. The chart below identifies the former name and new name of each of these Portfolios, and where applicable, the former name and the new name of the trust of which the Portfolio is a part.

PORTFOLIO NAME CHANGES

THE FOLLOWING FORMER PORTFOLIOS WERE RENAMED:


FORMER NAME                NEW NAME
  MET INVESTORS            BRIGHTHOUSE FUNDS TRUST I
  SERIES TRUST
    Met/Franklin             Brighthouse/Franklin Low Duration Total Return--Class B
  Low Duration
  Total
  Return--Class B
    Met/Wellington           Brighthouse/Wellington Large Cap Research Portfolio--Class B
  Large Cap
  Research
  Portfolio--Class B
    MetLife Asset            Brighthouse Asset Allocation 100 Portfolio--Class B
  Allocation 100
  Portfolio--Class B
    MetLife Small            Brighthouse Small Cap Value Portfolio--Class B
  Cap Value
  Portfolio--Class B
  METROPOLITAN             BRIGHTHOUSE FUNDS TRUST II
  SERIES FUND
    Barclays                 MetLife Aggregate Bond Index Portfolio--Class B
  Aggregate Bond
  Index
  Portfolio--Class B
    Met/Artisan Mid          Brighthouse/Artisan Mid Cap Value Portfolio--Class B
  Cap Value
  Portfolio--Class B
    Met/Wellington           Brighthouse/Wellington Core Equity Opportunities Portfolio--Class B
  Core Equity
  Opportunities
  Portfolio--Class B
    MetLife Asset            Brighthouse Asset Allocation 20 Portfolio--Class B
  Allocation 20
  Portfolio--Class B
    MetLife Asset            Brighthouse Asset Allocation 40 Portfolio--Class B
  Allocation 40
  Portfolio--Class B
    MetLife Asset            Brighthouse Asset Allocation 60 Portfolio--Class B
  Allocation 60
  Portfolio--Class B
    MetLife Asset            Brighthouse Asset Allocation 80 Portfolio--Class B
  Allocation 80
  Portfolio--Class B
    MSCI EAFE(R)             MetLife MSCI EAFE(R) Index Portfolio--Class B
  Index
  Portfolio--Class B
    Russell 2000(R)          MetLife Russell 2000(R) Index Portfolio--Class B
  Index
  Portfolio--Class B

                          Request For a Statement of
                   Additional Information/Change of Address

If You would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

[_] MetLife Financial Freedom Select(R) Variable Annuity

[_] Brighthouse Funds Trust I

[_] Brighthouse Funds Trust II

[_] American Funds Insurance Series(R)

[_] Calvert VP SRI Balanced Portfolio

[_] I have changed my address. My current address is:

                          _________________  Name ___
                          (Contract Number)

                                             Address

                          _________________         _
                             (Signature)          zip

Metropolitan Life Insurance Company
P.O. Box 10342
Des Moines, IA 50306-0342

112